                                                       Registration Nos.33-62061
                                                                        811-7345

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                        Pre-Effective Amendment No.      [ ]
                                                    --

                      Post-Effective Amendment No. 32    [X]

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                      Amendment No. 35                   [X]
                       (Check appropriate box or boxes.)

                           CDC NVEST FUNDS TRUST III
               (Exact Name of Registrant as Specified in Charter)

           399 Boylston Street
          Boston, Massachusetts                                          02116
(Address of principal executive offices)                              (Zip Code)

Registrant's Telephone Number, including Area Code (617) 449-2810

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

                                    Copy to:
                              John M. Loder, Esq.
                                  Ropes & Gray
                            One International Place
                          Boston, Massachusetts 02110

Approximate Date of Public Offering

It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to paragraph (b)
[X]  On May 1, 2005 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  On (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          [LOGO]

WHAT'S INSIDE

Goals, Strategies & Risks  Page 2

Portfolio Fees & Expenses Page 11

More About Risk.......... Page 13

Management Team.......... Page 14

Portfolio Services....... Page 18

Financial Performance.... Page 34


  IXIS Advisor Diversified Portfolios
[LOGO] LOOMIS SAYLES & Company L.P.

[LOGO] HARRIS ASSOCIATES L.P.
Advisor to The Oakmark Family of Funds


[LOGO] Reich and Tang


[LOGO] HANSBERGER
IXIS Equity Diversified Portfolio
  Loomis Sayles Large Cap Growth Discipline
  Harris Associates Large Cap Value Discipline
  Reich & Tang Mid Cap Value Discipline
  Hansberger International Developed Markets Discipline

IXIS Moderate Diversified Portfolio
(formerly named CDC IXIS Moderate Diversified Portfolio)
  Loomis Sayles Core Fixed Income Discipline
  Loomis Sayles Large Cap Growth Discipline
  Harris Associates Large Cap Value Discipline
  Reich & Tang Mid Cap Value Discipline
  Hansberger International Developed Markets Discipline
                                                                     Prospectus
                                                                    May 1, 2005


The Securities and Exchange Commission has not approved either Portfolio's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


For general information on the Portfolios or any of their services and for assistance in opening an account, contact your financial representative or call IXIS Advisor Funds.

IXIS Advisor Funds
P.O. Box 219579, Kansas City, MO 64121-9579 800-225-5478
www.ixisadvisorfunds.com

Table of Contents


Goals, Strategies & Risks
IXIS Equity Diversified Portfolio....................... 2
IXIS Moderate Diversified Portfolio..................... 6
Portfolio Fees & Expenses
Portfolio Fees & Expenses.............................. 11
More About Risk
More About Risk........................................ 13
Management Team
Meet the Portfolios' Investment Adviser and Subadvisers 14
Meet the Portfolios' Portfolio Managers................ 16
Portfolio Services
Investing in the Portfolios............................ 18
How Sales Charges Are Calculated....................... 19
It's Easy to Open an Account........................... 21
Buying Shares.......................................... 22
Selling Shares......................................... 23
Selling Shares in Writing.............................. 24
Exchanging Shares...................................... 26
Restrictions on Buying, Selling and Exchanging Shares.. 26
How Portfolio Shares Are Priced........................ 28
Dividends and Distributions............................ 29
Tax Consequences....................................... 29
Compensation to Securities Dealers..................... 31
Additional Investor Services .......................... 32
Financial Performance
Financial Performance.................................. 34
Glossary of Terms
Glossary of Terms...................................... 36


If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Portfolios, please refer to the section "More About Risk." This section details the risks of practices in which the Portfolios may engage. Please read this section carefully before you invest.

Portfolio shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

                                    [GRAPHIC]



Goals, Strategies & Risks
IXIS Equity Diversified Portfolio

Adviser:     IXIS Asset Management Advisors, L.P.
                ("IXIS Advisors")
Subadvisers: Loomis, Sayles & Company, L.P.
                ("Loomis Sayles")
             Harris Associates L.P. ("Harris Associates")
             Reich & Tang Asset Management, LLC
                ("Reich & Tang")
             Hansberger Global Investors, Inc. ("Hansberger")

Category: Multi-Discipline


Ticker Symbol: Class A Class C
               ---------------
               AEDPX   CEDPX

 Investment Goal

The Portfolio seeks long-term capital appreciation. The Portfolio's investment goal may be changed without shareholder approval.

 Principal Investment Strategies

The Portfolio is designed to offer investors access to a diversified portfolio of complementary equity investment disciplines from specialized money managers ("subadvisers") through investment in a single mutual fund. The Portfolio features U.S. growth and value as well as international investments. Under normal market conditions, the Portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. In accordance with applicable Securities and Exchange Commission requirements, the Portfolio will notify shareholders prior to any change to such policy taking effect. The disciplines and their subadvisers are listed below. IXIS Advisors believes that, by diversifying across asset classes and styles in a single portfolio, investors may experience more consistent, positive returns with less volatility than a fund managed in a single asset class or style.



                                                                             Target    Minimum    Maximum
Subadviser and Investment Discipline Focus of Discipline                   Allocation Allocation Allocation
 Loomis Sayles Large Cap Growth      Equity securities of U.S. large
                                     capitalization companies                 35%        25%        45%
 Harris Associates Large Cap Value   Equity securities of large
                                     capitalization companies                 35%        25%        45%
 Reich & Tang Mid Cap Value          Equity securities with small-to mid-
                                     sized market capitalizations             15%        10%        20%
 Hansberger International            Securities in international developed
 Developed Markets                   markets                                  15%        10%        20%


Subject to the allocation policies adopted by the Portfolio's Board of Trustees, IXIS Advisors generally allocates capital invested in the Portfolio among its four disciplines according to the target allocations noted above. Each subadviser manages the portion of the Portfolio's assets allocated to it in accordance with the respective subadviser's distinct investment style and strategy. IXIS Advisors monitors the relative sizes of the disciplines on a monthly basis. When a discipline's percentage of the Portfolio exceeds the maximum or minimum allocation set forth in the table above, IXIS Advisors will reallocate capital away from or towards one or more disciplines in order to bring the discipline back towards its target allocation. Subject to approval by the Portfolio's Board of Trustees, IXIS Advisors may revise the Portfolio's target allocations from time to time. In addition, target allocations will vary and may not always be met.
The Portfolio may:
.. Invest in equity securities.
.. Invest in securities offered in initial public offerings ("IPOs") and Rule
  144A securities.
.. Invest in convertible preferred stock and convertible debt securities.
.. Invest in foreign securities traded in U.S. markets (through American
  Depositary Receipts ("ADRs") or foreign stocks sold in U.S. dollars). ADRs are securities issued by a U.S. bank that represent shares of a foreign company.
.. Invest in real estate investment trusts ("REITs").

.. Invest in options and enter into futures, swap contracts and currency hedging transactions.

.. Hold securities of foreign issuers traded over the counter or on foreign exchanges and related currency hedging transactions.


.. Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs and a high level of taxable capital gains, which may lower the Portfolio's return.

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2

.. For temporary defensive purposes, invest any portion of its assets in cash or in any securities the subadvisers deem appropriate. The Portfolio may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.
For more detailed information on each subadviser's investment strategies, please refer to the section "IXIS Equity Diversified Portfolio -- More on Investment Disciplines."

A "snapshot" of the Portfolio's investments may be found in the current annual or semiannual report. In addition, a list of the Portfolio's portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Portfolio's website at www.ixisadvisorfunds.com. Please see the back cover of this Prospectus for more information on obtaining a copy of the Portfolio's annual or semiannual report.

 Principal Investment Risks

Allocation Risk: The Portfolio's investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Portfolio as a result of this allocation.
Derivative Securities: Subject to changes in the underlying securities or indexes on which the derivative securities transactions are based. There is no guarantee that the use of derivatives for hedging purposes will be effective or that suitable transactions will be available. Even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Portfolio's exposure to stock market values, interest rates or the currency exchange rate.

Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact the Portfolio's performance and result in higher portfolio turnover, which may increase the tax liability to shareholders and the brokerage expenses incurred by the Portfolio. Rule 144A securities may be less liquid than other equity securities. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period.

Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.
REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

For additional information see the section "More About Risk."

 Evaluating the Portfolio's Past Performance


Because the Portfolio recently commenced operations and has not completed a full calendar year, information related to Portfolio performance, including a bar chart showing annual returns, has not been included in this Prospectus.


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                                                                             3

                                    [GRAPHIC]



Goals, Strategies & Risks
IXIS Equity Diversified Portfolio --
More on Investment Disciplines

The Portfolio is divided into four different disciplines, each comprising a different asset class and managed by one of the Portfolio's four subadvisers. Using these multiple subadvisers, the Portfolio provides shareholders with exposure to domestic and international equity securities. The subadvisers pursue the Portfolio's overall goal by employing the strategies and techniques discussed below.
 Loomis Sayles Large Cap Growth Discipline


This portion of the Portfolio invests primarily in equity securities, including common stocks, convertible securities and warrants. Loomis Sayles focuses on stocks of companies that have market capitalizations, at the time of investment, within the capitalization range of the Russell 1000 Growth Index, an unmanaged index measuring the performance of those Russell 1000 companies selected for their greater growth orientation, though it may invest in companies of any size. Loomis Sayles seeks to generate returns that are consistent with and superior to those of the Russell 1000 Growth Index. Investments are made in leading U.S. large cap growth companies that offer market leading products, technologies or services that Loomis believes are capable of producing attractive long-term earnings growth and stock price appreciation. Combining proprietary in-house research with independent analysis, the large-cap growth team focuses on those companies it believes offer:

(check mark) earnings growth and revenue growth potential
(check mark) management focused on enhancing shareholder value
(check mark) proprietary products in high-growth markets
(check mark) the ability to build a sustainable competitive advantage

Loomis Sayles will build a core portfolio of companies which, in its opinion, possess the attributes set forth above. In making investment decisions, Loomis Sayles generally employs the following methods:


.. Loomis Sayles uses a bottom-up, fundamental research process and a top-down macroeconomic analysis. Fundamental research consists of broad in-depth coverage, including contact with company management, near- and long-term projections of company fundamentals and evaluations of potential cash flow and earnings growth.

.. Loomis Sayles looks for growth-oriented stocks of well-managed companies that typically have the characteristics listed above. The market capitalizations of these companies will generally be within the range of the companies included in the Russell 1000 Growth Index.
.. Analysts and portfolio managers continuously monitor investments. The analysts and portfolio managers will evaluate the companies to determine whether they continue to possess the same fundamental characteristics for growth which made them candidates for investment originally.
.. Loomis Sayles will generally sell a position if earnings or fundamentals deteriorate, if there is a significant change in management or when other more favorable opportunities arise.

 Harris Associates Large Cap Value Discipline

This portion of the Portfolio invests primarily in the common stocks of companies that have market capitalizations, at the time of investment, within the capitalization range of the Russell 1000 Value Index, an unmanaged index measuring the performance of those Russell 1000 companies selected for their greater value orientation. Harris Associates focuses on large- and mid-capitalization companies that it believes are trading at a substantial discount to the company's "true business value." Harris Associates' value-oriented investment philosophy is based upon its belief that over time a stock's discounted market price and its true business value will converge. Harris Associates believes that this philosophy provides the best opportunity to achieve long-term capital growth while also protecting from downside risk. It therefore uses this philosophy to locate companies with the following characteristics, although not all of the companies selected by Harris Associates will have each of these attributes:

(check mark) Stock selling at less than 60% of its intrinsic value


(check mark) Positive free cash flow


(check mark) High level of insider ownership


(check mark) Owner-oriented management


(check mark) Favorable earnings growth potential

In making investment decisions, Harris Associates generally employs the following methods:
.. Harris Associates uses a fundamental bottom-up investment approach which means that it focuses on individual companies rather than macro-economic factors or specific industries. Each company is analyzed on a case-by-case basis to select those that meet Harris Associates' standards of quality and value.
.. Once Harris Associates determines that a stock sells at a significant discount to its true business value and has other attractive qualities such as a positive free cash flow, it will consider that stock for purchase by analyzing the quality and motivation of the company's management as well as the company's market position within its industry.

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4

.. Investments are continuously monitored by both analysts and portfolio managers. Analysts set specific "buy" and "sell" targets for each company. Harris Associates will generally buy a stock when it believes the stock sells for a price below 60% of its true business value, and will generally sell a stock when it believes the stock price approaches 90% of its true business value.

 Reich & Tang Mid Cap Value Discipline

This portion of the Portfolio invests primarily in small- and mid-cap value stocks. Concentrating on fundamental analysis, Reich & Tang seeks to achieve competitive returns with lower risk by emphasizing good companies:

(check mark) trading at attractive valuations


(check mark) where there is a catalyst for positive change, such as management changes, new products, acquisitions or divestitures


(check mark) identified through intensive proprietary research

The segment primarily invests in stocks of companies that have market capitalizations, at the time of investment, within the capitalization range of companies in the Russell 2500 Value Index, an unmanaged index of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. Reich & Tang pursues a value investment philosophy that focuses on established small- and mid-cap companies that have dominant market share, low cost producer status, good management and low levels of debt.
Investments are continuously monitored by analysts. If the analysts believe a purchase is not warranted by the underlying fundamentals, Reich & Tang will alter the size of the holding. Reich & Tang may sell a holding if it reaches its price target, if fundamentals deteriorate or if a more compelling investment opportunity arises.

 Hansberger International Developed Markets Discipline

This portion of the Portfolio invests in securities of companies in international developed markets. These companies may be of any size. Hansberger will invest substantially all of the segment's assets in securities issued as American Depositary Receipts (ADRs) and non-U.S. securities listed on U.S. securities exchanges or traded over-the-counter. Hansberger's Value Team employs an intensive fundamental analysis to identify undervalued securities with a market value that is believed to be less than the company's intrinsic value, based on the company's long-term potential. Hansberger's investment approach integrates extensive research, proprietary valuation screens, and fundamental analysis of securities with a long term investment perspective. This analysis involves evaluating a company's prospects by focusing on such factors as:

(check mark) quality of a company's management


(check mark) competitive position of a company within its industry


(check mark) financial strength of the company


(check mark) quality and growth potential of its earnings


(check mark) outlook for the company's future based on these and other similar factors

Hansberger will also consider other factors in its analysis, including country and political risks as well as economic and market conditions. Hansberger's objective is to identify undervalued securities in international developed markets, to hold them for the long term, and to achieve long-term capital growth as the marketplace realizes the value of these securities over time. Hansberger expects to typically invest in between 40 to 60 securities, across a broad spectrum of market capitalizations. In terms of both industry representation and capitalization, the segment's holdings may differ significantly from those of the typical international equity fund. A security may be sold when the share price rises above the established sell target or superior alternatives are found. Additionally, when selling a security, Hansberger takes into account structural changes within a company, industry specific factors, changes in shareholder orientation, as well as loss of confidence in management.

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                                    [GRAPHIC]



Goals, Strategies & Risks
IXIS Moderate Diversified Portfolio

(formerly named CDC IXIS Moderate Diversified Portfolio)


Adviser:     IXIS Asset Management Advisors, L.P.
                ("IXIS Advisors")
Subadvisers: Loomis, Sayles & Company, L.P.
                ("Loomis Sayles")
             Harris Associates L.P. ("Harris Associates")
             Reich & Tang Asset Management, LLC
                ("Reich & Tang")
             Hansberger Global Investors, Inc.
                ("Hansberger")

Category: Multi-Discipline


Ticker Symbol: Class A Class C
               ---------------
               AMDPX   CMDPX

 Investment Goal

The Portfolio seeks long-term capital appreciation, with income as a secondary objective. The Portfolio's investment goal may be changed without shareholder approval.

 Principal Investment Strategies

The Portfolio is designed to offer investors access to a diversified portfolio of complementary investment disciplines from specialized money managers ("subadvisers") through investment in a single mutual fund. The Portfolio combines both equity and fixed income disciplines. The Portfolio's equity disciplines feature U.S. growth and value as well as international investments. The Portfolio's fixed income discipline focuses on U.S. investment grade fixed income securities. The disciplines and their subadvisers are listed below. IXIS Advisors believes that, by diversifying across asset classes and styles in a single portfolio, investors may experience more consistent, positive returns with less volatility than a fund managed in a single asset class or style.


                                                                                   Target    Minimum    Maximum
Subadviser and Investment Discipline       Focus of Discipline                   Allocation Allocation Allocation
Loomis Sayles Core Fixed Income            U.S. investment grade fixed income
                                           securities                              35.00%     25.00%     45.00%
Loomis Sayles Large Cap Growth             Equity securities of U.S. large
                                           capitalization companies                22.50%     15.00%     30.00%
Harris Associates Large Cap Value          Equity securities of large
                                           capitalization companies                22.50%     15.00%     30.00%
Reich & Tang Mid Cap Value                 Equity securities with small to mid-
                                           sized market capitalizations            10.00%      7.00%     13.00%
Hansberger International Developed Markets Securities in international developed
                                           markets                                 10.00%      7.00%     13.00%

Subject to the allocation policies adopted by the Portfolio's Board of Trustees, IXIS Advisors generally allocates capital invested in the Portfolio among its five disciplines according to the target allocations noted above. Each subadviser manages the portion of the Portfolio's assets allocated to it in accordance with the respective subadvisers distinct investment style and strategy. IXIS Advisors monitors the relative sizes of the disciplines on a monthly basis. When a discipline's percentage of the Portfolio exceeds the maximum or minimum allocation set forth in the table above, IXIS Advisors will reallocate capital away or towards one or more disciplines in order to bring the disciplines back within their target allocation ranges. Subject to approval by the Portfolio's Board of Trustees, IXIS Advisors may revise the Portfolio's target allocations from time to time. In addition, target allocations will vary and may not always be met.
The Portfolio may also:
.. Invest in equity securities.
.. Invest in securities offered in initial public offerings ("IPOs") and Rule
  144A securities.
.. Invest in convertible preferred stock and convertible debt securities.
.. Invest in foreign securities traded in U.S. markets (through American
  Depositary Receipts ("ADRs") or foreign stocks sold in U.S. dollars). ADRs are securities issued by a U.S. bank that represent shares of a foreign company.
.. Invest in real estate investment trusts ("REITs").
.. Invest in mortgage-backed and asset-backed securities.
.. Invest in fixed-income securities, including U.S. government bonds and lower-quality corporate bonds.

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6

.. Invest in options and enter into futures, swap contracts and currency hedging transactions.

.. Hold securities of foreign issuers traded over the counter or on foreign exchanges and related currency hedging transactions.


.. Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs and a high level of taxable capital gains, which may lower the Portfolio's return.
.. Purchase U.S. government securities, certificates of deposit, commercial paper, and/or money market or high quality debt securities or hold cash for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Portfolio from achieving its investment goal.
For more detailed information on each subadviser's investment strategies, please refer to the section entitled "IXIS Moderate Diversified
Portfolio -- More on Investment Strategies."

A "snapshot" of the Portfolio's investments may be found in the current annual or semiannual report. In addition, a list of the Portfolio's portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Portfolio's website at www.ixisadvisorfunds.com. Please see the back cover of this Prospectus for more information on obtaining a copy of the Portfolio's annual or semiannual report.

 Principal Investment Risks


Allocation Risk: The Portfolio's investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Portfolio as a result of this allocation.

Derivative Securities: Subject to changes in the underlying securities or indexes on which the derivative securities transactions are based. There is no guarantee that the use of derivatives for hedging purposes will be effective or that suitable transactions will be available. Even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Portfolio's exposure to stock market values, interest rates or the currency exchange rate.

Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact the Portfolio's performance and result in higher portfolio turnover, which may increase the tax liability to shareholders and the brokerage expenses incurred by the Portfolio. Rule 144A securities may be less liquid than other equity securities. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period.

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities (commonly known as "junk bonds") may be subject to these risks to a greater extent than other fixed-income securities. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.
Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.
REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

For additional information see the section entitled "More About Risk."

 Evaluating the Portfolio's Past Performance


Because the Portfolio recently commenced operations and has not completed a full calendar year, information related to Portfolio performance, including a bar chart showing annual returns, has not been included in this Prospectus.


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                                                                             7

                                    [GRAPHIC]



Goals, Strategies & Risks
IXIS Moderate Diversified Portfolio --  More on Investment Disciplines


The Portfolio is divided into five different disciplines, each comprising a different asset class and managed by one of the Portfolio's four subadvisers. Using these multiple subadvisers, the Portfolio provides shareholders with exposure to the fixed income, equity and international securities. The subadvisers pursue the Portfolio's overall goal by employing the strategies and techniques discussed below.
 Loomis Sayles Core Fixed Income Discipline


This portion of the Portfolio, one of two portions managed by Loomis Sayles, invests primarily in U.S. investment grade fixed income securities (including government, corporate, mortgage- and asset-backed securities). Applying proprietary research, the core fixed-income team seeks to deliver superior total returns with lower volatility by emphasizing:

..  corporate sector issues
..  high average quality from companies with improving credit profiles
.. durations within the range of the Lehman Brothers Aggregate Bond Index .. typically higher yield-to-maturity versus the benchmark
..  call-protected bonds

Loomis Sayles will build a core portfolio of companies which, in its opinion, possess the attributes set forth above. In making investment decisions, Loomis Sayles generally employs the following methods:

.. Loomis Sayles uses a bottom-up, fundamental research process and a top-down macroeconomic analysis. Fundamental research consists of broad in-depth coverage, including contact with company management, near- and long-term projections of company fundamentals and evaluations of potential cash flow and earnings growth.
.. Loomis Sayles looks for securities that it believes are undervalued and that offer the possibility of attractive income and strong capital appreciation. The durations of the securities in which Loomis Sayles will invest will generally be within the range of the companies included in the Lehman Brothers Aggregate Bond Index.
.. Analysts and portfolio managers continuously evaluate the companies to determine whether they continue to possess the same fundamental characteristics for growth which made them candidates for investment originally.

 Loomis Sayles Large Cap Growth Discipline


This portion of the Portfolio, the second of two portions managed by Loomis Sayles, invests primarily in equity securities, including common stocks, convertible securities and warrants. Loomis Sayles focuses on stocks of companies that have market capitalizations, at the time of investment, within the capitalization range of the Russell 1000 Growth Index, an unmanaged index measuring the performance of those Russell 1000 companies selected for their greater growth orientation, though it may invest in companies of any size. Loomis Sayles seeks to generate returns that are consistent with and superior to those of the Russell 1000 Growth Index. Investments are made in leading U.S. large cap growth companies that offer market leading products, technologies or services that Loomis believes are capable of producing attractive long-term earnings growth and stock price appreciation. Combining proprietary in-house research with independent analysis, the large-cap growth team focuses on those companies it believes offer:

..  earnings growth and revenue growth potential
..  management focused on enhancing shareholder value
..  proprietary products in high-growth markets
..  the ability to build a sustainable competitive advantage

Loomis Sayles will build a core portfolio of companies which, in its opinion, possess the attributes set forth above. In making investment decisions, Loomis Sayles generally employs the following methods:

.. Loomis Sayles uses a bottom-up, fundamental research process and a top-down macroeconomic analysis. Fundamental research consists of broad in-depth coverage, including contact with company management, near- and long-term projections of company fundamentals and evaluations of potential cash flow and earnings growth.
.. Loomis Sayles looks for growth-oriented stocks of well-managed companies that typically have the characteristics listed above. The market capitalizations of these companies will generally be within the range of the companies included in the Russell 1000 Growth Index.
.. Analysts and portfolio managers continuously monitor investments. The analysts and portfolio managers will evaluate the companies to determine whether they continue to possess the same fundamental characteristics for growth which made them candidates for investment originally.
.. Loomis Sayles will generally sell a position if earnings or fundamentals deteriorate, if there is a significant change in management or when other more favorable opportunities arise.

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8

 Harris Associates Large Cap Value Discipline

This portion of the Portfolio invests primarily in the common stocks of companies that have market capitalizations, at the time of investment, within the capitalization range of the Russell 1000 Value Index, an unmanaged index measuring the performance of those Russell 1000 companies selected for their greater value orientation. Harris Associates focuses on large- and mid-capitalization companies that it believes are trading at a substantial discount to the company's "true business value." Harris Associates' value-oriented investment philosophy is based upon its belief that over time a stock's discounted market price and its true business value will converge. Harris Associates believes that this philosophy provides the best opportunity to achieve long-term capital growth while also protecting from downside risk. It therefore uses this philosophy to locate companies with the following characteristics, although not all of the companies selected by Harris Associates will have each of these attributes:

(check mark) Stock selling at less than 60% of its intrinsic value


(check mark) Positive free cash flow


(check mark) High level of insider ownership


(check mark) Owner-oriented management


(check mark) Favorable earnings growth potential

In making investment decisions, Harris Associates generally employs the following methods:
.. Harris Associates uses a fundamental bottom-up investment approach which means that it focuses on individual companies rather than macro-economic factors or specific industries. Each company is analyzed on a case-by-case basis to select those that meet Harris Associates' standards of quality and value.
.. Once Harris Associates determines that a stock sells at a significant discount to its true business value and has other attractive qualities such as a positive free cash flow, it will consider that stock for purchase by analyzing the quality and motivation of the company's management as well as the company's market position within its industry.
.. Investments are continuously monitored by both analysts and portfolio managers. Analysts set specific "buy" and "sell" targets for each company. Harris Associates will generally buy a stock when it believes the stock sells for a price below 60% of its true business value, and will generally sell a stock when it believes the stock price approaches 90% of its true business value.
 Reich & Tang Mid Cap Value Discipline

This portion of the Portfolio invests primarily in small-and mid-cap value stocks. Concentrating on fundamental analysis, Reich & Tang seeks to achieve competitive returns with lower risk by emphasizing good companies:

(check mark) trading at attractive valuations


(check mark) where there is a catalyst for positive change, such as management changes, new products, acquisitions or divestitures


(check mark) identified through intensive proprietary research

The segment primarily invests in stocks of companies that have market capitalizations, at the time of investment, within the capitalization range of companies in the Russell 2500 Value Index, an unmanaged index of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. Reich & Tang pursues a value investment philosophy that focuses on established small- and mid- cap companies that have dominant market share, low cost producer status, good management and low levels of debt.
Investments are continuously monitored by analysts. If the analysts believe a purchase is not warranted by the underlying fundamentals, Reich & Tang will alter the size of the holding. Reich & Tang may sell a holding if it reaches its price target, if fundamentals deteriorate or if a more compelling investment opportunity arises.

 Hansberger International Developed Markets Discipline


This portion of the portfolio invests in securities of companies in international developed markets. These companies may be of any size. Hansberger will invest substantially all of the segment's assets in securities issued as American Depositary Receipts (ADRs) and non-U.S. securities listed on U.S. securities exchanges or traded over-the-counter. Hansberger's Value Team employs an intensive fundamental analysis to identify undervalued securities with a market value that is believed to be less than the company's intrinsic value, based on the company's long-term potential. Hansberger's investment approach integrates extensive research, proprietary valuation screens, and fundamental analysis of securities with a long term investment perspective. This analysis involves evaluating a company's prospects by focusing on such factors as:


(check mark) quality of a company's management


(check mark) competitive position of a company within its industry


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Goals, Strategies & Risks
IXIS Moderate Diversified Portfolio --
More on Investment Disciplines (continued)


(check mark) financial strength of the company


(check mark) quality of growth potential of its earnings


(check mark) outlook for the company's future based on these and other similar factors

Hansberger will also consider other factors in its analysis, including country and political risks as well as economic and market conditions. Hansberger's objective is to identify undervalued securities in international developed markets, to hold them for the long term, and to achieve long-term capital growth as the marketplace realizes the value of these securities over time. Hansberger expects to typically invest in between 40 to 60 securities, across a broad spectrum of market capitalizations. In terms of both industry representation and capitalization, the segment's holdings may differ significantly from those of the typical international equity fund. A security may be sold when the share price rises above established sell target or superior alternatives are found. Additionally, when selling a security, Hansberger takes into account structural changes within a company, industry specific factors, changes in shareholder orientation, as well as loss of confidence in management.


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Portfolio Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Portfolio.

 Shareholder Fees

(fees paid directly from your investment)

                                                      Class A Class C
Maximum sales charge (load) imposed on purchases (as
   a percentage of offering price)(1)(2)               5.75%    None
Maximum deferred sales charge (load) (as a percentage
   of original purchase price or redemption proceeds,
   as applicable)(2)                                     (3)   1.00%
Redemption fees                                        None*   None*

(1) A reduced sales charge on Class A shares applies in some cases. See the section "How Sales Charges Are Calculated" within the section "Portfolio Services."
(2) Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge ("CDSC") applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See the section "How Sales Charges Are Calculated" within the section "Portfolio Services."

* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

 Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)


                                            IXIS Equity             IXIS Moderate
                                          Diversified Portfolio/1/ Diversified Portfolio/2/
                                          Class A      Class C     Class A      Class C
Management fees                            0.80%        0.80%       0.75%        0.75%
Distribution and/or service (12b-1) fees   0.25%        1.00%*      0.25%        1.00%*
Other Expenses**                           0.52%        0.52%       0.57%        0.57%
Total annual Portfolio operating expenses  1.57%        2.32%       1.57%        2.32%

1 IXIS Advisors has given a binding undertaking to the IXIS Equity Diversified Portfolio to limit the amount of the Portfolio's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.65% and 2.40%, respectively, of the Portfolio's average daily net assets for Classes A and C shares. This undertaking is in effect through April 30, 2006 and will be reevaluated on an annual basis.

2 IXIS Advisors has given a binding undertaking to the IXIS Moderate Diversified Portfolio to limit the amount of the Portfolio's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.65% and 2.40%, respectively, of the Portfolio's average daily net assets for Classes A and C shares. This undertaking is in effect through April 30, 2006 and will be reevaluated on an annual basis.

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

** "Other Expenses" for IXIS Moderate Diversified Portfolio have been restated to reflect current fees based on contractual changes to transfer agency fees for the Portfolio effective January 1, 2005. Other expenses for IXIS Equity Diversified Portfolio are based on estimated amounts for the current fiscal year.




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Portfolio Fees & Expenses (continued)

 Example

This example*, which is based upon the expenses shown in the "Annual Portfolio Operating Expenses" table, is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The example assumes that:
.. You invest $10,000 in a Portfolio for the time periods indicated;
.. Your investment has a 5% return each year;
.. A Portfolio's operating expenses remain the same; and .. All dividends and distributions are reinvested.
Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


           IXIS Equity          IXIS Moderate
        Diversified Portfolio Diversified Portfolio
        Class A    Class C    Class A    Class C
                  (1)   (2)             (1)   (2)
1 year  $  726    $335  $235  $  726    $335  $235
3 years $1,042    $724  $724  $1,042    $724  $724

(1) Assumes redemption at end of period.
(2) Assumes no redemption at end of period.

* The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The examples for IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio are based on the total annual fund operating expenses.


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More About Risk

The Portfolios have principal investment strategies that come with inherent risks. The following is a list of risks to which each Portfolio may be subject because of its investment in various types of securities or engagement in various practices.

Correlation Risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Credit Risk (IXIS Moderate Diversified Portfolio only) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Portfolios that invest in securities rated below investment grade quality (i.e., below a rating of Baa or BBB by Moody's or S&P, respectively), or that are unrated but judged to be of comparable quality by the Portfolio's subadvisers, are subject to greater credit risk than funds that do not invest in such securities.

Currency Risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Extension Risk (IXIS Moderate Diversified Portfolio only) The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.


Foreign Risk The risk associated with investments in issuers located in foreign countries. A Portfolio's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. In the event of a nationalization, expropriation or other confiscation, the Portfolio could lose its entire investment. When the Portfolio invests in securities from issuers located in countries with emerging markets, it may face greater foreign risk since emerging market countries may be more likely to experience political and economic instability.


Information Risk The risk that key information about a security is inaccurate or unavailable. Securities issued in initial public offerings, or IPOs, involve greater information risk than other equity securities due to the lack of public information.

Interest Rate Risk (IXIS Moderate Diversified Portfolio only) The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

Leverage Risk The risk associated with securities or practices (e.g., borrowing) that multiply small index or market movements into larger changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Portfolio uses a derivative security for purposes other than as a hedge, or, if the Portfolio hedges imperfectly, the Portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Liquidity Risk The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Portfolio. These types of risks may also apply to restricted securities, Section 4(2) Commercial Paper, and Rule 144A Securities.

Management Risk The risk that a strategy used by the Portfolio's portfolio management may fail to produce the intended result.

Market Risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions. IPO securities tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of public information and trading history.

Opportunity Risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Options, Futures, Swap Contracts and Other Derivatives Risks These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities may give rise to leverage risk, and can have a significant impact on the Portfolio's exposure to stock market values, interest rates or currency exchange rates. These types of transactions will be used primarily for hedging purposes including anticipatory hedging.

Political Risk The risk of losses directly attributable to government or political actions. This risk may be more acute for issuers of municipal securities.

Prepayment Risk (IXIS Moderate Diversified Portfolio only) The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities, or real estate investment trusts.

Small Capitalization Companies Risk These companies carry special risks, including narrower markets, more limited financial and management resources, less liquidity and greater volatility than large company stocks.

Valuation Risk The risk that the Portfolio has valued certain securities at a higher price than the price at which they can be sold.


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Management Team
Meet the Portfolios' Investment Adviser and Subadvisers


The IXIS Advisor Funds family (as defined below) currently includes 21 mutual funds. The IXIS Advisor Funds family had combined assets of $5.4 billion as of December 31, 2004. IXIS Advisor Funds are distributed through IXIS Asset Management Distributors, L.P. (the "Distributor"). This Prospectus covers the IXIS Advisor Diversified Portfolios (the "Portfolios"), which along with the IXIS Advisor Equity Funds, IXIS Advisor Income and Tax Free Income Funds, Loomis Sayles Growth Fund, Loomis Sayles Research Fund and IXIS Cash Management Trust -- Money Market Series (the "Money Market Fund") constitute the "IXIS Advisor Funds."


 Adviser


IXIS Advisors, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to the Portfolios. IXIS Advisors is a subsidiary of IXIS Asset Management North America, L.P. ("IXIS Asset Management North America"), which is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned principally, directly and indirectly, by three large affiliated French financial services firms: the Caisse des Depots et Consignations ("CDC"), a public sector financial institution created by the French government in 1816; the Caisses Nationale des Caisse d'Epargne, a financial institution owned by CDC and by affiliated French savings banks known as the Caisses d'Epargne; and by CNP Assurances, a large French life insurance company. IXIS Asset Management North America has 15 principal subsidiary or affiliated asset management firms that collectively had $182 billion in assets under management at December 31, 2004. IXIS Advisors oversees, evaluates, and monitors the subadvisory services provided to the Portfolios. It also provides general business management and administration to the Portfolios. IXIS Advisors does not determine what investments will be purchased by the Portfolios. The subadvisers listed below make the investment decisions for their respective discipline or disciplines of the Portfolios.



The aggregate advisory and subadvisory fees to be paid by IXIS Equity Diversified Portfolio is 0.80% of the first $1 billion of its average daily net assets and 0.75% of such assets in excess of $1 billion. The aggregate advisory and subadvisory fees to be paid by IXIS Moderate Diversified Portfolio is 0.75% of the first $1 billion of its average daily net assets and 0.70% of such assets in excess of $1 billion.


 Subadvisers


Each subadviser has full investment discretion and makes all determinations with respect to the investment of the assets of certain disciplines of each Portfolio, subject to general supervision of the Portfolios' adviser and the Board of



Trustees.





Hansberger, located at 401 Las Olas Boulevard, Suite 1700, Fort Lauderdale, Florida 33301, serves as the subadviser to the Hansberger International Developed Markets Discipline of each Portfolio. Hansberger is a wholly owned subsidiary of Hansberger Group, Inc. and was established in 1994. Hansberger managed approximately $5.9 billion in assets as of December 31, 2004, and specializes in global investing, managing separate portfolios and institutional mutual funds.



Harris Associates, located at Two North LaSalle Street, Chicago, Illinois 60602, serves as the subadviser to the Harris Associates Large Cap Value Discipline of each Portfolio. Harris Associates, a subsidiary of IXIS Asset Management North America, managed $60.3 billion in assets as of December 31, 2004, and, together with its predecessor, has managed investments since 1976. It also manages investments for other mutual funds as well as assets of individuals, trusts, retirement plans, endowments, foundations, and several private partnerships.



Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as the subadviser to the Loomis Sayles Core Fixed Income Discipline of IXIS Moderate Diversified Portfolio and the Loomis Sayles Large Cap Growth Discipline of each Portfolio. Loomis Sayles is a subsidiary of IXIS Asset Management North America. Founded in 1926, Loomis Sayles is one of America's oldest investment advisory firms with over $63.1 billion in assets under management as of December 31, 2004. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.


Reich & Tang, located at 600 Fifth Avenue, New York, New York 10020, serves as the subadviser to the Reich & Tang Mid Cap Value Discipline of each Portfolio. Reich & Tang is a limited liability company with 99.5% of its membership interest owned by IXIS Asset Management North America and the remaining 0.5% membership interest owned by IXIS Asset Management Holdings, LLC. Reich & Tang was founded in 1970 to provide discretionary management of equity

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14
portfolios. Reich & Tang has two divisions, each operating independently:
Capital Management Group, which specializes in small and mid cap equity and global fixed income management, and the Funds Group, which manages institutional money market mutual funds. As of December 31, 2004, Reich & Tang managed in excess of $16.5 billion.




 Subadvisory Agreements

The IXIS Advisor Funds have received an exemptive order from the Securities and Exchange Commission (the "SEC") that permits IXIS Advisors to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits IXIS Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with IXIS Advisors without shareholder approval, if approved by the Board of Trustees. Each Portfolio's initial shareholder has approved reliance by the Portfolio on the exemptive order. Shareholders will be notified of any subadviser changes.

 Portfolio Trades


In placing portfolio trades, each Portfolio's adviser or subadvisers may use brokerage firms that market a Portfolio's shares or are affiliated with IXIS Asset Management North America, IXIS Advisors or any adviser or subadviser. In placing trades, any adviser or subadviser will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.



Transactions with Other Investment Companies. Pursuant to an application for exemptive relief that may in the future be granted by the SEC, each Portfolio may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by IXIS Advisors or its affiliates ("Central Funds"). The Central Funds currently include the IXIS Cash Management Trust -- Money Market Series; Institutional Daily Income Fund; Cortland Trust, Inc.; and Short Term Income Fund, Inc. Each Central Fund is advised by Reich & Tang Asset Management, LLC ("Reich & Tang"), except for IXIS Cash Management Trust -- Money Market Series, which is advised by IXIS Advisors and subadvised by Reich & Tang. Because IXIS Advisors and Reich & Tang are both subsidiaries of IXIS Asset Management North America, the Portfolios and the Central Funds may be considered to be related companies comprising a "group of investment companies" under the 1940 Act.



Pursuant to such exemptive relief, the Portfolios may also borrow and lend money for temporary or emergency purposes directly to and from other Funds through an interfund credit facility. In addition to the Portfolios and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: IXIS Advisor Funds Trust I (except the CGM Advisor Targeted Equity Fund series), IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, AEW Real Estate Income Fund, Harris Associates Investment Trust, Loomis Sayles Funds I and Loomis Sayles Funds II. The advisers and subadvisers to these mutual funds currently include IXIS Advisors, Reich & Tang, Loomis Sayles, AEW Management and Advisors, L.P., Harris Associates L.P. and Westpeak Global Advisors, L.P. Each of these advisers and subadvisers are subsidiaries of IXIS Asset Management North America and are thus "affiliated persons" under the 1940 Act by reason of being under common control by IXIS Asset Management North America. In addition, because the Portfolio and the series of mutual fund groups listed above are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a "group of investment companies" under the 1940 Act. The Central Funds and AEW Real Estate Income Fund will participate in the Credit Facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and the Portfolios would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Portfolios. Should the Portfolios participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate.


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Management Team
Meet the Portfolios' Portfolio Managers


 Hansberger International Developed Markets Discipline



Ronald Holt



Ronald Holt has co-managed this portion of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio since each Portfolio's inception. He also co-manages the international value segment of the Hansberger International Fund. Mr. Holt, President and Director of Research, joined Hansberger in 1997. Prior to assuming the role of President and Director of Research, he was a senior research analyst and portfolio manager at Hansberger. Mr. Holt received a B.A. from Columbia University and an M.B.A. in Finance from New York University's Stern School of Business. He holds the designation of Chartered Financial Analyst and has over 13 years of investment experience.



Robert Mazuelos



Robert Mazuelos has co-managed this portion of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio since each Portfolio's inception. He also manages the international value segment of the Hansberger International Fund. Mr. Mazuelos, Senior Vice President, Senior Research Analyst and Portfolio Manager, joined Hansberger in 1995. He received a B.S. from the University of Florida and an M.B.A. from Florida Atlantic University. Mr. Mazuelos has over 13 years of investment experience.



 Harris Associates Large Cap Value Discipline



Edward S. Loeb



Edward S. Loeb has co-managed this portion of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio since each Portfolio's inception. He also co-manages a segment of the IXIS U.S. Diversified Portfolio and the Harris Associates Large Cap Value Fund. Mr. Loeb, Partner and Director of Institutional Portfolios of Harris Associates, joined the firm in 1989. He received an M.B.A. from Northwestern University and a B.A. from Princeton University. Mr. Loeb holds the designation of Chartered Financial Analyst and has over 16 years of investment experience.



Michael J. Mangan



Michael J. Mangan has co-managed this portion of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio since each Portfolio's inception. He also co-manages a segment of the IXIS U.S. Diversified Portfolio and the Harris Associates Large Cap Value Fund. Mr. Mangan, a Partner of Harris Associates, joined the firm in 1997. He received a B.B.A. from the University of Iowa and an M.B.A. from Northwestern University. Mr. Mangan is a CPA, holds the designation of Chartered Financial Analyst and has over 16 years of investment experience.



Diane L. Mustain



Diane L. Mustain has co-managed this portion of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio since each Portfolio's inception. She also co-manages a segment of the IXIS U.S. Diversified Portfolio and the Harris Associates Large Cap Value Fund. Ms. Mustain, a portfolio manager of Harris Associates, joined the firm in 2002. Prior to joining Harris Associates, she was employed by Duff & Phelps Investment Management Company from 1981 through 2001, where she held the position of Executive Vice President and Head of Equities. Ms. Mustain received a B.S. and an M.B.A. from DePaul University. She holds the designation of Chartered Financial Analyst and has over 23 years of investment experience.


 Loomis Sayles Core Fixed Income Discipline

John Hyll


John Hyll has co-managed this portion of the IXIS Moderate Diversified Portfolio since the Portfolio's inception. He also co-manages the Loomis Sayles Limited Term Government and Agency Fund. Mr. Hyll, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1983 and joined Loomis Sayles in 1989. He received a B.A. and an M.B.A. from Baldwin-Wallace College. Mr. Hyll has over 21 years of investment experience.


Clifton V. Rowe


Clifton V. Rowe has co-managed this portion of the IXIS Moderate Diversified Portfolio since the Portfolio's inception. He also co-manages the Loomis Sayles Limited Term Government and Agency Fund. Mr. Rowe, Portfolio Manager and Vice President of Loomis Sayles, joined the company in 1992. He received a B.B.A. from James Madison University and an M.B.A. from the University of Chicago. Mr. Rowe holds the designation of Chartered Financial Analyst and has over 13 years of investment experience.


Kay Vang


Kay Vang has co-managed this portion of the IXIS Moderate Diversified Portfolio since the Portfolio's inception. Ms. Vang, Portfolio Manager and Vice President of Loomis Sayles, joined the company in 1997. She received a B.S. from Marquette University and has over eight years of investment experience.


Kurt Wagner

Kurt Wagner has co-managed this portion of the IXIS Moderate Diversified Portfolio since the Portfolio's inception. Mr. Wagner, Portfolio Manager and Vice President of Loomis Sayles, joined the company in 1994.

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He received a B.A. from Haverford College and M.B.A. from the University of Chicago. He has over 26 years of investment experience.


 Loomis Sayles Large Cap Growth Discipline

Mark B. Baribeau


Mark B. Baribeau has co-managed this portion of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio since each Portfolio's inception. He also co-manages the Loomis Sayles Growth Fund. Mr. Baribeau, Portfolio Manager and Vice President of Loomis Sayles, joined the company in 1989. He received an M.A. from the University of Maryland and a B.A. from the University of Vermont. Mr. Baribeau holds the designation of Chartered Financial Analyst and has over 20 years of investment experience.


Pamela N. Czekanski


Pamela N. Czekanski has co-managed this portion of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio since each Portfolio's inception. She also co-manages the Loomis Sayles Growth Fund. Ms. Czekanski, Portfolio Manager and Vice President of Loomis Sayles, joined the company in 1995. She received a B.A. from Middlebury College. Ms. Czekanski holds the designation of Chartered Financial Analyst and has over 22 years of investment experience.


Richard D. Skaggs


Richard D. Skaggs has co-managed this portion of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio since each Portfolio's inception. He also co-manages the Loomis Sayles Growth Fund. Mr. Skaggs, Portfolio Manager and Vice President of Loomis Sayles, joined the firm in 1994. He received an M.S.M. and a B.S. from Oakland University. Mr. Skaggs holds the designation of Chartered Financial Analyst and has over 20 years of investment experience.




 Reich & Tang Mid Cap Value Discipline

Charles Neuhauser


Charles Neuhauser has co-managed this portion of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio since each Portfolio's inception. Mr. Neuhauser is an analyst and portfolio manager with Reich & Tang's Capital Management Group, which he joined in 1998. He received his B.A. from Columbia University. Mr. Neuhauser holds the designation of Chartered Financial Analyst and has over 25 years of investment experience.


Vincent Sellecchia


Vincent Sellecchia has co-managed this portion of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio since each Portfolio's inception. Mr. Sellecchia is the Chief Operating Officer of Delafield Asset Management, a division of Reich & Tang, which he joined in 1980. He received a B.A. from Boston College and an M.B.A. from New York University. Mr. Sellecchia holds the designation of Chartered Financial Analyst and has over 29 years of investment experience.


Glenn Sussman


Glenn Sussman has co-managed this portion of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio since each Portfolio's inception. Mr. Sussman is a senior vice president, analyst and portfolio manager of Reich & Tang's Capital Management Group, which he joined in 1997. He received a B.B.A. from George Washington University and an M.B.A. from New York University. Mr. Sussman has over 21 years of investment management experience.


Donald Wang


Donald Wang has co-managed this portion of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio since each Portfolio's inception. Mr. Wang is an analyst and portfolio manager of Reich & Tang's Capital Management Group, which he joined in 1999. He received a B.S. from New York University. Mr. Wang holds the designation of Chartered Financial Analyst and has 15 years of investment experience.


Steven M. Wilson


Steven M. Wilson has co-managed this portion of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio since each Portfolio's inception. Mr. Wilson is a Managing Director and Chief Investment Officer of Reich & Tang's Capital Management Group, which he joined in 1986. He received a B.S. from the University of Pennsylvania and an M.B.A. from New York University. Mr. Wilson holds the designation of Chartered Financial Analyst and has over 24 years of investment experience.





Please see the SAI for information on Portfolio Manager compensation, other accounts under management by the Portfolio Managers and the Portfolio Manager ownership of securities in the Portfolios.


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Portfolio Services
Investing in the Portfolios

 Choosing a Share Class

Each Portfolio offers Classes A and C shares to the public. Each class has different costs associated with buying, selling and holding Portfolio shares, which allows you to choose the class that best meets your needs. Which class is best for you depends upon the size of your investment and how long you intend to hold your shares. Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

 Class A Shares

.. You pay a sales charge when you buy Portfolio shares. There are several ways to reduce this charge. See the section "How Sales Charges Are Calculated."

.. You pay lower annual expenses than Class C shares, giving you the potential for higher returns per share.

.. You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemption if you redeem these shares within 1 year of purchase.

 Class C Shares

.. You pay higher annual expenses than Class A shares.

.. You may pay a charge on redemptions if you sell your shares within one year of purchase.


.. Investors will not be permitted to purchase $1 million or more of Class C shares as a single investment per account. There may be certain exceptions to this restriction for omnibus and other nominee accounts. Investors may want to consider the lower operating expense of Class A shares in such instances. You may pay a charge on redemption if you redeem Class A shares within 1 year of purchase.


For information about the Portfolios' expenses, see the section "Portfolio Fees & Expenses" in this Prospectus.

 Certificates

Certificates will not be issued automatically for any class of shares. Upon written request, you may receive certificates for Class A shares only.

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Portfolio Services
How Sales Charges Are Calculated

 Class A Shares

The price that you pay when you buy Class A shares (the "offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase:

                          Class A Sales Charges**
                         As a % of       As a % of
   Your Investment     offering price your investment
Less than $50,000          5.75%           6.10%
$    50,000 - $ 99,999     4.50%           4.71%
$  100,000 - $249,999      3.50%           3.63%
$  250,000 - $499,999      2.50%           2.56%
$  500,000 - $999,999      2.00%           2.04%
$1,000,000 or more*        0.00%           0.00%


Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.


* For purchases of Class A shares of a Portfolio of $1 million or more, there is no front-end sales charge, but a CDSC of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section "How the CDSC is Applied to Your Shares."
** Not imposed on shares that are purchased with reinvested dividends or other distributions.

If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that you obtain the proper "breakpoint" discount. It will be necessary at the time purchase to inform the Distributor and the financial intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold shares, including accounts with other financial intermediaries and your family members' and other related parties' accounts, in order to verify your eligibility for a reduced sales charge. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to your account. Additional information concerning sales load breakpoints is available from your financial intermediary, by visiting the Portfolios' website at www.ixisadvisorfunds.com (click on "sales charges" at the bottom of the home page) or in the Portfolios' SAI.

Reducing Front-End Sales Charges

There are several ways you can lower your sales charge for Class A shares, including:
.. Letter of Intent -- By signing a Letter of Intent, you may purchase Class A shares of any IXIS Advisor Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more over 13 months. Purchases of Class C shares may be used toward meeting the letter of intent.
.. Cumulative Purchase Discount -- You may be entitled to a reduced sales charge if your "total investment" reaches a breakpoint for a reduced sales charge. The total investment is determined by adding the amount of your current purchase in a Portfolio, including the applicable sales charge, to the current public offering price of all series and classes of shares of the IXIS Advisor Funds held by you in one or more accounts. If your total investment exceeds a sales charge breakpoint in the table above, the lower sales charge applies to entire amount of your current purchase in a Portfolio.
.. Combining Accounts -- allows you to combine shares of multiple IXIS Advisor
  Funds and classes for purposes of calculating your sales charge.

   Individual Accounts: You may elect to combine your purchase(s) and your total investment, as defined above, with the purchases and total investment of your spouse, parents, children, siblings, in-laws, grandparents, grandchildren, individual fiduciary accounts, sole proprietorships, single trust estates and any other individuals acceptable to the Distributor.

   Certain Retirement Plan Accounts: The Distributor may, in its discretion, combine the purchase(s) and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.
In most instances individual accounts may not be linked with certain retirement plan accounts for the purposes of calculating sales charges. The above-listed ways to reduce front-end sales charges may not apply to the Money Market Fund unless shares are purchased through an exchange from another IXIS Advisor Fund.

Eliminating Front-End Sales Charges and CDSCs

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:
.. Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;
.. Selling brokers, sales representatives, registered investment advisers, financial planners or other intermediaries under arrangements with the Distributor;

.. Portfolio Trustees and other individuals who are affiliated with any IXIS
  Advisor Fund (including the Money Market Fund) (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);


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Portfolio Services
How Sales Charges Are Calculated (continued)

.. Participants in certain Retirement Plans with $1 million or more in total plan assets or with at least 100 eligible employees;
.. Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities; and

.. Investments of $25,000 or more in IXIS Advisor Funds (including the Money
  Market Fund) by clients of an adviser or subadviser to any IXIS Advisor Fund (including the Money Market Fund)


Repurchasing Portfolio Shares

You may apply proceeds from redeeming Class A shares of a Portfolio (without paying a front-end sales charge) to repurchase Class A shares of any IXIS Advisor Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify IXIS Advisor Funds or your financial representative in writing at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: for federal income tax purposes, a redemption is a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser to discuss how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class A shares will be generally be eliminated in the following cases: (1) to make distributions from a Retirement Plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

 Class C Shares


The offering price of Class C shares is their net asset value, without a front-end sales charge. Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of purchase. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another IXIS Advisor Fund (except the Money Market Fund).


  Class C Contingent Deferred Sales Charges
Year Since Purchase CDSC on Shares Being Sold
       1st                    1.00%
    Thereafter                0.00%

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class C shares will be generally be eliminated in the following cases: (1) to make distributions from a Retirement Plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

 How the CDSC Is Applied to Your Shares

The CDSC is a sales charge you pay when you redeem certain Portfolio shares. The CDSC:
.. is calculated based on the number of shares you are selling;
.. is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;
.. is deducted from the proceeds of the redemption, not from the amount remaining in your account; and

.. for year one applies to redemptions through the day that is one year after the date on which your purchase was accepted.


A CDSC will not be charged on:

.. increases in net asset value above the purchase price; or .. shares you acquired by reinvesting your dividends or capital gains distributions.
To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

 Exchanges into Shares of the Money Market Fund


If you exchange shares of a Portfolio into shares of the Money Market Fund, the holding period for purposes of determining the CDSC stops until you exchange back into shares of another IXIS Advisor Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.


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Portfolio Services
It's Easy to Open an Account

 To Open an Account with IXIS Advisor Funds:

1.Read this Prospectus carefully. The Portfolios will accept accounts from U.S.
  citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2.Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:




                                                                     Minimum            Minimum
Type of Account                                                  Initial Purchase Subsequent Purchases
Any account other than those listed below                            $10,000              $100
For shareholders participating in IXIS Advisor Funds' Investment
   Builder Program                                                   $10,000              $50*
For Traditional IRA, Roth IRA, Rollover IRA, and SEP-IRA, and
   Keogh plans using the IXIS Advisor Funds' prototype document      $10,000              $100
Coverdell Education Savings Accounts                                 $10,000              $100






* Shareholders with accounts participating in IXIS Advisor Funds' Investment Builder Program prior to May 1, 2005 may continue to make subsequent purchases of $25 into those accounts.



The Distributor, in its sole discretion, may lower investment minimums for accounts associated with wrap-fee programs sponsored by certain broker-dealers and investment advisers and for accounts associated with certain other defined contribution plans not using the IXIS Advisor Funds' prototype document. Such wrap-fee and defined contribution accounts will be subject to the minimum balance policy, as discussed below.



The Portfolios are not available to SIMPLE IRAs.


3.Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or IXIS Advisor Funds at 800-225-5478. For more information on IXIS Advisor Funds' investment programs, refer to the section "Additional Investor Services" in this Prospectus.

4.Use the following sections as your guide for purchasing shares.


 Minimum Balance Policy





Each Portfolio, on an annual basis, may deduct a minimum balance fee of $20 for accounts that fall below the minimum amount required to establish an account, as described above. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. The valuation of account balances and the deduction of the fee generally occur during the third week in September of each calendar year, although they may occur at another date in the year. The fee will not be deducted from Portfolio positions opened after June 30/th/ of the calendar year in which the fee is assessed. Certain accounts, such as accounts using an IXIS Advisors Funds' prototype document (including IRAs, Keogh plans, 403(b)(7) plans and Coverdell Education Savings Accounts), are excepted from the minimum balance fee.



In its discretion, each Portfolio may also close an account and send the account holder the proceeds if the account falls below the minimum amount required to establish an account. It is expected that accounts maintained by intermediaries through the National Securities Clearing Corporation will be liquidated, rather than assessed a fee, if the account balance falls below such minimum. The valuation of account balances and the liquidations generally occur during October of each calendar year, although they may occur at another date in the year. Any account opened after June 30/th/ of a calendar year will not be subject to the liquidation for that calendar year.




 Self-Servicing Your Account

Buying or selling shares is easy with the services described below:

                   IXIS Advisor Funds Personal Access Line(R)

                             800-225-5478, press 1

                          IXIS Advisor Funds Web Site

                           www.ixisadvisorfunds.com

You have access to your account 24 hours a day by calling the Personal Access Line(R) from a touch-tone telephone or by visiting us online. Using these customer service options, you may:
    . purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);
    . review your account balance, recent transactions, Portfolio prices and recent performance;
    . order duplicate account statements; and . obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

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Portfolio Services
Buying Shares

                                   Opening an Account                            Adding to an Account
 Through Your Investment Dealer
                     . Call your investment dealer for information about opening or adding to an account.
                       Dealers may also charge you a processing or service fee in connection with the purchase of
                       Portfolio shares.
 By Mail
                     . Make out a check in U.S. dollars for         . Make out a check in U.S. dollars for $100
                       $10,000 or more, payable to "IXIS              or more, payable to "IXIS Advisor Funds."
 [GRAPHIC]             Advisor Funds." Third party checks and         Third party checks and "starter" checks
                       "starter" checks will not be accepted.         will not be accepted.
                     . Mail the check with your completed           . Complete the investment slip from an
                       application to IXIS Advisor Funds, P.O.        account statement or include a letter
                       Box 219579, Kansas City, MO                    specifying the fund name, your class of
                       64121-9579.                                    shares, your account number and the
                                                                      registered account name(s).
 By Exchange (See the section "Exchanging Shares" for more details.)
                     . Call you investment dealer, or IXIS          . Call your investment dealer or IXIS
                       Advisor Funds at 800-225-5478, or visit        Advisor Funds at 800-225-5478 or visit
 [GRAPHIC]             www.ixisadvisorfunds.com to 1) obtain a        www.ixisadvisorfunds.com to request an
                       current prospectus for the Fund into which     exchange.
                       you are exchanging, and 2) request an
                       exchange.
 By Wire
                     . Opening an account by wire is not            . Instruct your bank to transfer funds to
                       available.                                     State Street Bank & Trust Company, ABA
 [GRAPHIC]                                                            # 011000028, and DDA # 99011538.
                                                                    . Specify the fund name, your class of
                                                                      shares, your account number and the
                                                                      registered account name(s). Your bank
                                                                      may charge you for such a transfer.
 Through Automated Clearing House ("ACH")
                     . Although you cannot open an account          . Call IXIS Advisor Funds at 800-225-5478
                       through ACH, you may add this feature by       or visit www.ixisadvisorfunds.com to add
 [GRAPHIC]             selecting it on your application.              shares to your account through ACH.
                     . Ask your bank or credit union whether it is  . If you have not signed up for the ACH
                       a member of the ACH system.                    system, please call IXIS Advisor Funds or
                                                                      visit www.ixisadvisorfunds.com for a
                                                                      Service Options Form. A medallion
                                                                      signature guarantee may be required to add
                                                                      this privilege
 Automatic Investing Through Investment Builder
                     . Although you cannot open an account          . If you have not signed up for Investment
                       through Investment Builder, you may add        Builder, please call IXIS Advisor Funds at
 [GRAPHIC]             this feature by selecting it on your           800-225-5478 or visit
                       application.                                   www.ixisadvisorfunds.com for a Service
                                                                      Options Form. A signature guarantee may
                                                                      be required to add this privilege.
                                                                    . See the section "Additional Investor
                                                                      Services."

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Portfolio Services
Selling Shares

                      To Sell Some or All of Your Shares
Certain restrictions may apply. See the section "Restrictions on Buying, Selling and Exchanging Shares."

 Through Your Investment Dealer
                     . Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of fund shares.
 By Mail
                     . Write a letter to request a redemption. Specify the name of your fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be
 [GRAPHIC]             redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section "Selling Shares in Writing."
                     . The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.
                     . Mail your request by regular mail to IXIS Advisor Funds, P.O. Box 219579, Kansas City, MO
                       64121-9579 or by registered, express or certified mail to IXIS Advisor Funds, 330 West 9th Street,
                       Kansas City, MO 64105-1514.
                     . Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter.
                       Proceeds delivered by mail will generally be mailed to you on the business day after the request is received in good order.
 By Exchange (See the section "Exchanging Shares" for more details.)
                     . Obtain a current prospectus for the fund into which you are exchanging by calling your investment dealer or IXIS Advisor Funds at 800-225-5478.
 [GRAPHIC]           . Call IXIS Advisor Funds or visit www.ixisadvisorfunds.com to request an exchange.


 By Wire
                     . Complete the "Bank Information" section on your account application.
                     . Call IXIS Advisor Funds at 800-225-5478 or visit www.ixisadvisorfunds.com or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.
 [GRAPHIC]           . Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee
                       (currently $5.00) will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.
 Through Automated Clearing House
                     . Ask your bank or credit union whether it is a member of the ACH system.
                     . Complete the "Bank Information" section on your account application.
 [GRAPHIC]           . If you have not signed up for the ACH system on your application, please call IXIS Advisor
                       Funds at 800-225-5478 or visit www.ixisadvisorfunds.com for a Service Options Form.
                     . Call IXIS Advisor Funds or visit www.ixisadvisorfunds.com to request an ACH redemption.
                     . Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.
 By Telephone
                     . Call IXIS Advisor Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds by mail, by wire or through ACH (see above). Subject to
 [GRAPHIC]             certain restrictions. See the section "Selling Shares in Writing."


 By Systematic Withdrawal Plan (See the section "Additional Investor Services" for more details.)
   LOGO              . Call IXIS Advisor Funds at 800-225-5478 or your financial representative for more information.
                     . Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

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                                    [GRAPHIC]



Portfolio Services
Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.

A medallion signature guarantee protects you against fraudulent orders and is necessary if:
.. your address of record has been changed within the past 30 days;
.. you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;
.. a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or .. the proceeds are sent by check, wire, or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

A notary public cannot provide a medallion signature guarantee. The Portfolios will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:
.. a financial representative or securities dealer;
.. a federal savings bank, cooperative, or other type of bank;
.. a savings and loan or other thrift institution;
.. a credit union; or
.. a securities exchange or clearing agency.

The table below shows some situations in which additional documentation may be necessary. Please call your financial representative or IXIS Advisor Funds regarding requirements for other account types.

 Seller (Account
 Type)                       Requirements for Written Requests
 Qualified                  . The request must include the signatures of all those authorized to sign,
 retirement benefit           including title.
 plans (except IXIS         . Medallion signature guarantee, if applicable (see above).
 Advisor Funds              . Additional documentation and distribution forms may be required.
 prototype
 documents)
 Individual                 . Additional documentation and distribution forms may be required.
 Retirement Accounts
 Individual, joint,         . The request must include the signatures of all persons authorized to sign,
 sole                         including title, if applicable.
 proprietorship, UGMA/UTMA  . Medallion signature guarantee, if applicable (see above).
 (minor accounts)           . Additional documentation may be required.
 Corporate or               . The request must include the signatures of all persons authorized to sign,
 association                  including title.
 accounts                   . Certified copy of corporate resolution or similar documents.
 Owners or trustees         . The request must include the signatures of all trustees authorized to sign,
 of trust accounts            including title.
                            . If the names of the trustees are not registered on the account, please provide a copy of the trust document certified within the past 60 days.
                            . Medallion signature guarantee, if applicable (see above).
 Joint tenancy              . The request must include the signatures of all surviving tenants of the account.
 whose co-tenants           . Certified copy of the death certificate.
 are deceased               . Medallion signature guarantee if proceeds check is issued to other than the surviving tenants.
 Power of Attorney          . The request must include the signatures of the attorney-in-fact, indicating such
 (POA)                        title.
                            . A medallion signature guarantee.
                            . Certified copy of the POA document stating it is still in full force and effect, specifying that grantor is alive, the exact fund and account number, and certified within 30 days of receipt of instructions.*

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24

 Seller (Account
 Type)                Requirements for Written Requests
 Executors of        . The request must include the signatures of all those authorized to sign,
 estates,              including capacity.
 administrators,     . A medallion signature guarantee.
 guardians,          . Certified copy of court document where signer derives authority, e.g., Letters of
 conservators          Administration, Conservatorship and Letters Testamentary.*

* Certification may be made on court documents by the court, usually certified by the clerk of the court. Power of Attorney certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

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Portfolio Services
Exchanging Shares

In general, you may exchange shares of the Portfolios for shares of the same class of another IXIS Advisor Fund that offers such class of shares, without paying a sales charge or a CDSC (see the sections "Buying Shares" and "Selling Shares"). For exchanges into the Money Market Fund, the holding period for determining the CDSC, if applicable, will stop and resume only when an exchange into an applicable Fund occurs. The exchange must be for the minimum to open an account. Subsequent exchanges including those made as part of an Automatic Exchange Plan must be at least $100 (see the section "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For federal income tax purposes, an exchange of fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. Please refer to the SAI for more detailed information on exchanging Portfolio shares.

Restrictions on Buying, Selling and Exchanging Shares

Frequent purchases and redemptions of Portfolio shares by shareholders may present certain risks for other shareholders in a Portfolio. This includes the risk of diluting the value of Portfolio shares held by long-term shareholders, interfering with the efficient management of a Portfolio, and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities or small cap securities) may also have increased exposure to these risks. Each Portfolio discourages excessive, short-term trading that may be detrimental to the Portfolio and its shareholders. The Portfolios' Board of Trustees has adopted the following policies with respect to frequent purchases and redemptions of Portfolio shares.

Each Portfolio reserves the right to suspend or change the terms of purchasing or exchanging shares. Each Portfolio and the Distributor reserve the right to refuse or limit any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of a Portfolio's other shareholders or possibly disruptive to the management of the Portfolio.

Limits on Frequent Trading. Without limiting the right of the Portfolios and the Distributor to refuse any purchase or exchange order, each Portfolio and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of "market timers." With respect to exchanges, an account may be deemed to be one of a market timer if (i) more than two exchange purchases of a Portfolio are made for the account over a 90-day interval as determined by the Portfolio; or (ii) the account makes one or more exchange purchases of a Portfolio over a 90-day interval as determined by the Portfolio in an aggregate amount in excess of 1% of the Portfolio's total net assets. With respect to new purchases of a Portfolio, an account may be deemed to be one of a market timer if (i) more than twice over a 90-day interval as determined by the Portfolio, there is a purchase in the Portfolio followed by a subsequent redemption; or
(ii) there are two purchases into the Portfolio by an account, each followed by a subsequent redemption over a 90-day interval as determined by the Portfolio in an aggregate amount in excess of 1% of the Portfolio's total net assets. The preceding are not exclusive lists of activities that each Portfolio and the Distributor may consider to be "market timing."

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If a Portfolio or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, each Portfolio or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, each Portfolio and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. Each Portfolio and the Distributor also reserve the right to notify financial intermediaries of your trading activity. Because each Portfolio and the Distributor will not always be able to detect market timing activity, investors should not assume that a Portfolio will be able to detect or prevent all market timing or other trading practices that may disadvantage the Portfolio. For example, the ability of a Portfolio and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of the Portfolio's underlying beneficial owners.

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26

 Purchase Restrictions

Each Portfolio is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. A Portfolio may not be able to open your account if the requested information is not provided. Each Portfolio reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Portfolio deems necessary to comply with federal regulations if your identity cannot be verified.

 Selling Restrictions

The table below describes restrictions placed on selling shares of the Portfolios described in this Prospectus:

               Restriction              Situation
               Each Portfolio may       . When the New York
               suspend the right of       Stock Exchange (the
               redemption or postpone     "Exchange") is closed
               payment for more than 7    (other than a
               days:                      weekend/holiday)
                                        . During an emergency
                                        . During any other
                                          period permitted by
                                          the SEC
               Each Portfolio reserves  . With a notice of a
               the right to suspend       dispute between
               account services or        registered owners
               refuse transaction       . With
               requests:                  suspicion/evidence of
                                          a fraudulent act
               Each Portfolio may pay   . When it is detrimental
               the redemption price in    for a Portfolio to
               whole or in part by a      make cash payments as
               distribution in kind of    determined in the sole
               readily marketable         discretion of the
               securities in lieu of      adviser or subadviser
               cash or may take up to
               7 days to pay a
               redemption request in
               order to raise capital:
               Each Portfolio may       . When redemptions are
               withhold redemption        made within 10
               proceeds until the         calendar days of
               check or funds have        purchase by check or
               cleared:                   ACH of the shares
                                          being redeemed
If you hold certificates representing your shares, they must be sent with your request for it to be honored.
It is recommended that certificates be sent by registered mail.
Although most redemptions are made in cash, as described in the SAI, each Portfolio reserves the right to redeem shares in kind.

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                                    [GRAPHIC]



Portfolio Services
How Portfolio Shares Are Priced

"Net asset value" is the price of one share of a Portfolio without a sales charge, and is calculated each business day using this formula:


Net Asset Value = Total market value of securities + Cash and other assets - Liabilities
                  -------------------------------------------------
                            Number of outstanding shares

The net asset value of Portfolio shares is determined according to this schedule:

.. A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Generally, a Portfolio's shares will not be priced on the days on which the Exchange is closed for trading. However, in IXIS Advisors' discretion, the Portfolio's shares may be priced on a day the Exchange is closed for trading if IXIS Advisors in its discretion determines that there has been enough trading in that Portfolio's portfolio securities to materially affect the net asset value of the Portfolio's shares. This may occur, for example, if the Exchange is closed but the NASDAQ Stock Market is open for trading. In addition, a Portfolio's shares will not be priced on the holidays listed in the SAI. See the section "Net Asset Value and Public Offering Price" in the SAI for more details.

.. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated by a Portfolio's custodian (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received "in good order."
.. Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor from the investment dealer before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.
.. A Fund significantly invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

* Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the close of the Exchange and transmitted to the Distributor prior to 9:30 a.m. on the next business day are processed at the net asset value determined on the day the order was received by your investment dealer.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections "Buying Shares" and "Selling Shares."

Generally, each Portfolio's securities are valued as follows:
.. Equity securities -- market price or as provided by a pricing service if market price is unavailable.
.. Debt securities (other than short-term obligations) -- based upon pricing service valuations, which determine valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
.. Short-term obligations (remaining maturity of less than 60 days) -- amortized cost (which approximates market value).
.. Securities traded on foreign exchanges -- market price on the non-U.S.
  exchange, unless a Portfolio believes that an occurrence after the close of that exchange will materially affect the security's value. In that case, the security may be fair valued at the time the Portfolio determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, a Portfolio may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Portfolio's net asset value is calculated.
.. Options -- last sale price, or if not available, last offering price.
.. Futures -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Board of Trustees.

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28

.. All other securities -- fair market value as determined by the adviser or subadviser of a Portfolio pursuant to procedures approved by the Board of Trustees.

Because of fair value pricing, as described above for "Securities traded on foreign exchanges" and "All other securities," securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that a Portfolio might reasonably expect to receive from a current sale of the security in the ordinary course of business). A Portfolio may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Dividends and Distributions

Each Portfolio generally distributes most or all of its net investment income (other than capital gains) in the form of dividends. The IXIS Equity Diversified Portfolio expects to distribute dividends annually. The IXIS Moderate Diversified Portfolio expects to distribute dividends quarterly. Each Portfolio expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the distributing Portfolio at net asset value, unless you select one of the following alternatives:
    . Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another IXIS Advisor Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section "Additional Investor Services."
    . Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of a Portfolio, or in the same class of another IXIS Advisor Fund.
    .  Receive all distributions in cash.

For more information or to change your distribution option, contact IXIS Advisor Funds in writing or call 800-225-5478.


If you earn more than $10 annually in taxable income from an IXIS Advisor Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.


Tax Consequences

Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in a Portfolio and does not address any foreign, state, or local tax consequences.

Each Portfolio intends to meet all requirements under Subchapter M of the Internal Revenue Code necessary to qualify for treatment as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Taxation of Distributions from the Portfolios. Distributions derived from net short-term capital gains, i.e., gains from investments that a Portfolio held one year or less, or investment income are generally taxable at ordinary income rates. If you are a corporation investing in a Portfolio, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. However, distributions by a Portfolio from REITs will not qualify for the corporate dividends-received deduction. In addition, distributions by a Portfolio to retirement plans that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable. Distributions of gains from investments that a Portfolio owned for more than one year that are designated by a Portfolio as capital gain

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                                                                             29

                                    [GRAPHIC]



Portfolio Services
Tax Consequences (continued)

dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Portfolio shares.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Portfolio as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Portfolio levels. For more information, see the SAI.

Portfolio distributions paid to you are taxable whether you receive them in cash or reinvest them in additional shares. Distributions are taxable to you even if they are paid from income or gains earned by a Portfolio before your investment (and thus were included in the price you paid). Such distributions are likely to occur in respect of shares purchased at a time when a Portfolio's net asset value reflects gains that are either unrealized or realized but not distributed.

For taxable years beginning on or before December 31, 2008, long-term capital gain rates applicable to individuals have been temporarily reduced. For more information see the SAI under "Income Dividends, Capital Gain Distributions and Tax Status."



Sales or Exchanges of Portfolio Shares. The redemption, sale or exchange of Portfolio shares (including an exchange of Portfolio shares for shares of another IXIS Advisor Fund or Money Market Fund) is a taxable event and may result in the recognition of a gain or loss. Gain or loss, if any, recognized on the redemption, sale, exchange or other disposition of Portfolio shares will be taxed as a long-term capital gain or loss if the shares are capital assets in the shareholder's hands and if the shareholder held the shares for more than one year.

Taxation of Certain Investments. A Portfolio's investments in foreign securities may be subject to foreign withholding and other taxes. In that case, the Portfolio's yield on those securities would be decreased. We do not expect shareholders to be entitled to claim a credit or deduction with respect to foreign taxes unless a Portfolio invests 50% or more of its assets in foreign securities in which case the Portfolio may make an election to pass through such credit or deduction to shareholders. In addition, the Portfolio's investments in foreign securities or foreign currencies may increase or accelerate the Portfolio's recognition of ordinary income and may affect the timing or amount of the Portfolio's distributions. Because each Portfolio invests in foreign securities, shareholders should consult their tax advisers about consequences of their investments under foreign laws.

Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities may be exempt from state and local income taxes. Each Portfolio advises shareholders of the proportion of any Portfolio dividends that are derived from such interest.

Each Portfolio's investments in certain debt obligations may cause the Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus, a Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements. Income generated by investments in fixed-income securities is not eligible for treatment as qualified dividend income.

Income distributions from REITs generally are not entitled to be treated as qualified dividend income.


Non-U.S. Shareholders. In general, dividends (other than capital gain dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at the rate of 30% (or lower applicable treaty rate). However, under the American Jobs Creation Act of 2004 (the "2004 Act"), effective for taxable years of the Portfolios beginning after December 31, 2004 and before January 1, 2008, a Portfolio generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by a Portfolio. This provision will first apply to a Portfolio in its taxable year beginning on January 1, 2005.


The 2004 Act modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from USRPIs, which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. Under the 2004 Act, which is generally effective for taxable years of RICs beginning after December 31, 2004, and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

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30

Backup Withholding. Each Portfolio is also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Portfolio certain information and certifications or who is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.


You should consult your tax adviser for more information on your own situation, including possible foreign, state or local taxes.

Compensation to Securities Dealers

As part of its business strategies, each Portfolio pays securities dealers that sell its shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees paid under a plan adopted pursuant to Rule 12b-1 under the 1940 Act). The sales charges are detailed in the section "How Sales Charges Are Calculated." Each class of Portfolio shares pays an annual service fee of 0.25% of its average daily net assets. In addition to a service fee, Class C shares are subject to a distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class C shares. Because these distribution fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees for Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.

The Distributor and its affiliates may, out of their own resources, make payments in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor. Payments may vary based on net sales, the length of time assets of a dealer's clients have remained invested in a Portfolio, and other factors. See the SAI for more details.

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                                                                             31

                                    [GRAPHIC]



Portfolio Services
Additional Investor Services

Retirement Plans
IXIS Advisor Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs, SEPs, SARSEPs*, SIMPLE IRAs (not available for IXIS Equity Diversified Portfolio or IXIS Moderate Diversified Portfolio), 403(b) plans and other pension and profit sharing plans. Refer to the section "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

Investment Builder Program

This is IXIS Advisor Funds' automatic investment plan. You may authorize automatic monthly transfers of $50 or more per Fund from your bank checking or savings account to purchase shares of one or more IXIS Advisor Funds. To join the Investment Builder Program, please refer to the section "Buying Shares."


Dividend Diversification Program
This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another IXIS Advisor Fund or Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other IXIS Advisor Fund or Money Market Fund, please read its prospectus carefully.

Automatic Exchange Plan
IXIS Advisor Funds have an automatic exchange plan under which shares of a class of an IXIS Advisor Fund are automatically exchanged each month for shares of the same class of another IXIS Advisor Fund or Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please see the section "Exchanging Shares" above and refer to the SAI for more information on the Automatic Exchange Plan.

Systematic Withdrawal Plan
This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan is not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Portfolio account based upon the value of your Portfolio account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section "Selling Shares" and refer to the SAI for more information.
IXIS Advisor Funds Personal Access Line(R)
This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, and pressing 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Portfolio prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

IXIS Advisor Funds Web Site
Visit us at www.ixisadvisorfunds.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

*Effective January 1, 1997, the Savings Incentive Match Plan for Employees of
 Small Employers (SIMPLE) IRA became available, replacing SARSEP plans. SARSEP plans established prior to January 1, 1997, may remain active and continue to add new employees.

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                                    [GRAPHIC]




Financial Performance



The financial highlights table is intended to help you understand each Portfolio's financial performance for the last five years (or, if shorter, the period of the Portfolio's operations). Certain information reflects results for a single Portfolio share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information for IXIS Moderate Diversified Portfolio has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with each Portfolio's financial statements, is included in each Portfolio's annual report to shareholders. The annual report is incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.



Because IXIS Equity Diversified Portfolio commenced operations on January 31, 2005 and has no performance history for the calendar year ended December 31, 2004, a financial highlights table for the Portfolio has not been included in this Prospectus. IXIS Moderate Diversified Portfolio commenced operations on July 15, 2004.


For a share outstanding throughout each period.


                           Income from investment operations:              Less distributions:
                         -------------------------------------- -----------------------------------------

              Net asset
                value,                 Net realized               Dividends    Distributions
              beginning      Net      and unrealized Total from      from        from net
                  of      investment  gain (loss) on investment net investment   realized        Total
              the period income(b)(g)  investments   operations     income     capital gains distributions
              ---------- ------------ -------------- ---------- -------------- ------------- -------------

IXIS MODERATE DIVERSIFIED PORTFOLIO
Class A
12/31/2004(e)   $10.00      $0.03         $0.69        $0.72        $(0.02)         $--         $(0.02)
Class C
12/31/2004(e)   $10.00      $0.01         $0.67        $0.68        $(0.01)         $--         $(0.01)



(a)A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Per share net investment income has been calculated using the average shares outstanding during the period.
(c)The investment adviser agreed to reimburse a portion of the Portfolio's expenses during the period. Without this reimbursement, expenses would have been higher.
(d)Had certain expenses not been reduced during the period, total return would have been lower.
(e)For the period July 15, 2004 (inception) through December 31, 2004.
(f)Computed on an annualized basis for periods less than one year.
(g)Includes special one-time distribution from Microsoft Corp. Without this distribution, net investment income (loss) per share would have been $0.02 and $(0.01) for Class A and Class C shares, respectively, and the ratio of net investment income (loss) to average net assets would have been 0.51% and (0.14)% for Class A and Class C shares, respectively.

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34

                                 Ratios to average net assets:
                                 -------------------------

 Net asset           Net assets,              Expenses after      Net
   value,   Total      end of                 reimbursement/   investment Portfolio
   end of   return   the period  Expenses         waiver         income   turnover
 the period (%)(a)     (000's)    (%)(f)          (%)(f)       (%)(f)(g)  rate (%)
 ---------- ------   ----------- --------     --------------   ---------- ---------

   $10.70    7.21(d)   $25,660     3.51(c)         1.65(c)        0.71       33
   $10.67    6.81(d)   $47,173     4.26(c)         2.40(c)        0.12       33

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                                                                             35

Glossary of Terms


Bid price -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Bottom-up analysis -- The analysis of potential performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

Capital gain distributions -- Payments to a fund's shareholders of net profits earned from selling securities in a fund's portfolio. Capital gain distributions are usually paid once a year.

Credit rating -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc. ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's, are generally considered investment grade.

Derivative -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Discounted price -- The difference between a bond's current market price and its face or redemption value.

Diversification -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Dividend yield -- The current or estimated annual dividend divided by the market price per share of a security.

Earnings growth -- A pattern of increasing rates of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

Fundamental analysis -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

Income distributions -- Payments to a fund's shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

Inflation -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate -- Rate of interest charged for the use of money, usually expressed at an annual rate.

Market capitalization -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.

Maturity -- The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.


Net assets -- A fund's assets minus its liabilities. With respect to funds that have a policy to invest 80% of their net assets in particular kinds of securities, "net assets" as used in such policies means net assets plus any borrowings made for investment purposes.


Net asset value (NAV) per share -- The market value of one share of a fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a fund's total net assets by the number of shares outstanding.

Price-to-book value ratio -- Current market price of a stock divided by its book value. Some firms use the inverse ratio for this calculation (i.e., book-to-price ratio).

Price-to-earnings ratio -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning

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36
power and is a useful tool for evaluating the costs of different securities.
The ratio may be calculated using "trailing" earnings or estimates of future
(or "forward") earnings. Some firms use the inverse ratio for this calculation (i.e., earnings-to-price ratio).

Qualitative analysis -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategies.

Return on equity -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. This tells common shareholders how effectively their money is being employed.

Rule 144A securities -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a fund's trustees, that a particular issue of Rule 144A securities is liquid.

Target price -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.

Technical analysis -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

Top-down approach -- The method in which an investor first looks at trends in the general economy, and next selects industries and then companies that the investor believes should benefit from those trends.

Total return -- The change in value of an investment in a fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of a fund.

Value investing -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

Volatility -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield -- The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

Yield-to-maturity -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

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                                                                             37

    If you would like more information about the Portfolios, the following documents are available free upon request:
   Annual and Semiannual Reports -- Provide additional information about the Portfolios' investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the
             Portfolios' performance during its last fiscal year.
Statement of Additional Information (SAI) -- Provides more detailed information about the Portfolios and their investment limitations and policies, has been filed with the SEC and is incorporated into this Prospectus by reference.

 To order a free copy of the Portfolios' annual or semiannual report or their
    SAI, and to make shareholder inquires generally, contact your financial representative, or the Portfolios at:
IXIS Asset Management Distributors, L.P., 399 Boylston Street, Boston, MA 02116
                            Telephone: 800-225-5478
  The Portfolios' annual and semiannual reports and SAI are available on the
                Portfolios' website at www.ixisadvisorfunds.com
         Important Notice Regarding Delivery of Shareholder Documents:
 In our continuing effort to reduce your IXIS Advisor Fund's expenses and the amount of mail that you receive from us, we combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

   Your financial representative or IXIS Advisor Funds will also be happy to answer your questions or to provide any additional information that you may require.


   Information about the Portfolios, including their reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Portfolios' reports and SAI are available free from the
   EDGAR Database on the SEC's Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:

     publicinfo@sec.gov, or by writing the SEC's Public Reference Section,
                         Washington, D.C. 20549-0102.

 Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090.


  Portfolio Holdings A description of the Portfolios' policies and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI.


 IXIS Asset Management Distributors, L.P. (IXIS Distributors), and other firms selling shares of IXIS Advisor Funds are members of the National Association of Securities Dealers, Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting its Web site at www.NASD.com.

 IXIS Distributors distributes the IXIS Advisor Funds and Loomis Sayles Funds.
      If you have a complaint concerning IXIS Distributors or any of its representatives or associated persons, please direct it to IXIS Asset
                        Management Distributors, L.P.,

  Attn: Director of Compliance, 399 Boylston Street - 6/th/ Floor, Boston, MA
                       02116 or call us at 800-225-5478.




                                                                     XDP51-0505



                  (Investment Company Act File No. 811-07345)

                          [LOGO] IXIS | ADVISOR FUNDS

WHAT'S INSIDE

Goals, Strategies & Risks  Page 2

Fund Fees & Expenses..... Page 29

More About Risk.......... Page 32

Management Team.......... Page 34

Fund Services............ Page 41

Financial Performance.... Page 60


  IXIS Advisor Equity Funds

[LOGO] AEW

[LOGO] Capital Growth
Management

[LOGO] HANSBERGER

[LOGO] HARRIS ASSOCIATES L.P.
Advisor to The Oakmark Family of Funds

[LOGO] LOOMIS SAYLES & COMPANY, L.P.

[LOGO] MERCURYADVISORS

[LOGO] VAUGHAN NELSON
INVESTMENT MANAGEMENT

[LOGO] WESTPEAK
AEW Real Estate Fund
 AEW Management and Advisors, L.P.

CGM Advisor Targeted Equity Fund


 Capital Growth Management Limited Partnership

Hansberger International Fund
 Hansberger Global Investors, Inc.

Harris Associates Focused Value Fund
 Harris Associates L.P.

Harris Associates Large Cap Value Fund
 Harris Associates L.P.


IXIS U.S. Diversified Portfolio


(formerly named CDC Nvest Star Advisers Fund)


 Harris Associates L.P.


 Loomis, Sayles & Company, L.P.


 Mercury Advisors



IXIS Value Fund


(formerly named CDC Nvest Star Value Fund)


 Harris Associates L.P.


 Loomis, Sayles & Company, L.P.


 Vaughan Nelson Investment Management, L.P.


 Westpeak Global Advisors, L.P.


Vaughan Nelson Small Cap Value Fund


 Vaughan Nelson Investment Management, L.P.

Westpeak Capital Growth Fund
 Westpeak Global Advisors, L.P.
                                                                     Prospectus
                                                                    May 1, 2005

The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call IXIS Advisor Funds.


IXIS Advisor Funds
P.O. Box 219579
Kansas City, MO 64121-9579
800-225-5478
www.ixisadvisorfunds.com

Table of Contents


GOALS, STRATEGIES & RISKS
AEW Real Estate Fund.................................. 2
CGM Advisor Targeted Equity Fund...................... 5
Hansberger International Fund......................... 8
Harris Associates Focused Value Fund................. 11
Harris Associates Large Cap Value Fund............... 13
IXIS U.S. Diversified Portfolio...................... 15
IXIS Value Fund...................................... 20
Vaughan Nelson Small Cap Value Fund.................. 24
Westpeak Capital Growth Fund......................... 27
FUND FEES & EXPENSES
Fund Fees & Expenses................................. 29
MORE ABOUT RISK
More About Risk...................................... 32
MANAGEMENT TEAM
Meet the Funds' Investment Advisers and Subadvisers.. 34
Meet the Funds' Portfolio Managers................... 37
FUND SERVICES
Investing in the Funds............................... 41
How Sales Charges Are Calculated..................... 42
It's Easy to Open an Account......................... 45
Buying Shares........................................ 47
Selling Shares....................................... 49
Selling Shares in Writing............................ 50
Exchanging Shares.................................... 52
Restrictions on Buying, Selling and Exchanging Shares 52
How Fund Shares Are Priced........................... 54
Dividends and Distributions.......................... 56
Tax Consequences..................................... 56
Compensation to Securities Dealers................... 58
Additional Investor Services ........................ 59
FINANCIAL PERFORMANCE
Financial Performance................................ 60
GLOSSARY OF TERMS
Glossary of Terms.................................... 70

If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Funds, please refer to the section "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

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Goals, Strategies & Risks
AEW Real Estate Fund


Adviser:  AEW Management and Advisors, L.P. ("AEW")
Manager:  Matthew A. Troxell
Category: Mid-Cap Equity

Ticker Symbol: Class A Class B Class C
               -----------------------
               NRFAX   NRFBX   NRCFX

 Investment Goal

The Fund seeks to provide investors with above-average income and long-term growth of capital.

 Principal Investment Strategies


Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investments of real estate investment trusts ("REITs") and/or real estate related companies. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect. REITs are generally dedicated to owning, and usually operating, income-producing real estate, or dedicated to financing real estate. The Fund primarily invests in equity REITs, which own or lease real estate and derive their income primarily from rental income. Real estate-related companies are those companies whose principal activity involves the development, ownership, construction, management or sale of real estate; companies with significant real estate holdings; and companies that provide products or services related to the real estate industry.

AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate equity securities is dependent upon the performance of the underlying real estate assets and company management as well as the overall influence of capital markets. Consequently, when selecting securities for the Fund, AEW draws upon the combined expertise of its securities, real estate and research professionals.
When selecting investments for the Fund, AEW generally considers the following factors that it believes help to identify those companies whose shares represent the greatest value and price appreciation potential:
.. Valuation: AEW has developed a proprietary model to assess the relative value of each stock in the Fund's investment universe. This model is designed to estimate what an issuer's anticipated cash flows are worth to a stock investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW to identify stocks that it believes trade at discounts to either or both of these model values relative to similar stocks. AEW will consider selling a security once it believes that there is greater relative value in other securities in the Fund's investment universe.

.. Price: AEW examines the historic pricing of each company in the Fund's universe of potential investments in order to identify stocks that it believes are out of favor. Those stocks that have under-performed in price, either in absolute terms or relative to the Fund's universe in general, are typically of greater interest, provided AEW can identify and disagree with the sentiment that caused the underperformance.

.. Income: AEW further evaluates companies and REITs by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.
.. Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security in the future. These catalysts can be macro-economic, market-driven or company-specific in nature.
The Fund may also:
.. Hold cash and/or invest up to 100% of its assets in U.S. government securities or money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's portfolio holdings, which is updated monthly after an aging period of at least 60 days, is available on the Fund's website at www.ixisadvisorfunds.com. Please see the back cover of this prospectus for more information on obtaining a copy of the Fund's annual or semiannual report.

 Principal Investment Risks

Equity securities: Securities of real-estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to market risks. This means that you may lose money on your investment due to sudden, unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole.

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2

Real estate securities/REITs: Because the Fund concentrates its investments in the real estate industry, the Fund's performance will be dependent in part on the performance of the real estate market and the real estate industry in general. The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs' managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.
Small-cap companies: Companies in the real estate industry, including REITs, in which the Fund may invest may have relatively small market capitalizations. Small-cap companies and REITs, which AEW considers to be those with market capitalizations of $1 billion or less, tend to have more limited markets and resources than companies with larger market capitalizations. Consequently, share prices of small-cap companies and REITs can be more volatile than, and perform differently from, larger company stocks.

For additional information see the section "More About Risk."

 Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year and since inception periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.



                                    [CHART] (up triangle) Highest Quarterly
                                                          Return: Fourth Quarter 2004, up
(total return)                                            16.34%
                                            (down triangle) Lowest Quarterly Return: Third
 2001     2002     2003    2004                             Quarter 2002, down 8.73%
------   ------   ------  ------
12.99%   3.45%    36.04%  34.02%






The Fund's Class A shares total return year-to-date as of March 31, 2005 was -7.10%.


The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year and since inception periods compare to those of the Morgan Stanley REIT Index, an unmanaged index of the most actively traded real estate investment trusts, designed to measure real estate equity performance. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charges that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund

--------------------------------------------------------------------------------
                                                                             3
shares. The Morgan Stanley REIT Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.



                                                                            Since Class
Average Annual Total Returns                                                 Inception
(for the periods ended December 31, 2004)                       Past 1 Year (12/29/00)
Class A - Return Before Taxes                                     26.31%      19.01%
   Return After Taxes on Distributions*                           24.81%      17.27%
   Return After Taxes on Distributions & Sales of Fund Shares*    17.93%      15.58%
Class B - Returns Before Taxes+                                   28.05%      19.59%
Class C - Returns Before Taxes                                    31.98%      19.93%
Morgan Stanley REIT Index**                                       31.49%      20.42%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

** The returns of the Index do not reflect the effect of taxes. The since Class inception returns of the Index are calculated from 12/31/00.


+ Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares.




For information about the Fund's expenses, see the section "Fund Fees &
Expenses."

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4

                                    [GRAPHIC]



Goals, Strategies & Risks
CGM Advisor Targeted Equity Fund

Adviser:  Capital Growth Management Limited
             Partnership ("CGM")
Manager:  G. Kenneth Heebner
Category: Large-Cap Equity

Ticker Symbol: Class A Class B Class C
               -----------------------
               NEFGX   NEBGX   NEGCX

 Investment Goal

The Fund seeks long-term growth of capital through investment in equity securities of companies whose earnings are expected to grow at a faster rate than that of the overall United States economy.

 Principal Investment Strategies


Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity investments. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect. The Fund will generally invest in a focused portfolio of common stocks of large capitalization companies that CGM expects will grow at a faster rate than that of the overall United States economy. When CGM believes that market conditions warrant, however, CGM may select stocks based upon overall economic factors such as the general economic outlook, the level and direction of interest rates and potential impact of inflation. The Fund will not invest in small capitalization companies.

In general, CGM seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
..  well-established, with records of above-average growth
..  promise of maintaining their leadership positions in their industries
..  likely to benefit from internal revitalization or innovations, changes in consumer demand, or basic economic forces
Rather than following a particular style, CGM employs a flexible approach and seeks to take advantage of opportunities as they arise. In making an investment decision, CGM generally employs the following methods:
.. It uses a top-down approach, meaning that it analyzes the overall economic factors that may affect a potential investment.
.. CGM then conducts a thorough analysis of certain industries and companies, evaluating the fundamentals of each on a case-by-case basis and focusing on companies that it determines are attractively valued.
.. CGM's ultimate decision to purchase a security results from a thorough assessment of all of the information that CGM deems to be relevant at the time of investment.
.. CGM will sell a stock if it determines that its investment expectations are not being met, if better opportunities are identified or if its price objective has been attained.
The Fund may also:
.. Invest a significant portion of its assets in a single industry sector.
.. Invest in foreign securities.
.. Invest in other investment companies, to the extent permitted by the
  Investment Company Act of 1940.
.. Invest in real estate investment trusts ("REITs").
.. Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs, which may lower the Fund's return.
.. Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's portfolio holdings, which is updated monthly after an aging period of at least 60 days, is available on the Fund's website at www.ixisadvisorfunds.com. Please see the back cover of this prospectus for more information on obtaining a copy of the Fund's annual or semiannual report.

 Principal Investment Risks

Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Although the Fund is diversified, its focused approach means that its relatively small number of holdings may result in greater share price fluctuations than a more diversified mutual fund. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations.
Focused investment risk: Because the Fund may invest in a small number of industries, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.

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                                                                             5

Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities.
Investments in other investment companies: May indirectly bear service and other fees in addition to its own expenses.
REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

For additional information see the section "More About Risk."

 Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year, ten year and since inception periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.



The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.



                                    [CHART]

(total return)

 1995    1996    1997    1998    1999    2000    2001    2002    2003    2004  (up triangle) Highest Quarterly Return: Fourth
------  ------  ------  ------  ------  ------  ------  ------  ------  ------               Quarter 1998, up 28.51%
38.10%  20.88%  23.54%  33.40%  15.18%  -4.55% -16.20% -28.81%  42.81%  13.98% (down triangle) Lowest Quarterly Return: Third
                                                                                               Quarter 2001, down 19.52%


The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods (or since inception if shorter) compare to those of the Standard & Poor's 500 Index ("S&P 500 Index"), a market value-weighted, unmanaged index of common stock prices for 500 selected stocks. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charges that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The S&P 500 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.



                                                                                 Since Class B Since Class C
Average Annual Total Returns                                                       Inception     Inception
(for the periods ended December 31, 2004) Past 1 Year Past 5 Years Past 10 Years   (2/28/97)     (9/1/98)
Class A - Return Before Taxes                7.48%       -2.67%       10.72%            --            --
   Return After Taxes on Distributions*      7.48%       -3.33%        7.51%            --            --
   Return After Taxes on Distributions &
     Sales of Fund Shares*                   4.86%       -2.56%        7.60%            --            --
Class B - Returns Before Taxes+              8.12%       -2.61%           --         5.71%            --
Class C - Returns Before Taxes              12.12%       -2.26%           --            --         3.54%
S&P 500 Index**                             10.88%       -2.30%       12.07%         7.21%         4.38%


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6

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

** The returns of the Index do not reflect the effect of taxes. The since Class C inception returns of the Index are calculated from 9/30/98.


+ Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares.


For information about the Fund's expenses, see the section "Fund Fees &
Expenses."

--------------------------------------------------------------------------------
                                                                             7

                                    [GRAPHIC]




Goals, Strategies & Risks

Hansberger International Fund

Adviser:    IXIS Asset Management Advisors, L.P.
               ("IXIS Advisors")
Subadviser: Hansberger Global Investors, Inc.
               ("Hansberger")
Managers    Growth Segment: Barry A. Lockhart, Patrick
               H. Tan, Thomas R.H. Tibbles
            Value Segment: Ronald Holt, Robert
               Mazuelos, Lauretta Reeves

Category: International Equity

Ticker Symbol: Class A Class B Class C
               -----------------------
               NEFDX   NEDBX   NEDCX

 Investment Goal

The Fund seeks long-term growth of capital. The Fund's investment goal may be changed without shareholder approval.

 Principal Investment Strategies

The Fund seeks to attain its goal by investing substantially all of its assets in equity securities. The Fund is an international mutual fund, which means that it seeks to invest in common stocks of companies located outside the United States. The Fund invests in small-, mid-, and large-capitalization companies and expects to diversify its assets across developed and emerging markets in Eastern and Western Europe, the Far East and Latin America.
The Fund may also:
.. Invest in convertible preferred stock and convertible debt securities.
.. Invest up to 35% of its assets in fixed-income securities, including government bonds as well as lower-quality debt securities.
.. Purchase U.S. government securities, certificates of deposit, commercial paper, and/or high quality debt securities or hold cash for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.
.. Invest in real estate investment trusts ("REITs").
.. Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs and a high level of taxable capital gains, which may lower the Fund's return.

Subject to the allocation policy adopted by the Fund's Board of Trustees, IXIS Advisors generally allocates capital invested in the Fund equally between its two segments which are managed by the subadviser as described below.
Growth Segment: In managing this segment, Hansberger follows a flexible investment policy that allows it to select those investments it believes are best suited to achieve the Fund's investment objective over the long term, using a disciplined, long-term approach to international investing. The segment will primarily invest in the equity securities of companies organized or headquartered outside of the United States. The segment will invest in at least three different countries and expects to be invested in more than three countries, including countries considered to be emerging market countries. In general, Hansberger seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
..  High secular growth
..  Superior profitability
..  Medium to large capitalizations, although there are no limitations on the size of the companies in which the segment may invest
In making investment decisions, Hansberger generally employs the following methods:
.. Securities are selected on the basis of fundamental company-by-company analysis.
.. In choosing equity instruments, Hansberger typically will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings and cash flow potential.
.. In addition, a company's valuation measures, including but not limited to price-to-earnings ratio and price-to-book ratio, will customarily be considered.
.. Hansberger seeks to control portfolio risk through top-down geographic and sector allocation.
Hansberger generally sells a security if its price target is met, the company's fundamentals change, or if the portfolio is fully invested and a better investment opportunity arises.
Value Segment: In managing this segment, Hansberger employs an intensive fundamental approach to selecting stocks. Hansberger seeks to identify stocks with a market value that is believed to be less than a company's intrinsic value, based on its long-term potential. Hansberger's investment approach integrates extensive research (both internal and external), proprietary valuation screens, and fundamental analysis of stocks with a long-term investment perspective. This analysis involves evaluating a company's prospects by focusing on such factors as: the quality of a company's management, the competitive position of a company within its industry, the financial strength of the

--------------------------------------------------------------------------------
8
  company, the quality and growth potential of its earnings, and the outlook for the company's future based on these and other similar factors. Hansberger will also consider other factors in its analysis, including country and political risks as well as economic and market conditions.
Hansberger seeks to broaden the scope and increase the effectiveness of its fundamental analysis by searching for undervalued stocks in many countries around the world. This global search provides Hansberger with more diverse opportunities and with the flexibility to shift portfolio investments, not only from company to company and industry to industry, but also from country to country, in search of undervalued stocks. Hansberger's objective is to identify undervalued securities, to hold them for the long term, and to achieve long-term capital growth as the marketplace realizes the value of these securities over time. Hansberger expects to typically invest in between 70 to 80 stocks, across a broad spectrum of market capitalizations. In terms of both industry representation and capitalization, the segment's holdings may differ significantly from those of the typical international equity fund. A stock is generally sold when share price rises above sell target and superior alternatives are found. Additionally, when selling a stock, Hansberger takes into account the structural company and industry specific factors, changes in shareholder orientation, as well as loss of confidence in management.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.ixisadvisorfunds.com. Please see the back cover of this prospectus for more information on obtaining a copy of the Fund's annual or semiannual report.
 Principal Investment Risks

Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period.
Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities (commonly known as "junk bonds") may be subject to these risks to a greater extent than other fixed-income securities. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.
Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.
REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

For additional information see the section "More About Risk."

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                                                                             9

 Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and since inception periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to March 1, 2004, the Fund had multiple subadvisers, including the current subadviser. The performance results shown below, for the periods prior to that date, reflect results achieved by those multiple subadvisers. The Fund's performance might have been different had the current advisory arrangements been in place for all periods shown.


The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.



                                    [CHART]

(total return)

 1996    1997   1998    1999     2000    2001     2002    2003    2004  (up triangle) Highest Quarterly Return: Fourth
------  ------  -----  ------   ------  ------   ------  ------  ------               Quarter 1999, up 24.05%
16.67%  12.68%  4.01%  37.63%  -12.22%  -8.98%  -16.42%  39.02%  13.60% (down triangle) Lowest Quarterly Return: Third
                                                                                        Quarter 2002, down 20.60%


The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and since inception periods compare to those of the Morgan Stanley Capital International Europe Australasia and Far East Index ("MSCI EAFE Index"), an unmanaged index of common stocks traded outside the U.S. and the Morgan Stanley Capital International All Country World Index ex-U.S. ("MSCI ACWI ex-U.S. Index"), a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The MSCI EAFE is the Fund's primary benchmark. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect returns after taxes on distributions only and also returns after taxes on distributions and sales of Fund shares. The MSCI EAFE Index and MSCI ACWI ex-U.S. Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.



                                                                                         Since Class
Average Annual Total Returns                                                              Inception
(for the periods ended December 31, 2004)                       Past 1 Year Past 5 Years (12/29/95)
Class A - Return Before Taxes                                      7.07%       -0.12%       7.20%
   Return After Taxes on Distributions*                            7.07%       -1.00%       6.14%
   Return After Taxes on Distributions & Sales of Fund Shares*     4.59%       -0.47%       5.80%
Class B - Return Before Taxes+                                     7.73%        0.00%       7.12%
Class C - Return Before Taxes                                     11.80%        0.32%       7.13%
MSCI EAFE Index**                                                 20.70%       -0.80%       5.34%
MSCI ACWI ex-U.S. Index**                                         21.36%        0.02%       5.60%

*After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

** The returns of each Index do not reflect the effect of taxes. The since Class inception returns for each Index are calculated from 12/31/95.


+ Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares.


For information about the Fund's expenses, see the section "Fund Fees &
Expenses."

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10

                                    [GRAPHIC]



Goals, Strategies & Risks
Harris Associates Focused Value Fund


Adviser:    IXIS Asset Management Advisors, L.P.
               ("IXIS Advisors")
Subadviser: Harris Associates L.P. ("Harris Associates")
Managers:   Floyd J. Bellman and Robert M. Levy
Category:   Mid-Cap Equity

Ticker Symbol: Class A Class B Class C
               -----------------------
               NRSAX   NRSBX   NRSCX

 Investment Goal

The Fund seeks long-term capital appreciation. The Fund's investment goal may be changed without shareholder approval.

 Principal Investment Strategies

The Fund invests primarily in common stocks of U.S. companies. The Fund is non-diversified, which means that it is not limited under the Investment
Company Act of 1940 to a percentage of assets that it may invest in any one issuer. The Fund could own as few as 12 securities, but generally will have 25 to 30 securities in its portfolio. The Fund will normally invest in companies with mid-to-large capitalizations.
Harris Associates uses a value investment philosophy in selecting equity securities. This philosophy is based upon the belief that, over time, a company's stock price converges with the company's true business value. By
"true business value," Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objectives.
The Fund may also:
.. Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's portfolio holdings, which is updated monthly after an aging period of at least 60 days, is available on the Fund's website at www.ixisadvisorfunds.com. Please see the back cover of this prospectus for more information on obtaining a copy of the Fund's annual or semiannual report.

 Principal Investment Risks

Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period.
Non-diversification: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.

For additional information see the section "More About Risk."

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                                                                             11

 Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year and since inception periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.



                                    [CHART]

(total return)

 2002     2003    2004                      (up triangle) Highest Quarterly Return: Second
------   ------  ------                                   Quarter 2003, up 15.02%
-15.69%  27.60%  10.77%                     (down triangle) Lowest Quarterly Return: Third
                                                            Quarter 2002, down 14.98%


The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year and since inception periods compare to those of the Standard & Poor's 500 Index ("S&P 500 Index"), a market value-weighted, unmanaged index of common stock prices for 500 selected stocks. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charges that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The S&P 500 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.



                                                                            Since Class
Average Annual Total Returns                                                 Inception
(for the periods ended December 31, 2004)                       Past 1 Year  (3/15/01)
Class A - Return Before Taxes                                      4.40%       5.62%
   Return After Taxes on Distributions*                            4.40%       5.62%
   Return After Taxes on Distributions & Sales of Fund Shares*     2.86%       4.83%
Class B - Returns Before Taxes+                                    4.87%       5.81%
Class C - Returns Before Taxes                                     8.87%       6.47%
S&P 500 Index**                                                   10.88%       2.85%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

** The returns of the Index do not reflect the effect of taxes. The since Class inception returns of the Index are calculated from 3/31/01.


+ Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares.


For information about the Fund's expenses, see the section "Fund Fees &
Expenses."

--------------------------------------------------------------------------------
12

                                    [GRAPHIC]



Goals, Strategies & Risks
Harris Associates Large Cap Value Fund



Adviser:    IXIS Asset Management Advisors, L.P.
               ("IXIS Advisors")
Subadviser: Harris Associates L.P. ("Harris Associates")
Managers:   Edward S. Loeb, Michael J. Mangan and
               Diane Mustain

Category: Large-Cap Equity

Ticker Symbol: Class A Class B Class C
               -----------------------
               NEFOX   NEGBX   NECOX

 Investment Goal

The Fund seeks opportunities for long-term capital growth and income. The Fund's investment goal may be changed without shareholder approval.

 Principal Investment Strategies


Under normal market conditions, the Fund will invest substantially all its assets in common stock of large- and mid-capitalization companies in any industry. The Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in companies that have market capitalizations within the capitalization range of the Russell 1000 Index, a nationally recognized index of large-cap companies. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect.

Harris Associates uses a value investment philosophy in selecting equity securities. This philosophy is based upon the belief that, over time, a company's stock price converges with the company's true business value. By
"true business value," Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objectives.
The Fund may also:
.. Invest in foreign securities traded in U.S. markets (through American
  Depositary Receipts ("ADRs") or stocks sold in U.S. dollars). ADRs are securities issued by a U.S. bank that represent shares of a foreign company.
.. Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs, which may lower the Fund's return.
.. Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.ixisadvisorfunds.com. Please see the back cover of this prospectus for more information on obtaining a copy of the Fund's annual or semiannual report.

 Principal Investment Risks

Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period.
Foreign securities: ADRs may be more volatile than U.S. securities and carry political, economic and information risks that are associated with foreign securities.

For additional information see the section "More About Risk."

--------------------------------------------------------------------------------
                                                                             13

 Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and since inception periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund's current subadviser assumed that function on July 1, 2002. The performance results shown below, for periods prior to that date, reflect results achieved by different subadvisers under different investment strategies. The Fund's performance might have been different had the current advisory arrangements and investment strategies been in place for all periods shown.



The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.



                                    [CHART]

(total return)

 1995    1996    1997    1998    1999    2000     2001    2002    2003   2004  (up triangle) Highest Quarterly Return: Second
------  ------  ------  ------  ------  ------   ------  ------  ------  -----               Quarter 2003, up 20.20%
35.11%  17.21%  33.43%  23.93%   9.45%  -7.31%  -14.58% -20.03%  30.04%  9.14% (down triangle) Lowest Quarterly Return: Third
                                                                                               Quarter 2002, down 16.98%


The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods (or since inception if shorter) compared to those of the Russell 1000 Value Index, an unmanaged index measuring the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth rates. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Russell 1000 Value Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.



                                                                                               Since Class C
Average Annual Total Returns                                                                     Inception
(for the periods ended December 31, 2004)               Past 1 Year Past 5 Years Past 10 Years   (5/1/95)
Class A - Return Before Taxes                              2.85%       -3.27%        9.27%            --
   Return After Taxes on Distributions*                    2.85%       -3.50%        6.60%            --
   Return After Taxes on Distributions & Sales of Fund
     Shares*                                               1.85%       -2.88%        6.64%            --
Class B - Returns Before Taxes+                            3.42%       -3.22%        9.13%            --
Class C - Returns Before Taxes                             7.34%       -2.84%           --         8.20%
Russell 1000 Value Index**                                16.49%        5.27%       13.83%        12.54%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

** The returns of the Index do not reflect the effect of taxes. The since Class C inception returns of the Index are calculated from 5/31/95.


+ Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares.


For information about the Fund's expenses, see the section "Fund Fees &
Expenses."

--------------------------------------------------------------------------------
14

                                    [GRAPHIC]



Goals, Strategies & Risks
IXIS U.S. Diversified Portfolio
(formerly named CDC Nvest Star Advisers Fund)


Adviser:     IXIS Asset Management Advisors, L.P.
                ("IXIS Advisors")
Subadvisers: Harris Associates L.P. ("Harris Associates")
             Loomis, Sayles & Company, L.P.
                ("Loomis Sayles")
             Mercury Advisors ("Mercury")


Category: All-Cap Equity


Ticker Symbol: Class A Class B Class C
               -----------------------
               NEFSX   NESBX   NECCX



 Investment Goal



The Fund seeks long-term growth of capital.


The Fund's investment goal may be changed without shareholder approval.



 Principal Investment Strategies



IXIS Advisors believes that this Fund's multi-manager approach to equity investing -- which combines the varied styles of multiple subadvisers in selecting securities for each of the Fund's four segments -- offers uncommon diversification and a different investment opportunity than funds managed by a single adviser using a single style. IXIS Advisors believes that having several subadvisers with varying and successful management styles may increase the likelihood that the Fund may produce better returns for its shareholders with less variability of return and less risk of persistent underperformance than a fund managed by a single adviser.


Subject to the allocation policies adopted by the Fund's Board of Trustees, IXIS Advisors generally allocates capital invested in the Fund equally among its four segments which are managed by the subadvisers set forth above. Each subadviser manages its segment (or segments in the case of Loomis Sayles) of the Fund's assets in accordance with its distinct investment style and strategy.


The Fund invests substantially all of its assets in equity securities. Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities of U.S. issuers. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect.


The Fund may also:


.. Invest in securities offered in initial public offerings ("IPOs") and Rule
  144A securities.


.. Invest in convertible preferred stock and convertible debt securities.


.. Invest in real estate investment trusts ("REITs").


.. Invest in fixed-income securities, including U.S. government bonds and lower-quality corporate bonds.


.. Hold securities of foreign issuers traded over the counter or on foreign exchanges, including securities in emerging markets and related currency hedging transactions.


.. Invest in options and enter into futures, swap contracts and currency hedging transactions.


.. Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs, which may lower the Fund's return.


.. Purchase U.S. government securities, certificates of deposit, commercial paper, and/or high quality debt securities or hold cash for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.


For more detailed information on each subadviser's investment strategies, please refer to the section "IXIS U.S. Diversified Portfolio -- More on Investment Strategies."



A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.ixisadvisorfunds.com Please see the back cover of the prospectus for more information on obtaining a copy of the Fund's annual or semiannual report.



 Principal Investment Risks



Allocation Risk: The Fund's investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.


Derivative securities: Subject to changes in the underlying securities or indices on which derivative securities transactions are based. There is no guarantee that the use of derivatives for hedging purposes will be effective or that suitable transactions will be available. Even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Fund's exposure to stock market values, interest rates or the currency exchange rate.


Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Rule 144A securities may be less liquid than other equity securities. Small capitalization and emerging growth companies may be


--------------------------------------------------------------------------------
                                                                             15
  subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact the Fund's performance and result in higher portfolio turnover, which may increase the tax liability to shareholders and the brokerage expenses incurred by the Fund.


Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities (commonly known as "junk bonds") may be subject to these risks to a greater extent than other fixed-income securities. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.


Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.


REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.



For additional information see the section "More About Risk."



 Evaluating the Fund's Past Performance



The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the one-year, five-year and ten-year periods compare with those of several broad measures of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.



The Fund uses multiple subadvisers. The performance results shown below reflect results achieved by previous subadvisers using different investment strategies. The Fund's performance might have been different had the current subadvisory arrangements and investment strategies been in place for all periods shown.



The bar chart shows the Fund's total returns for Class A shares for each calendar year since the first full year of operations. The returns for other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.



                                    [CHART]

(total return)
                                                                                 (up triangle) Highest Quarterly Return: Fourth
 1995    1996    1997    1998    1999    2000     2001    2002     2003   2004                 Quarter 1999, up 30.94%
------  ------  ------  ------  ------  -------  ------  -------  ------  -----  (down triangle) Lowest Quarterly Return: Third
34.36%  18.98%  20.17%  19.26%  46.44%  -16.98%  -9.36%  -21.82%  33.63%  12.88%                 Quarter 2002, down 17.32%



The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods compare to those of the Standard & Poor's 500 Index ("S&P 500 Index"), a market value-weighted, unmanaged index of common stock prices for 500 selected stocks; the Wilshire 4500


--------------------------------------------------------------------------------
16

Index, an unmanaged index of U.S. mid- and small-sized company stocks; and the Standard & Poor's 400 Midcap Index ("S&P 400 Midcap Index"), an unmanaged index representing the performance of U.S. mid-sized companies. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect returns after taxes on distributions only and also returns after taxes on distributions and sales of Fund shares. The S&P 500 Index, Wilshire 4500 Index and S&P 400 Midcap Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.




Average Annual Total Returns
(for the periods ended December 31, 2004)                       Past 1 Year Past 5 Years Past 10 Years
Class A - Return Before Taxes                                      6.41%       -3.51%       10.87%
   Return After Taxes on Distributions*                            6.41%       -4.39%        8.38%
   Return After Taxes on Distributions & Sales of Fund Shares*     4.17%       -3.40%        8.16%
Class B - Return Before Taxes+                                     7.02%       -3.44%       10.70%
Class C - Return Before Taxes                                     11.00%       -3.10%       10.70%
S&P 500 Index**                                                   10.88%       -2.30%       12.07%
Wilshire 4500 Index**                                             18.57%        1.36%       11.96%
S&P 400 Midcap Index**                                            16.48%        9.54%       16.10%


*After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.


**The returns of each Index do not reflect the effect of taxes.


+ Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares.



For information about the Fund's expenses, see the section "Fund Fees &
Expenses."


--------------------------------------------------------------------------------
                                                                             17

                                    [GRAPHIC]




Goals, Strategies & Risks


IXIS U.S. Diversified Portfolio -- More on Investment Strategies



The Fund's portfolio is divided into four different segments managed by the three subadvisers set forth below. These subadvisers pursue the Fund's overall goal by employing the strategies and techniques described below.



 Harris Associates



The segment of the Fund managed by Harris Associates invests primarily in the common stocks of large and mid-capitalization companies which Harris Associates believes are trading at a substantial discount to the company's "true business value." Harris Associates' value-oriented investment philosophy is based upon its belief that over time a stock's discounted market price and its true business value will converge. Harris Associates believes that this philosophy provides the best opportunity to achieve long-term capital growth while also protecting from downside risk. It therefore uses this philosophy to locate companies with the following characteristics, although not all of the companies selected by Harris Associates will have each of these attributes:


..  Positive free cash flow


..  High level of insider ownership


..  Favorable earnings growth potential


In making investment decisions, Harris Associates generally employs the following methods:


.. Harris Associates uses a fundamental bottom-up investment approach which means that it focuses on individual companies rather than macro-economic factors or specific industries. Each company is analyzed on a case-by-case basis to select those that meet Harris Associates' standards of quality and value.


.. Once Harris Associates determines that a stock sells at a significant discount to its true business value and has other attractive qualities such as a positive free cash flow, it will consider that stock for purchase by analyzing the quality and motivation of the company's management as well as the company's market position within its industry.


.. Investments are continuously monitored by both analysts and portfolio managers. Analysts set specific "buy" and "sell" targets for each company. Harris Associates will generally buy a stock when it believes the stock sells for a price below 60% of its true business value, and will generally sell a stock when it believes the stock price approaches 90% of its true business value.



 Loomis Sayles -- Mid Cap Growth Segment



The Mid Cap Growth segment of the Fund, which is one of two segments of the Fund managed by Loomis Sayles, invests primarily in common stocks with market capitalizations, at the time of investment, within the capitalization range of companies included in the Russell Midcap Growth Index, an unmanaged index of midcap companies within the Russell 1000 Growth Index. Loomis Sayles seeks securities with the following characteristics:


..  Distinctive products, technologies or services


.. Attractive valuation relative to both competitors and their own operating history


..  Strong management team


..  Competitive barriers to entry within the company's industry


In making investment decisions, Loomis Sayles employs the following methods:


.. Loomis Sayles uses a bottom-up, fundamental research process to build the segment's portfolio. This research consists of broad, in-depth coverage, including regular contact with company management, near- and long-term projections of company fundamentals and evaluations of potential earnings growth.


.. It looks for growth-oriented stocks of well-managed companies that typically have the characteristics listed above. The market capitalization of these companies will generally be within the range of companies included in the Russell Midcap Growth Index.


.. Analysts and portfolio managers continuously monitor investments. The analysts and portfolio managers will evaluate the companies to determine whether they continue to possess the same fundamental characteristics for growth which made them candidates for the investment originally.


.. Loomis Sayles will generally sell a position if earnings or fundamentals deteriorate, if there is significant change in management or when other more favorable opportunities arise.



--------------------------------------------------------------------------------
18

 Loomis Sayles -- Small Cap Value Segment



The Small Cap Value segment of the Fund, the other segment of the Fund managed by Loomis Sayles, invests primarily in common stocks with a market capitalization, at the time of the investment, within the range of the market capitalizations of those companies constituting the Russell 2500 Index. The Russell 2500 Index is an unmanaged index of the 2,500 smallest companies in the Russell 3000 Index. Loomis Sayles may also invest up to 35% of its segment's assets in companies with larger capitalization levels. Loomis Sayles seeks to achieve the objective of the Fund by emphasizing companies undervalued by the market in relation to earnings, dividends, assets, and growth prospects. This segment of the Fund is value-oriented with emphasis on security selection rather than sector rotation and market timing. The securities selected by Loomis Sayles for the segment typically have the following characteristics:


..  Attractive valuations


..  Positive free cash flow


..  Strong balance sheets


..  Strong fundamental prospects



Loomis Sayles will build a core portfolio of companies which, in its opinion, possess the attributes set forth above. It also invests a smaller portion of the segment's assets in companies which it believes are undergoing a "special situation" or turn-around. These types of companies may have experienced business problems but, in the opinion of Loomis Sayles, have favorable prospects for recovery.


In making investment decisions, Loomis Sayles generally employs the following methods:


.. Loomis Sayles uses a bottom-up, fundamental research process. This research consists of broad in-depth coverage, including contact with company management, near- and long-term projections of company fundamentals and evaluations of potential cash flow and earnings growth. The market capitalization of these companies will generally be within the range of the Russell 2500 Index.


.. Loomis Sayles emphasizes smaller companies that it believes are undervalued by the market. Target valuations are determined by analysis of cash flow and earnings prospects of each company considered for the portfolio. Absolute valuation levels, as well as valuations versus a peer group, are considered.


.. Loomis Sayles builds a diversified portfolio across many economic sectors in an attempt to protect the value segment of the Fund against the inherent volatility of small capitalization companies.



 Mercury



The segment of the Fund managed by Mercury, under normal conditions, pursues long-term growth of capital. The segment primarily invests in a portfolio of common stocks of U.S. companies. The companies selected by Mercury for the segment typically have the following characteristics:


.. Market capitalizations of any size with emphasis on capitalizations greater than $2 billion


.. Above-average rates of earnings growth. Some, but not all of the factors that may contribute to above-average rates of earnings growth include:


    -- Above-average growth rates in sales


    -- Improvements in profit margins


    -- Providing proprietary or niche products and services


    -- Strong industry growth


    -- A lead in market share


The segment may also invest in the securities of foreign companies, either directly or indirectly through American Depositary Receipts, as well as securities convertible into securities of foreign companies.


In making investment decisions, Mercury generally employs the following methods:


.. Investment ideas are generated through company visits, financial reports, external research and extensive in-house analysis.


.. The investment process assesses industry momentum and cycles as well as corporate revenue and earnings growth.


.. Industries are evaluated based on expectations of future earnings momentum and the confirmation of these expectations over time. Mercury believes sector selection will be a significant contributor to the segment's long-term performance.


Mercury will usually sell a position if company fundamentals or management do not perform to expectations.


--------------------------------------------------------------------------------
                                                                             19

                                    [GRAPHIC]




Goals, Strategies & Risks


IXIS Value Fund


(formerly named CDC Nvest Star Value Fund)



Adviser:     IXIS Asset Management Advisors, L.P.
                ("IXIS Advisors")
Subadvisers: Harris Associates L.P. ("Harris Associates")
             Loomis, Sayles & Company, L.P.
                ("Loomis Sayles")
             Vaughan Nelson Investment Management,
                L.P. ("Vaughan Nelson")
             Westpeak Global Advisors, L.P.
                ("Westpeak")


Category: Large-Cap Equity


Ticker Symbol: Class A Class B Class C
               -----------------------
               NEFVX   NEVBX   NECVX


 Investment Goal



The Fund seeks a reasonable, long-term investment return from a combination of market appreciation and dividend income from equity securities.



 Principal Investment Strategies



IXIS Advisors believes that this Fund's multi-manager approach to equity investing -- which combines the varied styles of multiple subadvisers in selecting securities for each of the Fund's four segments -- offers uncommon diversification and a different investment opportunity than funds managed by a single adviser using a single style. IXIS Advisors believes that having several subadvisers with varying and successful management styles may increase the likelihood that the Fund may produce better returns for its shareholders with less variability of return and less risk of persistent underperformance than a fund managed by a single adviser.


Subject to the allocation policies adopted by the Fund's Board of Trustees, IXIS Advisors generally allocates capital invested in the Fund equally among its four segments which are managed by the subadvisers set forth above. Each subadviser manages its segment of the Fund's assets in accordance with its distinct investment style and strategy.


Under normal market conditions, the Fund invests substantially all of its assets in equity securities. The Fund invests primarily in the common stocks of mid- and large-capitalization companies of various industries. The companies in which the Fund invests are value-oriented according to one or more of the following measures: price-to-earnings ratio, return on equity, dividend yield, price-to-book value ratio or price-to-sales ratio.


The Fund may also:


.. Hold securities of foreign issuers traded over the counter or on foreign exchanges, including American Depositary Receipts, securities in emerging markets and related currency hedging transactions.


.. Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs, which may lower the Fund's return.


.. Purchase U.S. government securities, certificates of deposit, commercial paper, and/or high quality debt securities or hold cash for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.



For more detailed information on each subadviser's investment strategies, please refer to the section "IXIS Value Fund -- More on Investment Strategies."



A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.ixisadvisorfunds.com Please see the back cover of the prospectus for more information on obtaining a copy of the Fund's annual or semiannual report.



 Principal Investment Risks



Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period.


Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.



For additional information see the section "More About Risk."


--------------------------------------------------------------------------------
20

 Evaluating the Fund's Past Performance



The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.



The Fund assumed a multi-manager structure on February 28, 2000. The performance results shown below reflect results achieved by the previous sole subadviser using different investment strategies. The Fund uses multiple subadvisers. The Fund's performance might have been different had the current subadvisory arrangements and investment strategies been in place for all periods shown.



The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.



                                    [CHART]

(total return)
                                                                             (up triangle) Highest Quarterly Return: Second
 1995    1996    1997   1998    1999   2000   2001    2002     2003    2004                Quarter 2003, up 19.43%
------  ------  ------  -----  ------  -----  -----  -------  ------  ------ (down triangle) Lowest Quarterly Return: Third
32.32%  26.31%  20.95%  7.07%  -6.92%  2.03%  1.32%  -19.48%  31.61%  11.37%                 Quarter 2002, down 18.55%



The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods compare to those of the Russell 1000 Value Index, an unmanaged index measuring the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth rates. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charges that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect returns after taxes on distributions only and also returns after taxes on distributions and sales of Fund shares. The Russell 1000 Value Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.




Average Annual Total Returns
(for the periods ended December 31, 2004)                       Past 1 Year Past 5 Years Past 10 Years
Class A - Return Before Taxes                                      4.94%       2.84%         8.77%
   Return After Taxes on Distributions*                            4.65%       2.79%         6.97%
   Return After Taxes on Distributions & Sales of Fund Shares*     3.59%       2.43%         6.83%
Class B - Return Before Taxes+                                     5.67%       2.93%         8.59%
Class C - Return Before Taxes                                      9.67%       3.25%         8.58%
Russell 1000 Value Index**                                        16.49%       5.27%        13.83%


* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.


** The returns of the Index do not reflect the effect of taxes.


+ Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares.



For information about the Fund's expenses, see the section "Fund Fees &
Expenses."


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                                                                             21

                                    [GRAPHIC]




Goals, Strategies & Risks


IXIS Value Fund -- More on Investment Strategies



The Fund's portfolio is divided into four different segments managed by the four subadvisers set forth below. These subadvisers pursue the Fund's overall goal by employing the strategies and techniques described below.



 Harris Associates



The segment of the Fund managed by Harris Associates invests primarily in the common stocks of mid- and large- capitalization companies that Harris Associates believes are trading at a substantial discount to the company's "true business value." Harris Associates' value-oriented investment philosophy is based upon its belief that over time a stock's discounted market price and its true business value will converge. Harris Associates believes that this philosophy provides the best opportunity to achieve long-term capital growth while also protecting from downside risk. It therefore uses this philosophy to locate companies with the following characteristics, although not all of the companies selected by Harris Associates will have these attributes:


..  Positive free cash flow


..  High level of insider ownership


..  Favorable earnings growth potential


In making investment decisions for constructing a concentrated portfolio, Harris Associates generally employs the following methods:


.. Harris Associates uses a fundamental bottom-up investment approach, which means that it focuses on individual companies rather than macro-economic factors or specific industries. Each company is analyzed on a case-by-case basis to select those that meet Harris Associates' standards of quality and value.


.. Once Harris Associates determines that a stock sells at a significant discount to its true business value and has other attractive qualities such as a positive free cash flow, it will consider that stock for purchase by analyzing the quality and motivation of the company's management as well as the company's market position within its industry.


.. Investments are continuously monitored by both analysts and portfolio managers. Analysts set specific "buy" and "sell" targets for each company. Harris Associates will generally buy a stock when it believes the stock sells for a price below 60% of its true business value, and will generally sell a stock when it believes the stock price approaches 90% of its true business value.



 Loomis Sayles



Loomis Sayles uses fundamental research in a value-oriented selection process to seek companies with the following characteristics:


..  Low price-to-earnings ratios based on earnings estimates


..  Competitive return on equity


..  Competitive current and estimated dividend yield


..  Favorable earnings prospects


In selecting investments for its Fund segment, Loomis Sayles employs the following strategy:


.. Loomis Sayles starts with a universe of approximately 1,400 companies, primarily those with a market capitalization in excess of $2 billion.


.. Stocks are then ranked using the Loomis Sayles' proprietary valuation model based on several measures of valuation, earnings estimate revisions and improving performance.


.. Stocks are selected based on fundamental research focusing on those that are ranked favorably in the valuation model and through intensive analysis are determined to sell at a discount to intrinsic value.


.. Its segment's portfolio is constructed by choosing approximately 50 to 70 stocks that Loomis Sayles believes offer the best combination of attractive valuation characteristics and positive fundamentals.


.. The portfolio construction process also attempts to minimize risk through careful evaluation of diversification and other risk factors.


.. Loomis Sayles will generally sell a stock when its price objective has been attained, if its fundamentals deteriorate, or when a stock with greater potential is identified.


--------------------------------------------------------------------------------
22

 Vaughan Nelson



In managing its segment of the Fund, Vaughan Nelson uses rigorous fundamental research and active management to analyze a broad selection of company or industry sectors and to seek companies with the following characteristics, although not all of the companies selected will have each of these attributes:


..  Strong balance sheets


..  Growing cash flows


..  Reasonable valuations based upon discounted cash flow models


..  Stable and proven management teams


..  Stable to improving returns on invested capital


In selecting investments for its segment of the Fund, Vaughan Nelson generally employs the following strategy:


.. Value-driven investment philosophy that selects stocks selling at a low value based upon discounted cash flow models and return on invested capital.
  Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.


.. Vaughan Nelson uses value-driven screens to create a research universe of companies with market capitalizations within the capitalization range of the Russell 1000 Value Index.


.. Vaughan Nelson uses fundamental analysis to construct a portfolio of approximately 45 to 75 securities consisting of quality companies in the opinion of Vaughan Nelson.


.. Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson's price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.



 Westpeak



In managing its segment of the Fund, Westpeak constructs a portfolio of recognizable, reasonably priced stocks. Westpeak believes risk and return can be accurately measured and controlled through thoughtful portfolio construction. Therefore, its focus will be on the aggregate characteristics of the portfolio and not just individual stocks. The portfolio emphasizes the characteristics that Westpeak believes are most likely to be rewarded by the market in the period ahead, based on current and historical probabilities.


In selecting investments for the Fund's portfolio, Westpeak uses proprietary quantitative research based on economic, market and company-specific information. Westpeak invests in stocks of companies in the Russell 3000 Index, an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization. This universe of stocks represents small, medium and large capitalization companies.


Westpeak screens these stocks to develop a "valuation rank" for each stock using fundamental value and growth criteria, such as:


.. earnings-to-price ratios


.. book-to-price ratios


.. dividend yields


.. earnings growth rates


.. price momentum


This rank reflects the relative valuation of each stock based on its exposure to fundamental and industry characteristics.


All of the stocks are then screened using stock specific components -- such as analyst, market, and management sentiment, and valuation and financial strength -- to develop an "expectations rank" for each stock. This rank seeks to identify those stocks with positive near-term expectations.


The valuation and expectations ranks for each stock are placed in a valuation matrix to evaluate whether to buy, sell or hold a stock. The final step is the use of proprietary methodology that considers each stock's respective valuation and expectations ranks, along with their risk characteristics, to construct an optimal portfolio designed to maximize excess return while maintaining an accepted level of risk.


--------------------------------------------------------------------------------
                                                                             23

                                    [GRAPHIC]



Goals, Strategies & Risks
Vaughan Nelson Small Cap Value Fund

Adviser:    IXIS Asset Management Advisors, L.P. ("IXIS
               Advisors")
Subadviser: Vaughan Nelson Investment Management,
               L.P. ("Vaughan Nelson")
Managers:   Mark J. Roach, Chris D. Wallis, Scott J.
               Weber

Category: Small-Cap Equity

Ticker Symbol: Class A Class B Class C
               -----------------------
               NEFJX   NEJBX   NEJCX

 Investment Goal

The Fund seeks capital appreciation. The Fund's investment goal may be changed without shareholder approval.

 Principal Investment Strategies


The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings made for investment purposes) in companies that, at the time of purchase, have market capitalizations within the capitalization range of the Russell 2000 Index, a market value-weighted unmanaged index of the 2000 smallest companies in the Russell 3000 Index. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect. The Fund may, however, invest in companies with larger capitalizations.

Vaughan Nelson invests in small capitalization companies with a focus on absolute return. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund's portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
.. Companies earning a positive economic margin with stable-to-improving returns .. Companies valued at a discount to their asset value
.. Companies with an attractive dividend yield and minimal basis risk
In selecting investments for the Fund, Vaughan Nelson generally employs the following strategy:
.. Value-driven investment philosophy that selects stocks selling at attractive values based upon anticipated fundamentals of the business. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.
..  Vaughan Nelson starts with an investment universe of 5,000 securities.
   Vaughan Nelson then uses value-driven screens to create a research universe of companies with market capitalizations of at least $100 million.
..  Use fundamental analysis to construct a portfolio of approximately 45-75 securities with attractive return potential in the opinion of Vaughan Nelson. .. Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson's price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.
The Fund may also:
.. Invest in convertible preferred stock and convertible debt securities.
.. Invest up to 35% of its assets in fixed-income securities, including U.S.
  government bonds as well as lower quality debt securities.



.. Invest in foreign securities, including those of emerging markets.

.. Invest in real estate investment trusts ("REITs").

.. Invest in securities offered in initial public offerings ("IPOs").


.. Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs, which may lower the Fund's return.


.. Purchase U.S. government securities, certificates of deposit, commercial paper, and/or high quality debt securities or hold cash for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.



A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.ixisadvisorfunds.com. Please see the back cover of this prospectus for more information on obtaining a copy of the Fund's annual or semiannual report.


 Principal Investment Risks

Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact the Fund's performance and result in higher portfolio

--------------------------------------------------------------------------------
24
  turnover, which may increase the tax liability to shareholders and the brokerage expenses incurred by the Fund.
Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed- income securities (commonly known as "junk bonds") may be subject to these risks to a greater extent than other fixed-income securities. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.
Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.


Small-cap companies: Small-cap companies tend to have more limited markets and resources, and less liquidity, than companies with larger market capitalizations. Consequently, share prices of small-cap companies can be more volatile than, and perform differently from, larger company stocks.


For additional information see the section "More About Risk."

 Evaluating the Fund's Past Performance



The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and since inception periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to March 1, 2004, the Fund had multiple subadvisers. The performance results shown below, for periods prior to that date, reflect results achieved by the previous subadvisers using different investment strategies. The Fund's performance might have been different had the current advisory arrangements and investment strategies been in place for all periods shown.



The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.



                                    [CHART]

(total return)

 1997     1998     1999     2000     2001     2002     2003    2004  (up triangle) Highest Quarterly Return: Fourth
------   ------   ------   ------   ------   ------   ------  ------               Quarter 1999, up 42.28%
26.97%    2.05%   65.38%  -12.22%  -12.05%  -30.78%   38.71%  15.28% (down triangle) Lowest Quarterly Return: Third
                                                                                     Quarter 2001, down 26.44%


The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and since inception periods compare to those of the Russell 2000 Value Index, an unmanaged index measuring the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth rates. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect returns after taxes on distributions only and also returns

--------------------------------------------------------------------------------
                                                                             25
after taxes on distributions and sales of Fund shares. The Russell 2000 Value Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.



                                                                                           Since
Average Annual Total Returns                                                             Inception
(for the periods ended December 31, 2004)                       Past 1 Year Past 5 Years (12/31/96)
Class A - Return Before Taxes                                      8.65%       -4.24%       7.06%
   Return After Taxes on Distributions*                            8.65%       -5.41%       5.62%
   Return After Taxes on Distributions & Sales of Fund Shares*     5.63%       -4.07%       5.42%
Class B - Return Before Taxes+                                     9.45%       -4.15%       7.04%
Class C - Return Before Taxes                                     13.44%       -3.83%       7.05%
Russell 2000 Value Index**                                        22.25%       17.23%      13.16%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
** The returns of each Index do not reflect the effect of taxes.

+ Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares.


For information about the Fund's expenses, see the section "Fund Fees &
Expenses."

--------------------------------------------------------------------------------
26

                                    [GRAPHIC]



Goals, Strategies & Risks
Westpeak Capital Growth Fund

Adviser:    IXIS Asset Management Advisors, L.P.
               ("IXIS Advisors")
Subadviser: Westpeak Global Advisors, L.P. ("Westpeak")
Manager:    Team Management (Robert A. Franz,
               Stephen A. Komon, Stephen C. Platt and
               Jean-Marc Diani)

Category: Large-Cap Equity

Ticker Symbol: Class A Class B Class C
               -----------------------
               NEFCX   NECBX   NECGX

 Investment Goal

The Fund seeks long-term growth of capital. The Fund's investment goal may be changed without shareholder approval.

 Principal Investment Strategies

Under normal market conditions, the Fund will invest substantially all of its assets in the common stock of U.S. large and mid-capitalization companies in any industry.
Westpeak constructs a portfolio of large- and mid-capitalization stocks that exhibit reasonable growth potential. Westpeak believes risk and return can be accurately measured and controlled through thoughtful portfolio construction. Therefore, its focus will be on the aggregate characteristics of the portfolio and not just individual stocks. The portfolio emphasizes the characteristics that Westpeak believes are most likely to be rewarded by the market in the period ahead based upon current and historical probabilities. Westpeak will seek to construct a portfolio of growth stocks with reasonable relative valuation. The Fund's industry weightings will not vary significantly from the Russell 1000 Growth Index.
In selecting investments for the Fund's portfolio, Westpeak uses proprietary quantitative research based on economic, market and company-specific information and employs the following process:
.. Westpeak invests principally in the stock of large- and mid-capitalization companies in the Russell 3000 Growth Index.
.. Westpeak screens these stocks to develop a "valuation rank" for each stock using fundamental growth and value criteria, such as:
..  earnings growth rates
..  price momentum
..  earnings-to-price ratios
..  book-to-price ratios
This rank reflects the relative valuation of each stock based on its exposure to fundamental and industry characteristics.
.. All of the stocks are then screened using stock specific components -- such as analyst, market, and management sentiment, and valuation and financial strength -- to develop an "expectations rank" for each stock. This rank seeks to identify those stocks with positive near-term expectations.
.. The valuation and expectations ranks for each stock are placed in a valuation matrix to evaluate whether to buy, sell or hold a stock.
.. The final step is the use of proprietary methodology that considers each stock's respective valuation and expectations ranks, along with their risk characteristics, to construct an optimal portfolio designed to maximize excess return while maintaining an accepted level of risk.
The desired result is a diversified portfolio of 50 to 125 stocks that Westpeak believes will produce the highest long-term returns and which has characteristics similar to that of the Fund's benchmark, the Russell 1000
Growth Index.
The Fund may also:
.. Hold up to 10% of its assets in smaller capitalization companies.
.. Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs, which may lower the Fund's return.
.. Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.ixisadvisorfunds.com. Please see the back cover of this prospectus for more information on obtaining a copy of the Fund's annual or semiannual report.

 Principal Investment Risks

Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Small capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the portfolio.

For additional information see the section "More About Risk."

--------------------------------------------------------------------------------
                                                                             27

 Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund's current subadviser assumed that function on February 16, 1998. This chart and table reflect results achieved by the previous subadviser using different investment strategies for periods prior to February 16, 1998. The Fund's performance might have been different had the current advisory arrangements and investment strategies been in place for all periods shown.


The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.



                                    [CHART]

(total return)

 1995    1996    1997    1998    1999    2000    2001    2002    2003   2004  (up triangle) Highest Quarterly Return: Fourth
------  ------  ------  ------  ------  ------  ------  ------  ------  -----               Quarter 1998, up 24.26%
30.76%  17.05%  17.23%  29.08%  24.74% -19.52% -20.46% -28.08%  26.69%  5.15% (down triangle) Lowest Quarterly Return: Third
                                                                                              Quarter 2001, down 21.85%



The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods compare to those of the Russell 1000 Growth Index, an unmanaged index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth rates. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Russell 1000 Growth Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.




Average Annual Total Returns
(for the periods ended December 31, 2004)                       Past 1 Year Past 5 Years Past 10 Years
Class A - Return Before Taxes                                     -0.87%      -10.38%        5.26%
   Return After Taxes on Distributions*                           -0.87%      -11.31%        3.24%
   Return After Taxes on Distributions & Sales of Fund Shares*    -0.56%       -8.76%        3.98%
Class B - Returns Before Taxes+                                   -0.59%      -10.26%        5.05%
Class C - Returns Before Taxes                                     3.42%      -10.01%        5.03%
Russell 1000 Growth Index**                                        6.30%       -9.29%        9.59%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
** The returns of the Index do not reflect the effect of taxes.

+ Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares.


For information about the Fund's expenses, see the section "Fund Fees &
Expenses."

--------------------------------------------------------------------------------
28

                                    [GRAPHIC]




Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

 Shareholder Fees

(fees paid directly from your investment)


                                                                                                 Class A   Class B Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)(1)(2)           5.75%   None    None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption
   proceeds, as applicable)(2)                                                                         (3)  5.00%   1.00%
Redemption fees (AEW Real Estate Fund, IXIS U.S. Diversified Portfolio, IXIS Value Fund, Harris
   Associates Large Cap Value Fund, Westpeak Capital Growth Fund)                                    None*  None*   None*
Redemption fees (CGM Advisor Targeted Equity Fund, Hansberger International Fund, Harris             2% of
   Associates Focused Value Fund, Vaughan Nelson Small Cap Value Fund)                          redemption
                                                                                                 proceeds+  None*   None*

+ Will be charged on redemptions and exchanges of shares held for 60 days or less.
(1) A reduced sales charge on Class A shares applies in some cases. See the section "How Sales Charges Are Calculated" within the section "Fund Services."
(2) Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge ("CDSC") applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See the section "How Sales Charges Are Calculated" within the section "Fund Services."

* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

 Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)


                                                                CGM Advisor Targeted         Hansberger
                                     AEW Real Estate Fund/(1)/       Equity Fund         International Fund
                                     Class A   Class B Class C Class A Class B Class C Class A Class B Class C
Management fees                       0.80%     0.80%   0.80%   0.70%   0.70%   0.70%   0.80%   0.80%   0.80%
Distribution and/or service
   (12b-1) fees                       0.25%     1.00%*  1.00%*  0.25%   1.00%*  1.00%*  0.25%   1.00%*  1.00%*
Other expenses+                       0.66%     0.66%   0.66%   0.36%   0.36%   0.36%   0.81%   0.81%   0.81%
Total annual fund operating expenses  1.71%     2.46%   2.46%   1.31%   2.06%   2.06%   1.86%   2.61%   2.61%
Fee waiver and/or expense
   reimbursement                      0.21%     0.21%   0.21%   0.00%   0.00%   0.00%   0.00%   0.00%   0.00%
Net expenses                          1.50%     2.25%   2.25%   1.31%   2.06%   2.06%   1.86%   2.61%   2.61%
                                     Harris Associates Focused Harris Associates Large  IXIS U.S. Diversified
                                         Value Fund/(2)/         Cap Value Fund/(3)/          Portfolio
                                     Class A   Class B Class C Class A Class B Class C Class A Class B Class C
Management fees                       1.00%     1.00%   1.00%   0.68%   0.68%   0.68%   1.05%   1.05%   1.05%
Distribution and/or service
   (12b-1) fees                       0.25%     1.00%*  1.00%*  0.25%   1.00%*  1.00%*  0.25%   1.00%*  1.00%*
Other expenses+                       0.42%     0.42%   0.42%   0.50%   0.50%   0.50%   0.51%   0.51%   0.51%
Total annual fund operating expenses  1.67%     2.42%   2.42%   1.43%   2.18%   2.18%   1.81%   2.56%   2.56%
Fee waiver and/or expense
   reimbursement                      0.00%     0.00%   0.00%   0.13%   0.13%   0.13%   0.00%   0.00%   0.00%
Net expenses                          1.67%     2.42%   2.42%   1.30%   2.05%   2.05%   1.81%   2.56%   2.56%


--------------------------------------------------------------------------------
                                                                             29

                                    [GRAPHIC]

 Annual Fund Operating Expenses - continued



                                                             Vaughan Nelson Small Cap    Westpeak Capital
                                         IXIS Value Fund           Value Fund               Growth Fund
                                     Class A Class B Class C Class A  Class B Class C Class A Class B Class C
Management fees                       0.75%   0.75%   0.75%   0.90%    0.90%   0.90%   0.75%   0.75%   0.75%
Distribution and/or service
   (12b-1) fees                       0.25%   1.00%*  1.00%*  0.25%    1.00%*  1.00%*  0.25%   1.00%*  1.00%*
Other expenses+                       0.59%   0.59%   0.59%   0.85%    0.85%   0.85%   0.86%   0.86%   0.86%
Total annual fund operating expenses  1.59%   2.34%   2.34%   2.00%    2.75%   2.75%   1.86%   2.61%   2.61%
Fee waiver and/or expense
   reimbursement                      0.00%   0.00%   0.00%   0.00%    0.00%   0.00%   0.00%   0.00%   0.00%
Net expenses                          1.59%   2.34%   2.34%   2.00%    2.75%   2.75%   1.86%   2.61%   2.61%


+ Other expenses have been restated to reflect current fees based on contractual changes to Transfer Agency fees for the Funds effective January 1, 2005.


* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.


(1) AEW has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.50%, 2.25% and 2.25% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through April 30, 2006, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.


(2) IXIS Advisors has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.70%, 2.45% and 2.45% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through April 30, 2006, and is reevaluated on an annual basis.


(3) IXIS Advisors has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.30%, 2.05% and 2.05% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through April 30, 2006 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.


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                                    [GRAPHIC]

 Example

This example*, which is based upon the expenses shown in the "Annual Fund Operating Expenses" table, is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.
The example assumes that:
.. You invest $10,000 in a Fund for the time periods indicated;
.. Your investment has a 5% return each year;
.. A Fund's operating expenses remain the same; and .. All dividends and distributions are reinvested.
Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                  AEW Real Estate Fund             CGM Advisor Targeted Equity Fund
           Class A       Class B       Class C    Class A     Class B       Class C
                       (1)    (2)    (1)    (2)             (1)    (2)    (1)    (2)
1 year     $  719     $  728 $  228 $  328 $  228 $  701   $  709 $  209 $  309 $  209
3 years    $1,064     $1,047 $  747 $  747 $  747 $  966   $  946 $  646 $  646 $  646
5 years    $1,431     $1,492 $1,292 $1,292 $1,292 $1,252   $1,308 $1,108 $1,108 $1,108
10 years** $2,462     $2,595 $2,595 $2,780 $2,780 $2,063   $2,197 $2,197 $2,390 $2,390
              Hansberger International Fund       Harris Associates Focused Value Fund
           Class A       Class B       Class C    Class A     Class B       Class C
                       (1)    (2)    (1)    (2)             (1)    (2)    (1)    (2)
1 year     $  753     $  764 $  264 $  364 $  264 $  735   $  745 $  245 $  345 $  245
3 years    $1,126     $1,111 $  811 $  811 $  811 $1,071   $1,055 $  755 $  755 $  755
5 years    $1,523     $1,585 $1,385 $1,385 $1,385 $1,430   $1,491 $1,291 $1,291 $1,291
10 years** $2,629     $2,762 $2,762 $2,944 $2,944 $2,438   $2,571 $2,571 $2,756 $2,756
           Harris Associates Large Cap Value Fund   IXIS U.S. Diversified Portfolio
           Class A       Class B       Class C    Class A     Class B       Class C
                       (1)    (2)    (1)    (2)             (1)    (2)    (1)    (2)
1 year     $  700     $  708 $  208 $  308 $  208 $  748   $  759 $  259 $  359 $  259
3 years    $  989     $  970 $  670 $  670 $  670 $1,112   $1,096 $  796 $  796 $  796
5 years    $1,300     $1,358 $1,158 $1,158 $1,158 $1,499   $1,560 $1,360 $1,360 $1,360
10 years** $2,179     $2,313 $2,313 $2,503 $2,503 $2,579   $2,712 $2,712 $2,895 $2,895
                     IXIS Value Fund              Vaughan Nelson Small Cap Value Fund
           Class A       Class B       Class C    Class A     Class B       Class C
                       (1)    (2)    (1)    (2)             (1)    (2)    (1)    (2)
1 year     $  727     $  737 $  237 $  337 $  237 $  766   $  778 $  278 $  378 $  278
3 years    $1,048     $1,030 $  730 $  730 $  730 $1,166   $1,153 $  853 $  853 $  853
5 years    $1,391     $1,450 $1,250 $1,250 $1,250 $1,591   $1,654 $1,454 $1,454 $1,454
10 years** $2,356     $2,489 $2,489 $2,676 $2,676 $2,768   $2,900 $2,900 $3,080 $3,080


              Westpeak Capital Growth Fund
           Class A    Class B       Class C
                    (1)    (2)    (1)    (2)
1 year     $  753  $  764 $  264 $  364 $  264
3 years    $1,126  $1,111 $  811 $  811 $  811
5 years    $1,523  $1,585 $1,385 $1,385 $1,385
10 years** $2,629  $2,762 $2,762 $2,944 $2,944

(1) Assumes redemption at end of period.
(2) Assumes no redemption at end of period.

* The example is based on the net expenses for the 1-year period for AEW Real Estate Fund and Harris Associates Large Cap Value Fund and on the total annual fund operating expenses for the remaining years. The example is based on total annual fund operating expenses for the other Funds for all periods.

** Class B shares automatically convert to Class A shares after 8 years;
   therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

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                                    [GRAPHIC]



More About Risk
More About Risk

The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject because of its investment in various types of securities or engagement in various practices.

Correlation Risk (All Funds except AEW Real Estate and Harris Associates Focused Value Funds) The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.


Credit Risk (All Funds except IXIS Value Fund) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa or BBB by Moody's or S&P, respectively), or that are unrated but judged to be of comparable quality by the Funds' subadvisers are subject to greater credit risk than funds that do not invest in such securities.


Currency Risk (All Funds except AEW Real Estate, Westpeak Capital Growth and Harris Associates Large Cap Value Funds) The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Emerging Markets Risk (Hansberger International and Vaughan Nelson Small Cap Value Funds) The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.


Extension Risk (AEW Real Estate, IXIS U.S. Diversified Portfolio, Hansberger International and Vaughan Nelson Small Cap Value Funds) The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.



Foreign Risk (All Funds) The risk associated with investments in issuers located in foreign countries. A Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. In the event of a nationalization, expropriation or other confiscation, the Fund could lose its entire investment. When the Fund invests in securities from issuers located in countries with emerging markets, it may face greater foreign risk since emerging market countries may be more likely to experience political and economic instability.


Information Risk (All Funds) The risk that key information about a security is inaccurate or unavailable. Securities issued in initial public offerings, or IPOs, involve greater information risk than other equity securities due to the lack of public information.


Interest Rate Risk (All Funds except IXIS Value Fund) The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.



Leverage Risk (All Funds except AEW Real Estate and Harris Associates Focused Value Funds) The risk associated with securities or practices (e.g., borrowing) that multiply small index or market movements into larger changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, or, if a Fund hedges imperfectly, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.



Liquidity Risk (All Funds except IXIS Value Fund) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to a Fund. These types of risks may also apply to restricted securities,
Section 4(2) Commercial Paper, and Rule 144A Securities.


Management Risk (All Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

Market Risk (All Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions. IPO securities tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of public information and trading history.

Opportunity Risk (All Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.


Options, Futures, Swap Contracts and Other Derivatives Risks (CGM Advisor Targeted Equity, IXIS U.S. Diversified Portfolio, Hansberger International, Harris Associates Large Cap Value, Vaughan Nelson Small Cap Value and


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Westpeak Capital Growth Funds) These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities may give rise to leverage risk, and can have a significant impact on a Fund's exposure to stock market values, interest rates or currency exchange rates. These types of transactions will be used primarily for hedging purposes.

Political Risk (All Funds) The risk of losses directly attributable to government or political actions.


Prepayment Risk (AEW Real Estate, IXIS U.S. Diversified Portfolio, Hansberger International and Vaughan Nelson Small Cap Value Funds) The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities, or real estate investment trusts.



Small Capitalization Companies Risk (AEW Real Estate, Hansberger International, IXIS U.S. Diversified Portfolio, Vaughan Nelson Small Cap Value and Westpeak Capital Growth Funds) These companies carry special risks, including narrower markets, more limited financial and management resources, less liquidity and greater volatility than large company stocks.


Valuation Risk (All Funds) The risk that a Fund has valued certain securities at a higher price than the price at which they can be sold.

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                                    [GRAPHIC]



Management Team
Meet the Funds' Investment Advisers and Subadvisers


The IXIS Advisor Funds family (as defined below) currently includes 21 mutual funds. The IXIS Advisor Funds family had combined assets of $5.4 billion as of December 31, 2004. IXIS Advisor Funds are distributed through IXIS Asset Management Distributors, L.P. (the "Distributor"). This Prospectus covers the IXIS Advisor Equity Funds (the "Funds" or each a "Fund"), which, along with the IXIS Advisor Income and Tax Free Income Funds, IXIS Advisor Diversified Portfolios, Loomis Sayles Growth Fund, Loomis Sayles Research Fund and IXIS Cash Management Trust --Money Market Series (the "Money Market Fund") constitute the "IXIS Advisor Funds."


 Advisers


IXIS Advisors, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each of the Funds except AEW Real Estate Fund (for which AEW serves as adviser) and CGM Advisor Targeted Equity Fund (for which CGM serves as adviser). IXIS Advisors is a subsidiary of IXIS Asset Management North America, L.P. ("IXIS Asset Management North America"), which is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned principally, directly and indirectly, by three large affiliated French financial services entities: the Caisse des Depots et Consignations ("CDC"), a public sector financial institution created by the French government in 1816; the Caisse Nationale des Caisses d'Epargne, a financial institution owned by CDC and by affiliated French savings banks known as the Caisses d'Epargne; and by CNP Assurances, a large French life insurance company. IXIS Asset Management North America has 15 principal subsidiary or affiliated asset management firms that collectively had $182 billion in assets under management at December 31, 2004. IXIS Advisors oversees, evaluates, and monitors the subadvisory services provided to each Fund except AEW Real Estate Fund and CGM Advisor Targeted Equity Fund. It also provides general business management and administration to each Fund except AEW Real Estate Fund and CGM Advisor Targeted Equity Fund. IXIS Advisors does not determine what investments will be purchased by the Funds. AEW, CGM and the subadvisers listed below make the investment decisions for their respective Funds or segments.



The combined advisory and subadvisory fees paid by the Funds during the fiscal year ended December 31, 2004 as a percentage of each Fund's average daily net assets were 0.83% for the Hansberger International Fund, 1.00% for the Harris Associates Focused Value Fund, 0.68% for the Harris Associates Large Cap Value Fund, 1.05% for the IXIS U.S. Diversified Portfolio, 0.75% for the IXIS Value Fund, 0.93% for the Vaughan Nelson Small Cap Value Fund and 0.75% for the Westpeak Capital Growth Fund.



AEW, located at World Trade Center East, Two Seaport Lane, Boston, Massachusetts 02210, serves as the adviser to the AEW Real Estate Fund. AEW is a subsidiary of IXIS Asset Management North America. Together with other AEW adviser affiliates, AEW managed $6.45 billion of client capital as of December 31, 2004. For the fiscal year ended January 31, 2005, AEW Real Estate Fund paid 0.80% of its average daily net assets to AEW in advisory fees.



CGM, located at One International Place, Boston, Massachusetts 02110, has served as adviser to the CGM Advisor Targeted Equity Fund since CGM's inception in 1989. It also serves as investment adviser to four additional mutual funds and various institutional investors. CGM is an affiliate of IXIS Asset Management North America and had over $4.5 billion in assets under management as of December 31, 2004. For the fiscal year ended December 31, 2004, CGM Advisor Targeted Equity Fund paid 0.70% of its average daily net assets to CGM in advisory fees.


 Subadvisers


Each subadviser has full investment discretion and makes all determinations with respect to the investment of the assets of a Fund or a Segment, subject to general supervision of the Fund's adviser and the Board of Trustees.


Hansberger, located at 401 East Las Olas Boulevard, Suite 1700, Fort Lauderdale, Florida 33301, serves as a subadviser to the Hansberger International Fund. Hansberger is a wholly owned subsidiary of Hansberger Group, Inc. and was established in 1994. Hansberger managed approximately $5.9 billion in assets as of December 31, 2004, and specializes in global investing, managing separate portfolios and institutional mutual funds.

Harris Associates, located at Two North LaSalle Street, Chicago, Illinois 60602, serves as subadviser to the Harris Associates Large Cap Value Fund and the Harris Associates Focused Value Fund. Harris Associates, a subsidiary of IXIS Asset Management North America, managed $60.3 billion in assets as of December 31, 2004, and, together with its prede-

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34
cessor, has managed investments since 1976. It also manages investments for other mutual funds as well as assets of individuals, trusts, retirement plans, endowments, foundations, and several private partnerships.


Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as subadviser to segments of the IXIS U.S. Diversified Portfolio and IXIS Value Fund. Loomis Sayles is a subsidiary of IXIS Asset Management North America. Founded in 1926, Loomis Sayles is one of America's oldest investment advisory firms with over $63.1 billion in assets under management as of December 31, 2004. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.



Mercury, located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, serves as subadviser to a segment of the IXIS U.S. Diversified Portfolio. "Mercury Advisors" is the name under which Fund Asset Management, L.P., a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch"), conducts certain business. Mercury and its affiliated investment advisers, including Merrill Lynch Investment Managers, managed approximately $496 billion in assets as of December 31, 2004. Mercury was established in 1976 in order to provide investment management services for institutions and mutual funds.


Vaughan Nelson, located at 600 Travis Street, Suite 6300, Houston, Texas 77002, serves as subadviser to the Vaughan Nelson Small Cap Value Fund. Vaughan Nelson is a subsidiary of IXIS Asset Management North America. Originally founded in 1970, Vaughan Nelson focuses primarily on managing equity and fixed-income funds for clients who consist of foundations, university endowments and corporate retirement and family/individual core funds. As of December 31, 2004, Vaughan Nelson had $3.8 billion in assets under management.

Westpeak, located at 1470 Walnut Street, Boulder, Colorado 80302, serves as subadviser to the Westpeak Capital Growth Fund and a segment of the IXIS Value Fund. Westpeak is a subsidiary of IXIS Asset Management North America. Westpeak employs a team approach in managing the Fund's portfolio. Founded in 1991, Westpeak manages an array of U.S., global and regional equity strategies for large institutional investors. As of December 31, 2004, Westpeak had $3.4 billion in assets under management.

 Subadvisory Agreements


The IXIS Advisor Funds have received an exemptive order from the Securities and Exchange Commission (the "SEC") that permits IXIS Advisors to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits IXIS Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with IXIS Advisors without shareholder approval, if approved by the Board of Trustees. Before a Fund can rely on the exemptions described above, a majority of the shareholders of the Fund must approve reliance by the Fund on the exemptive order. Shareholders will be notified of any subadviser changes.


 Portfolio Trades


In placing portfolio trades, any adviser or subadviser may use brokerage firms that market the Funds' shares or are affiliated with IXIS Asset Management North America, IXIS Advisors or any adviser or subadviser. In placing trades, any adviser or subadviser will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.



Transactions with Other Investment Companies. Pursuant to an application for exemptive relief that may in the future be granted by the SEC, each Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by IXIS Advisors or its affiliates ("Central Funds"). The Central Funds currently include the IXIS Cash Management
Trust -- Money Market Series; Institutional Daily Income Fund; Cortland Trust, Inc.; and Short Term Income Fund, Inc. Each Central Fund is advised by Reich & Tang Asset Management, LLC ("Reich & Tang"), except for IXIS Cash Management Trust -- Money Market Series, which is advised by IXIS Advisors and subadvised by Reich & Tang. Because IXIS Advisors and Reich & Tang are both subsidiaries of IXIS Asset Management North America, the Funds and the Central Funds may be considered to be related companies comprising a "group of investment companies" under the 1940 Act.


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                                    [GRAPHIC]



Management Team
Meet the Funds' Investment Advisers and Subadvisers (continued)



Pursuant to such exemptive relief, the Funds may also borrow and lend money for temporary or emergency purposes directly to and from other Funds through an interfund credit facility. In addition to the Funds and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: IXIS Advisor Funds Trust I (except the CGM Advisor Targeted Equity Fund series), IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, AEW Real Estate Income Fund, Harris Associates Investment Trust, Loomis Sayles Funds I and Loomis Sayles Funds II. The advisers and subadvisers to these mutual funds currently include IXIS Advisors, Reich & Tang, Loomis Sayles, AEW Management and Advisors, L.P., Harris Associates L.P. and Westpeak Global Advisors, L.P. Each of these advisers and subadvisers are subsidiaries of IXIS Asset Management North America and are thus "affiliated persons" under the 1940 Act by reason of being under common control by IXIS Asset Management North America. In addition, because the Funds are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a "group of investment companies" under the 1940 Act. The Central Funds and AEW Real Estate Income Fund will participate in the Credit Facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit a Fund. Should a Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate.


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                                    [GRAPHIC]



Management Team
Meet the Funds' Portfolio Managers

AEW

Matthew A. Troxell

Matthew A. Troxell has managed the AEW Real Estate Fund since its inception. Mr. Troxell, Principal and Portfolio Manager, joined AEW in 1994. Mr. Troxell, a member of the National Association of Real Estate Investment Trusts, received a B.A. from Tufts University. He holds the designation of Chartered Financial Analyst and has over 23 years of experience in investment analysis and portfolio management.

CGM

G. Kenneth Heebner

G. Kenneth Heebner has managed the CGM Advisor Targeted Equity Fund since 1976. Mr. Heebner currently serves as senior portfolio manager of CGM, which he co-founded in 1989. Mr. Heebner received a B.S. from Amherst College and an M.B.A. from Harvard Business School. He holds the designation of Chartered Financial Analyst and is a 39-year veteran of the investment industry.

Hansberger

Ronald Holt

Ronald Holt has co-managed the international value segment of the Hansberger International Fund since August 2003. He also co-manages the international developed markets discipline of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio. Mr. Holt, President and Director of Research, joined Hansberger in 1997. Prior to assuming the role of President and Director of Research, he was a senior research analyst and portfolio manager at Hansberger. Mr. Holt received a B.A. from Columbia University and an M.B.A. in Finance from New York University's Stern School of Business. He holds the designation of Chartered Financial Analyst and has over 14 years of investment experience.

Barry A. Lockhart


Barry A. Lockhart has co-managed international growth segment of Hansberger International Fund since March 2002. He also manages other Hansberger mutual funds. Mr. Lockhart, Vice President - Research of Hansberger, joined the firm in 1999. He received an M.B.A. and a Bachelor of Commerce Degree from McMaster University. Mr. Lockhart holds the designation of Chartered Financial Analyst and has over 15 years of investment experience.


Robert Mazuelos


Robert Mazuelos has co-managed the international value segment of the Hansberger International Fund since August 2003. He also co-manages the international developed markets discipline of IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio. Mr. Mazuelos, Senior Vice President, Senior Research Analyst and Portfolio Manager, joined Hansberger in 1995. He received a B.S. from the University of Florida and an M.B.A. from Florida Atlantic University and has over 14 years of investment management experience.



Lauretta Reeves



Lauretta (Retz) Reeves has co-managed the international value segment of the Hansberger International Fund since August 2003. Ms. Reeves, Managing Director of Research Technology and senior research analyst, joined Hansberger in 1996. She received a B.S. from Florida International University and an M.B.A. from Nova-Southeastern University. Ms. Reeves holds the designation of Chartered Financial Analyst and has over 18 years of investment management experience.


Patrick H. Tan


Patrick H. Tan has co-managed the international growth segment of the Hansberger International Fund since March 2002. He also manages other Hansberger mutual funds. Mr. Tan, Research Analyst of Hansberger, joined the firm in 1999. He received a B.A. from the University of Toronto and has seven years of investment-related experience.


Thomas R.H. Tibbles


Thomas R.H. Tibbles has served as leader of the management team for the international growth segment of the Hansberger International Fund since March 2002. He also manages other Hansberger mutual funds. Mr. Tibbles, Managing Director - Canada of Hansberger, joined the firm in 1999. He received a Bachelor of Commerce Degree with distinction from the University of Toronto, Trinity College. Mr. Tibbles holds the designation of Chartered Financial Analyst and has over 18 years of investment management experience.


Harris Associates

Floyd J. Bellman


Floyd J. Bellman has co-managed the Harris Associates Focused Value Fund since its inception and Harris' segment of IXIS Value Fund since February 2000. Mr. Bellman, Vice President of the Investment Advisory Department and Partner of Harris Associates, joined the firm in 1995. He received a B.B.A. in Finance from the University of Wisconsin-Whitewater. Mr. Bellman holds the designation of Chartered Financial Analyst and has over 24 years of investment experience.


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                                    [GRAPHIC]



Management Team
Meet the Funds' Portfolio Managers (continued)




Robert M. Levy


Robert M. Levy has co-managed the Harris Associates Focused Value Fund since May 2005 and Harris' segment of the IXIS Value Fund since February 2000. Mr. Levy is Partner, Chairman and Chief Investment Officer of Harris Associates, which he joined in 1985. He received a B.A. from Vanderbilt University and an M.B.A. from the Wharton School of Business at the University of Pennsylvania. Mr. Levy holds the designation of Chartered Financial Analyst and has over 28 years of investment experience.


Edward S. Loeb


Edward S. Loeb has co-managed the Harris Associates Large Cap Value Fund since July 2002 and Harris' segment of the IXIS U.S. Diversified Portfolio since October 2000. He also co-manages the large cap value disciplines of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio. Mr. Loeb, Partner and Director of Institutional Portfolios of Harris Associates, joined the firm in 1989. He received an M.B.A. from Northwestern University and a B.A. from Princeton University. Mr. Loeb holds the designation of Chartered Financial Analyst and has over 16 years of investment experience.


Michael J. Mangan


Michael J. Mangan has co-managed the Harris Associates Large Cap Value Fund since July 2002 and IXIS U.S. Diversified Portfolio since May 2005. He also co-manages the large cap value disciplines of IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio. Mr. Mangan, a Partner of Harris Associates, joined the firm in 1997. He received a B.B.A. from the University of Iowa and an M.B.A. from Northwestern University. Mr. Mangan is a CPA, holds the designation of Chartered Financial Analyst and has over 16 years of investment management experience.



Diane L. Mustain



Diane L. Mustain has co-managed the Harris Associates Large Cap Value Fund and IXIS U.S. Diversified Portfolio since May 2005. She also co-manages the large cap value disciplines of IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio. Ms. Mustain, a portfolio manager of Harris Associates, joined the firm in 2002. Prior to joining Harris Associates, she was employed by Duff & Phelps Investment Management Company from 1981 through 2001, where she held the position of Executive Vice President and Head of Equities. Ms. Mustain received a B.S. and an M.B.A. from DePaul University. She holds the designation of Chartered Financial Analyst and has over 23 years of investment experience.




Loomis Sayles

Philip C. Fine


Philip C. Fine has co-managed the Loomis Sayles mid-cap growth segment of the IXIS U.S. Diversified Portfolio since March 2001. He also co-manages the Loomis Sayles Aggressive Growth Fund. Mr. Fine, Vice President of Loomis Sayles, joined the firm in 1996. He received an A.B. and a Ph.D. from Harvard University. Mr. Fine has over 16 years of investment management experience.


Joseph R. Gatz


Joseph R. Gatz has served as lead portfolio manager of the Loomis Sayles small cap value segment of the IXIS U.S. Diversified Portfolio since January 2000. He also co-manages the Loomis Sayles Small Cap Value Fund. Mr. Gatz, Vice President of Loomis Sayles, joined the firm in 1999. Prior to joining Loomis Sayles, he was a portfolio manager at Banc One Investment Advisers Corporation and certain of its corporate predecessors from 1993 until 1999. Mr. Gatz received an M.B.A. from Indiana University and a B.A. from Michigan State University. He holds the designation of Chartered Financial Analyst and has over 19 years of investment experience.


Daniel G. Thelen


Daniel G. Thelen has co-managed the Loomis Sayles small cap value segment of IXIS U.S. Diversified Portfolio since April 2000. He also co-manages the Loomis Sayles Small Cap Value Fund. Mr. Thelen, Vice President of Loomis Sayles, joined the firm in 1996. He received an M.B.A. and a B.A. from Michigan State University. Mr. Thelen holds the designation of Chartered Financial Analyst and has over 14 years of investment experience.


Warren Koontz


Warren Koontz has co-managed the Loomis Sayles segment of the IXIS Value Fund since July 2004. He also co-manages the Loomis Sayles Value Fund. Mr. Koontz joined Loomis Sayles in 1995. He received a B.A. and an M.B.A. from Ohio State University, and holds the designation of Chartered Financial Analyst. Mr. Koontz has over 21 years of investment management experience.


James Carroll


James Carroll has co-managed the Loomis Sayles segment of the IXIS Value Fund since July 2004. He also co-manages the Loomis Sayles Value Fund. Mr. Carroll joined Loomis Sayles in 1995. He received a B.A. and an M.B.A. from Wayne State University and holds the designation of Chartered Financial Analyst. Mr. Carroll has over 31 years of investment management experience.


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Mercury

Thomas Burke


Thomas Burke has served as Associate Portfolio Manager for the Mercury segment of the IXIS U.S. Diversified Portfolio since July 2001. He also assists in managing several other mutual funds managed by Mercury and its advisory affiliates. Mr. Burke, Director of Mercury, joined the firm in 1993. He received a B.A. from Pace University. Mr. Burke holds the designation of Chartered Financial Analyst and has over 24 years of investment management experience.


Lawrence R. Fuller


Lawrence R. Fuller has led the management team for the Mercury segment of the IXIS U.S. Diversified Portfolio since July 2001. He also manages several other mutual funds managed by Mercury and its advisory affiliates. Mr. Fuller, Managing Director of Mercury, joined the firm in 1992. He received a B.A. from Bates College and an M.B.A. from Columbia University. Mr. Fuller has over 36 years of investment management experience.


Michael Oberdorf


Michael Oberdorf has served as Fund Analyst for the Mercury segment of the IXIS U.S. Diversified Portfolio since May 2004. Mr. Oberdorf, Assistant Vice President of Mercury, joined the firm in 2000. He received his bachelor's degree from Georgetown University and has over two years of investment industry experience.


Karen Uzzolino


Karen Uzzolino has served as Fund Analyst for the Mercury segment of the IXIS U.S. Diversified Portfolio since July 2001. She also serves as Fund Analyst for several other mutual funds managed by Mercury and its advisory affiliates. Ms. Uzzolino, Vice President of Mercury, joined the firm in 1992. She received an Associates Degree from the Stuart School of Business Administration and has over 12 years of investment management experience.


Vaughan Nelson

Mark J. Roach


Mark J. Roach has co-managed Vaughan Nelson's segment of the IXIS Value Fund since November 2002 and the Vaughan Nelson Small Cap Value Fund since March 2004. Mr. Roach, a Portfolio Manager of Vaughan Nelson, joined the firm in 2002. Prior to joining Vaughan Nelson he was a Security Analyst for USAA Investment Management Company from 2001 to 2002, and an Equity Analyst with Fifth Third Bank from 1999 to 2001. Mr. Roach received a B.A. from Baldwin Wallace College and an M.B.A from the University of Chicago. He has over 13 years of investment management experience.


Chris D. Wallis


Chris D. Wallis has co-managed Vaughan Nelson's segment of the IXIS Value Fund since February 2004 and the Vaughan Nelson Small Cap Value Fund since March 2004. Mr. Wallis, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 1999. He received a B.B.A. from Baylor University and an M.B.A. from Harvard Business School. Mr. Wallis holds the designation of Chartered Financial Analyst and has over 13 years of investment/financial analysis and accounting experience.


Scott J. Weber


Scott J. Weber has co-managed the Vaughan Nelson Small Cap Value Fund since April 2004. Mr. Weber, a Portfolio Manager of Vaughan Nelson, joined the firm in 2003. Prior to joining Vaughan Nelson he was a Vice President from 2001 to 2003 and a Senior Associate from 2000 to 2001 of RBC Capital Markets. Mr. Weber received a B.S. from the University of the South and an M.B.A. from Tulane University. He has over eight years of investment management and financial analysis experience.


Westpeak

Robert A. Franz


Robert A. Franz is a member of the portfolio team that manages the Westpeak Capital Growth Fund and Westpeak's segment of the IXIS Value Fund. Mr. Franz is Principal and Chief Investment Officer of Westpeak Global Advisors, which he co-founded in 1991. He received a B.A., cum laude from Pomona College and has over 20 years of investment management experience.


Stephen C. Platt


Stephen C. Platt is a member of the portfolio team that manages the Westpeak Capital Growth Fund and Westpeak's segment of the IXIS Value Fund. Mr. Platt, a Senior Vice President and Director of Portfolio Management, joined the firm in 1999. He received a B.S. from the University of Colorado. Mr. Platt holds the designation of Chartered Financial Analyst and has over 14 years of investment experience.


Stephen A. Komon

Stephen A. Komon is a member of the portfolio team and has primary day-to-day portfolio management responsibilities for the Westpeak Capital Growth Fund and

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                                    [GRAPHIC]



Management Team
Meet the Funds' Portfolio Managers (continued)


Westpeak's segment of the IXIS Value Fund. Mr. Komon, a Vice President of Westpeak Global Advisors, joined the firm in 2001. Prior to joining Westpeak, he was Vice President, Foreign Exchange & Commodities at J.P. Morgan & Co., Incorporated. Mr. Komon received a B.S. from the University of Virginia and an M.B.A. in Finance and Accounting from the University of Chicago Graduate School of Business. He holds the designation of Chartered Financial Analyst and has over 15 years of investment experience.


Jean-Marc Diani


Jean-Marc Diani is a member of the portfolio team that manages the Westpeak Capital Growth Fund and the Westpeak segment of the IXIS Value Fund. Dr. Diani, a Vice President of Westpeak Global Advisors, joined the firm in 2004. Prior to joining Westpeak, he was deputy head of IT and operations at IXIS Asset Management. He received a Ph.D. in Mechanical Engineering from the Ecole des Mines de Paris and a Masters of Science from the Paris VI University, graduating from the Ecole Polytechnique. Dr. Diani has over 3 years of investment experience.



Please see the SAI for information on Portfolio Manager compensation, other accounts under management by the Portfolio Managers and the Portfolio Manager ownership of securities in the Funds.


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                                    [GRAPHIC]



Fund Services
Investing in the Funds


 Choosing a Share Class

Each Fund offers Classes A, B and C shares to the public. Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Which class is best for you depends upon the size of your investment and how long you intend to hold your shares. Class B shares, Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.
 Class A Shares

.. You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See the section "How Sales Charges Are Calculated."

.. You pay lower annual expenses than Class B and Class C shares, giving you the potential for higher returns per share.

.. You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemptions if you redeem these shares within one year of purchase.
 Class B Shares

.. You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

.. You pay higher annual expenses than Class A shares.

.. You will pay a charge on redemptions if you sell your shares within six years of purchase, as described in the section "How Sales Charges Are Calculated."

.. Your Class B shares will automatically convert into Class A shares after eight years, which reduces your annual expenses.

.. Investors will not be permitted to purchase $100,000 or more of Class B shares as a single investment per account. There may be certain exceptions to this restriction for omnibus accounts and other nominee accounts. Investors may want to consider the lower operating expense of Class A shares in such instances. You may pay a charge on redemptions if you redeem Class A shares within one year of purchase.
 Class C Shares

.. You pay higher annual expenses than Class A shares.

.. You may pay a charge on redemptions if you sell your shares within one year of purchase.

.. Your Class C shares will not automatically convert into Class A shares. If you hold your shares for longer than eight years, you'll pay higher expenses than shareholders of other classes.


.. Investors will not be permitted to purchase $1 million or more of Class C shares as a single investment per account. There may be certain exceptions to this restriction for omnibus accounts and other nominee accounts. Investors may want to consider the lower operating expense of Class A shares in such instances. You may pay a charge on redemptions if you redeem Class A shares within one year of purchase.

 Certificates

Certificates will not be issued automatically for any class of shares. Upon written request, you may receive certificates for Class A shares only.

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Fund Services
How Sales Charges Are Calculated

 Class A Shares

The price that you pay when you buy Class A shares (the "offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase:

                        Class A Sales Charges**
                       As a % of       As a % of
  Your Investment    offering price your investment
Less than $ 50,000       5.75%           6.10%
$  50,000 - $ 99,999     4.50%           4.71%
$ 100,000 - $249,999     3.50%           3.63%
$ 250,000 - $499,999     2.50%           2.56%
$ 500,000 - $999,999     2.00%           2.04%
$1,000,000 or more*      0.00%           0.00%


Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.


* For purchases of Class A shares of the Fund of $1 million or more, there is no front-end sales charge, but a CDSC of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section "How the CDSC is Applied to Your Shares."
** Not imposed on shares that are purchased with reinvested dividends or other distributions.


If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that you obtain the proper "breakpoint" discount. It will be necessary at the time of purchase to inform the Distributor and the financial intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold shares, including accounts with other financial intermediaries and your family members' and other related party accounts, in order to verify your eligibility for a reduced sales charge. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to your account. Additional information concerning sales load breakpoints is available from your financial intermediary, by visiting the Funds' website at www.ixisadvisorfunds.com (click on "sales charges" at the bottom of the home page) or in the Funds' SAI.


Reducing Front-End Sales Charges

There are several ways you can lower your sales charge for Class A shares, including:
.. Letter of Intent -- By signing a Letter of Intent, you may purchase Class A shares of any IXIS Advisor Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more over 13 months. Purchases of Class B and Class C shares may be used toward meeting the letter of intent.

.. Cumulative Purchase Discount -- You may be entitled to a reduced sales charge if your "total investment" reaches a breakpoint for a reduced sales charge. The total investment is determined by adding the amount of your current purchase in the Fund, including the applicable sales charge, to the current public offering price of all series and classes of shares of the IXIS Advisor Funds held by you in one or more accounts. If your total investment exceeds a sales charge breakpoint in the table above, the lower sales charge applies to the entire amount of your current purchase in the Fund.

.. Combining Accounts -- allows you to combine shares of multiple IXIS Advisor
  Funds and classes for purposes of calculating your sales charge.

   Individual Accounts: You may elect to combine your purchase(s) and your total investment, as defined above, with the purchases and total investment of your spouse, parents, children, siblings, in-laws, grandparents, grandchildren, individual fiduciary accounts, sole proprietorships, single trust estates and any other individuals acceptable to the Distributor.

   Certain Retirement Plan Accounts: The Distributor may, in its discretion, combine the purchase(s) and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.

   In most instances, individual accounts may not be linked with certain retirement plan accounts for the purposes of calculating sales charges. SIMPLE IRA contributions will automatically be linked with those of other participants in the same SIMPLE IRA Plan (Class A shares only). SIMPLE IRA accounts may not be linked with any other IXIS Advisor Fund account for rights of accumulation. Please refer to the SAI for more detailed information on combining accounts.
The above-listed ways to reduce front-end sales chares may not apply to the Money Market Fund unless shares are purchased through an exchange from another IXIS Advisor Fund.

Eliminating Front-End Sales Charges and CDSCs

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:
.. Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

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42

.. Selling brokers, sales representatives, registered investment advisers, financial planners or other intermediaries under arrangements with the Distributor;

.. Fund Trustees and other individuals who are affiliated with any IXIS Advisor
  Fund (including the Money Market Fund) (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

.. Participants in certain Retirement Plans with $1 million or more in total plan assets or with at least 100 eligible employees;
.. Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities; and

.. Investments of $25,000 or more in IXIS Advisor Funds (including the Money
  Market Fund) by clients of an adviser or subadviser to any IXIS Advisor Fund (including the Money Market Fund).


Repurchasing Fund Shares

You may apply proceeds from redeeming Class A shares of the Funds (without paying a front-end sales charge) to repurchase Class A shares of any IXIS Advisor Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify IXIS Advisor Funds or your financial representative in writing at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: for federal income tax purposes, a redemption is a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser to discuss how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class A shares will be generally be eliminated in the following cases: (1) to make distributions from a Retirement Plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.
 Class B Shares


The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a CDSC on shares that you sell within six years of buying them. The amount of the CDSC, if any, declines each year that you own your shares (except in the 3/rd/ and 4/th/ years, which have the same CDSC). The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another IXIS Advisor Fund (except the Money Market Fund). The CDSC equals the following percentages of the dollar amounts subject to the charge:



  Class B Contingent Deferred Sales Charges
Year Since Purchase CDSC on Shares Being Sold
       1st                    5.00%
       2nd                    4.00%
       3rd                    3.00%
       4th                    3.00%
       5th                    2.00%
       6th                    1.00%
    Thereafter                0.00%

 Class C Shares


The offering price of Class C shares is their net asset value, without a front-end sales charge. Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of purchase. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another IXIS Advisor Fund (except the Money Market Fund).


  Class C Contingent Deferred Sales Charges
Year Since Purchase CDSC on Shares Being Sold
       1st                    1.00%
    Thereafter                0.00%

 Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class B or Class C shares will be generally be eliminated in the following cases: (1) to make distributions from a Retirement Plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

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Fund Services
How Sales Charges Are Calculated (continued)


 How the CDSC Is Applied to Your Shares

The CDSC is a sales charge you pay when you redeem certain Fund shares. The
CDSC:
.. is calculated based on the number of shares you are selling;
.. is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;
.. is deducted from the proceeds of the redemption, not from the amount remaining in your account; and
.. for year one applies to redemptions through the day that is one year after the date on which your purchase was accepted, and so on for subsequent years.

A CDSC will not be charged on:
.. increases in net asset value above the purchase price; or .. shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

 Exchanges into Shares of the Money Market Fund

If you exchange shares of a Fund into shares of the Money Market Fund, the holding period for purposes of determining the CDSC and conversion into Class A shares stops until you exchange back into shares of another IXIS Advisor Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

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Fund Services
It's Easy to Open an Account

 To Open an Account with IXIS Advisor Funds:

1.Read this Prospectus carefully. The Funds will only accept accounts from U.S.
  citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2.Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:


                                                                     Minimum            Minimum
Type of Account                                                  Initial Purchase Subsequent Purchase
Any account other than those listed below                             $2,500             $100
For shareholders participating in IXIS Advisor Funds' Investment
   Builder Program                                                    $1,000              $50*
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh
   plans using the IXIS Advisor Funds' prototype document             $1,000             $100
Coverdell Education Savings Accounts                                    $500             $100
For SIMPLE IRA** and 403(b)(7) plans using IXIS Advisor Funds'
   prototype document                                                     $0               $0


* Shareholders with accounts participating in IXIS Advisor Funds' Investment Builder Program prior to May 1, 2005 may continue to make subsequent purchases of $25 into those accounts.


** Effective January 1, 1997, the Savings Incentive Match Plan for Employees of
   Small Employers (SIMPLE) IRA became available replacing SARSEP Plans. SARSEP plans established prior to January 1, 1997 are subject to the same minimums as SIMPLE IRAs, may remain active and continue to add new employees.



The Distributor, in its sole discretion, may lower investment minimums for accounts associated with wrap-fee programs sponsored by certain broker-dealers and investment advisers and for accounts associated with certain other defined contribution plans not using the IXIS Advisor Funds' prototype document. Such wrap-fee and defined contribution accounts will be subject to the minimum balance policy, as discussed below.




3.Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or IXIS Advisor Funds at 800-225-5478. For more information on IXIS Advisor Funds' investment programs, refer to the section "Additional Investor Services" in this Prospectus.

4. Use the following sections as your guide for purchasing shares.


 Minimum Balance Policy



Each Fund, on an annual basis, may deduct a minimum balance fee of $20 for accounts that fall below the minimum amount required to establish an account, as described above. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. The valuation of account balances and the deduction of the fee generally occurs during the third week in September of each calendar year, although they may occur at another date in the year. The fee will not be deducted from Fund positions opened after June 30/th/ of the calendar year in which the fee is assessed. Certain accounts, such as accounts that fall below the minimum as a result of the automatic conversion from Class B shares to Class A shares and accounts using the IXIS Advisor Funds' prototype document (including IRAs, Keogh plans, 403(b)(7) plans and Coverdell Education Savings Accounts), are excepted from the minimum balance fee.



In its discretion, each Fund may also close an account and send the account holder the proceeds if the account falls below the minimum amount required to establish an account. It is expected that accounts maintained by intermediaries through the National Securities Clearing Corporation ("NSCC") may be liquidated rather than assessed a fee, if the account balance falls below such minimum. The valuation of account balances and the liquidation itself generally occur during October of each calendar year, although they may occur at another date in the year. Any account opened after June 30/th/ of a calendar year will not be subject to the liquidation for that calendar year.


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                                    [GRAPHIC]



Fund Services
It's Easy to Open an Account (continued)

 Self-Servicing Your Account

Buying or selling shares is easy with the services described below:
                   IXIS Advisor Funds Personal Access Line(R)

                             800-225-5478, press 1

                          IXIS Advisor Funds Web Site

                           www.ixisadvisorfunds.com

You have access to your account 24 hours a day by calling the Personal Access Line(R) from a touch-tone telephone or by visiting us online. Using these customer service options, you may:
    . purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);
    . review your account balance, recent transactions, Fund prices and recent performance;
    . order duplicate account statements; and . obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

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                                    [GRAPHIC]



Fund Services
Buying Shares

                                  Opening an Account                            Adding to an Account
 Through Your Investment Dealer
                     . Call your investment dealer for information about opening or adding to an account.
                       Dealers may also charge you a processing or service fee in connection with the purchase of fund shares.
 By Mail
                     . Make out a check in U.S. dollars for the    . Make out a check in U.S. dollars for the
                       investment amount, payable to "IXIS           investment amount, payable to "IXIS
 [GRAPHIC]             Advisor Funds." Third party checks and        Advisor Funds." Third party checks and
                       "starter" checks will not be accepted.        "starter" checks will not be accepted.
                     . Mail the check with your completed          . Complete the investment slip from an
                       application to IXIS Advisor Funds, P.O.       account statement or include a letter
                       Box 219579, Kansas City, MO                   specifying the Fund name, your class of
                       64121-9579.                                   shares, your account number and the
                                                                     registered account name(s).
 By Exchange (See the section "Exchanging Shares" for more details.)
                     . Obtain a current prospectus for the Fund    . Call your investment dealer or IXIS
                       into which you are exchanging by calling      Advisor Funds at 800-225-5478 or visit
 [GRAPHIC]             your investment dealer or IXIS Advisor        www.ixisadvisorfunds.com to request an
                       Funds at 800-225-5478.                        exchange.
                     . Call your investment dealer or IXIS
                       Advisor Funds or visit
                       www.ixisadvisorfunds.com to request an
                       exchange.
 By Wire
                     . Opening an account by wire is not           . Visit www.ixisadvisorfunds.com to add
                       available.                                    shares to your account by wire. Instruct
 [GRAPHIC]                                                           your bank to transfer funds to State Street
                                                                     Bank & Trust Company, ABA
                                                                     #011000028, and DDA #99011538.
                                                                   . Specify the Fund name, your class of
                                                                     shares, your account number and the
                                                                     registered account name(s). Your bank
                                                                     may charge you for such a transfer.
 Through Automated Clearing House ("ACH")
                     . Although you cannot open an account         . Call IXIS Advisor Funds at 800-225-5478
                       through ACH, you may add this feature by      or visit www.ixisadvisorfunds.com to add
 [GRAPHIC]             selecting it on your account application.     shares to your account through ACH.
                     . Ask your bank or credit union whether it is . If you have not signed up for the ACH
                       a member of the ACH system.                   system, please call IXIS Advisor Funds or
                                                                     visit www.ixisadvisorfunds.com for a
                                                                     Service Options Form. A signature
                                                                     guarantee may be required to add this
                                                                     privilege.

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                                    [GRAPHIC]



Fund Services
Buying Shares (continued)


 Automatic Investing Through Investment Builder
                     . Indicate on your application that you   . Please call IXIS Advisor Funds at 800-225-
                       would like to begin an automatic          5478 or visit www.ixisadvisorfunds.com
 [GRAPHIC]             investment plan through Investment        for a Service Options Form. A signature
                       Builder and the amount of the monthly     guarantee may be required to add this
                       investment ($50 minimum).                 privilege.
                     . Include a check marked "Void" or a      . See the section entitled "Additional
                       deposit slip from your bank account.      Investor Services."


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                                    [GRAPHIC]



Fund Services
Selling Shares

                      To Sell Some or All of Your Shares
Certain restrictions may apply. See the section "Restrictions on Buying, Selling and Exchanging Shares."

 Through Your Investment Dealer
                     . Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of fund shares.
 By Mail
                     . Write a letter to request a redemption. Specify the name of your Fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be
 [GRAPHIC]             redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section "Selling Shares in Writing."
                     . The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.
                     . Mail your request by regular mail to IXIS Advisor Funds, P.O. Box 219579, Kansas City, MO
                       64121-9579 or by registered, express or certified mail to IXIS Advisor Funds, 330 West 9th
                       Street, Kansas City, MO 64105-1514.
                     . Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter.
                       Proceeds delivered by mail will generally be mailed to you on the business day after the request is received in good order.
 By Exchange (See the section "Exchanging Shares" for more details.)
                     . Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or IXIS Advisor Funds at 800-225-5478.
 [GRAPHIC]           . Call IXIS Advisor Funds or visit www.ixisadvisorfunds.com to request an exchange.


 By Wire
                     . Complete the "Bank Information" section on your account application.
                     . Call IXIS Advisor Funds at 800-225-5478 or visit www.ixisadvisorfunds.com or indicate in your
 [GRAPHIC]             redemption request letter (see above) that you wish to have your proceeds wired to your bank.
                     . Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee
                       (currently $5.00) will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.
 Through Automated Clearing House
                     . Ask your bank or credit union whether it is a member of the ACH system.
                     . Complete the "Bank Information" section on your account application.
 [GRAPHIC]           . If you have not signed up for the ACH system on your application, please call IXIS Advisor
                       Funds at 800-225-5478 or visit www.ixisadvisorfunds.com for a Service Options Form.
                     . Call IXIS Advisor Funds or visit www.ixisadvisorfunds.com to request an ACH redemption.
                     . Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.
 By Telephone
                     . Call IXIS Advisor Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds by mail, by wire or through ACH (see above). Subject to
 [GRAPHIC]             certain restrictions. See the section "Selling Shares in Writing".


 By Systematic Withdrawal Plan (See the section "Additional Investor Services" for more details.)
                     . Call IXIS Advisor Funds at 800-225-5478 or your financial representative for more information.
                     . Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.
 [GRAPHIC]



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                                    [GRAPHIC]



Fund Services
Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.

A medallion signature guarantee protects you against fraudulent orders and is necessary if:
.. your address of record has been changed within the past 30 days;
.. you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;
.. a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or .. the proceeds are sent by check, wire, or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

A notary public cannot provide a medallion signature guarantee. The Funds will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:
.. a financial representative or securities dealer;
.. a federal savings bank, cooperative, or other type of bank;
.. a savings and loan or other thrift institution;
.. a credit union; or
.. a securities exchange or clearing agency.

The table below shows some situations in which additional documentation may be necessary. Please call your financial representative or IXIS Advisor Funds regarding requirements for other account types.

 Seller (Account
 Type)                 Requirements for Written Requests
 Qualified            . The request must include the signatures of all those authorized to sign, including
 retirement benefit     title.
 plans (except IXIS   . Medallion signature guarantee, if applicable (see above).
 Advisor Funds        . Additional documentation and distribution forms may be required.
 prototype
 documents)
 Individual           . Additional documentation and distribution forms may be required.
 Retirement Accounts
 Individual, joint,   . The request must include the signatures of all persons authorized to sign,
 sole                   including title, if applicable.
 proprietorship,      . Medallion signature guarantee, if applicable (see above).
 UGMA/UTMA (minor     . Additional documentation may be required.
 accounts)
 Corporate or         . The request must include the signatures of all persons authorized to sign,
 association            including title.
 accounts             . Certified copy of corporate resolution or similar documents.
 Owners or trustees   . The request must include the signatures of all trustees authorized to sign,
 of trust accounts      including title.
                      . If the names of the trustees are not registered on the account, please provide a copy of the trust document certified within the past 60 days.
                      . Medallion signature guarantee, if applicable (see above).
 Joint tenancy        . The request must include the signatures of all surviving tenants of the account.
 whose co-tenants     . Certified copy of the death certificate.
 are deceased         . Medallion signature guarantee if proceeds check is issued to other than the surviving tenants.

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50

 Seller (Account
 Type)                Requirements for Written Requests
 Power of Attorney   . The request must include the signatures of the attorney-in-fact, indicating such
 (POA)                 title.
                     . A medallion signature guarantee.
                     . Certified copy of the POA document stating it is still in full force and effect, specifying that the grantor is alive, the exact Fund and account number, and certified within 30 days of receipt of instructions.*
 Executors of        . The request must include the signatures of all those authorized to sign,
 estates,              including capacity.
 administrators,     . A medallion signature guarantee.
 guardians,          . Certified copy of court document where signer derives authority, e.g., Letters of
 conservators          Administration, Conservatorship and Letters Testamentary.*

* Certification may be made on court documents by the court, usually certified by the clerk of the court. Power of Attorney certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

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Fund Services
Exchanging Shares


In general, you may exchange shares of your Fund for shares of the same class of another Fund that offers such class of shares, without paying a sales charge or a CDSC (see the sections "Buying Shares" and "Selling Shares"). For exchanges into the Money Market Fund, the holding period for determining the CDSC and the conversion period, if applicable, will stop and will resume only when an exchange into an applicable Fund occurs. Class A shares of a Fund acquired in connection with certain deferred compensation plans offered by New England Life Insurance Company ("NELICO") and its affiliates, their directors, senior officers, agents or general agents may be exchanged, with the consent of NELICO, for Class Y shares of the same Fund or any other Fund that offers Class Y shares. The exchange must be for the minimum to open an account (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For federal income tax purposes, an exchange of fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. Please refer to the SAI for more detailed information on exchanging Fund shares.
Restrictions on Buying, Selling and Exchanging Shares

Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in a Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of a Fund's portfolio, and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities, or small cap securities) may also have increased exposure to these risks. Each Fund discourages excessive, short-term trading that may be detrimental to the Fund and its shareholders. The Funds' Board of Trustees has adopted the following policies with respect to frequent purchases and redemptions of Fund shares.

Each Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund's other shareholders or possibly disruptive to the management of the Fund.

Limits on Frequent Trading. Without limiting the right of each Fund and the Distributor to refuse any purchase or exchange order, each Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of "market timers." With respect to exchanges, an account may be deemed to be one of a market timer if (i) more than two exchange purchases of any Fund are made for the account over a 90-day interval as determined by the Fund; or (ii) the account makes one or more exchange purchases of any Fund over a 90-day interval as determined by the Fund in an aggregate amount in excess of 1% of the Fund's total net assets. With respect to new purchases of a Fund, an account may be deemed to be one of a market timer if (i) more than twice over a 90-day interval as determined by the Fund, there is a purchase in a Fund followed by a subsequent redemption; or (ii) there are two purchases into a Fund by an account, each followed by a subsequent redemption over a 90-day interval as determined by the Fund in an aggregate amount in excess of 1% of the Fund's total net assets. The preceding are not exclusive lists of activities that each Fund and the Distributor may consider to be "market timing."

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If each Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, each Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Funds and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Funds and the Distributor also reserve the right to notify financial intermediaries of your trading activity. Because the Funds and the Distributor will not always be able to detect market timing activity, investors should not assume the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, the ability of the Funds and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of a Fund's underlying beneficial owners.

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52

 Purchase Restrictions

Each Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Funds may not be able to open your account if the requested information is not provided. Each Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

 Selling Restrictions

The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:

               Restriction              Situation
               The Fund may suspend     . When the New York
               the right of redemption    Stock Exchange (the
               or postpone payment for    "Exchange") is closed
               more than 7 days:          (other than a
                                          weekend/holiday)
                                        . During an emergency
                                        . During any other
                                          period permitted by
                                          the SEC
               The Fund reserves the    . With a notice of a
               right to suspend           dispute between
               account services or        registered owners
               refuse transaction       . With
               requests:                  suspicion/evidence of
                                          a fraudulent act
               The Fund may pay the     . When it is detrimental
               redemption price in        for a Fund to make
               whole or in part by a      cash payments as
               distribution in kind of    determined in the sole
               readily marketable         discretion of the
               securities in lieu of      adviser or subadviser
               cash or may take up to
               7 days to pay a
               redemption request in
               order to raise capital:
               The Fund may withhold    . When redemptions are
               redemption proceeds        made within 10
               until the check or         calendar days of
               funds have cleared:        purchase by check or
                                          ACH of the shares
                                          being redeemed
If you hold certificates representing your shares, they must be sent with your request for it to be honored.

It is recommended that certificates be sent by registered mail.

Although most redemptions are made in cash, as described in the SAI, each Fund reserves the right to redeem shares in kind.

 Redemption Fees


For Class A shares of CGM Advisor Targeted Equity Fund, Harris Associates Focused Value Fund, Hansberger International Fund and Vaughan Nelson Small Cap Value Fund


Shareholders will be charged a 2% redemption fee if they redeem, including redeeming by exchange, Class A shares of these Funds within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to offset the costs to the Funds of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder's redemption or exchange proceeds and is paid to the Fund, although there may be a delay between the time the fee is deducted from such proceeds and when it is paid to the Fund.

The "first-in, first-out" (FIFO) method is used to determine the holding period of redeemed or exchange shares, which means that if you acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange.

The Funds currently do not impose a redemption fee on a redemption of:
.. shares acquired by reinvestment of dividends or distributions of these Funds;
  or
.. shares held in an account of certain retirement plans or profit sharing plans or purchased through certain intermediaries; or .. shares redeemed as part of a systematic withdrawal plan.

The Funds may modify or eliminate these waivers at any time. In addition, the Funds may modify the way the redemption fee is applied, including the amount of the redemption fee and/or the length of time shares must be held before the redemption fee is no longer applied, for certain categories of investors or for shareholders investing through financial intermediaries which apply the redemption fee in a manner different from that described above.


The ability of a Fund to assess a redemption fee on transactions by underlying shareholders of omnibus and other accounts maintained by brokers, retirement plan accounts and fee-based program accounts may be limited.


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                                                                             53

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Fund Services
How Fund Shares Are Priced

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:


Net Asset Value = Total market value of securities + Cash and other assets - Liabilities
                  -------------------------------------------------
                            Number of outstanding shares

The net asset value of Fund shares is determined according to this schedule:
.. A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Generally, a Fund's shares will not be priced on the days on which the Exchange is closed for trading. However, in the adviser's discretion, a Fund's shares may be priced on a day the Exchange is closed for trading if the adviser in its discretion determines that there has been enough trading in that Fund's portfolio securities to materially affect the net asset value of the Fund's shares. This may occur, for example, if the Exchange is closed but the NASDAQ Stock Market is open for trading. In addition, a Fund's shares will not be priced on the holidays listed in the SAI. See the section "Net Asset Value and Public Offering Price" in the SAI for more details.
.. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated by each Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received "in good order."
.. Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor from the investment dealer before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.
.. A Fund significantly invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.
* Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the close of the Exchange and transmitted to the Distributor prior to 9:30 a.m. on the next business day are processed at the net asset value determined on the day the order was received by your investment dealer.
Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:
.. Equity securities -- market price or as provided by a pricing service if market price is unavailable.
.. Debt securities (other than short-term obligations) -- based upon pricing service valuations, which determine valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
.. Short-term obligations (remaining maturity of less than 60 days) -- amortized cost (which approximates market value).
.. Securities traded on foreign exchanges -- market price on the non-U.S.
  exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security's value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund's net asset value is calculated.
.. Options -- last sale price, or if not available, last offering price.
.. Futures -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Board of Trustees.
.. All other securities -- fair market value as determined by the adviser or subadviser of the Fund pursuant to procedures approved by the Board of Trustees.

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54

                                    [GRAPHIC]



Fund Services
How Fund Shares Are Priced (continued)


Because of fair value pricing, as described above for "Securities traded on foreign exchanges" and "All other securities," securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that a Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). A Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

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                                                                             55

                                    [GRAPHIC]



Fund Services
Dividends and Distributions

The Funds generally distribute most or all of their net investment income (other than capital gains) in the form of dividends. The following table shows when each Fund expects to distribute dividends. Each Fund expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule as long as payments are made at least annually.


                 Dividend Payment Schedule
               Annually                     Quarterly
CGM Advisor Targeted Equity Fund       AEW Real Estate Fund
Hansberger International Fund
Harris Associates Focused Value Fund
Harris Associates Large Cap Value Fund
IXIS U.S. Diversified Portfolio
IXIS Value Fund
Vaughan Nelson Small Cap Value Fund
Westpeak Capital Growth Fund


Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:
    . Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another IXIS Advisor Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."
    . Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another IXIS Advisor Fund.
    .  Receive all distributions in cash.

For more information or to change your distribution option, contact IXIS Advisor Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from an IXIS Advisor Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code (the "Code") necessary to qualify for treatment as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Taxation of Distributions from the Funds. Distributions derived from net short-term capital gains, i.e., gains from investments that a Fund held one year or less, or investment income (other than exempt interest dividends) are generally taxable at ordinary income rates If you are a corporation investing in the Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. However, distributions by the Fund from REITs will not qualify for the corporate dividends-received deduction. In addition, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable. Distributions of gains from investments that a Fund owned for more than one year that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund levels.

For taxable years beginning on or before December 31, 2008, long-term capital gain rates applicable to individuals have been temporarily reduced. For more information, see the SAI under "Income Dividends, Capital Gain Distributions and Tax Status."

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56

                                    [GRAPHIC]



Fund Services
Tax Consequences (continued)


Fund distributions paid to you are taxable whether you receive them in cash or reinvest them in additional shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized or realized but not distributed.

Taxation of Certain Investments. A Fund's investments in foreign securities may be subject to foreign withholding and other taxes. In that case, the Fund's yield on those securities would be decreased. We do not expect shareholders to be entitled to claim a credit or deduction with respect to foreign taxes if the Fund invests more than 50% of its assets in foreign securities. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Because the Funds invest in foreign securities, shareholders should consult their tax advisers about consequences of their investments under foreign laws.

Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities may be exempt from state and local income taxes. Each Fund advises shareholders of the proportion of any Fund's dividends that are derived from such interest.

A Fund's investments in certain debt obligations may cause that Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements. Income generated by investments in fixed-income securities is not eligible for treatment as qualified dividend income.

REITs attempt to minimize their corporate tax costs by distributing at least 90% of their REIT taxable income to their interest holders. If a REIT failed to distribute such a percentage of its REIT taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to its shareholders (including AEW Real Estate and Targeted Equity Funds) would be reduced by any corporate taxes payable by the REIT. Income distributions from REITs generally are not entitled to be treated as qualified dividend income.


Non-U.S. Shareholders. In general, dividends (other than capital gain dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, under the American Jobs Creation Act of 2004 (the "2004 Act"), effective for taxable years of the Funds beginning after December 31, 2004 and before January 1, 2008, a Fund generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by a Fund. This provision will first apply to a Fund in its taxable year beginning on January 1, 2005 (February 1, 2005 for AEW Real Estate
Fund).


The 2004 Act modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. Under the 2004 Act, which is generally effective for taxable years of RICs beginning after December 31, 2004, and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Sales or Exchanges of Fund Shares. The redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another IXIS Advisor Fund or Money Market Fund) is a taxable event and may result in the recognition of a gain or loss. Gain or loss, if any, recognized on the redemption, sale, exchange or other disposition of Fund shares will be taxed as a long-term capital gain or loss if the shares are capital assets in the shareholder's hands and if the shareholder held the shares for more than one year.


Backup Withholding. Each Fund is also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.


You should consult your tax adviser for more information on your own situation, including possible foreign, state or local taxes.

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                                                                             57

                                    [GRAPHIC]



Fund Services
Compensation to Securities Dealers


As part of their business strategies, the Funds pay securities dealers that sell their shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees paid under a plan adopted pursuant to Rule 12b-1 under the 1940 Act). The sales charges are detailed in the section "How Sales Charges Are Calculated." Each class of Fund shares pays an annual service fee of 0.25% of its average daily net assets. In addition to a service fee, each Fund's Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Class C shares are subject to an annual distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class B and Class C shares. Some or all of such fees may also be paid to financial institutions that finance the payment of commissions or similar charges on Class B shares. Because these distribution fees are paid out of the Funds' assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.

The Distributor and its affiliates may, out of their own resources, make payments in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor. Payments may vary based on net sales, the length of time assets of a dealer's clients have remained invested in the Funds, and other factors. See the SAI for more details.

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58

                                    [GRAPHIC]



Fund Services
Additional Investor Services

Retirement Plans
IXIS Advisor Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs, SEPs, SARSEPs*, SIMPLE IRAs, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

Investment Builder Program
This is IXIS Advisor Funds' automatic investment plan. You may authorize automatic monthly transfers of $50 or more from your bank checking or savings account to purchase shares of one or more IXIS Advisor Funds. To join the Investment Builder Program, please refer to the section "Buying Shares."

Dividend Diversification Program
This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another IXIS Advisor Fund or Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other IXIS Advisor Fund or Money Market Fund, please read its prospectus carefully.

Automatic Exchange Plan
IXIS Advisor Funds have an automatic exchange plan under which shares of a class of an IXIS Advisor Fund are automatically exchanged each month for shares of the same class of another IXIS Advisor Fund or Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please see the section "Exchanging Shares" above and refer to the SAI for more information on the Automatic Exchange Plan.

Systematic Withdrawal Plan
This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan is not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section "Selling Shares."

IXIS Advisor Funds Personal Access Line(R)
This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, and pressing 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

IXIS Advisor Funds Web Site
Visit us at www.ixisadvisorfunds.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

*Effective January 1, 1997, the Savings Incentive Match Plan for Employees of
 Small Employers (SIMPLE) IRA became available, replacing SARSEP plans. SARSEP plans established prior to January 1, 1997, may remain active and continue to add new employees.

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                                                                             59

                                    [GRAPHIC]




Financial Performance


The financial highlights table is intended to help you understand each Fund's financial performance for the last five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with each Fund's financial statements, is included in each Fund's annual report to shareholders. The annual report is incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.



For a share outstanding throughout each period.


                       Income (loss) from investment operations:            Less distributions:
                       ----------------------------------------  -----------------------------------------

             Net asset
              value,      Net        Net realized                  Dividends    Distributions
             beginning investment   and unrealized   Total from       from        from net
                of       income     gain (loss) on   investment  net investment   realized        Total     Redemption
              period   (loss)(b)     investments     operations      income     capital gains distributions    fee
             --------- ----------   --------------   ----------  -------------- ------------- ------------- ----------

AEW REAL ESTATE FUND
Class A
1/31/2005     $15.13     $ 0.34         $ 2.35         $ 2.69        $(0.35)       $(0.64)       $(0.99)      $  --
1/31/2004      11.00       0.36           4.49           4.85         (0.48)        (0.24)        (0.72)         --
1/31/2003      11.37       0.40          (0.22)          0.18         (0.39)        (0.16)        (0.55)         --
1/31/2002      10.49       0.55           0.82           1.37         (0.38)        (0.11)        (0.49)         --
1/31/2001(e)   10.58       0.02          (0.11)(i)      (0.09)           --            --            --          --
Class B
1/31/2005      15.10       0.22           2.38           2.60         (0.24)        (0.64)        (0.88)         --
1/31/2004      11.00       0.26           4.46           4.72         (0.38)        (0.24)        (0.62)         --
1/31/2003      11.39       0.32          (0.24)          0.08         (0.31)        (0.16)        (0.47)         --
1/31/2002      10.49       0.50           0.78           1.28         (0.27)        (0.11)        (0.38)         --
1/31/2001(e)   10.58       0.02          (0.11)(i)      (0.09)           --            --            --          --
Class C
1/31/2005      15.15       0.22           2.35           2.57         (0.24)        (0.64)        (0.88)         --
1/31/2004      11.01       0.26           4.50           4.76         (0.38)        (0.24)        (0.62)         --
1/31/2003      11.40       0.32          (0.24)          0.08         (0.31)        (0.16)        (0.47)         --
1/31/2002      10.49       0.50           0.79           1.29         (0.27)        (0.11)        (0.38)         --
1/31/2001(e)   10.58       0.02          (0.11)(i)      (0.09)           --            --            --          --

CGM ADVISOR TARGETED EQUITY FUND
Class A
12/31/2004    $ 7.94     $ 0.01         $ 1.10         $ 1.11        $   --        $   --        $   --       $0.00(c)
12/31/2003      5.56      (0.03)          2.41           2.38            --            --            --          --
12/31/2002      7.81      (0.06)         (2.19)         (2.25)           --            --            --          --
12/31/2001      9.36      (0.03)         (1.49)         (1.52)        (0.03)           --         (0.03)         --
12/31/2000     11.00       0.09          (0.60)         (0.51)        (0.06)        (1.07)        (1.13)         --
Class B
12/31/2004      7.47      (0.04)          1.02           0.98            --            --            --        0.00(c)
12/31/2003      5.28      (0.07)          2.26           2.19            --            --            --          --
12/31/2002      7.47      (0.11)         (2.08)         (2.19)           --            --            --          --
12/31/2001      9.02      (0.09)         (1.43)         (1.52)        (0.03)           --         (0.03)         --
12/31/2000     10.67       0.01          (0.58)         (0.57)        (0.01)        (1.07)        (1.08)         --
Class C
12/31/2004      7.47      (0.04)          1.02           0.98            --            --            --        0.00(c)
12/31/2003      5.27      (0.07)          2.27           2.20            --            --            --          --
12/31/2002      7.47      (0.11)         (2.09)         (2.20)           --            --            --          --
12/31/2001      9.02      (0.09)         (1.43)         (1.52)        (0.03)           --         (0.03)         --
12/31/2000     10.67       0.01          (0.58)         (0.57)        (0.01)        (1.07)        (1.08)         --


(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares, and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.



(c)Amount rounds to less than $0.01 per share.


(d)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses. Previously, expenses in this table were presented net of such waivers and/or reimbursements.


(e)For the period December 29, 2000 (commencement of operations) through January 31, 2001.


(f)Had certain expenses not been reduced during the period, total returns would have been lower.


(g)Computed on an annualized basis for periods less than one year.


(h)The investment advisor waived a portion of its advisory fee during the period. Without this waiver, expense ratios would have been higher.


(i)The amount shown for a share outstanding does not correspond with the aggregate net gain/(loss) on investments for the period due to the timing of purchases and redemptions of Fund shares in relation to fluctuating values of the investments of the Fund.


--------------------------------------------------------------------------------
60

                                      Ratios to average net assets:
                                 --------------------------------------

Net asset            Net assets,           Expenses after
  value,    Total      end of              reimbursement/ Net investment Portfolio
  end of    return   the period  Expenses      waiver         income     turnover
the period  (%)(a)     (000's)   (%)(d)(g)     (%)(g)     (loss) (%)(g)  rate (%)
---------- ------    ----------- --------- -------------- -------------- ---------

  $16.83    17.8(f)  $   58,965     1.71        1.50(h)        2.11          20
   15.13    45.0(f)      39,846     2.00        1.50(h)        2.73          18
   11.00     1.3(f)      13,307     2.43        1.50(h)        3.47          35
   11.37    13.2(f)       5,522     5.66        1.50(h)        4.92          36
   10.49    (0.9)(f)        820    42.99        1.50(h)        2.30          12
   16.82    17.1(f)      14,131     2.46        2.25(h)        1.36          20
   15.10    43.7(f)      12,129     2.75        2.25(h)        1.98          18
   11.00     0.5(f)       8,401     3.18        2.25(h)        2.72          35
   11.39    12.3(f)       3,718     6.41        2.25(h)        4.43          36
   10.49    (0.9)(f)         87    43.74        2.25(h)        2.14          12
   16.84    16.9(f)      14,388     2.46        2.25(h)        1.36          20
   15.15    43.9(f)      11,410     2.75        2.25(h)        1.98          18
   11.01     0.5(f)       3,288     3.18        2.25(h)        2.72          35
   11.40    12.4(f)       1,061     6.41        2.25(h)        4.52          36
   10.49    (0.9)(f)         44    43.74        2.25(h)        1.79          12

  $ 9.05    14.0     $  689,967     1.42         N/A           0.16         265
    7.94    42.8        724,214     1.57         N/A          (0.40)        261
    5.56   (28.8)       602,989     1.47         N/A          (0.86)        223
    7.81   (16.2)     1,012,161     1.38         N/A          (0.39)        243
    9.36    (4.6)     1,413,685     1.18         N/A           0.83         266
    8.45    13.1         57,527     2.17         N/A          (0.58)        265
    7.47    41.5         56,880     2.32         N/A          (1.14)        261
    5.28   (29.3)        45,633     2.23         N/A          (1.62)        223
    7.47   (16.8)        78,744     2.13         N/A          (1.14)        243
    9.02    (5.2)       107,594     1.93         N/A           0.08         266
    8.45    13.1          3,214     2.17         N/A          (0.58)        265
    7.47    41.8          2,647     2.32         N/A          (1.14)        261
    5.27   (29.5)         2,187     2.23         N/A          (1.62)        223
    7.47   (16.8)         4,162     2.13         N/A          (1.14)        243
    9.02    (5.2)         5,830     1.93         N/A           0.08         266


--------------------------------------------------------------------------------
                                                                             61

                                    [GRAPHIC]




Financial Performance


For a share outstanding throughout each period.


                        Income (loss) from investment operations:                   Less distributions:
                        ----------------------------------------  ----------------------------------------------------

              Net asset
               value,      Net        Net realized                  Dividends    Distributions
              beginning investment   and unrealized   Total from       from        from net
                 of       income     gain (loss) on   investment  net investment   realized        Total      Redemption
               period   (loss)(b)     investments     operations      income     capital gains distributions     fee
              --------- ----------   --------------   ----------  -------------- ------------- ------------- ----------

HANSBERGER INTERNATIONAL FUND
Class A
12/31/2004       $15.07    $ 0.02         $ 2.03         $ 2.05         $  --          $  --         $  --       $0.00(e)
12/31/2003        10.84     (0.04)          4.27           4.23            --             --            --          --
12/31/2002        13.02     (0.05)         (2.08)         (2.13)        (0.05)            --         (0.05)         --
12/31/2001        14.42      0.13          (1.42)         (1.29)        (0.03)         (0.08)        (0.11)         --
12/31/2000        19.90     (0.02)         (2.43)         (2.45)           --          (3.03)        (3.03)         --
Class B
12/31/2004        14.06     (0.09)          1.88           1.79            --             --            --        0.00(e)
12/31/2003        10.19     (0.12)          3.99           3.87            --             --            --          --
12/31/2002        12.32     (0.14)         (1.94)         (2.08)        (0.05)            --         (0.05)         --
12/31/2001        13.74      0.03          (1.36)         (1.33)        (0.01)         (0.08)        (0.09)         --
12/31/2000        19.26     (0.16)         (2.33)         (2.49)           --          (3.03)        (3.03)         --
Class C
12/31/2004        14.06     (0.09)          1.89           1.80            --             --            --        0.00(e)
12/31/2003        10.19     (0.12)          3.99           3.87            --             --            --          --
12/31/2002        12.33     (0.14)         (1.95)         (2.09)        (0.05)            --         (0.05)         --
12/31/2001        13.75      0.03          (1.36)         (1.33)        (0.01)         (0.08)        (0.09)         --
12/31/2000        19.27     (0.16)         (2.33)         (2.49)           --          (3.03)        (3.03)         --

HARRIS ASSOCIATES FOCUSED VALUE FUND
Class A
12/31/2004       $11.79    $(0.02)        $ 1.29         $ 1.27          $ --           $ --          $ --       $0.00(e)
12/31/2003         9.24     (0.03)          2.58           2.55            --             --            --          --
12/31/2002        10.96     (0.03)         (1.69)         (1.72)           --             --            --          --
12/31/2001(f)     10.00     (0.01)          0.97           0.96            --             --            --          --
Class B
12/31/2004        11.55     (0.11)          1.25           1.14            --             --            --        0.00(e)
12/31/2003         9.12     (0.10)          2.53           2.43            --             --            --          --
12/31/2002        10.90     (0.11)         (1.67)         (1.78)           --             --            --          --
12/31/2001(f)     10.00     (0.07)          0.97           0.90            --             --            --          --
Class C
12/31/2004        11.55     (0.11)          1.25           1.14            --             --            --        0.00(e)
12/31/2003         9.12     (0.10)          2.53           2.43            --             --            --          --
12/31/2002        10.90     (0.11)         (1.67)         (1.78)           --             --            --          --
12/31/2001(f)     10.00     (0.07)          0.97           0.90            --             --            --          --



(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares, and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.


(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

(c)Had certain expenses not been reduced during the period total return would have been lower.



(d)The investment adviser waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expense ratios would have been higher.




(e)Amount rounds to less than a $0.01 per share.




--------------------------------------------------------------------------------
62

                                            Ratios to average net assets:
                                       --------------------------------------

Net asset                  Net assets,           Expenses after
  value,        Total        end of              reimbursement/ Net investment Portfolio
  end of        return     the period  Expenses      waiver         income     turnover
the period      (%)(a)       (000's)   (%)(g)(h)     (%)(g)     (loss) (%)(g)  rate (%)
----------   ---------     ----------- --------- -------------- -------------- ---------

   $17.12         13.6(c)    $ 73,707       1.92        1.91(d)        0.14           81
    15.07         39.0(c)      59,762       2.32        2.30(d)       (0.34)          92
    10.84        (16.4)        50,053       2.19         N/A          (0.45)          91
    13.02         (9.0)        71,536       2.12         N/A           0.98          110
    14.42        (12.2)       102,507       2.01         N/A          (0.13)         175
    15.85         12.7(c)      45,213       2.67        2.66(d)       (0.60)          81
    14.06         38.0(c)      60,296       3.07        3.05(d)       (1.09)          92
    10.19        (17.0)        53,306       2.94         N/A          (1.20)          91
    12.32         (9.7)        82,861       2.87         N/A           0.23          110
    13.74        (12.8)       114,450       2.76         N/A          (0.88)         175
    15.86         12.8(c)      17,046       2.67        2.66(d)       (0.63)          81
    14.06         38.0(c)      12,557       3.07        3.05(d)       (1.09)          92
    10.19        (17.0)        11,013       2.94         N/A          (1.20)          91
    12.33         (9.7)        16,493       2.87         N/A           0.23          110
    13.75        (12.8)        23,949       2.76         N/A          (0.88)         175

   $13.06         10.8       $108,042       1.70         N/A          (0.15)          26
    11.79         27.6(c)      95,957       1.84        1.70(d)       (0.28)          30
     9.24        (15.7)(c)     68,660       1.79        1.70(d)       (0.35)          12
    10.96          9.6(c)      45,987       2.08        1.70(d)       (0.08)          10
    12.69          9.9        110,275       2.45         N/A          (0.90)          26
    11.55         26.6(c)     107,017       2.59        2.45(d)       (1.03)          30
     9.12        (16.3)(c)     85,794       2.54        2.45(d)       (1.10)          12
    10.90          9.0(c)      62,671       2.83        2.45(d)       (0.83)          10
    12.69          9.9        144,780       2.45         N/A          (0.90)          26
    11.55         26.6(c)     124,427       2.59        2.45(d)       (1.03)          30
     9.12        (16.3)(c)     86,269       2.54        2.45(d)       (1.10)          12
    10.90          9.0(c)      34,406       2.83        2.45(d)       (0.86)          10





(f)For the period March 15, 2001, (inception) through December 31, 2001.


(g)Computed on an annualized basis for periods less than one year.




(h)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses. Previously, expenses in this table were presented net of such waivers and/or reimbursements.


--------------------------------------------------------------------------------
                                                                             63

                                    [GRAPHIC]





Financial Performance


For a share outstanding throughout each period.


                                       Income (loss) from investment operations:     Less distributions:
                                       ----------------------------------------  --------------------------
                    Net asset             Net        Net realized                Distributions
                      value,           investment   and unrealized   Total from    from net
                   beginning of          income     gain (loss) on   investment    realized        Total
                      period           (loss) (b)    investments     operations  capital gains distributions
                   ------------        ----------   --------------   ----------  ------------- -------------

HARRIS ASSOCIATES LARGE CAP VALUE FUND
Class A
12/31/2004            $12.25             $ 0.04         $ 1.08         $ 1.12       $   --        $   --
12/31/2003              9.42               0.01           2.82           2.83           --            --
12/31/2002             11.78               0.01          (2.37)         (2.36)          --            --
12/31/2001             13.79              (0.01)         (2.00)         (2.01)          --            --
12/31/2000             15.33               0.01          (1.09)         (1.08)       (0.46)        (0.46)
Class B
12/31/2004             11.64              (0.05)          1.03           0.98           --            --
12/31/2003              9.02              (0.07)          2.69           2.62           --            --
12/31/2002             11.37              (0.07)         (2.28)         (2.35)          --            --
12/31/2001             13.40              (0.10)         (1.93)         (2.03)          --            --
12/31/2000             15.03              (0.10)         (1.07)         (1.17)       (0.46)        (0.46)
Class C
12/31/2004             11.63              (0.05)          1.02           0.97           --            --
12/31/2003              9.01              (0.07)          2.69           2.62           --            --
12/31/2002             11.36              (0.07)         (2.28)         (2.35)          --            --
12/31/2001             13.38              (0.10)         (1.92)         (2.02)          --            --
12/31/2000             15.01              (0.10)         (1.07)         (1.17)       (0.46)        (0.46)

IXIS U.S. DIVERSIFIED PORTFOLIO
Class A
12/31/2004            $16.61             $(0.12)        $ 2.26         $ 2.14       $   --        $   --
12/31/2003             12.43              (0.13)          4.31           4.18           --            --
12/31/2002             15.90              (0.11)         (3.36)         (3.47)          --            --
12/31/2001             17.55              (0.05)         (1.59)         (1.64)       (0.01)        (0.01)
12/31/2000             24.50              (0.06)         (3.87)         (3.93)       (3.02)        (3.02)
Class B
12/31/2004             15.06              (0.23)          2.04           1.81           --            --
12/31/2003             11.35              (0.22)          3.93           3.71           --            --
12/31/2002             14.64              (0.20)         (3.09)         (3.29)          --            --
12/31/2001             16.29              (0.16)         (1.48)         (1.64)       (0.01)        (0.01)
12/31/2000             23.14              (0.22)         (3.61)         (3.83)       (3.02)        (3.02)
Class C
12/31/2004             15.08              (0.23)          2.04           1.81           --            --
12/31/2003             11.37              (0.22)          3.93           3.71           --            --
12/31/2002             14.66              (0.20)         (3.09)         (3.29)          --            --
12/31/2001             16.30              (0.16)         (1.47)         (1.63)       (0.01)        (0.01)
12/31/2000             23.16              (0.22)         (3.62)         (3.84)       (3.02)        (3.02)


(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares, and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)The investment adviser waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expense ratios would have been higher.
(d)Had certain expenses not been reduced during the period, total return would have been lower.


(e)Portfolio turnover excludes the impact of assets as a result of a merger with another Fund.





(f)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses. Previously expenses in this table were presented net of such waivers and/or reimbursements.






--------------------------------------------------------------------------------
64

                                           Ratios to average net assets:
                                      --------------------------------------
Net asset                 Net assets,           Expenses after
  value,        Total       end of              reimbursement/ Net investment  Portfolio
  end of        return    the period  Expenses      waiver         income      turnover
the period      (%)(a)      (000's)    (%)(f)        (%)         (loss) (%)    rate (%)
----------   ---------    ----------- --------- -------------- -------------- ---------

   $13.37          9.1(d)   $222,434       1.49        1.30(c)        0.30           27
    12.25         30.0(d)    215,259       1.62        1.45(c)        0.07           30(e)
     9.42        (20.0)      130,751       1.56         N/A           0.07          195
    11.78        (14.6)      211,138       1.46         N/A          (0.05)         154
    13.79         (7.3)      290,714       1.31         N/A           0.04          139
    12.62          8.4(d)     79,949       2.24        2.05(c)       (0.46)          27
    11.64         29.1(d)     91,085       2.37        2.20(c)       (0.69)          30(e)
     9.02        (20.7)       71,436       2.31         N/A          (0.68)         195
    11.37        (15.1)      120,361       2.21         N/A          (0.80)         154
    13.40         (8.1)      165,767       2.06         N/A          (0.71)         139
    12.60          8.3(d)     26,392       2.24        2.05(c)       (0.42)          27
    11.63         29.1(d)     15,553       2.37        2.20(c)       (0.69)          30(e)
     9.01        (20.7)        6,440       2.31         N/A          (0.68)         195
    11.36        (15.1)       10,553       2.21         N/A          (0.80)         154
    13.38         (8.1)       19,373       2.06         N/A          (0.71)         139

   $18.75         12.9      $392,726       1.87         N/A          (0.71)         104
    16.61         33.6       354,755       1.99         N/A          (0.94)         102
    12.43        (21.8)      269,180       1.89         N/A          (0.75)          95
    15.90         (9.4)      389,405       1.83         N/A          (0.31)         183
    17.55        (17.0)      525,479       1.62         N/A          (0.25)         524
    16.87         12.0       223,349       2.62         N/A          (1.50)         104
    15.06         32.7       272,533       2.74         N/A          (1.69)         102
    11.35        (22.5)      282,361       2.64         N/A          (1.50)          95
    14.64        (10.1)      491,614       2.58         N/A          (1.06)         183
    16.29        (17.6)      649,107       2.37         N/A          (1.00)         524
    16.89         12.0        58,883       2.62         N/A          (1.48)         104
    15.08         32.6        60,783       2.74         N/A          (1.69)         102
    11.37        (22.4)       54,291       2.64         N/A          (1.50)          95
    14.66        (10.0)       87,245       2.58         N/A          (1.06)         183
    16.30        (17.6)      118,921       2.37         N/A          (1.00)         524


--------------------------------------------------------------------------------
                                                                             65

                                    [GRAPHIC]




Financial Performance


For a share outstanding throughout each period


                         Income (loss) from investment operations:                  Less distributions:
                         ---------------------------------------   --------------------------------------------------
             Net asset       Net          Net realized               Dividends    Distributions
               value,     investment     and unrealized Total from      from        from net
            beginning of    income       gain (loss) on investment net investment   realized        Total     Redemption
               period       (loss)        investments   operations     income     capital gains distributions    Fee
            ------------ ----------      -------------- ---------- -------------- ------------- ------------- ----------

IXIS VALUE
 FUND
Class A
12/31/2004     $ 8.16      $ 0.00(b)(c)      $ 0.93       $ 0.93       $  --         $(0.17)       $(0.17)      $  --
12/31/2003       6.20       (0.01)(b)          1.97         1.96          --             --            --          --
12/31/2002       7.70       (0.01)(b)         (1.49)       (1.50)         --             --            --          --
12/31/2001       7.60       (0.02)(b)          0.12         0.10          --             --            --          --
12/31/2000       7.45        0.01              0.14         0.15        0.00(c)          --          0.00(c)       --
Class B
12/31/2004       7.57       (0.06)(b)          0.87         0.81          --          (0.17)        (0.17)         --
12/31/2003       5.80       (0.06)(b)          1.83         1.77          --             --            --          --
12/31/2002       7.26       (0.06)(b)         (1.40)       (1.46)         --             --            --          --
12/31/2001       7.22       (0.07)(b)          0.11         0.04          --             --            --          --
12/31/2000       7.13       (0.04)             0.13         0.09        0.00(c)          --          0.00(c)       --
Class C
12/31/2004       7.57       (0.05)(b)          0.86         0.81          --          (0.17)        (0.17)         --
12/31/2003       5.80       (0.06)(b)          1.83         1.77          --             --            --          --
12/31/2002       7.26       (0.06)(b)         (1.40)       (1.46)         --             --            --          --
12/31/2001       7.22       (0.07)(b)          0.11         0.04          --             --            --          --
12/31/2000       7.14       (0.05)             0.13         0.08        0.00(c)          --          0.00(c)       --

VAUGHAN NELSON SMALL CAP
 VALUE FUND
Class A
12/31/2004     $13.94      $(0.13)(b)        $ 2.26       $ 2.13       $  --         $   --        $   --       $0.00(c)
12/31/2003      10.05       (0.19)(b)          4.08         3.89          --             --            --          --
12/31/2002      14.52       (0.21)(b)         (4.26)       (4.47)         --             --            --          --
12/31/2001      16.51       (0.21)(b)         (1.78)       (1.99)         --             --            --          --
12/31/2000      23.42       (0.28)            (2.30)       (2.58)         --          (4.33)        (4.33)         --
Class B
12/31/2004      13.08       (0.22)(b)          2.11         1.89          --             --            --        0.00(c)
12/31/2003       9.51       (0.26)(b)          3.83         3.57          --             --            --          --
12/31/2002      13.84       (0.28)(b)         (4.05)       (4.33)         --             --            --          --
12/31/2001      15.86       (0.30)(b)         (1.72)       (2.02)         --             --            --          --
12/31/2000      22.85       (0.44)            (2.22)       (2.66)         --          (4.33)        (4.33)         --
Class C
12/31/2004      13.09       (0.22)(b)          2.11         1.89          --             --            --        0.00(c)
12/31/2003       9.51       (0.26)(b)          3.84         3.58          --             --            --          --
12/31/2002      13.84       (0.28)(b)         (4.05)       (4.33)         --             --            --          --
12/31/2001      15.86       (0.30)(b)         (1.72)       (2.02)         --             --            --          --
12/31/2000      22.85       (0.44)            (2.22)       (2.66)         --          (4.33)        (4.33)         --


(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares, and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)Amount rounds to less than $0.01 per share.



(d)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses. Previously, expenses in this table were presented net of such waivers and/or reimbursements.


--------------------------------------------------------------------------------
66

                                      Ratios to average net assets:
                                      ---------------------------
        Net asset         Net assets,
          value,   Total    end of                 Net investment   Portfolio
          end of   return the period  Expenses         income       turnover
        the period (%)(a)   (000's)     (%)          (loss)(%)       rate(%)
        ---------- ------ ----------- --------     --------------   ---------

           $8.92    11.4   $105,359     1.66            0.03            56
            8.16    31.6    110,228     1.81           (0.15)           75
            6.20   (19.5)    99,894     1.68           (0.21)           67
            7.70     1.3    137,855     1.64           (0.28)           77
            7.60     2.0    154,179     1.62            0.10           129
            8.21    10.7     27,804     2.41           (0.72)           56
            7.57    30.5     30,029     2.56           (0.90)           75
            5.80   (20.1)    27,808     2.43           (0.96)           67
            7.26     0.6     44,325     2.39           (1.03)           77
            7.22     1.3     45,364     2.37           (0.65)          129
            8.21    10.7      3,079     2.41           (0.70)           56
            7.57    30.5      2,134     2.56           (0.90)           75
            5.80   (20.1)     2,047     2.43           (0.96)           67
            7.26     0.6      2,833     2.39           (1.03)           77
            7.22     1.1      2,496     2.40           (0.68)          129

          $16.07    15.3   $ 45,138     2.01(d)        (0.89)          172
           13.94    38.7     45,442     2.33(d)        (1.69)          156
           10.05   (30.8)    38,441     2.13(d)        (1.72)          160
           14.52   (12.1)    69,873     2.08(d)        (1.43)          174
           16.51   (12.2)    89,714     1.88(d)        (1.19)          216
           14.97    14.5     54,652     2.76(d)        (1.65)          172
           13.08    37.5     55,662     3.08(d)        (2.44)          156
            9.51   (31.3)    46,215     2.88(d)        (2.47)          160
           13.84   (12.7)    82,060     2.83(d)        (2.18)          174
           15.86   (12.9)   107,083     2.63(d)        (1.94)          216
           14.98    14.4     13,549     2.76(d)        (1.63)          172
           13.09    37.6     12,042     3.08(d)        (2.44)          156
            9.51   (31.3)    10,930     2.88(d)        (2.47)          160
           13.84   (12.7)    22,047     2.83(d)        (2.18)          174
           15.86   (12.9)    28,090     2.63(d)        (1.94)          216


--------------------------------------------------------------------------------
                                                                             67

                                    [GRAPHIC]




Financial Performance


For a share outstanding throughout each period.

                                       Income (loss) from investment operations:     Less distributions:
                                       ---------------------------------------   --------------------------

                             Net asset
                              value,      Net         Net realized               Distributions
                             beginning investment    and unrealized  Total from    from net
                                of       income      gain (loss) on  investment    realized        Total
                              period    loss(b)       investments    operations  capital gains distributions
                             --------- ----------    --------------  ----------  ------------- -------------

WESTPEAK CAPITAL GROWTH FUND
Class A
12/31/2004                    $10.87     $(0.02)(c)      $ 0.58        $ 0.56       $   --        $   --
12/31/2003                      8.58      (0.08)           2.37          2.29           --            --
12/31/2002                     11.93      (0.09)          (3.26)        (3.35)          --            --
12/31/2001                     15.04      (0.13)          (2.95)        (3.08)       (0.03)        (0.03)
12/31/2000                     22.86      (0.18)          (4.14)        (4.32)       (3.50)        (3.50)
Class B
12/31/2004                      9.52      (0.09)(c)        0.51          0.42           --            --
12/31/2003                      7.56      (0.13)           2.09          1.96           --            --
12/31/2002                     10.61      (0.15)          (2.90)        (3.05)          --            --
12/31/2001                     13.47      (0.20)          (2.63)        (2.83)       (0.03)        (0.03)
12/31/2000                     21.06      (0.32)          (3.77)        (4.09)       (3.50)        (3.50)
Class C
12/31/2004                      9.50      (0.09)(c)        0.51          0.42           --            --
12/31/2003                      7.56      (0.13)           2.07          1.94           --            --
12/31/2002                     10.60      (0.14)          (2.90)        (3.04)          --            --
12/31/2001                     13.47      (0.20)          (2.64)        (2.84)       (0.03)        (0.03)
12/31/2000                     21.06      (0.32)          (3.77)        (4.09)       (3.50)        (3.50)


(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares, and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)Includes special one-time distribution from Microsoft Corp. Without this distribution, net investment loss per share would have been $(0.08), $(0.14) and $(0.14) for Class A, Class B and Class C shares, respectively, and the ratio of net investment loss to average net assets would have been (0.76)%, (1.52)% and (1.51)% for Class A, Class B and Class C shares, respectively.

--------------------------------------------------------------------------------
68

                                      Ratios to average net assets:
                                      -------------------------

        Net asset         Net assets,
          value,   Total    end of                Net investment    Portfolio
          end of   return the period  Expenses        income        turnover
        the period (%)(a)   (000's)     (%)         (loss) (%)      rate (%)
        ---------- ------ ----------- --------    --------------    ---------

          $11.43     5.2   $ 57,420     1.89          (0.18)(c)        121
           10.87    26.7     63,380     1.93          (0.85)           107
            8.58   (28.1)    58,729     1.75          (0.84)           103
           11.93   (20.5)    98,412     1.62          (0.99)            90
           15.04   (19.5)   143,425     1.40          (0.80)           118
            9.94     4.4     12,916     2.64          (0.97)(c)        121
            9.52    25.9     16,485     2.68          (1.60)           107
            7.56   (28.8)    16,267     2.50          (1.59)           103
           10.61   (21.0)    35,409     2.37          (1.74)            90
           13.47   (20.1)    56,884     2.15          (1.55)           118
            9.92     4.4      1,013     2.64          (0.94)(c)        121
            9.50    25.7      1,174     2.68          (1.60)           107
            7.56   (28.7)       847     2.50          (1.59)           103
           10.60   (21.1)     1,745     2.37          (1.74)            90
           13.47   (20.1)     2,487     2.15          (1.55)           118

--------------------------------------------------------------------------------
                                                                             69

Glossary of Terms

American Depositary Receipts (ADRs) -- Instruments issued by U.S. banks that represent an interest in equity securities held by arrangement with the bank. These instruments can be either "sponsored" or "unsponsored." Sponsored depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depositary receipts are arranged without involvement by the issuer of the underlying equity securities.

Bid price -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Bottom-up analysis -- The analysis of potential performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

Capital gain distributions -- Payments to a Fund's shareholders of net profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

Credit rating -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc. ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's, are generally considered investment grade.

Debt-to-Total Capital Ratio -- Total debt (current and long-term) divided by total capital (debt and equity). This ratio provides information regarding the extent of a company's reliance on debt financing. A high ratio indicates a high degree of financial leverage and a high degree of risk.

Derivative -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Discounted price -- The difference between a bond's current market price and its face or redemption value.

Diversification -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Dividend yield -- The current or estimated annual dividend divided by the market price per share of a security.

Duration -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

Earnings growth -- A pattern of increasing rates of growth in earnings per share from one period to another, which usually causes a stock's price to rise.


European Depositary Receipts (EDRs) -- Instruments issued by European banks that represent an interest in equity securities held by arrangement with the bank. These instruments can be either "sponsored" or "unsponsored." Sponsored depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depositary receipts are arranged without involvement by the issuer of the underlying equity securities.


FFO Multiple -- The price per share of a REIT divided by its Funds from Operations (FFO). The FFO of a REIT is the measure of its operating performance showing its net income plus depreciation of real estate and excluding gains or losses from sales of property or debt restructuring.

Fundamental analysis -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.


Global Depositary Receipts (GDRs) -- Instruments issued by companies and offered in many markets around the world that represent an interest in equity securities held by arrangement with the bank. These instruments can be either "sponsored" or "unsponsored." Sponsored depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depositary receipts are arranged without involvement by the issuer of the underlying equity securities.


Growth investing -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

Income distributions -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

Inflation -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

--------------------------------------------------------------------------------
70

Interest rate -- Rate of interest charged for the use of money, usually expressed at an annual rate.

Market capitalization -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.

Maturity -- The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net assets -- A Fund's assets minus its liabilities. With respect to the Funds that have a policy to invest 80% of their net assets in particular kinds of securities, "net assets" as used in such policies means net assets plus any borrowings made for investment purposes.

Net asset value (NAV) per share -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

Price-to-book value ratio -- Current market price of a stock divided by its book value. Some firms use the inverse ratio for this calculation (i.e., book-to-price ratio).

Price-to-earnings ratio -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. The ratio may be calculated using "trailing" earnings or estimates of future (or "forward") earnings. Some firms use the inverse ratio for this calculation (i.e., earnings-to-price ratio).

Qualitative analysis -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategies.

Return on equity -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. This tells common shareholders how effectively their money is being employed.

Rule 144A securities -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a Fund's trustees, that a particular issue of Rule 144A securities is liquid.

Target price -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.

Technical analysis -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

Top-down approach -- The method in which an investor first looks at trends in the general economy, and next selects industries and then companies that the investor believes should benefit from those trends.

Total return -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of a Fund.

Value investing -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

Volatility -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield -- The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

Yield-to-maturity -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

--------------------------------------------------------------------------------
                                                                             71

If you would like more information about the Funds, the following documents are available free upon request:
  Annual and Semiannual Reports -- Provide additional information about each Fund's investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
Statement of Additional Information (SAI) -- Provides more detailed information about the Funds and their investment limitations and policies, has been filed with the SEC and is incorporated into this Prospectus by reference.
 To order a free copy of the Funds' annual or semiannual report or their SAI, and to make shareholder inquiries generally, contact your financial representative, or the Funds at:
   IXIS Asset Management Distributors, L.P., 399 Boylston Street, Boston, MA 02116 Telephone: 800-225-5478 The Funds' annual and semi-annual reports and SAIs are also available on the Funds' website at: www.ixisadvisorfunds.com
         Important Notice Regarding Delivery of Shareholder Documents:
In our continuing effort to reduce your fund's expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.
   Your financial representative or IXIS Advisor Funds will also be happy to answer your questions or to provide any additional information that you may require.

 Information about the Funds, including their reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Funds' reports and SAI are available free from the
   EDGAR Database on the SEC's Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the
         SEC's Public Reference Section, Washington, D.C. 20549-0102.

 Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090.

  Portfolio Holdings -- A description of Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the SAI.

 IXIS Asset Management Distributors, L.P. (IXIS Distributors), and other firms selling shares of IXIS Advisor Funds are members of the National Association of Securities Dealers, Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at
           800-289-9999 or by visiting its Web site at www.NASD.com.
 IXIS Distributors distributes the IXIS Advisor Funds and Loomis Sayles Funds.
      If you have a complaint concerning IXIS Distributors or any of its representatives or associated persons, please direct it to IXIS Asset
   Management Distributors, L.P., Attn: Director of Compliance, 399 Boylston
       Street - 6th Floor, Boston, MA 02116 or call us at 800-225-5478.

                  (Investment Company Act File No. 811-04323)
                  (Investment Company Act File No. 811-00242)
                  (Investment Company Act File No. 811-07345)
                  (Investment Company Act File No. 811-09945)




                                   XS51-0505

                               [LOGO]

                          IXIS ADVISOR FUNDS


WHAT'S INSIDE

Goals, Strategies & Risks  Page 2

Fund Fees & Expenses..... Page 20

Management Team.......... Page 24

Fund Services............ Page 30

Financial Performance.... Page 40



  IXIS Advisor Equity Funds - Class Y

[LOGO]

 AEW

[LOGO] Capital Growth
Management

[LOGO] HANSBERGER

[LOGO] HARRIS ASSOCIATES L.P.
Advisor to The Oakmark Family of Funds

[LOGO] LOOMIS SAYLES & COMPANY, L.P.

[LOGO] MERCURYADVISORS

[LOGO] VAUGHAN NELSON
INVESTMENT MANAGEMENT
AEW Real Estate Fund
 AEW Management and Advisors, L.P.

CGM Advisor Targeted Equity Fund


 Capital Growth Management Limited Partnership

Hansberger International Fund
 Hansberger Global Investors, Inc.

Harris Associates Large Cap Value Fund
 Harris Associates L.P.


IXIS U.S. Diversified Portfolio


(formerly named CDC Nvest Star Advisers Fund)


 Harris Associates L.P.


 Loomis, Sayles & Company, L.P.


 Mercury Advisors


Vaughan Nelson Small Cap Value Fund


 Vaughan Nelson Investment Management, L.P.

                                                                     Prospectus
                                                                    May 1, 2005

The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call IXIS Advisor Funds.

IXIS Advisor Funds
P.O. Box 219579, Kansas City, MO 64121-9579
800-225-5478
www.ixisadvisorfunds.com

Table of Contents


Goals, Strategies & Risks
AEW Real Estate Fund......................................................... 2
CGM Advisor Targeted Equity Fund............................................. 5
Hansberger International Fund................................................ 7
Harris Associates Large Cap Value Fund...................................... 10
IXIS U.S. Diversified Portfolio............................................. 12
Vaughan Nelson Small Cap Value Fund......................................... 17
Fund Fees & Expenses
Fund Fees & Expenses........................................................ 20
More About Risk
More About Risk............................................................. 22
Management Team
Meet the Funds' Investment Advisers and Subadvisers......................... 24
Meet the Funds' Portfolio Managers.......................................... 27
Fund Services
It's Easy to Open an Account................................................ 30
Buying Shares............................................................... 31
Selling Shares.............................................................. 32
Selling Shares in Writing................................................... 33
Exchanging Shares........................................................... 33
Restrictions on Buying, Selling and Exchanging Shares....................... 34
How Fund Shares Are Priced.................................................. 36
Dividends and Distributions................................................. 37
Tax Consequences............................................................ 38
Compensation to Securities Dealers.......................................... 39
Financial Performance
Financial Performance....................................................... 40
Glossary of Terms
Glossary of Terms........................................................... 44


If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Funds, please refer to the section "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

                                    [GRAPHIC]



Goals, Strategies & Risks
AEW Real Estate Fund

Adviser:  AEW Management and Advisors, L.P. ("AEW")
Manager:  Matthew A. Troxell
Category: Mid-Cap Equity

Ticker Symbol: Class Y
               -------
               NRFYX

 Investment Goal

The Fund seeks to provide investors with above-average income and long-term growth of capital.

 Principal Investment Strategies


Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments of real estate investment trusts ("REITs") and/or real estate-related companies. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect. REITs are generally dedicated to owning, and usually operating, income-producing real estate, or dedicated to financing real estate. The Fund primarily invests in equity REITs, which own or lease real estate and derive their income primarily from rental income. Real estate-related companies are those companies whose principal activity involves the development, ownership, construction, management or sale of real estate; companies with significant real estate holdings; and companies that provide products or services related to the real estate industry.

AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate equity securities is dependent upon the performance of the underlying real estate assets and company management as well as the overall influence of capital markets. Consequently, when selecting securities for the Fund, AEW draws upon the combined expertise of its securities, real estate and research professionals.
When selecting investments for the Fund, AEW generally considers the following factors that it believes help to identify those companies whose shares represent the greatest value and price appreciation potential:
.. Valuation: AEW has developed a proprietary model to assess the relative value of each stock in the Fund's investment universe. This model is designed to estimate what an issuer's anticipated cash flows are worth to a stock investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW to identify stocks that it believes trade at discounts to either or both of these model values relative to similar stocks. AEW will consider selling a security once it believes that there is greater relative value in other securities in the Fund's investment universe.

.. Price: AEW examines the historic pricing of each company in the Fund's universe of potential investments in order to identify stocks that it believes are out of favor. Those stocks that have under-performed in price, either in absolute terms or relative to the Fund's universe in general, are typically of greater interest, provided AEW can identify and disagree with the sentiment that caused the underperformance.

.. Income: AEW further evaluates companies and REITs by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.
.. Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security in the future. These catalysts can be macro-economic, market-driven or company-specific in nature.
The Fund may also:
.. Hold cash and/or invest up to 100% of its assets in U.S. government securities or money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's portfolio holdings, which is updated monthly after an aging period of at least 60 days, is available on the Fund's website at www.ixisadvisorfunds.com Please see the back cover of the prospectus for more information on obtaining a copy of the Fund's annual or semiannual report.

 Principal Investment Risks

Equity securities: Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to market risks. This means that you may lose money on your investment due to sudden, unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole.

--------------------------------------------------------------------------------
2

Real estate securities/REITs: Because the Fund concentrates its investments in the real estate industry, the Fund's performance will be dependent in part on the performance of the real estate market and the real estate industry in general. The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs' managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.
Small-cap companies: Companies in the real estate industry, including REITs, in which the Fund may invest may have relatively small market capitalizations. Small-cap companies and REITs, which AEW considers to be those with market capitalizations of $1 billion or less, tend to have more limited markets and resources than companies with larger market capitalizations. Consequently, share prices of small-cap companies and REITs can be more volatile than, and perform differently from, larger company stocks.


For additional information see the section "More About Risk."

 Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year and since inception periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since its first full year of operations.


                                    [CHART] (up triangle) Highest Quarterly Return: Fourth
                                                          Quarter 2004, up 16.19%
              (total return)                (down triangle) Lowest Quarterly Return: Third
                                                            Quarter 2002, down 8.66%
        2001   2002    2003    2004
       ------  -----  ------  ------
       13.31%  3.59%  36.61%  34.12%



The Fund's Class Y shares total return year-to-date as of March 31, 2005 was -7.00%.


--------------------------------------------------------------------------------
                                                                             3

The table below shows the Fund's average annual total returns (before and after taxes) for the one-year and since inception periods compared to those of the Morgan Stanley REIT Index, an unmanaged index of the most actively traded real estate investment trusts designed to measure real estate equity performance. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Morgan Stanley REIT Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.



                                                                            Since Class
Average Annual Total Returns                                                 Inception
(for the periods ended December 31, 2004)                       Past 1 Year  (8/31/00)
Class Y - Return Before Taxes                                     34.12%      21.65%
   Return After Taxes on Distributions*                           32.37%      19.34%
   Return After Taxes on Distributions & Sales of Fund Shares*    23.07%      17.55%
Morgan Stanley REIT Index**                                       31.49%      20.57%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
** The returns of the Index do not reflect the effect of taxes.

For information about the Fund's expenses, see the section "Fund Fees &
Expenses."

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4

                                    [GRAPHIC]






Goals, Strategies & Risks

CGM Advisor Targeted Equity Fund

Adviser:  Capital Growth Management Limited
             Partnership ("CGM")
Manager:  G. Kenneth Heebner
Category: Large-Cap Equity

Ticker Symbol: Class Y
               -------
               NEGYX

 Investment Goal

The Fund seeks long-term growth of capital through investment in equity securities of companies whose earnings are expected to grow at a faster rate than that of the overall United States economy.

 Principal Investment Strategies


Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity investments. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect. The Fund will generally invest in a focused portfolio of common stocks of large capitalization companies that CGM expects will grow at a faster rate than that of the overall United States economy. When CGM believes that market conditions warrant, however, CGM may select stocks based upon overall economic factors such as the general economic outlook, the level and direction of interest rates and potential impact of inflation. The Fund will not invest in small capitalization companies.

In general, CGM seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
..  well-established, with records of above-average growth
..  promise of maintaining their leadership positions in their industries
..  likely to benefit from internal revitalization or innovations, changes in consumer demand, or basic economic forces
Rather than following a particular style, CGM employs a flexible approach and seeks to take advantage of opportunities as they arise. In making an investment decision, CGM generally employs the following methods:
.. It uses a top-down approach, meaning that it analyzes the overall economic factors that may affect a potential investment.
.. CGM then conducts a thorough analysis of certain industries and companies, evaluating the fundamentals of each on a case-by-case basis and focusing on companies that it determines are attractively valued.
.. CGM's ultimate decision to purchase a security results from a thorough assessment of all of the information that CGM deems to be relevant at the time of investment.
.. CGM will sell a stock if it determines that its investment expectations are not being met, if better opportunities are identified or if its price objective has been attained.
The Fund may also:
.. Invest a significant portion of its assets in a single industry sector.
.. Invest in foreign securities.
.. Invest in other investment companies, to the extent permitted by the
  Investment Company Act of 1940.
.. Invest in real estate investment trusts ("REITs").
.. Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs, which may lower the Fund's return.
.. Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's portfolio holdings, which is updated monthly after an aging period of at least 60 days, is available on the Fund's website at www.ixisadvisorfunds.com Please see the back cover of the prospectus for more information on obtaining a copy of the Fund's annual or semiannual report.

 Principal Investment Risks


Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Although the Fund is diversified, its focused approach means that its relatively small number of holding may result in greater share price fluctuations that a more diversified mutual fund. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations.

Focused investment risk: Because the Fund may invest in a small number of industries, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.

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                                                                             5

Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities.
Investments in other investment companies: May indirectly bear service and other fees in addition to its own expenses.
REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.


For additional information see the section "More About Risk."

 Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and since inception periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since its first full year of operations.


                                    [CHART] (up triangle) Highest Quarterly Return: Fourth
(total return)                                            Quarter 1999, up 19.58%
                                            (down triangle) Lowest Quarterly Return: Third
 2000     2001     2002    2003    2004                     Quarter 2001, down 19.47%
------  -------  -------  ------  ------
-4.22%  -15.86%  -28.28%  43.34%  14.37%


The table below shows the Fund's average annual total returns (before and after taxes) for the one-year, five-year and since inception periods compared to those of the Standard and Poor's 500 Index ("S&P 500 Index"), a market value-weighted, unmanaged index of common stock prices for 500 selected stocks. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The S&P 500 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.



                                                                                         Since Class
Average Annual Total Returns                                                              Inception
(for the periods ended December 31, 2004)                       Past 1 Year Past 5 Years  (6/30/99)
Class Y - Return Before Taxes                                     14.37%       -1.07%       0.70%
   Return After Taxes on Distributions*                           14.37%       -1.77%      -0.87%
   Return After Taxes on Distributions & Sales of Fund Shares*     9.34%       -1.25%      -0.20%
S&P 500 Index**                                                   10.88%       -2.30%      -0.76%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
** The returns of the Index do not reflect the effect of taxes.

For information about the Fund's expenses, see the section "Fund Fees &
Expenses."

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6

                                    [GRAPHIC]



Goals, Strategies & Risks
Hansberger International Fund

Adviser:    IXIS Asset Management Advisors, L.P.
               ("IXIS Advisors")
Subadviser: Hansberger Global Investors, Inc.
               ("Hansberger")

Managers  Growth Segment: Barry A. Lockhart, Patrick H.
             Tan, Thomas R.H. Tibbles
          Value Segment: Ronald Holt, Robert Mazuelos,
             Lauretta Reeves
Category: International Equity

 Investment Goal

The Fund seeks long-term growth of capital. The Fund's investment goal may be changed without shareholder approval.

 Principal Investment Strategies

The Fund seeks to attain its goal by investing substantially all of its assets in equity securities. The Fund is an international mutual fund, which means that it seeks to invest in common stocks of companies located outside the United States. The Fund invests in small-, mid-, and large-capitalization companies and expects to diversify its assets across developed and emerging markets in Eastern and Western Europe, the Far East and Latin America.
The Fund may also:
.. Invest in convertible preferred stock and convertible debt securities.
.. Invest up to 35% of its assets in fixed-income securities, including government bonds as well as lower-quality debt securities.
.. Invest in real estate investment trusts ("REITs").
.. Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs, which may lower the Fund's return.
.. Purchase U.S. government securities, certificates of deposit, commercial paper, and/or high quality debt securities or hold cash for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.
Subject to the allocation policy adopted by the Fund's Board of Trustees, IXIS Advisors generally allocates capital invested in the Fund equally between its two segments which are managed by the subadviser as described below.
Growth Segment: In managing this segment, Hansberger follows a flexible investment policy that allows it to select those investments it believes are best suited to achieve the Fund's investment objective over the long term, using a disciplined, long-term approach to international investing. The segment will primarily invest in the equity securities of companies organized or headquartered outside of the United States. The segment will invest in at least three different countries and expects to be invested in more than three countries, including countries considered to be emerging market countries. In general, Hansberger seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
..  High secular growth
..  Superior profitability
..  Medium to large capitalizations, although there are no limitations on the size of the companies in which the segment may invest
In making investment decisions, Hansberger generally employs the following methods:
.. Securities are selected on the basis of fundamental company-by-company analysis.
.. In choosing equity instruments, Hansberger typically will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings and cash flow potential.
.. In addition, a company's valuation measures, including but not limited to price-to-earnings ratio and price-to-book ratio, will customarily be considered.
.. Hansberger seeks to control portfolio risk through top-down geographic and sector allocation.
Hansberger generally sells a security if its price target is met, the company's fundamentals change, or if the portfolio is fully invested and a better investment opportunity arises.
Value Segment: In managing this segment, Hansberger employs an intensive fundamental approach to selecting stocks. Hansberger seeks to identify stocks with a market value that is believed to be less than a company's intrinsic value, based on its long-term potential. Hansberger's investment approach integrates extensive research (both internal and external), proprietary valuation screens, and fundamental analysis of stocks with a long-term investment perspective. This analysis involves evaluating a company's prospects by focusing on such factors as: the quality of a company's management, the competitive position of a company within its industry, the financial strength of the company, the quality and growth potential of its earnings, and the outlook for the company's future based on these and other similar factors. Hansberger will also consider other factors in its analysis, including country and political risks as well as economic and market conditions.
Hansberger seeks to broaden the scope and increase the effectiveness of its fundamental analysis by searching for

--------------------------------------------------------------------------------
                                                                             7
undervalued stocks in many countries around the world. This global search provides Hansberger with more diverse opportunities and with the flexibility to shift portfolio investments, not only from company to company and industry to industry, but also from country to country, in search of undervalued stocks. Hansberger's objective is to identify undervalued securities, to hold them for the long term, and to achieve long-term capital growth as the marketplace realizes the value of these securities over time. Hansberger expects to typically invest in between 70 to 80 stocks, across a broad spectrum of market capitalizations. In terms of both industry representation and capitalization, the segment's holdings may differ significantly from those of the typical international equity fund. A stock is generally sold when share price rises above sell target and superior alternatives are found. Additionally, when selling a stock, Hansberger takes into account the structural company and industry specific factors, changes in shareholder orientation, as well as loss of confidence in management.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.ixisadvisorfunds.com Please see the back cover of the prospectus for more information on obtaining a copy of the Fund's annual or semiannual report.
 Principal Investment Risks

Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period
Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities (commonly known as "junk bonds") may be subject to these risks to a greater extent than other fixed-income securities. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.
Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.
REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.


For additional information see the section "More About Risk."


--------------------------------------------------------------------------------
8

 Evaluating the Fund's Past Performance



The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and since inception periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to March 1, 2004, the Fund had multiple subadvisers, including the current subadviser. The performance results shown below, for periods prior to that date, reflect results achieved by the previous subadvisers. The Fund's performance might have been different had the current advisory arrangements and investment strategies been in place for all periods shown.



Because the Fund did not have Class Y shares outstanding during the periods shown, the returns shown in the bar chart and average annual total returns table below are those of the Fund's Class A shares, which are not offered in this Prospectus. The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. Class Y shares would have substantially similar annual returns because they are invested in the same portfolio of securities as Class A shares and would only differ to the extent that the classes do not have the same expenses. The Class Y returns may be higher than the returns of Class A shares because Class A shares are subject to sales charges and higher expenses.



                                    [CHART]                             (up triangle) Highest Quarterly Return: Fourth
(total return)                                                                        Quarter 1999, up 24.05%
                                                                        (down triangle) Lowest Quarterly Return: Third
 1996    1997   1998    1999    2000     2001     2002    2003    2004                  Quarter 2002, down 20.60%
------  ------  -----  ------  -------  ------  -------  ------  ------
16.67%  12.68%  4.01%  37.63%  -12.22%  -8.98%  -16.42%  39.02%  13.60%




The table below shows how the average annual total returns for Class A shares of the Fund (before and after taxes) for the one-year, five-year and since inception periods compare to those of the Morgan Stanley Capital International Europe Australasia and Far East Index ("MSCI EAFE Index"), an unmanaged index of common stocks traded outside the U.S., and the Morgan Stanley Capital International All Country World Index ex-U.S. ("MSCI ACWI ex-U.S. Index"), a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The MSCI EAFE is the Fund's primary benchmark. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect returns after taxes on distributions only and also returns after taxes on distributions and sales of Fund shares. The MSCI EAFE Index and MSCI ACWI ex-U.S. Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.




                                                                                           Since
                                                                                          Class A
Average Annual Total Returns                                                             Inception
(for the periods ended December 31, 2004)                       Past 1 Year Past 5 Years (12/29/95)
Class A - Return Before Taxes                                      7.07%       -0.12%      7.20%
   Return After Taxes on Distributions*                            7.07%       -1.00%      6.14%
   Return After Taxes on Distributions & Sales of Fund Shares*     4.59%       -0.47%      5.80%
MSCI EAFE Index**                                                 20.70%       -0.80%      5.34%
MSCI ACWI ex-U.S. Index**                                         21.36%        0.02%      5.60%

*After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

** The returns of each Index do not reflect the effect of taxes. The since Class A inception returns for each Index are calculated from 12/31/95.


For information about the Fund's expenses, see the section "Fund Fees &
Expenses."

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                                                                             9

                                    [GRAPHIC]




Goals, Strategies & Risks

Harris Associates Large Cap Value Fund


Adviser:    IXIS Asset Management Advisors, L.P.
               ("IXIS Advisors")
Subadviser: Harris Associates L.P. ("Harris Associates")
Managers:   Robert M. Levy, Edward S. Loeb and
               Michael J. Mangan

Category: Large-Cap Equity

Ticker Symbol: Class Y
               -------
               NEOYX

 Investment Goal

The Fund seeks opportunities for long-term capital growth and income. The Fund's investment goal may be changed without shareholder approval.

 Principal Investment Strategies


Under normal market conditions, the Fund will invest substantially all its assets in common stock of large- and mid-capitalization companies in any industry. The Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in companies that have market capitalizations within the capitalization range of the Russell 1000 Index, a nationally recognized index of large-cap companies. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect.

Harris Associates uses a value investment philosophy in selecting equity securities. This philosophy is based upon the belief that, over time, a company's stock price converges with the company's true business value. By
"true business value," Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objectives.
The Fund may also:
.. Invest in foreign securities traded in U.S. markets (through American
  Depositary Receipts ("ADRs") or stocks sold in U.S. dollars). ADRs are securities issued by a U.S. bank that represent shares of a foreign company.
.. Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs, which may lower the Fund's return.
.. Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.ixisadvisorfunds.com Please see the back cover of the prospectus for more information on obtaining a copy of the Fund's annual or semiannual report.

 Principal Investment Risks

Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period.
Foreign securities: ADRs may be more volatile than U.S. securities and carry political, economic and information risks that are associated with foreign securities.


For additional information see the section "More About Risk."


--------------------------------------------------------------------------------
10

 Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and since inception periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund's current subadviser assumed that function on July 1, 2002. The performance results shown below, for periods prior to that date, reflect results achieved by different subadvisers under different investment strategies. The Fund's performance might have been different had the current subadvisory arrangements and investment strategies been in place for all periods shown.


The bar chart shows the Fund's total returns for Class Y shares for each calendar year since its first full year of operations.


                                    [CHART]    (up triangle) Highest Quarterly Return: Second
(total return)                                               Quarter 2003, up 20.20%
                                               (down triangle) Lowest Quarterly Return: Third
1999    2000    2001      2002    2003   2004                  Quarter 2001, down 16.94%
-----  ------  -------  -------  ------  -----
9.77%  -6.97%  -13.99%  -19.61%  30.76%  9.57%



The table below shows the Fund's average annual total returns (before and after taxes) for the one-year, five-year and since inception periods to those of the Russell 1000 Value Index, an unmanaged index measuring the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth rates. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Russell 1000 Value Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments.



                                                                                         Since Class
Average Annual Total Returns                                                              Inception
(for the periods ended December 31, 2004)                       Past 1 Year Past 5 Years (11/18/98)
Class Y - Return Before Taxes                                      9.57%       -1.62%       1.47%
   Return After Taxes on Distributions*                            9.57%       -1.85%       0.54%
   Return After Taxes on Distributions & Sales of Fund Shares*     6.22%       -1.51%       0.84%
Russell 1000 Value Index**                                        16.49%        5.27%       6.12%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

** The returns of the Index do not reflect the effect of taxes. The since Class inception returns of the Index are calculated from 11/30/98.


For information about the Fund's expenses, see the section "Fund Fees and Expenses".

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                                                                             11

                                    [GRAPHIC]




Goals, Strategies & Risks


IXIS U.S. Diversified Portfolio


(formerly named CDC Nvest Star Advisers Fund)



Adviser:     IXIS Asset Management Advisors, L.P.
                ("IXIS Advisors")
Subadvisers: Harris Associates L.P. ("Harris Associates")
             Loomis, Sayles & Company, L.P.
                ("Loomis Sayles")
             Mercury Advisors ("Mercury")


Category: All-Cap Equity


Ticker Symbol: Class Y
               -------
               NESYX


 Investment Goal



The Fund seeks long-term growth of capital. The Fund's investment goal may be changed without shareholder approval.





 Principal Investment Strategies



IXIS Advisors believes that this Fund's multi-manager approach to equity investing -- which combines the varied styles of multiple subadvisers in selecting securities for each of the Fund's four segments -- offers uncommon diversification and a different investment opportunity than funds managed by a single adviser using a single style. IXIS Advisors believes that having several subadvisers with varying and successful management styles may increase the likelihood that the Fund may produce better returns for its shareholders with less variability of return and less risk of persistent underperformance than a fund managed by a single adviser.


Subject to the allocation policies adopted by the Fund's Board of Trustees, IXIS Advisors generally allocates capital invested in the Fund equally among its four segments which are managed by the subadvisers set forth above. Each subadviser manages its segment (or segments in the case of Loomis Sayles) of the Fund's assets in accordance with its distinct investment style and strategy.


The Fund invests substantially all of its assets in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the securities of U.S. issuers. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect.


The Fund may also:


.. Invest in securities offered in initial public offerings ("IPOs") and Rule
  144A securities.


.. Invest in convertible preferred stock and convertible debt securities.


.. Invest in real estate investment trusts ("REITs").


.. Invest in fixed-income securities, including U.S. government bonds and lower-quality corporate bonds.


.. Hold securities of foreign issuers traded over the counter or on foreign exchanges, including securities in emerging markets and related currency hedging transactions.


.. Invest in options and enter into futures, swap contracts and currency hedging transactions.


.. Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs, which may lower the Fund's return.


.. Purchase U.S. government securities, certificates of deposit, commercial paper, and/or high quality debt securities or hold cash for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.


For more detailed information on each subadviser's investment strategies, please refer to the section "IXIS U.S. Diversified Portfolio -- More on Investment Strategies."



A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's portfolio holdings, which is updated monthly after an aging period of at least 30 days, is, available on the Fund's website at www.ixisadvisorfunds.com. Please see the back cover of this Prospectus for more information on obtaining a copy of the Fund's annual or semiannual report.



 Principal Investment Risks



Allocation Risk: The Fund's investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.


Derivative securities: Subject to changes in the underlying securities or indices on which derivative securities transactions are based. There is no guarantee that the use of derivatives for hedging purposes will be effective or that suitable transactions will be available. Even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Fund's exposure to stock market values, interest rates or the currency exchange rate.


--------------------------------------------------------------------------------
12

Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Rule 144A securities may be less liquid than other equity securities. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact the Fund's performance and result in higher portfolio turnover, which may increase the tax liability to shareholders and the brokerage expenses incurred by the Fund.


Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed- income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities (commonly known as "junk bonds") may be subject to these risks to a greater extent than other fixed-income securities. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.


Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.


REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.



For additional information see the section "More About Risk."


 Evaluating the Fund's Past Performance



The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.



The Fund uses multiple subadvisers. The performance results shown below reflect results achieved by previous subadvisers using different investment strategies. The Fund's performance might have been different had the current subadvisory arrangements and investment strategies been in place for all periods shown.



The bar chart shows the Fund's total returns for Class Y shares for each of the last ten calendar years.



                                    [CHART]                                      (up triangle) Highest
(total return)                                                                                 Quarterly
                                                                                               Return: Fourth
 1995    1996    1997    1998    1999    2000     2001    2002     2003    2004                Quarter 1999,
------  ------  ------  ------  ------  -------  ------  -------  ------  ------               up 31.02%
34.85%  19.55%  20.50%  19.61%  46.78%  -16.56%  -8.95%  -21.33%  34.52%  13.52% (down triangle) Lowest
                                                                                                 Quarterly
                                                                                                 Return: Third
                                                                                                 Quarter 2002,
                                                                                                 down 17.18%


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                                                                             13

The table below shows how the average annual total returns (before and after taxes) for the one-year, five-year, ten-year periods compare to those of the Standard and Poor's 500 Index ("S&P 500 Index"), a market value weighted, unmanaged index of common stock prices for 500 selected stocks; the Wilshire 4500 Index, an unmanaged index of U.S. mid- and small-sized company stocks; and the Standard & Poor's Midcap 400 Index ("S&P Midcap 400 Index"), an unmanaged index representing the performance of U.S. mid-sized companies. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. Class Y total returns have also been calculated to reflect returns after taxes on distribution only and also returns after taxes on distributions and sales of Fund shares. The S&P 500 Index, Wilshire 4500 Index and S&P Midcap 400 Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments.




Average Annual Total Returns
(for the periods ended December 31, 2004)                       Past 1 Year Past 5 Years Past 10 Years
Class Y - Return Before Taxes                                     13.52%       -1.81%       12.02%
   Return After Taxes on Distributions*                           13.52%       -2.69%        9.55%
   Return After Taxes on Distributions & Sales of Fund Shares*     8.79%       -1.99%        9.22%
S&P 500 Index**                                                   10.88%       -2.30%       12.07%
Wilshire 4500 Index**                                             18.57%        1.36%       11.96%
S&P Midcap 400 Index**                                            16.48%        9.54%       16.10%


*After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.


** The returns of each Index do not reflect the effect of taxes.



For information about the Fund's expenses, see the section "Fund Fees &
Expenses."


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14

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Goals, Strategies & Risks


IXIS U.S. Diversified Portfolio -
 More on Investment Strategies



The Fund's portfolio is divided into four different segments managed by the three subadvisers set forth below. These subadvisers pursue the Fund's overall goal by employing the strategies and techniques described below.



 Harris Associates



The segment of the Fund managed by Harris Associates invests primarily in the common stocks of large and mid-capitalization companies which Harris Associates believes are trading at a substantial discount to the company's "true business value." Harris Associates' value-oriented investment philosophy is based upon its belief that over time a stock's discounted market price and its true business value will converge. Harris Associates believes that this philosophy provides the best opportunity to achieve long-term capital growth while also protecting from downside risk. It therefore uses this philosophy to locate companies with the following characteristics, although not all of the companies selected by Harris Associates will have each of these attributes:


..  Positive free cash flow


..  High level of insider ownership


..  Favorable earnings growth potential


In making investment decisions, Harris Associates generally employs the following methods:


.. Harris Associates uses a fundamental bottom-up investment approach which means that it focuses on individual companies rather than macro-economic factors or specific industries. Each company is analyzed on a case-by-case basis to select those that meet Harris Associates' standards of quality and value.


.. Once Harris Associates determines that a stock sells at a significant discount to its true business value and has other attractive qualities such as a positive free cash flow, it will consider that stock for purchase by analyzing the quality and motivation of the company's management as well as the company's market position within its industry.


.. Investments are continuously monitored by both analysts and portfolio managers. Analysts set specific "buy" and "sell" targets for each company. Harris Associates will generally buy a stock when it believes the stock sells for a price below 60% of its true business value, and will generally sell a stock when it believes the stock price approaches 90% of its true business value.


 Loomis Sayles - Mid Cap Growth Segment



The Mid Cap Growth segment of the Fund, which is one of two segments of the Fund managed by Loomis Sayles, invests primarily in common stocks with market capitalizations, at the time of investment, within the capitalization range of companies included in the Russell Midcap Growth Index, an unmanaged index of midcap companies within the Russell 1000 Growth Index. Loomis Sayles seeks securities with the following characteristics:


..  Distinctive products, technologies or services


.. Attractive valuation relative to both competitors and their own operating history


..  Strong management team


..  Competitive barriers to entry within the company's industry


In making investment decisions, Loomis Sayles employs the following methods:


.. Loomis Sayles uses a bottom-up, fundamental research process to build the segment's portfolio. This research consists of broad, in-depth coverage, including regular contact with company management, near- and long-term projections of company fundamentals and evaluations of potential earnings growth.


.. It looks for growth-oriented stocks of well-managed companies that typically have the characteristics listed above. The market capitalization of these companies will generally be within the range of companies included in the Russell Midcap Growth Index.


.. Analysts and portfolio managers continuously monitor investments. The analysts and portfolio managers will evaluate the companies to determine whether they continue to possess the same fundamental characteristics for growth which made them candidates for the investment originally.


.. Loomis Sayles will generally sell a position if earnings or fundamentals deteriorate, if there is significant change in management or when other more favorable opportunities arise.


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                                                                             15

 Loomis Sayles -- Small Cap Value Segment


The Small Cap Value segment of the Fund, the other segment managed by Loomis Sayles, invests primarily in common stocks with a market capitalization, at the time of the investment, within the range of the market capitalizations of those companies constituting the Russell 2500 Index. The Russell 2500 Index is an unmanaged index of the 2,500 smallest companies in the Russell 3000 Index. Loomis Sayles may also invest up to 35% of its segment's assets in companies with larger capitalization levels. Loomis Sayles seeks to achieve the objective of the Fund by emphasizing companies undervalued by the market in relation to earnings, dividends, assets, and growth prospects. This segment of the Fund is value-oriented with emphasis on security selection rather than sector rotation and market timing. The securities selected by Loomis Sayles for the segment typically have the following characteristics:


..  Attractive valuations


..  Positive free cash flow


..  Strong balance sheets


..  Strong fundamental prospects


Loomis Sayles will build a core portfolio of companies which, in its opinion, possess the attributes set forth above. It also invests a smaller portion of the segment's assets in companies which it believes are undergoing a "special situation" or turn-around. These types of companies may have experienced business problems but, in the opinion of Loomis Sayles, have favorable prospects for recovery.


In making investment decisions, Loomis Sayles generally employs the following methods:


.. Loomis Sayles uses a bottom-up, fundamental research process. This research consists of broad in-depth coverage, including contact with company management, near- and long-term projections of company fundamentals and evaluations of potential cash flow and earnings growth. The market capitalization of these companies will generally be within the range of the Russell 2500 Index.


.. Loomis Sayles emphasizes smaller companies that it believes are undervalued by the market. Target valuations are determined by analysis of cash flow and earnings prospects of each company considered for the portfolio. Absolute valuation levels, as well as valuations versus a peer group, are considered.


.. Loomis Sayles builds a diversified portfolio across many economic sectors in an attempt to protect the value segment of the Fund against the inherent volatility of small capitalization companies.


 Mercury



The segment of the Fund managed by Mercury, under normal conditions, pursues long-term growth of capital. The segment primarily invests in a portfolio of common stocks of U.S. companies. The companies selected by Mercury for the segment typically have the following characteristics:


.. Market capitalizations of any size, with emphasis on capitalizations greater than $2 billion


.. Above-average rates of earnings growth. Some, but not all of the factors that may contribute to above-average rates of earnings growth include:


    -- Above-average growth rates in sales


    -- Improvements in profit margins


    -- Providing proprietary or niche products and services


    -- Strong industry growth


    -- A lead in market share


The segment may also invest in the securities of foreign companies, either directly or indirectly through American Depositary Receipts, as well as securities convertible into securities of foreign companies.


In making investment decisions, Mercury generally employs the following methods:


.. Investment ideas are generated through company visits, financial reports, external research and extensive in-house analysis.


.. The investment process assesses industry momentum and cycles as well as corporate revenue and earnings growth.


.. Industries are evaluated based on expectations of future earnings momentum and the confirmation of these expectations over time. Mercury believes sector selection will be a significant contributor to the segment's long-term performance.


Mercury will usually sell a position if company fundamentals or management do not perform to expectations.


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16

                                    [GRAPHIC]



Goals, Strategies & Risks
Vaughan Nelson Small Cap Value Fund

Adviser:    IXIS Asset Management Advisors, L.P.
               ("IXIS Advisors")
Subadviser: Vaughan Nelson Investment Management,
               L.P. ("Vaughan Nelson")

Managers: Mark J. Roach, Chris D. Wallis,
             Scott J. Weber
Category: Small-Cap Equity

 Investment Goal

The Fund seeks capital appreciation. The Fund's investment goal may be changed without shareholder approval.

 Principal Investment Strategies


The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings made for investment purposes) in companies that, at the time of purchase, have market capitalizations within the capitalization range of the Russell 2000 Index, a market value-weighted unmanaged index of the 2000 smallest companies in the Russell 3000 Index. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect. The Fund may, however, invest in companies with larger capitalizations.

Vaughan Nelson invests in small capitalization companies with a focus on absolute return. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund's portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
.. Companies earning a positive economic margin with stable-to-improving returns .. Companies valued at a discount to their asset value
.. Companies with an attractive dividend yield and minimal basis risk
In selecting investments for the Fund, Vaughan Nelson generally employs the following strategy:
.. Value-driven investment philosophy that selects stocks selling at attractive values based upon anticipated fundamentals of the business. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.
..  Vaughan Nelson starts with an investment universe of 5,000 securities.
   Vaughan Nelson then uses value-driven screens to create a research universe of companies with market capitalizations of at least $100 million.
..  Use fundamental analysis to construct a portfolio of approximately 45-75 securities with attractive return potential in the opinion of Vaughan Nelson. .. Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson's price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.
The Fund may also:
.. Invest in convertible preferred stock and convertible debt securities.
.. Invest up to 35% of its assets in fixed-income securities, including U.S.
  government bonds as well as lower quality debt securities.
.. Invest in foreign securities, including those of emerging markets.
.. Invest in real estate investment trusts ("REITs").
.. Invest in securities offered in initial public offerings ("IPOs").
.. Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs, which may lower the Fund's return.
.. Purchase U.S. government securities, certificates of deposit, commercial paper, and/or high quality debt securities or hold cash for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.ixisadvisorfunds.com Please see the back cover of the prospectus for more information on obtaining a copy of the Fund's annual or semiannual report.

 Principal Investment Risks


Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact the Fund's performance and result in higher portfolio turnover, which may increase the tax liability to


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                                                                             17
  shareholders and the brokerage expenses incurred by the Fund.
Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities (commonly known as "junk bonds") may be subject to these risks to a greater extent than other fixed-income securities. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.
Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.
REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.
Small-cap companies: Small-cap companies tend to have more limited markets and resources, and less liquidity, than companies with larger market capitalizations. Consequently, share prices of small-cap companies can be more volatile than, and perform differently from, larger company stocks.

For additional information see the section "More About Risk."
 Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and since inception periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to March 1, 2004, the Fund had multiple subadvisers. The performance results shown below, for periods prior to that date, reflect results achieved by the previous subadvisers using different investment strategies. The Fund's performance might have been different had the current subadvisory arrangements and investment strategies been in place for all periods shown.



Because the Fund did not have Class Y shares outstanding during the periods shown, the returns shown in the bar chart and average annual total returns table below are those of the Fund's Class A shares, which are not offered in this Prospectus. The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. Class Y shares would have substantially similar annual returns because they are invested in the same portfolio of securities as Class A shares and would only differ to the extent that the classes do not have the same expenses. The Class Y returns may be higher than the returns of Class A shares because Class A shares are subject to sales charges and higher expenses.



                                    [CHART]                      (up triangle) Highest Quarterly Return: Fourth
(total return)                                                                 Quarter 1999, up 42.28%
                                                                 (down triangle) Lowest Quarterly Return: Third
 1997   1998    1999    2000     2001     2002     2003    2004                  Quarter 2001, down 26.44%
------  -----  ------  -------  -------  -------  ------  ------
26.97%  2.05%  65.38%  -12.22%  -12.05%  -30.78%  38.71%  15.28%



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18

The table below shows how the average annual total returns for Class A shares of the Fund (before and after taxes) for the one-year, five-year and since inception periods compare to those of the Russell 2000 Value Index, an unmanaged index measuring the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth rates. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect returns after taxes on distributions only and also returns after taxes on distributions and sales of Fund shares. The Russell 2000 Value Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments.




                                                                                           Since
                                                                                          Class A
Average Annual Total Returns                                                             Inception
(for the periods ended December 31, 2004)                       Past 1 Year Past 5 Years (12/31/96)
Class A - Return Before Taxes                                      8.65%       -4.24%       7.06%
   Return After Taxes on Distributions*                            8.65%       -5.41%       5.62%
   Return After Taxes on Distributions & Sales of Fund Shares*     5.63%       -4.07%       5.42%
Russell 2000 Value Index**                                        22.25%       17.23%      13.16%

*After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
** The returns of each Index do not reflect the effect of taxes.

For information about the Fund's expenses, see the section "Fund Fees &
Expenses."

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                                                                             19

                                    [GRAPHIC]




Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

 Shareholder Fees

(fees paid directly from your investment)


                                                                      Class Y
Maximum sales charge (load) imposed on purchases                        None
Maximum deferred sales charge (load)                                    None
Redemption fees (CGM Advisor Targeted Equity Fund,
   Hansberger International Fund, Vaughan Nelson Small Cap
   Value Fund)                                               2% of redemption proceeds+
Redemption fees (AEW Real Estate Fund, IXIS U.S.
   Diversified Portfolio, Harris Associates Large Cap Value
   Fund)                                                               None*

+ Will be charged on redemptions and exchanges of shares held for 60 days or less.

* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

 Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)


                                                           CGM Advisor        Hansberger
                                     AEW Real Estate     Targeted Equity     International
                                        Fund/(1)/             Fund             Fund/(2)/
                                         Class Y             Class Y            Class Y
Management fees                           0.80%               0.70%              0.80%
Distribution and/or service
 (12b-1) fees                             0.00%               0.00%              0.00%
Other expenses+                           0.61%               0.41%              0.49%
Total annual fund operating
 expenses                                 1.41%               1.11%              1.29%
Fee waiver and/or expense
 reimbursement                            0.16%               0.00%              0.00%
Net expenses                              1.25%               1.11%              1.29%
                                    Harris Associates                       Vaughan Nelson
                                     Large Cap Value  IXIS U.S. Diversified Small Cap Value
                                        Fund/(3)/           Portfolio          Fund/(2)/
                                         Class Y             Class Y            Class Y
Management fees                           0.68%               1.05%              0.90%
Distribution and/or service
 (12b-1) fees                             0.00%               0.00%              0.00%
Other expenses+                           0.32%               0.29%              0.50%
Total annual fund operating
 expenses                                 1.00%               1.34%              1.40%
Fee waiver and/or expense
 reimbursement                            0.00%               0.00%              0.00%
Net expenses                              1.00%               1.34%              1.40%


+ Other expenses have been restated to reflect current fees based on contractual changes to the transfer agency fees for the Funds effective January 1, 2005.


1 AEW has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.25% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through April 30, 2006, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

2 The Fund did not have any Class Y shares outstanding during the Fund's last fiscal year. Expenses of the Fund are based on estimated amounts for the current fiscal year.

3 IXIS Advisors has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.05% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through April 30, 2006, and is reevaluated on an annual basis.


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20

                                    [GRAPHIC]




Fund Fees & Expenses (continued)

 Example

This example*, which is based upon the expenses shown in the "Annual Fund Operating Expenses" table, is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.
The example assumes that:
.. You invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods;
.. Your investment has a 5% return each year;
.. A Fund's operating expenses remain the same; and .. All dividends and distributions are reinvested.
Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                                CGM Advisor        Hansberger
          AEW Real Estate     Targeted Equity     International
               Fund                Fund               Fund
              Class Y             Class Y            Class Y
1 year        $  127              $  113             $  131
3 years       $  431              $  353             $  409
5 years       $  756              $  612             $  708
10 years      $1,667              $1,352             $1,556
         Harris Associates                       Vaughan Nelson
          Large Cap Value  IXIS U.S. Diversified Small Cap Value
               Fund              Portfolio            Fund
              Class Y             Class Y            Class Y
1 year        $  102              $  136             $  143
3 years       $  318              $  425             $  443
5 years       $  552              $  734             $  766
10 years      $1,225              $1,613             $1,680


* The example is based on the Net Expenses shown above for the 1-year period for the AEW Real Estate Fund illustrated in the Example and on the Total Annual Fund Operating Expenses for the remaining years. The example is based on Total Annual Fund Operating Expenses for the other Funds for all periods.


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                                                                             21

                                    [GRAPHIC]



More About Risk
More About Risk

The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject because of its investment in various types of securities or engagement in various practices.
Correlation Risk (All Funds except AEW Real Estate Fund) The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.


Credit Risk (All Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa or BBB by Moody's or S&P, respectively), or that are unrated but judged to be of comparable quality by the Funds' subadvisers, are subject to greater credit risk than funds that do not invest in such securities.


Currency Risk (All Funds except AEW Real Estate and Harris Associates Large Cap Value Funds) The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Emerging Markets Risk (AEW Real Estate, Hansberger International and Vaughan Nelson Small Cap Value Funds) The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.


Extension Risk (IXIS U.S. Diversified Portfolio, AEW Real Estate, Hansberger International and Vaughan Nelson Small Cap Value Funds) The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.



Foreign Risk (All Funds) The risk associated with investments in issuers located in foreign countries. A Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. In the event of a nationalization, expropriation or other confiscation, the Fund could lose its entire investment. When the Fund invests in securities from issuers located in countries with emerging markets, it may face greater foreign risk since emerging market countries may be more likely to experience political and economic instability.


Information Risk (All Funds) The risk that key information about a security is inaccurate or unavailable. Securities issued in initial public offerings, or IPOs, involve greater information risk than other equity securities due to the lack of public information.

Interest Rate Risk (All Funds) The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.


Leverage Risk (All Funds except AEW Real Estate Fund) The risk associated with securities or practices (e.g., borrowing) that multiply small index or market movements into larger changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, or, if a Fund hedges imperfectly, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.


Liquidity Risk (All Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to a Fund. These types of risks may also apply to restricted securities, Section 4(2) Commercial Paper, and Rule 144A Securities.

Management Risk (All Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

Market Risk (All Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions. IPO securities tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of public information and trading history.

Opportunity Risk (All Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.


Options, Futures, Swap Contracts and Other Derivatives Risks (IXIS U.S. Diversified Portfolio, CGM Advisor Targeted Equity, Hansberger International, Harris Associates Large Cap Value, and Vaughan Nelson Small Cap Value Funds) These transactions are subject to changes in the underlying security on which such transactions are based.


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22

It is important to note that even a small investment in these types of derivative securities may give rise to leverage risk, and can have a significant impact on a Fund's exposure to stock market values, interest rates or currency exchange rates. These types of transactions will be used primarily for hedging purposes including anticipatory hedging.

Political Risk (All Funds) The risk of losses directly attributable to government or political actions.


Prepayment Risk (IXIS U.S. Diversified Portfolio, AEW Real Estate, Hansberger International and Vaughan Nelson Small Cap Value Funds) The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities, or real estate investment trusts.



Small Capitalization Companies Risk (IXIS U.S. Diversified Portfolio, AEW Real Estate, Hansberger International and Vaughan Nelson Small Cap Value) These companies carry special risks, including narrower markets, more limited financial and management resources, less liquidity and greater volatility than large company stocks.


Valuation Risk (All Funds) The risk that a Fund has valued certain securities at a higher price than the price at which they can be sold.

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                                    [GRAPHIC]



Management Team
Meet the Funds' Investment Advisers and Subadvisers


The IXIS Advisor Funds family (as defined below) currently includes 21 mutual funds. The IXIS Advisor Funds family had combined assets of $5.4 billion as of December 31, 2004. IXIS Advisor Funds are distributed through IXIS Asset Management Distributors, L.P. (the "Distributor"). This Prospectus covers Class Y shares of the IXIS Advisor Equity Funds (the "Funds" or each a "Fund"), which, along with the IXIS Advisor Income and Income Tax Free Income Funds, Loomis Sayles Growth Fund, Loomis Sayles Research Fund, IXIS Advisor Diversified Portfolios and IXIS Cash Management Trust -- Money Market Series (the "Money Market Fund") constitute the "IXIS Advisor Funds."


 Advisers


IXIS Advisors, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each of the Funds except AEW Real Estate Fund (for which AEW serves as adviser) and CGM Advisor Targeted Equity Fund (for which CGM serves as adviser). IXIS Advisors is a subsidiary of IXIS Asset Management North America, L.P. ("IXIS Asset Management North America"), which is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned principally, directly and indirectly, by three large affiliated French financial services entities: the Caisse des Depots et Consignations ("CDC"), a public sector financial institution created by the French government in 1816; the Caisee Nationale des Caisses d'Epargne, a financial institution owned by CDC and by affiliated French savings banks known as the Caisse d'Epargne; and CNP Assurances, a large French life insurance company. IXIS Asset Management North America has 15 principal subsidiary or affiliated asset management firms, that collectively had $182 billion in assets under management at December 31, 2004. IXIS Advisors oversees, evaluates, and monitors the subadvisory services provided to each Fund. It also provides general business management and administration to each Fund. IXIS Advisors does not determine what investments will be purchased by the Funds. AEW, CGM and the subadvisers listed below make the investment decisions for their Funds or segments.



The combined advisory and subadvisory fees paid by the Funds during the fiscal year ended December 31, 2004 as a percentage of each Fund's average daily net assets were 0.83% for the Hansberger International Fund (after waiver or reimbursement), 0.68% for the Harris Associates Large Cap Value Fund, 1.05% for the IXIS U.S. Diversified Portfolio and 0.93% for the Vaughan Nelson Small Cap Value Fund.



AEW, located at World Trade Center East, Two Seaport Lane, Boston, Massachusetts 02210, serves as the adviser to the AEW Real Estate Fund. AEW is a subsidiary of IXIS Asset Management North America. Together with other AEW adviser affiliates, AEW managed $6.45 billion of client capital as of December 31, 2004. For the fiscal year ended January 31, 2005, AEW Real Estate Fund paid 0.80% (after waiver or reimbursement) of its average daily net assets to AEW in advisory fees.



CGM, located at One International Place, Boston, Massachusetts 02110, has served as adviser to the CGM Advisor Targeted Equity Fund since CGM's inception in 1989. It also serves as investment adviser to four additional mutual funds and various institutional investors. CGM is an affiliate of IXIS Asset Management North America and had over $4.5 billion in assets under management as of December 31, 2004. For the fiscal year ended December 31, 2004, CGM Advisor Targeted Equity Fund paid 0.70% of its average daily net assets to CGM in advisory fees.


 Subadvisers


Each subadviser has full investment discretion and makes all determinations with respect to the investment of the assets of a Fund or a Segment, subject to general supervision of the Fund's adviser and the Board of Trustees.



Hansberger, located at 401 East Las Olas Boulevard, Suite 1700, Fort Lauderdale, Florida 33301, serves as a subadviser to the Hansberger International Fund. Hansberger is a wholly owned subsidiary of Hansberger Group, Inc. and was established in 1994. Hansberger managed approximately $5.9 billion in assets as of December 31, 2004, and specializes in global investing, managing separate portfolios and institutional mutual funds.



Harris Associates, located at Two North LaSalle Street, Chicago, Illinois 60602, serves as subadviser to a segment of the IXIS U.S. Diversified Portfolio and to the Harris Associates Large Cap Value Fund. Harris Associates, a subsidiary of IXIS Asset Management North America, managed $60.3 billion in assets as of December 31, 2004, and, together with its predecessor, has managed investments since 1976. It also manages investments for other mutual funds as well as assets of individuals, trusts, retirement plans, endowments, foundations, and several private partnerships.



Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as subadviser to a segment of the IXIS U.S. Diversified Portfolio.
Loomis Sayles is a subsidiary of IXIS Asset Management North America. Founded in


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1926, Loomis Sayles is one of America's oldest investment advisory firms with over $63.1 billion in assets under management as of December 31, 2004. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry. Loomis Sayles makes investment decisions for each of the Funds.



Mercury, located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, serves as subadviser to a segment of the IXIS U.S. Diversified Portfolio. "Mercury Advisors" is the name under which Fund Asset Management, L.P., a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch"), conducts certain business. Mercury and its affiliated investment advisers, including Merrill Lynch Investment Managers, managed approximately $496 billion in assets as of December 31, 2004. Mercury was established in 1976 in order to provide investment management services for institutions and mutual funds.


Vaughan Nelson, located at 600 Travis Street, Suite 6300, Houston, Texas 77002, serves as subadviser to the Vaughan Nelson Small Cap Value Fund. Vaughan Nelson is a subsidiary of IXIS Asset Management North America. Originally founded in 1970, Vaughan Nelson focuses primarily on managing equity and fixed-income funds for clients who consist of foundations, university endowments and corporate retirement and family/individual core funds. As of December 31, 2004, Vaughan Nelson had $3.8 billion in assets under management.

 Subadvisory Agreements


The IXIS Advisor Funds have received an exemptive order from the Securities and Exchange Commission (the "SEC") that permits IXIS Advisors to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits IXIS Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with IXIS Advisors without shareholder approval, if approved by the Board of Trustees. Before a Fund can rely on the exemptions described above, a majority of the shareholders of the Fund must approve reliance by the Fund on the exemptive order. Certain Funds have received shareholder approval to rely on the exemptive order. Shareholders will be notified of any subadviser changes.


 Portfolio Trades


In placing portfolio trades, each Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with IXIS Asset Management North America, IXIS Advisors or any adviser or subadviser. In placing trades, any adviser or subadviser will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.



Transactions with Other Investment Companies. Pursuant to an application for exemptive relief that may in the future be granted by the SEC, each Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by IXIS Advisors or its affiliates ("Central Funds"). The Central Funds currently include the IXIS Cash Management Trust-Money Market Series; Institutional Daily Income Fund; Cortland Trust, Inc.; and Short Term Income Fund, Inc. Each Central Fund is advised by Reich & Tang Asset Management, LLC ("Reich & Tang"), except for IXIS Advisor Cash Management Trust-Money Market Series, which is advised by IXIS Advisors and subadvised by Reich & Tang. Because IXIS Advisors and Reich & Tang are both subsidiaries of IXIS Asset Management North America, the Funds and the Central Funds may be considered to be related companies comprising a "group of investment companies" under the 1940 Act.



Pursuant to such exemptive relief, the Funds may also borrow and lend money for temporary or emergency purposes directly to and from other Funds through an interfund credit facility. In addition to the Funds and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: IXIS Advisor Funds Trust I (except the CGM Advisor Targeted Equity Fund series), IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, AEW Real Estate Income Fund, Harris Associates Investment Trust, Loomis Sayles Funds I and Loomis Sayles Funds II. The advisers and subadvisers to these mutual funds currently include IXIS Advisors, Reich & Tang, Loomis Sayles, AEW Management and Advisors, L.P., Harris Associates L.P. and Westpeak Global Advisors, L.P. Each of these advisers and subadvisers are subsidiaries of IXIS Asset Management North America and are thus "affiliated persons" under the 1940 Act by reason of being under common control by IXIS Asset Management North America. In addition, because the Funds are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a "group of investment companies" under the 1940 Act. The Central Funds and AEW Real Estate Income Fund will participate in the Credit Facility only as lenders. Participation in such an inter-


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                                    [GRAPHIC]



Management Team
Meet the Funds' Investment Advisers and Subadvisers (continued)

fund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit a Fund. Should a Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate.

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                                    [GRAPHIC]



Management Team
Meet the Funds' Portfolio Managers

AEW

Matthew A. Troxell

Matthew A. Troxell has managed the AEW Real Estate Fund since its inception. Mr. Troxell, Principal and Portfolio Manager, joined AEW in 1994. Mr. Troxell, a member of the National Association of Real Estate Investment Trusts, received a B.A. from Tufts University. He holds the designation of Chartered Financial Analyst and has over 23 years of experience in investment analysis and portfolio management.

CGM

G. Kenneth Heebner

G. Kenneth Heebner has managed the CGM Advisor Targeted Equity Fund since 1976. Mr. Heebner currently serves as senior portfolio manager of CGM, which he co-founded in 1989. Mr. Heebner received a B.S. from Amherst College and an M.B.A. from Harvard Business School. He holds the designation of Chartered Financial Analyst and is a 39-year veteran of the investment industry.

Hansberger

Ronald Holt

Ronald Holt has co-managed the international value segment of the Hansberger International Fund since August 2003. He also co-manages the international developed markets discipline of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio. Mr. Holt, President and Director of Research, joined Hansberger in 1997. Prior to assuming the role of President and Director of Research, he was a senior research analyst and portfolio manager at Hansberger. Mr. Holt received a B.A. from Columbia University and an M.B.A. in Finance from New York University's Stern School of Business. He holds the designation of Chartered Financial Analyst and has over 14 years of investment experience.

Barry A. Lockhart


Barry A. Lockhart has co-managed international growth segment of Hansberger International Fund since March 2002. He also manages other Hansberger mutual funds. Mr. Lockhart, Vice President -- Research of Hansberger, joined the firm in 1999. He received an M.B.A. and a Bachelor of Commerce Degree from McMaster University. Mr. Lockhart holds the designation of Chartered Financial Analyst and has over 15 years of investment experience.


Robert Mazuelos


Robert Mazuelos has co-managed the international value segment of the Hansberger International Fund since August 2003. He also co-manages the international developed markets discipline of IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio. Mr. Mazuelos, Senior Vice President, Senior Research Analyst and Portfolio Manager, joined Hansberger in 1995. He received a B.S. from the University of Florida and an M.B.A. from Florida Atlantic University and has over 14 years of investment management experience.


Lauretta Reeves


Lauretta (Retz) Reeves has co-managed the international value segment of the Hansberger International Fund since August 2003. Ms. Reeves, Managing Director of Research Technology and senior research analyst, joined Hansberger in 1996. She received a B.S. from Florida International University and an M.B.A. from Nova-Southeastern University. Ms. Reeves holds the designation of Chartered Financial Analyst and has over 18 years of investment management experience.


Patrick H. Tan


Patrick H. Tan has co-managed the international growth segment of the Hansberger International Fund since March 2002. He also manages other Hansberger mutual funds. Mr. Tan, Research Analyst of Hansberger, joined the firm in 1999. He received a B.A. from the University of Toronto and has seven years of investment-related experience.


Thomas R.H. Tibbles


Thomas R.H. Tibbles has served as leader of the management team for the international growth segment of the Hansberger International Fund since March 2002. He also manages other Hansberger mutual funds. Mr. Tibbles, Managing Director -- Canada of Hansberger, joined the firm in 1999. He received a Bachelor of Commerce Degree with distinction from the University of Toronto, Trinity College. Mr. Tibbles holds the designation of Chartered Financial Analyst and has over 18 years of investment management experience.


Harris Associates

Floyd J. Bellman


Floyd J. Bellman has co-managed the Harris Associates Focused Value Fund since its inception and Harris' segment of IXIS Value Fund since February 2000. Mr. Bellman, Vice President of the Investment Advisory Department and Partner of Harris Associates, joined the firm in 1995. He received a B.B.A. in Finance from the University of Wisconsin-Whitewater. Mr. Bellman holds the designation of Chartered Financial Analyst and has over 24 years of investment experience.


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                                    [GRAPHIC]



Management Team
Meet the Funds' Portfolio Managers (continued)




Robert M. Levy


Robert M. Levy has co-managed the Harris Associates Focused Value Fund since May 2005 and Harris' segment of the IXIS Value Fund since February 2000. Mr. Levy is Partner, Chairman and Chief Investment Officer of Harris Associates, which he joined in 1985. He received a B.A. from Vanderbilt University and an M.B.A. from the Wharton School of Business at the University of Pennsylvania. Mr. Levy holds the designation of Chartered Financial Analyst and has over 28 years of investment experience.


Edward S. Loeb


Edward S. Loeb has co-managed the Harris Associates Large Cap Value Fund since July 2002 and Harris' segment of the IXIS U.S. Diversified Portfolio since October 2000. He also co-manages the large cap value disciplines of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio. Mr. Loeb, Partner and Director of Institutional Portfolios of Harris Associates, joined the firm in 1989. He received an M.B.A. from Northwestern University and a B.A. from Princeton University. Mr. Loeb holds the designation of Chartered Financial Analyst and has over 16 years of investment experience.


Michael J. Mangan


Michael J. Mangan has co-managed the Harris Associates Large Cap Value Fund since July 2002 and IXIS U.S. Diversified Portfolio since May 2005. He also co-manages the large cap value disciplines of IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio. Mr. Mangan, a Partner of Harris Associates, joined the firm in 1997. He received a B.B.A. from the University of Iowa and an M.B.A. from Northwestern University. Mr. Mangan is a CPA, holds the designation of Chartered Financial Analyst and has over 16 years of investment management experience.



Diane L. Mustain



Diane L. Mustain has co-managed the IXIS U.S. Diversified Portfolio and Harris Associates Large Cap Value fund since May 2005. She also co-manages the large cap value disciplines of IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio. Ms. Mustain, a portfolio manager of Harris Associates, joined the firm in 2002. Prior to joining Harris Associates, she was employed by Duff & Phelps Investment Management Company from 1981 through 2001, where she held the position of Executive Vice President and Head of Equities. Ms. Mustain received a B.S. and an M.B.A. from DePaul University. She holds the designation of Chartered Financial Analyst and has over 23 years of investment experience.


Loomis Sayles



Philip C. Fine


Philip C. Fine has co-managed the Loomis Sayles mid-cap growth segment of the IXIS U.S. Diversified Portfolio since March 2001. He also co-manages the Loomis Sayles Aggressive Growth Fund. Mr. Fine, Vice President of Loomis Sayles, joined the firm in 1996. He received an A.B. and a Ph.D. from Harvard University. Mr. Fine has over 16 years of investment management experience.


Joseph R. Gatz


Joseph R. Gatz has served as lead portfolio manager of the Loomis Sayles small cap value segment of the IXIS U.S. Diversified Portfolio since January 2000. He also co-manages the Loomis Sayles Small Cap Value Fund. Mr. Gatz, Vice President of Loomis Sayles, joined the firm in 1999. Prior to joining Loomis Sayles, he was a portfolio manager at Banc One Investment Advisers Corporation and certain of its corporate predecessors from 1993 until 1999. Mr. Gatz received an M.B.A. from Indiana University and a B.A. from Michigan State University. He holds the designation of Chartered Financial Analyst and has over 19 years of investment experience.


Daniel G. Thelen


Daniel G. Thelen has co-managed the Loomis Sayles small cap value segment of IXIS U.S. Diversified Portfolio since April 2000. He also co-manages the Loomis Sayles Small Cap Value Fund. Mr. Thelen, Vice President of Loomis Sayles, joined the firm in 1996. He received an M.B.A. and a B.A. from Michigan State University. Mr. Thelen holds the designation of Chartered Financial Analyst and has over 14 years of investment experience.







Mercury

Thomas Burke


Thomas Burke has served as Associate Portfolio Manager for the Mercury segment of the IXIS U.S. Diversified Portfolio since July 2001. He also assists in managing several other mutual funds managed by Mercury and its advisory affiliates. Mr. Burke, Director of Mercury, joined the firm


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in 1993. He received a B.A. from Pace University. Mr. Burke holds the designation of Chartered Financial Analyst and has over 24 years of investment management experience.


Lawrence R. Fuller


Lawrence R. Fuller has led the management team for the Mercury segment of the IXIS U.S. Diversified Portfolio since July 2001. He also manages several other mutual funds managed by Mercury and its advisory affiliates. Mr. Fuller, Managing Director of Mercury, joined the firm in 1992. He received a B.A. from Bates College and an M.B.A. from Columbia University. Mr. Fuller has over 36 years of investment management experience.


Michael Oberdorf


Michael Oberdorf has served as Fund Analyst for the Mercury segment of the IXIS U.S. Diversified Portfolio since May 2004. Mr. Oberdorf, Assistant Vice President of Mercury, joined the firm in 2000. He received his bachelor's degree from Georgetown University and has over two years of investment industry experience.


Karen Uzzolino


Karen Uzzolino has served as Fund Analyst for the Mercury segment of the IXIS U.S. Diversified Portfolio since July 2001. She also serves as Fund Analyst for several other mutual funds managed by Mercury and its advisory affiliates. Ms. Uzzolino, Vice President of Mercury, joined the firm in 1992. She received an Associates Degree from the Stuart School of Business Administration and has over 12 years of investment management experience.

Vaughan Nelson

Mark J. Roach


Mark J. Roach has co-managed the Vaughan Nelson Small Cap Value Fund since March 2004. He also co-manages Vaughan Nelson's segment of the IXIS Value Fund. Mr. Roach, a Portfolio Manager of Vaughan Nelson, joined the firm in 2002. Prior to joining Vaughan Nelson he was a Security Analyst for USAA Investment Management Company from 2001 to 2002 and an Equity Analyst with Fifth Third Bank from 1999 to 2001. Mr. Roach received a B.A. from Baldwin Wallace College and an M.B.A from the University of Chicago. He has over 13 years of investment management experience.


Chris D. Wallis


Chris D. Wallis has co-managed the Vaughan Nelson Small Cap Value Fund since March 2004. He also co-manages Vaughan Nelson's segment of IXIS Value Fund. Mr. Wallis, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 1999. He received a B.B.A. from Baylor University and an M.B.A. from Harvard Business School. Mr. Wallis holds the designation of Chartered Financial Analyst and has over 13 years of investment/financial analysis and accounting experience.


Scott J. Weber


Scott J. Weber has co-managed the Vaughan Nelson Small Cap Value Fund since April 2004. Mr. Weber, a Portfolio Manager of Vaughan Nelson, joined the firm in 2003. Prior to joining Vaughan Nelson he was a Vice President from 2001 to 2003 and a Senior Associate from 2000 to 2001 of RBC Capital Markets. Mr. Weber received a B.S. from the University of the South and an M.B.A. from Tulane University. He has over eight years of investment management and financial analysis experience.



Please see the SAI for information on Portfolio Manager compensation, other accounts under management by the Portfolio Managers and Portfolio Manager ownership of securities in the Funds.


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                                    [GRAPHIC]



Fund Services
It's Easy to Open an Account

 To Open an Account with IXIS Advisor Funds:

1.Read this Prospectus carefully. The Funds will only accept accounts from U.S.
  citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2.Read the following eligibility and minimum investment requirements to determine if you may purchase Class Y shares.

  Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

  A minimum initial investment is $1 million and $10,000 is the minimum subsequent investment for:
    . Other mutual funds, endowments, foundations, bank trust departments or trust companies.

  There is no initial or subsequent investment minimum for:
    . Retirement Plans (401(a), 401(k), 457 or 403(b) plans) that have total investment assets of at least $10 million. Plan sponsor accounts can be aggregated to meet this minimum.
    . Insurance Company Accounts of New England Financial, Metropolitan Life
      Insurance Company ("MetLife") or their affiliates.
    . Separate Accounts of New England Financial, MetLife or their affiliates. . Wrap Fee Programs of certain broker-dealers not being paid by the Fund, the advisers or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions. If the participant who purchased Class Y shares through a wrap fee program should terminate the wrap fee arrangement with the broker-dealer, then the Class Y shares will, at the discretion of the broker-dealer, automatically be converted to a number of Class A shares of the same Fund having the same dollar value of the shares converted, and the broker-dealer may thereafter be to receive from that Fund an annual service fee of 0.25% of the value of Class A shares owned by that shareholder.
    . Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the Retirement Plans set forth above.
    . Deferred Compensation Plan Accounts of New England Life Insurance Company
      ("NELICO"), MetLife or their affiliates ("Deferred Compensation
      Accounts").
    . Service Accounts through an omnibus account by investment advisers, financial planners, broker-dealers or other intermediaries who have entered into a service agreement with a Fund. A fee may be charged to shareholders purchasing through a service account if they effect transactions through such parties and they should contact such parties regarding information regarding such fees.

3.You should contact IXIS Advisor Funds at 800-225-5478 for an application or if you have any questions about purchasing Fund shares.

4.Use the sections of this Prospectus that follow as your guide for purchasing shares.

 Certificates

You will not receive certificates representing Class Y shares.

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                                    [GRAPHIC]



Fund Services
Buying Shares

                                  Opening an Account                            Adding to an Account
 Through Your Investment Dealer
                     . Call your investment dealer for information about opening or adding to an account.
                       Dealers may also charge you a processing or service fee in connection with the purchase of fund shares.
 By Mail
                     . Make out a check in U.S. dollars for the    . Make out a check in U.S. dollars for the
                       investment amount, payable to "IXIS           investment amount, payable to "IXIS
[GRAPHIC]              Advisor Funds." Third party checks and        Advisor Funds." Third party checks and
                       "starter" checks will not be accepted.        "starter" checks will not be accepted.
                     . Mail the check with your completed          . Complete the investment slip from an
                       application to IXIS Advisor Funds, P.O.       account statement or include a letter
                       Box 219579, Kansas City, MO 64121-            specifying the Fund name, your class of
                       9579.                                         shares, your account number and the
                                                                     registered account name(s).
 By Exchange (See the section "Exchanging Shares" for more details.)
                     . Obtain a current prospectus for the Fund    . Call your investment dealer or IXIS
                       into which you are exchanging by calling      Advisor Funds at 800-225-5478 to request
 [GRAPHIC]             your investment dealer or IXIS Advisor        an exchange.
                       Funds at 800-225-5478.
                     . Call your investment dealer or IXIS
                       Advisor Funds to request an exchange.
 By Wire
                     . Opening an account by wire is not           . Instruct your bank to transfer funds to
                       available.                                    State Street Bank & Trust Company, ABA
 [GRAPHIC]                                                           # 011000028, and DDA # 99011538.
                                                                   . Specify the Fund name, your class of
                                                                     shares, your account number and the
                                                                     registered account name(s). Your bank
                                                                     may charge you for such a transfer.
 Through Automated Clearing House ("ACH")
                     . Although you cannot open an account         . Call IXIS Advisor Funds at 800-225-5478
                       through ACH, you may add this feature by      to add shares to your account through
 [GRAPHIC]             selecting it on your account application.     ACH.
                     . Ask your bank or credit union whether it is . If you have not signed up for the ACH
                       a member of the ACH system.                   system, please call IXIS Advisor Funds for
                                                                     a Service Options Form. A medallion
                                                                     signature guarantee may be required to add
                                                                     this privilege.

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                                    [GRAPHIC]



Fund Services
Selling Shares

                      To Sell Some or All of Your Shares
Certain restrictions may apply. See section "Restrictions on Buying, Selling and Exchanging Shares."

 Through Your Investment Dealer
                     . Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of fund shares.
 By Mail
                     . Write a letter to request a redemption. Specify the name of your Fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be
 [GRAPHIC]             redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section "Selling Shares in Writing."
                     . The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.
                     . Mail your request by regular mail to IXIS Advisor Funds, P.O. Box 219579, Kansas City, MO
                       64121-9579 or by registered, express or certified mail to IXIS Advisor Funds, 330 West 9th
                       Street, Kansas City, MO 64105-1514.
                     . Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter.
                       Proceeds delivered by mail will generally be mailed to you on the business day after the request is received in good order.
 By Exchange (See the section "Exchanging Shares" for more details.)
                     . Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or IXIS Advisor Funds at 800-225-5478.
 [GRAPHIC]           . Call IXIS Advisor Funds to request an exchange.


 By Wire
                     . Complete the "Bank Information" section on your account application.
                     . Call IXIS Advisor Funds at 800-225-5478 or indicate in your redemption request letter (see
 [GRAPHIC]             above) that you wish to have your proceeds wired to your bank.
                     . Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee
                       (currently $5.00) will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.
 Through Automated Clearing House
                     . Ask your bank or credit union whether it is a member of the ACH system.
                     . Complete the "Bank Information" section on your account application.
 [GRAPHIC]           . If you have not signed up for the ACH system on your application, please call IXIS Advisor
                       Funds at 800-225-5478 for a Service Options Form.
                     . Call IXIS Advisor Funds to request an ACH redemption.
                     . Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.
 By Telephone
                     . Call IXIS Advisor Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds by mail, by wire or through ACH (see above). Subject to
 [GRAPHIC]             certain restrictions. See the section "Selling Shares in Writing".





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                                    [GRAPHIC]



Fund Services
Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.

A medallion signature guarantee protects you against fraudulent orders and is necessary if:
.. your address of record has been changed within the past 30 days;
.. you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;
.. a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or .. the proceeds are sent by check, wire, or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

A notary public cannot provide a medallion signature guarantee. The Funds will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:
.. a financial representative or securities dealer;
.. a federal savings bank, cooperative, or other type of bank;
.. a savings and loan or other thrift institution;
.. a credit union; or
.. a securities exchange or clearing agency.

Exchanging Shares


You may exchange Class Y shares of your Fund, subject to minimum investment requirements, for Class Y shares of any IXIS Advisor Fund that offers Class Y shares, for Institutional Class shares of any series of Loomis Sayles Funds that offers Institutional Class shares or for Class A shares of the Money Market Fund. Certain Funds have redemption fees. Agents, general agents, directors and senior officers of NELICO and its insurance company subsidiaries may, at the discretion of NELICO, elect to exchange Class Y shares of any IXIS Advisor Fund in a NELICO Deferred Compensation Account for Class A shares of any other IXIS Advisor Fund which does not offer Class Y shares. Class A shares of any IXIS Advisor Fund in a NELICO Deferred Compensation Account may also be exchanged for Class Y shares of any IXIS Advisor Fund. All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For federal income tax purposes, an exchange of a fund shares for shares of another fund is treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.


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                                    [GRAPHIC]



Fund Services
Restrictions on Buying, Selling and Exchanging Shares


Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in a Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of a Fund's portfolio, and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities, or small cap securities) may also have increased exposure to these risks. Each Fund discourages excessive, short-term trading that may be detrimental to the Fund and its shareholders. The Funds' Board of Trustees has adopted the following policies with respect to frequent purchases and redemptions of Fund shares.

Each Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund's other shareholders or possibly disruptive to the management of the Fund.

Limits on Frequent Trading. Without limiting the right of each Fund and the Distributor to refuse any purchase or exchange order, each Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of "market timers." With respect to exchanges, an account may be deemed to be one of a market timer if (i) more than two exchange purchases of any Fund are made for the account over a 90-day interval as determined by the Fund; or (ii) the account makes one or more exchange purchases of any Fund over a 90-day interval as determined by the Fund in an aggregate amount in excess of 1% of the Fund's total net assets. With respect to new purchases of a Fund, an account may be deemed to be one of a market timer if (i) more than twice over a 90-day interval as determined by the Fund, there is a purchase in a Fund followed by a subsequent redemption; or (ii) there are two purchases into a Fund by an account, each followed by a subsequent redemption over a 90-day interval as determined by the Fund in an aggregate amount in excess of 1% of the Fund's total net assets. The preceding are not exclusive lists of activities that the Funds and the Distributor may consider to be "market timing."

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If a Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, a Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Funds and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Funds and the Distributor also reserve the right to notify financial intermediaries of your trading activity. Because the Funds and the Distributor will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, the ability of the Funds and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of a Fund's underlying beneficial owners.

 Purchase Restrictions

Each Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Funds may not be able to open your account if the requested information is not provided. Each Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

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34

 Selling Restrictions

The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:

               Restriction              Situation
               The Fund may suspend     . When the New York
               the right of redemption    Stock Exchange (the
               or postpone payment for    "Exchange") is closed
               more than 7 days:          (other than a
                                          weekend/holiday)
                                        . During an emergency
                                        . During any other
                                          period permitted by
                                          the SEC
               The Fund reserves the    . With a notice of a
               right to suspend           dispute between
               account services or        registered owners
               refuse transaction       . With
               requests:                  suspicion/evidence of
                                          a fraudulent act
               The Fund may pay the     . When it is detrimental
               redemption price in        for a Fund to make
               whole or in part by a      cash payments as
               distribution in kind of    determined in the sole
               readily marketable         discretion of the
               securities in lieu of      adviser or subadviser
               cash or may take up to
               7 days to pay a
               redemption request in
               order to raise capital:
               The Fund may withhold    . When redemptions are
               redemption proceeds        made within 10
               until the check or         calendar days of
               funds have cleared:        purchase by check or
                                          ACH of the shares
                                          being redeemed

Although most redemptions are made in cash, as described in the SAI, each Fund reserves the right to redeem shares in kind.


 Redemption Fees

For Class Y shares of CGM Advisor Targeted Equity Fund, Hansberger International Fund and Vaughan Nelson Small Cap Value Fund

Shareholders will be charged a 2% redemption fee if they redeem, including redeeming by exchange, Class Y shares of these Funds within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to offset the costs to the Funds of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder's redemption or exchange proceeds and is paid to the Fund, although there may be a delay between the time the fee is deducted from such proceeds and when it is paid to the Fund.

The "first-in, first-out" (FIFO) method is used to determine the holding period of redeemed or exchange shares, which means that if you acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange.

The Funds currently do not impose a redemption fee on a redemption of:
 . shares acquired by reinvestment of dividends or distributions of a Fund; or . shares held in an account of certain retirement plans or profit sharing plans or purchased through certain intermediaries; or . shares redeemed as part of a systematic withdrawal plan.

The Funds may modify or eliminate these waivers at any time. In addition, the Funds may modify the way the redemption fee is applied, including the amount of the redemption fee and/or the length of time shares must be held before the redemption fee is no longer applied, for certain categories of investors or for shareholders investing through financial intermediaries which apply the redemption fee in a manner different from that described above.



The ability of a Fund to assess a redemption fee on transactions by underlying shareholders of omnibus and other accounts maintained by brokers, retirement plan accounts and fee-based program accounts may be limited.

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                                                                             35

                                    [GRAPHIC]



Fund Services
How Fund Shares Are Priced

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:


Net Asset Value = Total market value of securities + Cash and other assets - Liabilities
                  -------------------------------------------------
                            Number of outstanding shares

The net asset value of Fund shares is determined according to this schedule:
.. A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Generally, a Fund's shares will not be priced on the days on which the Exchange is closed for trading. However, in the advisers' discretion, a Fund's shares may be priced on a day the Exchange is closed for trading if the advisers in their discretion determine that there has been enough trading in that Fund's portfolio securities to materially affect the net asset value of the Fund's shares. This may occur, for example, if the Exchange is closed but the NASDAQ Stock Market is open for trading. In addition, a Fund's shares will not be priced on the holidays listed in the SAI. See the section "Net Asset Value and Public Offering Price" in the SAI for more details.
.. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated by each Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received "in good order."
.. Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor from the investment dealer before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.
.. A Fund significantly invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.
* Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the close of the Exchange and transmitted to the Distributor prior to 9:30 a.m. on the next business day are processed at the net asset value determined on the day the order was received by your investment dealer.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:
.. Equity securities -- market price or as provided by a pricing service if market price is unavailable.
.. Debt securities (other than short-term obligations) -- based upon pricing service valuations, which determine valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
.. Short-term obligations (remaining maturity of less than 60 days) -- amortized cost (which approximates market value).
.. Securities traded on foreign exchanges -- market price on the non-U.S.
  exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security's value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund's net asset value is calculated.
.. Options -- last sale price, or if not available, last offering price.
.. Futures -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Board of Trustees.

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36

.. All other securities -- fair market value as determined by the adviser or subadviser of the Fund pursuant to procedures approved by the Board of Trustees.


Because of fair value pricing, as described above for "Securities traded on foreign exchanges" and "All other securities", is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that a Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). A Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the Exchange. The may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).


Dividends and Distributions


The Funds generally distribute most or all of their net investment income (other than capital gains) in the form of dividends. The following table shows when each Fund expects to distribute dividends. Each Fund expects to distribute all net realized long and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule as long as payments are made at least annually.



                 Dividend Payment Schedule
               Annually                     Quarterly
CGM Advisor Targeted Equity Fund       AEW Real Estate Fund
Hansberger International Fund
Harris Associates Large Cap Value Fund
IXIS U.S. Diversified Portfolio
Vaughan Nelson Small Cap Value Fund


Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:
    . Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional Class Y shares of the Fund, or in Class Y shares of another IXIS Advisor Fund.
    .  Receive all distributions in cash.

For more information or to change your distribution option, contact IXIS Advisor Funds in writing or call 800-225-5478.


If you earn more than $10 annually in taxable income from an IXIS Advisor Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.


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                                                                             37

                                    [GRAPHIC]



Tax Consequences


Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code necessary to qualify for treatment as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Taxation of Distributions for the Funds. Distributions derived from net short-term capital gains, i.e., gains from investments that a Fund held one year or less, or investment income (other than exempt interest dividends) are generally taxable at ordinary income rates. If you are a corporation investing in the Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. However, distributions by a Fund from REITs will not qualify for the corporate dividends-received deduction. In addition, distributions by a Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable. Distributions of gains from investments that a Fund owned for more than one year that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund levels.

For taxable years beginning on or before December 31, 208 long-term capital gain rates applicable to individuals have been temporarily reduced. For more information see the SAI under "Income Dividends, Capital Gain Distributions and Tax Status".

Fund distributions paid to you are taxable whether you receive them in cash or reinvest them in additional shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid). Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized or realized but not distributed.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

Taxation of Certain Investments. A Fund's investments in foreign securities may be subject to foreign withholding and other taxes. In that case, the Fund's yield on those securities would be decreased. We do not expect shareholders to be entitled to claim a credit or deduction with respect to foreign taxes in any Fund that invests 50% or less of its assets in foreign securities. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of a Fund's distributions. Because the Funds invest in foreign securities, shareholders should consult their tax advisers about consequences of their investments under foreign laws.

Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities may be exempt from state and local income taxes. A Fund advises shareholders of the proportion of any Fund's dividends that are derived from such interest.

A Fund's investments in certain debt obligations may cause that Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements. Income generated by investments in fixed-income securities is not eligible for treatment as qualified dividend income.

REITs attempt to minimize their corporate tax costs by distributing at least 90% of their REIT taxable income to their interest holders. If a REIT failed to distribute such a percentage of its REIT taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to its shareholders (including AEW Real Estate and Targeted Equity Funds) would be reduced by any corporate taxes payable by the REIT. Income distributions from REITs generally are not entitled to be treated as qualified dividend income.

Non-U.S. Shareholders. In general, dividends (other than capital gain dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at the rate of 30% (or lower applicable treaty rate). However, under the American Jobs Creation Act of 2004 (the "2004 Act"), effective for taxable years of the Funds beginning after December 31, 2004 and before January 1, 2008, a Fund generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign

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38
person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by a Fund. This provision will first apply to a Fund in its taxable year beginning on January 1, 2005 (February 1, 2005 got AEW Real Estate Fund).


The 2004 Act modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. Under the 2004 Act, which is generally effective for taxable years of RICs beginning after December 31, 2004, and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.


Backup Withholding. Each Fund is also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.


Sales or Exchanges of Fund Shares. The redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another IXIS Advisor Fund or Money Market Fund) is a taxable event and may result in the recognition of a gain or loss. Gain or loss, if any, recognized on the redemption, sale, exchange or other disposition of Fund shares will be taxed as a long-term capital gain or loss if the shares are capital assets in the shareholder's hands and if the shareholder held the shares for more than one year.

You should consult your tax adviser for more information on your own situation, including possible foreign, state or local taxes.
Compensation to Securities Dealers

The Distributor and its affiliates may, out of their own resources, make payments to dealers which satisfy certain criteria established from time to time by the Distributor. Payments may vary based on net sales, the length of time assets of a dealer's clients have remained invested in the Funds, and other factors. See the SAI for more details.


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                                                                             39

                                    [GRAPHIC]




Financial Performance



  The financial highlights tables are intended to help you understand each Fund's financial performance for the last five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with each Fund's financial statements, is included in the Fund's annual report to shareholders. The annual reports are incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.


For a share outstanding throughout each period.


                       Income (loss) from investment operations:            Less distributions:
                       ----------------------------------------  -----------------------------------------

             Net asset
              value,      Net        Net realized                  Dividends    Distributions
             beginning investment   and unrealized   Total from       from        from net
                of       income     gain (loss) on   investment  net investment   realized        Total     Redemption
              period   (loss) (a)    investments     operations      income     capital gains distributions    fee
             --------- ----------   --------------   ----------  -------------- ------------- ------------- ----------

AEW REAL ESTATE FUND
Class Y
1/31/2005     $14.83     $ 0.38         $ 2.28         $ 2.66        $(0.40)       $(0.64)       $(1.04)      $  --
1/31/2004      10.80       0.40           4.40           4.80         (0.53)        (0.24)        (0.77)         --
1/31/2003      11.21       0.42          (0.22)          0.20         (0.45)        (0.16)        (0.61)         --
1/31/2002      10.49       0.58           0.81           1.39         (0.56)        (0.11)        (0.67)         --
1/31/2001(c)   10.00       0.23           0.55           0.78         (0.29)           --         (0.29)         --

CGM ADVISOR TARGETED EQUITY FUND
Class Y
12/31/2004    $ 8.07     $ 0.04         $ 1.12         $ 1.16        $   --        $   --        $   --       $0.00(b)
12/31/2003      5.63       0.01           2.43           2.44            --            --            --          --
12/31/2002      7.85      (0.02)         (2.20)         (2.22)           --            --            --          --
12/31/2001      9.37       0.01          (1.50)         (1.49)        (0.03)           --         (0.03)         --
12/31/2000     11.01       0.12          (0.60)         (0.48)        (0.09)        (1.07)        (1.16)         --







(a)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.


(b)Amount rounds to less than $0.01 per share.




(c)For the period August 31, 2000 (commencement of operations) through January 31, 2001.


(d)Computed on an annualized basis for periods less than one year.


(e)Represents total expenses prior to advisory fee waiver. Previously, expenses in this table were presented net of such waivers.


(f)The investment advisor waived a portion of its advisory fee during the period. Without this waiver, expense ratios would have been higher.


(g)Had certain expenses not been reduced during the period, total returns would have been lower.


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40

                                     Ratios to average net assets:
                                -------------------------------------

Net asset           Net assets,           Expenses after
  value,    Total     end of              reimbursement/  Net investment Portfolio
  end of    return  the period  Expenses      waiver          income     turnover
the period   (%)      (000's)    (%)(e)        (%)          (loss) (%)   rate (%)
---------- ------   ----------- --------  --------------  -------------- ---------

  $16.45    17.9(g)   $ 9,964     1.37         1.25(f)         2.38          20
   14.83    45.5(g)     7,210     1.55         1.25(f)         2.98          18
   10.80     1.5(g)     1,521     1.77         1.25(f)         3.72          35
   11.21    13.5(g)       611     4.45         1.25(f)         5.35          36
   10.49     7.8(g)       539    36.36(d)      1.25(d)(f)      5.40(d)       12

  $ 9.23    14.4      $ 9,145     1.08          N/A            0.51         265
    8.07    43.3        7,773     1.03          N/A            0.16         261
    5.63   (28.3)       5,522     0.92          N/A           (0.31)        223
    7.85   (15.9)       8,785     0.87          N/A            0.13         243
    9.37    (4.2)      12,260     0.85          N/A            1.16         266


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                                                                             41

                                    [GRAPHIC]




Financial Performance (continued)


For a share outstanding throughout each period.


                                 Income (loss) from investment operations:      Less distributions:
                                ------------------------------------------  --------------------------

                 Net asset
                  value,                          Net realized              Distributions
                 beginning                       and unrealized Total from    from net
                    of           Net investment  gain (loss) on investment    realized        Total
                  period        income (loss)(a)  investments   operations  capital gains distributions
                   ----------   ---------------- -------------- ----------  ------------- -------------

Harris Associates Large Cap Value Fund
Class Y
12/31/2004       $    12.54        $     0.07      $     1.13   $     1.20   $       --    $       --
12/31/2003             9.59              0.06            2.89         2.95           --            --
12/31/2002            11.93              0.07           (2.41)       (2.34)          --            --
12/31/2001            13.87              0.06           (2.00)       (1.94)          --            --
12/31/2000            15.36              0.07           (1.10)       (1.03)       (0.46)        (0.46)

IXIS U.S. Diversified Portfolio
Class Y
12/31/2004       $    17.46        $    (0.05)     $     2.41   $     2.36   $       --    $       --
12/31/2003            12.98             (0.04)           4.52         4.48           --            --
12/31/2002            16.50             (0.02)          (3.50)       (3.52)          --            --
12/31/2001            18.13              0.04           (1.66)       (1.62)       (0.01)        (0.01)
12/31/2000            25.08              0.03           (3.96)       (3.93)       (3.02)        (3.02)



(a)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.


(b)Portfolio turnover excludes the impact of assets as a result of a merger with another Fund.





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42

                                             Ratios to average net assets:
                                           -------------------------------


    Net asset             Net assets,
      value,     Total      end of                Net investment  Portfolio
      end of     return   the period    Expenses      income      turnover
    the period    (%)       (000's)       (%)       (loss)(%)      rate(%)
    ---------- ---------  -----------   --------- -------------- ---------

    $    13.74       9.6  $   18,027         0.99        0.58           27
         12.54      30.8      26,545         1.01        0.51           30(b)
          9.59     (19.6)     10,569         0.96        0.66          195
         11.93     (14.0)     11,918         0.91        0.52          154
         13.87      (7.0)     10,131         0.87        0.48          139

    $    19.82      13.5  $   25,060         1.33       (0.27)         104
         17.46      34.5      47,485         1.34       (0.30)         102
         12.98     (21.3)     37,911         1.29       (0.15)          95
         16.50      (9.0)     55,970         1.29        0.23          183
         18.13     (16.6)     73,310         1.25        0.12          524




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                                                                             43

Glossary of Terms




American Depositary Receipts (ADRs) -- Instruments issued by U.S. banks that represent an interest in equity securities held by arrangement with the bank. These instruments can be either "sponsored" or "unsponsored." Sponsored depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depositary receipts are arranged without involvement by the issuer of the underlying equity securities.

Bid price -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Bottom-up analysis -- The analysis of potential performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

Capital gain distributions -- Payments to a Fund's shareholders of net profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

Credit rating -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc. ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's, are generally considered investment grade.

Debt-to-Total Capital Ratio -- Total debt (current and long-term) divided by total capital (debt and equity). This ratio provides information regarding the extent of a company's reliance on debt financing. A high ratio indicates a high degree of financial leverage and a high degree of risk.

Derivative -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Discounted price -- The difference between a bond's current market price and its face or redemption value.

Diversification -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Dividend yield -- The current or estimated annual dividend divided by the market price per share of a security.

Duration -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

Earnings growth -- A pattern of increasing rates of growth in earnings per share from one period to another, which usually causes a stock's price to rise.


European Depositary Receipts (EDRs) -- Instruments issued by European banks that represent an interest in equity securities held by arrangement with the bank. These instruments can be either "sponsored" or "unsponsored." Sponsored depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depositary receipts are arranged without involvement by the issuer of the underlying equity securities.


FFO Multiple -- The price per share of a REIT divided by its Funds from Operations (FFO). The FFO of a REIT is the measure of its operating performance showing its net income plus depreciation of real estate and excluding gains or losses from sales of property or debt restructuring.

Fundamental analysis -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.


Global Depositary Receipts (GDRs) -- Instruments issued by companies and offered in many markets around the world that represent an interest in equity securities held by arrangement with the bank. These instruments can be either "sponsored" or "unsponsored." Sponsored depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depositary receipts are arranged without involvement by the issuer of the underlying equity securities.


Growth investing -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

Income distributions -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

--------------------------------------------------------------------------------
44

Inflation -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate -- Rate of interest charged for the use of money, usually expressed at an annual rate.

Market capitalization -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.

Maturity -- The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.


Net assets -- A Fund's assets minus its liabilities. With respect to the Funds that have a policy to invest 80% of their net assets in particular kinds of securities, "net assets" as used in such policies means net assets plus any borrowings made for investment purposes.


Net asset value (NAV) per share -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

Price-to-book value ratio -- Current market price of a stock divided by its book value. Some firms use the inverse ratio for this calculation (i.e., book-to-price ratio).

Price-to-earnings ratio -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. The ratio may be calculated using "trailing" earnings or estimates of future (or "forward") earnings. Some firms use the inverse ratio for this calculation (i.e., earnings-to-price ratio).

Qualitative analysis -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategies.

Return on equity -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. This tells common shareholders how effectively their money is being employed.

Rule 144A securities -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a Fund's trustees, that a particular issue of Rule 144A securities is liquid.

Target price -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.

Technical analysis -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

Top-down approach -- The method in which an investor first looks at trends in the general economy, and next selects industries and then companies that the investor believes should benefit from those trends.

Total return -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of a Fund.

Value investing -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

Volatility -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

--------------------------------------------------------------------------------
                                                                             45

Yield -- The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

Yield-to-maturity -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

--------------------------------------------------------------------------------
46

If you would like more information about the Funds, the following documents are available free upon request:
  Annual and Semiannual Reports -- Provide additional information about each Fund's investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI) -- Provides more detailed information about the Funds and their investment limitations and policies, has been filed with the SEC and is incorporated into this Prospectus by reference.

 To order a free copy of the Funds' annual or semiannual report or their SAI, and to make shareholder inquiries generally, contact your financial representative, or the Funds at:
   IXIS Asset Management Distributors, L.P., 399 Boylston Street, Boston, MA 02116 Telephone: 800-225-5478 The Funds' annual and semi-annual reports and SAI are available on the Funds' website at: www.ixisadvisorfunds.com
         Important Notice Regarding Delivery of Shareholder Documents:
In our continuing effort to reduce your fund's expenses and the amount of mail that you receive from us, we combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

   Your financial representative or IXIS Advisor Funds will also be happy to answer your questions or to provide any additional information that you may require.

 Information about the Funds, including their reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Funds' reports and SAI are available free from the
   EDGAR Database on the SEC's Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the
         SEC's Public Reference Section, Washington, D.C. 20549-0102.


 Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090.


Portfolio Holdings A description of Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the SAI.

 IXIS Asset Management Distributors, L.P. (IXIS Distributors), and other firms selling shares of IXIS Advisor Funds are members of the National Association of Securities Dealers, Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting its Web site at www.NASD.com.

 IXIS Distributors distributes the IXIS Advisor Funds and Loomis Sayles Funds.
      If you have a complaint concerning IXIS Distributors or any of its representatives or associated persons, please direct it to IXIS Asset
   Management Distributors, L.P., Attn: Director of Compliance, 399 Boylston
      Street - 6/th/ Floor, Boston, MA 02116 or call us at 800-225-5478.




                                                                     YES51-0505



                  (Investment Company Act File No. 811-04323)


                  (Investment Company Act File No. 811-00242)


                  (Investment Company Act File No. 811-07345)

                  (Investment Company Act File No. 811-09945)

[LOGO] IXIS | ADVISOR FUNDS
--------------------------------------------------------------------------------
Statement of Additional Information - PART I
May 1, 2005

IXIS Equity Diversified Portfolio
IXIS Moderate Diversified Portfolio
(Formerly named CDC IXIS Moderate Diversified Portfolio)


          This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectus of the Funds listed above (the "Portfolios" and each a "Portfolio"). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Portfolios for Class A or Class C shares (the "Prospectus"), as from time to time revised or supplemented. This Statement should be read together with the Prospectus. Investors may obtain the Prospectus without charge from IXIS Asset Management Distributors, L.P. (the "Distributor"), Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling IXIS Advisor Funds at 800-225-5478 or by placing an order online at www.ixisadvisorfunds.com.


          Part I of this Statement contains specific information about the Portfolios. Part II includes information about the Portfolios as well as other IXIS Advisor Funds.


          Each Portfolio is a diversified fund and a series of IXIS Advisor Funds Trust III (the "Trust") (formerly named CDC Nvest Funds Trust III), a registered open-end management investment company that offers a total of three series.

          The Portfolios' financial statements and accompanying notes that appear in the Portfolios' annual and semiannual reports are incorporated by reference into Part I of this Statement. Each Portfolio's annual and semiannual reports contain additional performance information and are available upon request and without charge by calling 800-225-5478 or by visiting the Portfolios' website at www.ixisadvisorfunds.com.



                                Table of Contents

PART I                                                                      PAGE
                                                                            ----
INVESTMENT RESTRICTIONS..................................................     ii
PORTFOLIO CHARGES AND EXPENSES...........................................     iv
OWNERSHIP OF PORTFOLIO SHARES............................................     ix

PART II
MISCELLANEOUS INVESTMENT STRATEGIES AND RELATED RISKS....................      3
MANAGEMENT OF THE TRUSTS.................................................     24
PORTFOLIO MANAGEMENT INFORMATION.........................................     46
PORTFOLIO TRANSACTIONS AND BROKERAGE.....................................     54
DESCRIPTION OF THE TRUSTS AND OWNERSHIP OF SHARES........................     60
PORTFOLIO TURNOVER.......................................................     69
PORTFOLIO HOLDINGS INFORMATION...........................................     70
HOW TO BUY SHARES........................................................     71
NET ASSET VALUE AND PUBLIC OFFERING PRICE................................     71
REDUCED SALES CHARGES....................................................     73
SHAREHOLDER SERVICES.....................................................     75
REDEMPTIONS..............................................................     81
PERFORMANCE INFORMATION..................................................     84
INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS..............     85
FINANCIAL STATEMENTS ....................................................     90
APPENDIX A...............................................................    A-1

--------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

          The following is a description of restrictions on the investments to be made by the Portfolios. The restrictions marked with an asterisk (*) are fundamental policies that may not be changed without the vote of a majority of the outstanding voting securities of the relevant Portfolio (as defined in the Investment Company Act of 1940, as amended, (the "1940 Act")). The other restrictions set forth below are not fundamental policies and may be changed by the Trust's Board of Trustees. Except in the case of restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

IXIS Equity Diversified Portfolio
IXIS Equity Diversified Portfolio may not:

+(1) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer, provided however, this limitation does not apply to government securities as defined in the 1940 Act;

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Portfolio's total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations;

*(3) Make short sales of securities or maintain a short position or purchase securities on margin, except that the Portfolio may obtain short-term credits as necessary for the clearance of security transactions, and the Portfolio may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act;

+*(4)     Borrow money, except to the extent permitted under the 1940 Act;

*(5) Make loans, except that the Portfolio may purchase or hold debt instruments in accordance with its investment objectives and policies, provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities;

*(6) Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

*(7) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

*(8) Purchase or sell commodities, except that the Portfolio may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities;

*(9) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act;

(10) Invest less than 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Prior to any change to such policy adopted by the Board of Trustees of the Portfolio, the Portfolio will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

          Restrictions (3) and (9) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Portfolio positions are excluded from the definition of "senior security" so long as the Portfolio maintains adequate cover, segregation of assets or otherwise.

          In addition, it is contrary to the Portfolio's present policy, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Portfolio's total assets (based on current value) would then be invested in such securities. The staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Portfolio will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and certain commercial paper, that the adviser or subadviser has determined to be liquid under procedures approved by the Board of Trustees.

IXIS Moderate Diversified Portfolio
IXIS Moderate Diversified Portfolio may not:

+(1) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer, provided however, this limitation does not apply to government securities as defined in the 1940 Act;

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Portfolio's total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations;

*(3) Make short sales of securities or maintain a short position or purchase securities on margin, except that the Portfolio may obtain short-term credits as necessary for the clearance of security transactions, and the Portfolio may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act;

+*(4)     Borrow money, except to the extent permitted under the 1940 Act;

*(5) Make loans, except that the Portfolio may purchase or hold debt instruments in accordance with its investment objectives and policies, provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities;

*(6) Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

*(7) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

*(8) Purchase or sell commodities, except that the Portfolio may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities;

*(9) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act;

          Restrictions (3) and (9) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Portfolio positions are excluded from the definition of "senior security" so long as the Portfolio maintains adequate cover, segregation of assets or otherwise.

          In addition, it is contrary to the Portfolio's present policy, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Portfolio's total assets (based on current value) would then be invested in such securities. The staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Portfolio will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act and certain commercial paper, that the adviser or subadviser has determined to be liquid under procedures approved by the Board of Trustees.

--------------------------------------------------------------------------------
                         PORTFOLIO CHARGES AND EXPENSES
--------------------------------------------------------------------------------




          Pursuant to separate advisory agreements, IXIS Asset Management Advisors, L.P. ("IXIS Advisors") has agreed, subject to the supervision of the Board of Trustees of the Trust, to manage the investment and reinvestment of the assets of each Portfolio and to provide a range of administrative services to each Portfolio.

          For the services described in the advisory agreements, each Portfolio has agreed to pay IXIS Advisors an advisory fee at the annual rate set forth in the following table, reduced by the amount of any subadvisory fees payable by a Portfolio to its subadvisers pursuant to any subadvisory agreement:


                             Date of      Advisory fee payable by Portfolio to IXIS Advisors
Portfolio                   Agreement    (as a % of average daily net assets of the Portfolio)
-------------------------   ----------   -----------------------------------------------------
IXIS Equity Diversified      1/31/05          0.80%   of the first $1 billion
Portfolio                                     0.75%   of amounts in excess of $1 billion

IXIS Moderate Diversified   7/14/04/1/        0.75%   of the first $1 billion
Portfolio                   as amended        0.70%   of amounts in excess of $1 billion
                             01/01/05


/1/ Amended January 1, 2005. Prior to January 1, 2005, the advisory fee payable by the IXIS Moderate Diversified Portfolio to IXIS Advisors was 0.85% of the first $1 billion of the Portfolio's average daily net assets and 0.80% of the Portfolio's average daily net assts in excess of $1 billion.

          IXIS Advisors has given a binding undertaking for each Class of each Portfolio to reduce the advisory fees, and if necessary, to bear certain expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expense, associated with the Portfolios, to the extent necessary to limit the Portfolios' expenses to the annual rates indicated below. The undertaking will be binding on IXIS Advisors for a period of one-year from the date shown, and will be reevaluated on an annual basis thereafter, subject to the obligation of each Portfolio to pay such deferred fees or expense reimbursement in later periods to the extent that each Fund's expenses fall below the expense limit; provided, however, that each Portfolio is not obligated to pay such deferred fees or expense reimbursement more than one year after the end of the fiscal year in which the fee was deferred.

                                      Expense
Fund                                   Limit    Date of Undertaking
-----------------------------------   -------   -------------------
IXIS Equity Diversified Portfolio                January 31, 2005*
   Class A                             1.65%
   Class C                             2.40%
IXIS Moderate Diversified Portfolio              May 1, 2005
   Class A                             1.65%
   Class C                             2.40%


*    This undertaking is in effect through April 30, 2006.

SUBADVISORY FEES


          Each advisory agreement provides that IXIS Advisors may delegate its responsibilities thereunder to another party. As explained in the Prospectus, the IXIS Equity Diversified Portfolio is divided into four disciplines and IXIS Moderate Diversified Portfolio is divided into five disciplines. The portfolio management of each discipline of the Portfolio has been delegated to a subadviser as described below.


IXIS Equity Diversified Portfolio

          Pursuant to separate subadvisory agreements, IXIS Advisors has delegated its portfolio management investment responsibilities to the IXIS Equity Diversified Portfolio among four subadvisers. The subadvisers of the IXIS Equity Diversified Portfolio are Loomis, Sayles & Company, L.P. ("Loomis Sayles"), Harris Associates L.P. ("Harris Associates"), Reich & Tang Asset Management, LLC ("Reich & Tang") and Hansberger Global Investors, Inc. ("Hansberger"). For the services described in the subadvisory agreements, the respective subadvisers receive subadvisory fees at the annual rates set forth in the following table:


                                                Subadvisory fee payable to
                              Date of                   subadviser
                            Subadvisory        (as a % of average daily net
       Subadviser            Agreement          assets of the Discipline)
-----------------------   ----------------   --------------------------------
Loomis Sayles - Large     January 31, 2005   0.45%  of the first $250 million
Cap Growth Discipline                        0.40%  thereafter

Harris Associates -       January 31, 2005   0.45%  of the first $250 million
Large Cap Value                              0.40%  thereafter
Discipline

Reich & Tang - Mid Cap    January 31, 2005   0.45%  of the first $250 million
Value Discipline                             0.40%  thereafter

Hansberger -              January 31, 2005   0.45%  of the first $250 million
International Developed                      0.40%  thereafter
Market Discipline

IXIS Moderate Diversified Portfolio

          Pursuant to separate subadvisory agreements, IXIS Advisors has delegated its portfolio management investment responsibilities to the IXIS Moderate Diversified Portfolio among four subadvisers. The subadvisers of the IXIS Moderate Diversified Portfolio are Loomis Sayles (which manages two of the five disciplines), Harris Associates, Reich & Tang and Hansberger. For the services described in the subadvisory agreements, the respective subadvisers receive subadvisory fees at the annual rates set forth in the following table:


                                             Subadvisory fee payable to
                             Date of                 subadviser
                           Subadvisory      (as a % of average daily net
       Subadviser           Agreement        assets of the Discipline)
-----------------------   -------------   --------------------------------
Loomis Sayles - Core      July 14, 2004   0.30%  of the first $250 million
Fixed Income Discipline                   0.25%  thereafter

Loomis Sayles - Large     July 14, 2004   0.45%  of the first $250 million
Cap Growth Discipline                     0.40%  thereafter

Harris Associates -       July 14, 2004   0.45%  of the first $250 million
Large Cap Value                           0.40%  thereafter
Discipline

Reich & Tang - Mid Cap    July 14, 2004   0.45%  of the first $250 million
Value Discipline                          0.40%  thereafter

Hansberger -              July 14, 2004   0.45%  of the first $250 million
International Developed                   0.40%  thereafter
Market Discipline


          For the commencement of operations on July 15, 2004 through December 31, 2004, the following table shows the total advisory fees (including subadvisory fees) paid by the IXIS Moderate Diversified Portfolio and of these amounts, the total paid to IXIS Advisors and the total paid to a subadviser of the Portfolio. The IXIS Equity Diversified Portfolio commenced operations on January 31, 2005 and thus did not incur any fees for the period ended December 31, 2004.


--------------------------------------------------------------------------------
IXIS MODERATE DIVERSIFIED PORTFOLIO/1/
--------------------------------------------------------------------------------
                    7/15/04 - 12/31/04
--------------------------------------------------------------------------------
Total Advisory Fee        $120,418
--------------------------------------------------------------------------------
IXIS Advisors
   Fee Earned              $63,908
   Fee Waived              $63,908
   Total Paid                   --
Loomis Sayles
   Fee Earned              $29,364
   Fee Waived              $29,364
   Total Paid                   --
Harris Associates
   Fee Earned              $14,311
   Fee Waived              $14,311
   Total Paid                   --

Reich & Tang
   Fee Earned               $6,397
   Fee Waived               $6,397
   Total Paid                   --
Hansberger
   Fee Earned               $6,438
   Fee Waived               $6,438
   Total Paid                   --



/1/ In addition to waiving its advisory fee, IXIS Advisors assumed additional expenses of $157,257 for the fiscal year ended January 31, 2005.


BROKERAGE COMMISSIONS

          Set forth below are the amounts the IXIS Moderate Diversified Portfolio paid in brokerage commissions for the period July 15, 2004 through December 31, 2004. The IXIS Equity Diversified Portfolio commenced operations on January 31, 2005 and thus did not incur any brokerage commissions for the period ended December 31, 2004.

IXIS MODERATE DIVERSIFIED PORTFOLIO


                                                             7/15/04 - 12/31/04
                                                             ------------------
Brokerage Transactions
   Allocated to brokers providing research services             $12,125,270
Brokerage Commissions
   Total Brokerage Commissions Paid                             $    57,739
   Commissions paid to Brokers providing research services      $     9,876
   Commissions paid to Affiliated Brokers*
      Harris Associates Securities, L.P. ("HASLP")              $    16,372
      Reich & Tang Distributors, Inc. ("R&T Distributors")      $       923



*For the fiscal year ended December 31, 2004, the Portfolio paid 28.98% and 1.60% of its total brokerage commissions to HASLP and R&T Distributors, respectively, and effected 28.20% and 1.03% of the aggregate dollar amount of its total brokerage transactions through HASLP and R&T Distributors, respectively.


          For a description of how transactions in portfolio securities are effected and how the Portfolios' subadvisers select brokers, see the section entitled "Portfolio Transactions and Brokerage" in Part II of this Statement.

Regular Broker-Dealers

          The table below contains the aggregate value of securities of IXIS Moderate Diversified Portfolio's regular broker-dealers+. (or the parent of the regular broker-dealers) held by the Portfolio, if any, as of the period July 15, 2004 through December 31, 2004. The IXIS Equity Diversified Portfolio commenced operations on January 31, 2005 and thus did not hold securities of any regular broker-dealer for the period ended December 31, 2004.


                                                                       Aggregate Value of Securities
                                                                         of each Regular Broker or
                                                                        Dealer (or its Parent) held
Portfolio                                  Regular Broker-Dealer               by Portfolio
-----------------------------------   ------------------------------   -----------------------------
IXIS Moderate Diversified Portfolio   Citigroup Inc.                            $404,712
                                      Goldman Sachs Group, Inc.                 $400,554
                                      JP Morgan Chase & Co., Inc.               $503,229
                                      Lehman Brothers Holdings, Inc.            $698,599
                                      Morgan Stanley & Co, Inc.                 $465,955


+ "Regular Broker-Dealers" are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company's portfolio transactions during the company's most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company's most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company's most recent fiscal year.

SALES CHARGES AND 12B-1 FEES

          As explained in Part II of this Statement, Class A and Class C of each Portfolio pay the Distributor fees under plans adopted pursuant to Rule 12b-1 under the 1940 Act ("Plans"). The following table shows the amounts of Rule 12b-1 fees paid by the IXIS Moderate Diversified Portfolio from the commencement of operations on July 15, 2004 to December 31, 2004. The IXIS Equity Diversified Portfolio commenced operations on January 31, 2005 and thus did not pay any Rule 12b-1 fees for the period ended December 31, 2004. All amounts paid under the Plans during the period were paid as compensation to the Distributor. Compensation payable under the Plans may be paid regardless of the Distributor's expenses. The anticipated benefits to the Portfolios of the Plans include the ability to attract and maintain assets.


Portfolio                             7/15/04 - 12/31/04
-----------------------------------   ------------------
IXIS Moderate Diversified Portfolio
   (Class A)                                $13,853
   (Class C)                                $86,262


          During the period July 15, 2004 to December 31, 2004, the Distributor's expenses relating to the IXIS Moderate Diversified Portfolio's 12b-1 plans were as follows:


IXIS Moderate Diversified Portfolio
(Class A shares)
Compensation to Investment Dealers                        $    7,778
Compensation to Distributor's Sales Personnel and Other
   Related Costs                                          $  360,894
                                                          ----------
      TOTAL                                               $  368,673

(Class C shares)
Compensation to Investment Dealers                        $  451,641
Compensation to Distributor's Sales Personnel and Other
   Related Costs                                          $  651,118
                                                          ----------
      TOTAL                                               $1,102,760

     The IXIS Equity Diversified Portfolio commenced operations on January 31, 2005 and thus had no Distributor expenses relating to the Portfolio's 12b-1 Plans during the period ended December 31, 2004.


--------------------------------------------------------------------------------
                          OWNERSHIP OF PORTFOLIO SHARES
--------------------------------------------------------------------------------



     As of April 27, 2005, to the Trust's knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Portfolios set forth below.*

------------------------------------------------------------------------------------------------------------
Portfolio                                Shareholder and Address                                Ownership
                                                                                                Percentage
------------------------------------------------------------------------------------------------------------
IXIS Equity Diversified Portfolio/1/
------------------------------------------------------------------------------------------------------------
Class A                                  IXIS IS                                                56.79%
                                         For the benefit of CNCE
                                         16-18 Rue Berthollet
                                         94 113 Acrueil Cedex France
------------------------------------------------------------------------------------------------------------
                                         MLPF&S for the sole benefit of its customers           30.22%
                                         Attn: Fund Administration
                                         4800 Deer Lake Drive East 2nd Floor
                                         Jacksonville, Florida 32246-6484
------------------------------------------------------------------------------------------------------------
Class C                                  MLPF&S for the sole benefit of its customers           89.16%
                                         Attn: Fund Administration
                                         4800 Deer Lake Drive East 2nd Floor
                                         Jacksonville, Florida 32246-6484
------------------------------------------------------------------------------------------------------------
IXIS Moderate Diversified Portfolio/2/
------------------------------------------------------------------------------------------------------------
Class A                                  MLPF&S for the sole benefit of its customers           73.80%
                                         Attn: Fund Administration
                                         4800 Deer Lake Drive East 2nd Floor
                                         Jacksonville, Florida 32246-6484
------------------------------------------------------------------------------------------------------------
                                         IXIS IS                                                9.94%
                                         26-28 Rue Neuve Tolbiac
                                         75658 Paris France
------------------------------------------------------------------------------------------------------------
Class C                                  MLPF&S for the sole benefit of its customers           94.31%
                                         Attn: Fund Administration
                                         4800 Deer Lake Drive East 2nd Floor
                                         Jacksonville, Florida 32246-6484
------------------------------------------------------------------------------------------------------------

* Such ownership may be beneficially held by individuals or entities other than the owner listed. To the extent that any listed shareholder beneficially owns more than 25% of a Portfolio, it may be deemed to "control" such Portfolio within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of the Portfolio to take actions requiring the affirmative vote of holders of a plurality or majority of the Portfolio's shares without the approval of the controlling shareholder.

/1/ As of April 27, 2005, Merrill Lynch Pierce Fenner & Smith Inc. ("MLPF&S") for the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Drive East 2nd Floor, Jacksonville, Florida 32246-6484 owned 64.92% of the Equity Diversified Portfolio and therefore may be presumed to "control" the Portfolio, as that term is defined in the Investment Company Act of 1940. However, such ownership may be beneficially held by individuals or entities other than MLPF&S. MLPF&S is organized under the laws of Delaware. The parent of MLPF&S is Merrill Lynch & Co., Inc.

/2/ As of April 27, 2005, Merrill Lynch Pierce Fenner & Smith Inc. ("MLPF&S") for the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Drive East 2nd Floor, Jacksonville, Florida 32246-6484 owned 86.79% of the Moderate Diversified Portfolio and therefore may be presumed to "control" the Portfolio, as that term is defined in the Investment Company Act of 1940. However, such ownership may be beneficially held by individuals or entities other than MLPF&S. MLPF&S is organized under the laws of Delaware. The parent of MLPF&S is Merrill Lynch & Co., Inc.

IXIS | ADVISOR FUNDS


--------------------------------------------------------------------------------

Statement of Additional Information - PART I
May 1, 2005


AEW Real Estate Fund                     IXIS U.S. Diversified Portfolio (Formerly Named CDC
CGM Advisor Targeted Equity Fund         Nvest Star Advisers Fund)
Hansberger International Fund            IXIS Value Fund (Formerly Named CDC Nvest Star Value
Harris Associates Focused Value Fund     Fund)
Harris Associates Large Cap Value Fund   Vaughan nelson small cap value fund
                                         Westpeak Capital Growth Fund



     This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectuses of the IXIS Advisor Funds listed above (the "Funds" and each a "Fund"). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus for Class A, Class B or Class C shares of the Funds, or the Prospectus for Class Y shares of the Funds each dated May 1, 2005 (the "Prospectus" or "Prospectuses"), as from time to time revised or supplemented. This Statement should be read together with the Prospectuses. Investors may obtain the Prospectuses without charge from IXIS Asset Management Distributors, L.P. (the "Distributor"), Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling IXIS Advisor Funds at 800-225-5478 or by placing an order online at www.ixisadvisorfunds.com.


     Part I of this Statement contains specific information about the Funds.
Part II includes information about the Funds as well as other IXIS Advisor
Funds.


     CGM Advisor Targeted Equity Fund, Hansberger International Fund, IXIS U.S. Diversified Portfolio, IXIS Value Fund, Vaughan Nelson Small Cap Value Fund and Westpeak Capital Growth Fund are each a diversified fund and a series of IXIS Advisor Funds Trust I (formerly named CDC Nvest Funds Trust I), a registered open-end management investment company that offers a total of eight funds. Harris Associates Large Cap Value Fund is a diversified fund and a series of IXIS Advisor Funds Trust II (formerly named CDC Nvest Funds Trust II), a registered open-end management investment company that offers a total of two funds. Harris Associates Focused Value Fund is a non-diversified fund and a series of IXIS Advisor Funds Trust III (formerly named CDC Nvest Funds Trust
III), a registered open-end management investment company that currently offers three funds. AEW Real Estate Fund is a diversified fund and a series of IXIS Advisor Funds Trust IV (formerly named CDC Nvest Companies Trust I), a registered open-end management investment company that currently offers one fund. IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III and IXIS Advisor Funds Trust IV are collectively referred to in
Part I of this Statement as the "Trusts" and are each referred to as a "Trust."

     The Funds' financial statements and accompanying notes that appear in the Funds' annual and semiannual reports are incorporated by reference into Part I of this Statement. The Fund's annual and semiannual reports contain additional performance information and are available upon request and without charge by calling 800-225-5478 or by visiting the Funds' website at www.ixisadvisorfunds.com.


                                Table of Contents

PART I                                                                      PAGE
                                                                            ----
INVESTMENT RESTRICTIONS.......................................................ii
FUND CHARGES AND EXPENSES....................................................xiv
OWNERSHIP OF FUND SHARES..................................................xxviii

PART II
MISCELLANEOUS INVESTMENT STRATEGIES AND RELATED RISKS.......................   3
MANAGEMENT OF THE TRUSTS....................................................  24
PORTFOLIO MANAGEMENT INFORMATION ...........................................  46
PORTFOLIO TRANSACTIONS AND BROKERAGE........................................  54
DESCRIPTION OF THE TRUSTS AND OWNERSHIP OF SHARES...........................  60
PORTFOLIO TURNOVER..........................................................  69
PORTFOLIO HOLDINGS INFORMATION..............................................  70
HOW TO BUY SHARES...........................................................  71
NET ASSET VALUE AND PUBLIC OFFERING PRICE...................................  71
REDUCED SALES CHARGES.......................................................  73
SHAREHOLDER SERVICES........................................................  75
REDEMPTIONS.................................................................  81
PERFORMANCE INFORMATION.....................................................  84
INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS.................  85
FINANCIAL STATEMENTS........................................................  90
APPENDIX A.................................................................. A-1

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                             INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

     The following is a description of restrictions on the investments to be made by the Funds. The restrictions marked with an asterisk (*) are fundamental policies that may not be changed without the vote of a majority of the outstanding voting securities of the relevant Fund (as defined in the Investment Company Act of 1940, as amended, (the "1940 Act")). The other restrictions set forth below are not fundamental policies and may be changed by the relevant Trust's Board of Trustees. Except in the case of restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectuses apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

AEW Real Estate Fund
AEW Real Estate Fund may not:

*(1) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities ("U.S. government securities")) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

*(2) Purchase the securities of any issuer (other than U.S. government securities) if, as a result, 25% or more of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Fund will invest more than 25% of its total assets in securities of companies primarily engaged in the real estate industry.

*(3) Issue senior securities, except as otherwise permitted by the 1940 Act.

+*(4) Borrow money or pledge its assets; provided, however, that the Fund may borrow money as a temporary measure for extraordinary or emergency purposes or to meet redemptions, in amounts not exceeding 33 1/3% of its total assets and pledge its assets to secure such borrowings; and, provided, further, that the Fund will not purchase any additional portfolio securities at any time that its borrowings exceed 5% of its total assets; for the purpose of this restriction, collateral arrangements with respect to the writing of options, interest rate futures contracts, options on interest rate futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.

*(5) Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in the disposition of restricted securities.

*(6) Purchase and sell real estate unless acquired as a result of ownership of securities or other instruments; provided, however, that this limitation shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

*(7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided, however, that this limitation shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

*(8) Lend any portfolio security or make any other loan, if, as a result, more than 33 1/3% of its total assets would be lent to other parties, it being understood that this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) Purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions; for this purpose, the deposit or payment by the Fund of initial or variation margin in connection with interest rate futures contracts or related options transactions is not considered the purchase of a security on margin.

(10) Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is held as collateral for such sales at any one time.

+(11) Invest more than 15% of the Fund's net assets in illiquid securities
     (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Fund's Board of Trustees).

(12) Write, purchase or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with respect to U.S. government securities and with respect to interest rate futures contracts.

(13) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation or similar transaction; under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets taken at current value, or (c) own more than 3% of the outstanding voting stock of any one investment company.

(14) Invest less than 80% of its net assets (plus borrowings made for investment purposes) in investments of real estate investment trusts and/or real estate related companies. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the Securities and Exchange Commission ("SEC").

     The Fund may (but does not currently intend to), notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by AEW Management and Advisors, L.P. ("AEW") or an affiliate or successor with substantially the same fundamental investment objective, policies and limitations as the Fund.

     The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(11) above.

     Restrictions (3) and (10) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise.

     In restriction (14) above, the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

CGM Advisor Targeted Equity Fund
CGM Advisor Targeted Equity Fund will not:

*(1) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided, however, this limitation does not apply to government securities as defined in the 1940 Act.

*(2) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act.

*(3) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations.

*(4) Borrow money except for temporary or emergency purposes; provided however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost.

*(5) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities.

*(6) Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

*(7) Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities.

*(8) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

*(9) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

(10) Purchase options or warrants if, as a result, more than 1% of its total assets (taken at current value) would be invested in such securities.

(11) Write options or warrants.

+(12) Invest more than 15% of the Fund's total net assets in illiquid securities
     (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by IXIS Advisor Funds Trust I's trustees).

(13) Invest less than 80% of its net assets (plus borrowings made for investment purposes) in equity investments. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

     The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(12) above.

     In investment restriction (13) above, the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

     Restrictions (2) and (9) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise.

Hansberger International Fund
Hansberger International Fund may not:

(1) With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if, immediately after and as a result of such investment, more than 5% of the total assets of the Fund would be invested in such issuer.

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with all subdivisions thereof) will be considered to be a separate industry).

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where it owns or, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin).

(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer.

*(5) Borrow money in excess of 33 1/3% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes.

(6) Pledge more than 33 1/3% of its total assets (taken at cost). (For the purpose of this restriction, reverse repurchase agreements, collateral arrangements with respect to options, futures contracts, options on futures contracts, forward contracts, swap contracts and other similar instruments and with respect to initial and variation margin are not deemed to be a pledge of assets).

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities.

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options, swap contracts, currency forward contracts, structured notes and other similar instruments. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing).

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

(10) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser's or subadviser's management to reduce brokerage commissions to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction).

(11) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments, (b) enter into currency forward contracts and (c) invest in structured notes.

+(12) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees).

*(13) Issue senior securities. For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options or futures contracts, and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or other similar instruments; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom. (The Fund is required, under regulatory provisions applicable to it as interpreted by the staff of the SEC, to set aside in a segregated account with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options, futures contracts, forward contracts, swap contracts and other similar instruments).

The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(12) above.

Harris Associates Focused Value Fund
Harris Associates Focused Value Fund may not:

+(1) Acquire securities of any one issuer which (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer.

*(2) Invest more than 25% of its net assets in any one industry. This restriction does not apply to U.S. government securities. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations.

*(3) Make short sales of securities or maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act.

+*(4) Borrow money, except to the extent permitted under the 1940 Act.

*(5) Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the 1940 Act. (For the purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which a Fund may invest consistent with its investment policies is considered the making of a loan).

*(6) Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

*(7) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

*(8) Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities.

*(9) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

     Restrictions (3) and (9) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise.

     In addition, it is contrary to Harris Associates Focused Value Fund's present policy, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund's total assets (based on current value) would then be invested in such securities. The staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, each Fund will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act and certain commercial paper, that the Adviser or Subadviser has determined to be liquid under procedures approved by the Board of Trustees.

Harris Associates Large Cap Value Fund
Harris Associates Large Cap Value Fund will not:

*(1) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided however, this limitation does not apply to government securities as defined in the 1940 Act.

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations.

*(3) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act.

*(4) Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate interests therein.

*(5) Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities.

*(6) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

*(7) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities.

*(8) Borrow money except for temporary or emergency purposes; provided however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost.

*(9) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

+(10) Invest more than 15% of the Fund's total net assets in illiquid securities
     (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by IXIS Advisor Funds Trust II's trustees).

(11) Invest less than 80% of its net assets, plus any borrowings for investment purposes, in investments in companies that have market capitalization within the capitalization range of the Russell 1000 Index. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(10) above.

Restrictions (3) and (9) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise.

In investment restriction (11) above, the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

IXIS U.S. Diversified Portfolio
IXIS U.S. Diversified Portfolio will not:

*(1) With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if, immediately after and as a result of such investment, more than 5% of the total assets of the Fund would be invested in such issuer.

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry).

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except when, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin).

(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer.

*(5) Borrow money in excess of 25% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes.

(6) Pledge more than 25% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets).

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities.

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing).

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.


(10) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser's or subadviser's management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction).


(11) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments and (b) enter into currency forward contracts.

+(12) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees).

*(13) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restrictions (3) or (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to forward contracts, options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)


(14) Invest less than 80% of its net assets (plus any borrowings made for investment purposes) in U.S. securities. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.


The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(12) above.

     In restriction (14) above, the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.


IXIS Value Fund
IXIS Value Fund will not:


*(1) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer, provided however, this limitation does not apply to government securities (as defined in the 1940 Act).

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations.

*(3) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act.

*(4) Borrow money except for temporary or emergency purposes, provided however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost.

*(5) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies, provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities.

*(6) Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

*(7) Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities.

*(8) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

(10) Purchase options or warrants if, as a result, more than 1% of its total assets (taken at current value) would be invested in such securities.

(11) Write options or warrants.

+(12) Invest more than 15% of the Fund's total net assets in illiquid securities
     (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees.)

The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(12) above.

Restrictions (3) and (8) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise.

Vaughan Nelson Small Cap Value Fund
Vaughan Nelson Small Cap Value Fund may not:

(1) With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if, immediately after and as a result of such investment, more than 5% of the total assets of the Fund would be invested in such issuer.

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with all subdivisions thereof) will be considered to be a separate industry).

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin).

(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or, with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer.

*(5) Borrow money in excess of 33 1/3% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes.

(6) Pledge more than 33 1/3% of its total assets (taken at cost); (for the purpose of this restriction, reverse repurchase agreements, collateral arrangements with respect to options, futures contracts, options on futures contracts, forward contracts, swap contracts, short sales and other similar instruments and with respect to initial and variation margin are not deemed to be a pledge of assets).

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities.

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options, swap contracts, currency forward contracts, structured notes and other similar instruments. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing.)

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

(10) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser's or subadviser's management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

+ (11) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees).

*(12) Issue senior securities. For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options or futures contracts, and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or other similar instruments; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom. (The Fund is required, under regulatory provisions applicable to it as interpreted by the staff of the SEC, to set aside in a segregated account with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options, futures contracts, forward contracts, swap contracts and other similar instruments.)

(13) Invest less than 80% of its net assets (plus borrowings made for investment purposes) in investments in companies that have a market capitalization within the capitalization range of the Russell 2000 Index. The Fund will provide shareholders with notice at least 60 days in advance of any change to such policy adopted by the Board.

The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(11) above.

In restriction (13), the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

Westpeak Capital Growth Fund
Westpeak Capital Growth Fund may not:

(1) With respect to 75% of its total assets, purchase any security (other than U.S. government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer.

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry).


(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)


(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer.

*(5) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes.


(6) Pledge more than 15% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on future contracts and with respect to initial and variation margin are not deemed to be a pledge of assets.)


*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities.


*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing.)


*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

(10) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with the Fund's adviser or subadviser or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

(11) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities or securities indexes and (b) enter into currency forward contracts.

+(12) Invest more than 15% of its net assets (taken at current value) in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by IXIS Advisor Funds Trust I's trustees).

*(13) Issue senior securities. (For the purpose of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of IXIS Advisor Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)

     The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(12) above.

--------------------------------------------------------------------------------
                            FUND CHARGES AND EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES


     Pursuant to an advisory agreement, AEW has agreed to manage the investment and reinvestment of the assets of the AEW Real Estate Fund, subject to the supervision of the Board of Trustees of IXIS Advisor Funds Trust IV. For the services described in the advisory agreement, the AEW Real Estate Fund has agreed to pay AEW an advisory fee at the annual rate set forth in the following table:


                        Date of           Advisory fee payable by Fund to AEW
Fund                   Agreement   (as a % of average daily net assets of the Fund)
--------------------   ---------   ------------------------------------------------
AEW Real Estate Fund    10/30/00   0.80% of the first $500 million
                                   0.75% of amounts in excess of $500 million

     Pursuant to an advisory agreement, Capital Growth Management Limited Partnership ("CGM") has agreed to manage the investment and reinvestment of the assets of the CGM Advisor Targeted Equity Fund, subject to the supervision of the Board of Trustees of IXIS Advisor Funds Trust I. For the services described in the advisory agreement, the CGM Advisor Targeted Equity Fund has agreed to pay CGM an advisory fee at the annual rate set forth in the following table:

                        Date of           Advisory fee payable by Fund to CGM
Fund                   Agreement   (as a % of average daily net assets of the Fund)
--------------------   ---------   ------------------------------------------------
CGM Advisor Targeted    12/31/04   0.75% of the first $200 million
   Equity Fund                     0.70% of the next $300 million
                                   0.65% of the next $1.5 billion
                                   0.60% of amounts in excess of $2 billion

     Pursuant to separate advisory agreements, IXIS Asset Management Advisors, L.P., ("IXIS Advisors") has agreed, subject to the supervision of the Board of Trustees of the relevant Trust, to manage the investment and reinvestment of the assets of Hansberger International Fund, Harris Associates Focused Value Fund, Harris Associates Large Cap Value Fund, IXIS U.S. Diversified Portfolio, IXIS Value Fund, Vaughan Nelson Small Cap Value Fund and Westpeak Capital Growth Fund and to provide a range of administrative services to such Funds.

     For the services described in the advisory agreements, each such Fund has agreed to pay IXIS Advisors an advisory fee at the annual rate set forth in the following table, reduced by the amount of any subadvisory fees payable by a Fund to the subadviser pursuant to the subadvisory agreement:

                                        Date of       Advisory fee payable by Fund to IXIS Advisors
Fund                                   Agreement    (as a % of average daily net assets of the Fund)
-----------------------------------   -----------   ------------------------------------------------
Hansberger International Fund         10/30/00/1/   0.80% of the first $200 million
                                       as amended   0.75% of amounts in excess of $200 million
                                       03/01/04

Harris Associates Focused Value        03/15/01     1.00% of the first $1 billion
   Fund                                             0.95% of amounts in excess of $1 billion

Harris Associates Large Cap Value      10/30/00     0.70% of the first $200 million
   Fund                                             0.65% of the next $300 million
                                                    0.60% of amounts in excess of $500 million

IXIS U.S. Diversified Portfolio       10/30/00/2/   1.05% of the first $750 million
                                       as amended   0.95% of amounts in excess of $750 million
                                       05/01/04

IXIS Value Fund                        10/30/00     0.75% of the first $200 million
                                                    0.70% of the next $300 million
                                                    0.65% of amounts in excess of $500 million

Vaughan Nelson Small Cap Value Fund   10/30/00/3/   0.90%
                                       as amended
                                       03/01/04

Westpeak Capital Growth Fund           10/30/00     0.75% of the first $200 million
                                                    0.70% of the next $300 million
                                                    0.65% of amounts in excess of $500 million


/1/ Amended March 1, 2004. Prior to March 1, 2004, the advisory fee payable by the Hansberger International Fund to IXIS Advisors was 1.05% of the average daily net assets of the Fund.


/2/ Amended May 1, 2004. Prior to May 1, 2004, the advisory fee payable by the IXIS U.S. Diversified Portfolio to IXIS Advisors was 1.05% of the first $1 billion of the average daily net assets of the fund, 1.00% of the next $1 billion and 0.95% of such assets in excess of $2 billion.
/3/ Amended March 1, 2004. Prior to March 1, 2004, the advisory fee payable by the Vaughan Nelson Small Cap Value Fund to IXIS Advisors was 1.05% of the average daily net assets of the Fund.


     IXIS Advisors (AEW, in the case of AEW Real Estate Fund) has given a binding undertaking (for all classes of the Funds in the table below) to reduce the advisory fees, and if necessary, to bear certain expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expense, associated with the Funds, to the extent necessary to limit the Funds' expenses to the annual rates indicated below. The undertaking will be binding on IXIS Advisors (AEW, in the case of AEW Real Estate Fund) for a period of one-year from the date shown, and will be reevaluated on an annual basis thereafter, subject to the obligation of each Fund to pay such deferred fees or expense reimbursement in later periods to the extent that each Fund's expenses fall below the expense limit; provided, however, that each Fund is not obligated to pay such deferred fees or expense reimbursement more than one year after the end of the fiscal year in which the fee was deferred.


Fund                                     Expense Limit   Date of Undertaking
--------------------------------------   -------------   -------------------
AEW Real Estate Fund                                     May 1, 2005
   Class A                                   1.50%
   Class B                                   2.25%
   Class C                                   2.25%
   Class Y                                   1.25%
Harris Associates Focused Value Fund                     May 1, 2005
   Class A                                   1.70%
   Class B                                   2.45%
   Class C                                   2.45%
Harris Associates Large Cap Value Fund                   May 1, 2005
   Class A                                   1.30%
   Class B                                   2.05%
   Class C                                   2.05%
   Class Y                                   1.05%

SUBADVISORY FEES


     Each advisory agreement between IXIS Advisors and a Fund provides that IXIS Advisors may delegate its responsibilities thereunder to other parties. Pursuant to separate subadvisory agreements, IXIS Advisors has delegated its portfolio management responsibilities to one or more subadvisers, as follows: Hansberger Global Investors, Inc. ("Hansberger"), in the case of Hansberger International Fund; Harris Associates L.P. ("Harris Associates"), in the case of Harris Associates Focused Value Fund and Harris Associates Large Cap Value Fund; Vaughan Nelson Investment Management, L.P. ("Vaughan Nelson"), in the case of Vaughan Nelson Small Cap Value Fund; Westpeak Global Advisors, L.P. ("Westpeak"), in the case of Westpeak Capital Growth Fund; Harris Associates, Loomis, Sayles & Company, L.P. ("Loomis Sayles") (which manages two of the four segments) and Fund Asset Management, L.P., doing business as Mercury Advisors ("Mercury"), in the case of IXIS U.S. Diversified Portfolio; and Loomis Sayles, Vaughan Nelson, Harris Associates and Westpeak (each of which manages one of the four segments), in the case of IXIS Value Fund. For the services described in the subadvisory agreements, each Fund has agreed to pay its respective subadviser(s) a subadvisory fee at the annual rates set forth in the following table:


                                              Date of
                                            Subadvisory          Subadvisory fee payable to Subadviser
Fund                        Subadviser       Agreement     (as a % of average daily net assets of the Fund)
-----------------------   ---------------   ------------   ------------------------------------------------
Hansberger                Hansberger         03/01/02/1/   0.45%  of the first $200 million
International Fund                          as amended     0.40%  of amounts in excess of $200 million
                                             03/01/04

Harris Associates         Harris             03/15/01      0.60%  of the first $1 billion
Focused Value Fund        Associates                       0.55%  of amounts in excess of $1 billion

Harris Associates         Harris             10/29/02      0.45%  of the first $250 million
Large Cap Value Fund      Associates                       0.40%  of the next $250 million
                                                           0.35%  of amounts in excess of $500 million

IXIS U.S. Diversified     Harris             10/30/00      0.650% of the first $50 million
Portfolio                 Associates        as amended     0.600% of the next $50 million
                                             06/01/01/2/   0.550% of  the next $400 million
                                                           0.500% of amounts in excess of $500 million

                          Loomis Sayles -    05/18/01      0.550% of the first $50 million
                          Mid Cap           as amended     0.500% of the next $450 million
                          Growth Segment     06/01/01/2/   0.475% of amounts in excess of $500 million

                          Loomis Sayles -    10/30/00      0.550% of the first $50 million
                          Small Cap         as amended     0.500% of the next $250 million
                          Value Segment      06/01/01/2/   0.475% of the next $250 million
                                                           0.450% of amounts in excess of $550 million

                          Mercury            09/01/01      0.550% of the first $300 million
                                                           0.500% of amounts in excess of $300 million

IXIS Value Fund           Loomis Sayles      10/30/00      0.535% of the first $200 million
                                                           0.350% of the next $300 million
                                                           0.300% of amounts in excess of $500 million

                          Vaughan Nelson     10/30/00      0.500% of the first $25 million
                                                           0.400% of the next $175 million
                                                           0.325% of the next $300 million
                                                           0.275% of amounts in excess of $500 million

                          Harris             10/30/00      0.500% of the first $100 million
                          Associates                       0.450% of amounts in excess of $100 million

                          Westpeak           10/30/00      0.500% of the first $25 million
                                                           0.400% of the next $75 million
                                                           0.350% of the next $100 million
                                                           0.300% of amounts in excess of $200 million

                                               Date of
                                             Subadvisory         Subadvisory fee payable to Subadviser
Fund                         Subadviser       Agreement    (as a % of average daily net assets of the Fund)
-----------------------   ---------------   ------------   --------------------------------------------------
Vaughan Nelson Small      Vaughan Nelson     03/01/04/3/   0.55%
Cap Value Fund

Westpeak Capital          Westpeak           10/30/00      0.40%  of the first $200 million
Growth Fund                                                0.35%  of the next $300 million
                                                           0.30%  of amounts in excess of $500 million

/1/ Prior to August 1, 2003, the Fund's portfolio was divided into four different segments managed by three different subadvisers: Hansberger, Harris Associates (which managed two segments) and Loomis Sayles. The advisory fee rates payable to Hansberger for subadvising its segment of the Fund were 0.55% of the first $50 million of the segment's average daily net assets, 0.50% of the next $50 million of the segment's average daily net assets and 0.35% of the segment's average daily net assets in excess of $100 million. The advisory fee rates payable to Harris Associates and Loomis Sayles for subadvising their respective segments of the Fund were 0.65% of the first $50 million of the segment's average daily net assets, 0.60% of the next $50 million of the segment's average daily net assets and 0.55% of the segment's average daily net assets in excess of $100 million.

On August 1, 2003, Hansberger replaced Harris Associates as subadviser to one segment of the Fund. The advisory fee rates payable to Hansberger were the same as the rates payable to Harris Associates prior to August 1, 2003. On March 1, 2004, Hansberger became the sole subadviser to the Fund. The current advisory fee rates payable to Hansberger are set forth in the table above.

/2/ The subadvisory agreements with Harris Associates and Loomis Sayles were amended on June 1, 2001. The purpose of these amendments was to add additional break points to the subadvisory fee structures. The additional break point added for the Harris Associates segment was 0.50% of amounts in excess of $500 million, for the Loomis Sayles Mid Cap Growth Segment was 0.475% of amounts in excess of $500 million and for the Loomis Sayles Small Cap Value Segment was 0.450% of amounts in excess of $550 million.

/3/ Prior to March 1, 2004, the Fund's portfolio was divided into four different segments managed by four different subadvisers: Harris Associates, Loomis Sayles, RS Investment Management, L.P. ("RS Investments") and Salomon Brothers Asset Management Inc ("Salomon Brothers"). The advisory fee rate payable to Harris Associates for subadvising its segment of the Fund was 0.70% of the segment's average daily net assets. The advisory fee rates payable to Loomis Sayles and RS Investments for subadvising their respective segments of the Fund were 0.55% of the first $50 million of the segment's average daily net assets and 0.50% of the segment's average daily net assets in excess of $50 million. The advisory fee rate payable to Salomon Brothers was 0.55% of its segment of the Fund's average daily net assets. On March 1, 2004, Vaughan Nelson became the sole subadviser to the Fund. The current advisory fee rate payable to Vaughan Nelson is set forth in the table above.

     For the last three fiscal years, the following table shows the total advisory fees (including subadvisory fees) paid by the Funds and of these amounts, the total paid to IXIS Advisors and the total paid to a subadviser of a
Fund:

AEW REAL ESTATE FUND


                      1/31/03    1/31/04    1/31/05
                     --------   --------   --------
Total Advisory Fee   $167,318   $368,326   $671,404
AEW
   Fee Earned        $167,318   $368,326   $671,404
   Fee Waived/1/     $ 89,408   $ 43,189         --
   Total Paid        $ 77,910   $325,137   $671,404



/1/ In addition to waiving part of its advisory fee, AEW assumed additional expenses of $101,864, $178,797 and $168,874, for the fiscal years ended January 31, 2003, 2004 and 2005, respectively.


CGM ADVISOR TARGETED EQUITY FUND

                      12/31/02     12/31/03     12/31/04
                     ----------   ----------   ----------
Total Advisory Fee   $6,317,642   $4,896,799   $5,233,103
CGM
   Total Paid        $6,317,642   $4,896,799   $5,233,103

HANSBERGER INTERNATIONAL FUND/1/

                      12/31/02     12/31/03     12/31/04
                     ----------   ----------   ----------
Total Advisory Fee   $1,506,394   $1,202,155   $1,097,894
IXIS Advisors
   Fee Earned        $  591,399   $  498,048   $  478,395
   Fee Waived                --   $   25,444   $   11,186
   Total Paid        $  591,399   $  472,604   $  467,209
Hansberger
   Fee Earned        $  140,307   $  220,470   $  547,855
   Fee Waived                --           --           --
   Total Paid        $  140,307   $  220,470   $  547,855
Harris Associates
   Fee Earned        $  515,628   $  314,688      $37,994
   Fee Waived                --           --           --
   Total Paid        $  515,628   $  314,688      $37,994
Loomis Sayles
   Fee Earned        $  220,991   $  168,949      $33,600
   Fee Waived                --           --           --
   Total Paid        $  220,991   $  168,949      $33,650
Montgomery/2/
   Fee Earned        $   38,069           --           --
   Fee Waived                --           --           --
   Total Paid        $   38,069           --           --

/1/ Prior to March 1, 2004, the Fund was divided into four segments and was managed by Hansberger, Harris Associates, and Loomis Sayles as discussed above.


/2/ Prior to March 1, 2002, Montgomery Asset Management, L.L.C. ("Montgomery") served as subadviser to a segment of the Fund, pursuant to a subadvisory agreement providing for a subadvisory fee payable to Montgomery at the annual rate of 0.85% of the first $25 million of the segment's average daily net assets, 0.65% of the next $25 million of the segment's average daily net assets and 0.55% of such assets in excess of $50 million.


                                      xviii

HARRIS ASSOCIATES FOCUSED VALUE FUND

                      12/31/02     12/31/03     12/31/04
                     ----------   ----------   ----------
Total Advisory Fee   $2,201,287   $2,704,949   $3,426,387
IXIS Advisors
   Fee Earned        $  880,515   $1,081,980   $1,370,555
   Fee Waived/1/             --           --           --
   Total Paid        $  880,515   $1,081,980   $1,370,555
Harris Associates
   Fee Earned        $1,320,772   $1,622,969   $2,055,832
   Fee Waived                --           --           --
   Total Paid        $1,320,772   $1,622,969   $2,055,832

/1/ In addition to waiving its advisory fee, IXIS Advisors assumed additional expenses of $208,138 and $390,033 for the years ended December 31, 2002 and December 31, 2003, respectively.

HARRIS ASSOCIATES LARGE CAP VALUE FUND

                      12/31/02     12/31/03     12/31/04
                     ----------   ----------   ----------
Total Advisory Fee   $1,933,542   $1,872,859   $2,354,906
IXIS Advisors
   Fee Earned        $  822,272   $  665,026   $  842,272
   Fee Waived/1/             --           --           --
   Total Paid        $  822,272   $  665,026   $  842,272
Westpeak/2/
   Total Paid        $  575,608           --           --
Harris Associates
   Fee Earned        $  535,662   $1,207,833   $1,512,634
   Fee Waived/1/             --           --           --
   Total Paid        $  535,662   $1,207,833   $1,512,634


/1/ In addition to waiving its advisory fee, IXIS Advisors assumed additional expenses of $471,915 and $613,592 for the year ended December 31, 2003 and December 31, 2004, respectively.


/2/ Prior to July 1, 2002, Westpeak served as subadviser to the Fund, pursuant to a subadvisory agreement providing for a subadvisory fee payable to Westpeak at the annual rate of 0.50% of the first $25 million of the Fund's average daily net assets, 0.40% of the next $75 million of the segment's average daily net assets, 0.35% of the Fund's average daily net assets and 0.35% of such assets in excess of $200 million.

IXIS U.S. DIVERSIFIED PORTFOLIO

                                           12/31/02     12/31/03     12/31/04
                                          ----------   ----------   ----------
Total Advisory Fee                        $8,746,516   $6,983,843   $7,430,406
IXIS Advisors
   Total Paid                             $4,238,636   $3,377,436   $3,600,643
Harris Associates
   Total Paid                             $1,522,387   $1,196,593   $1,195,903
Loomis Sayles - Small Cap Value Segment
   Total Paid                             $1,345,161   $1,103,613   $1,191,951
Loomis Sayles - Mid Cap Growth Segment
   Total Paid                             $  634,784   $  714,340   $  731,595
Mercury
   Total Paid                             $1,005,548   $  591,861   $  710,314

IXIS VALUE FUND

                      12/31/02    12/31/03    12/31/04
                     ----------   --------   ----------
Total Advisory Fee   $1,212,277   $977,007   $1,026,814
IXIS Advisors
   Total Paid        $  405,746   $318,351   $  336,427
Loomis Sayles
   Total Paid        $  221,666   $195,406   $  220,016
Harris Associates
   Total Paid        $  272,263   $197,733   $  186,947
Vaughan Nelson
   Total Paid        $  169,704   $143,596   $  154,560
Westpeak
   Total Paid        $  142,898   $121,921   $  128,964

VAUGHAN NELSON SMALL CAP VALUE FUND/1/


                      12/31/02     12/31/03     12/31/04
                     ----------   ----------   ----------
Total Advisory Fee   $1,369,520   $1,035,975   $1,019,012
IXIS Advisors
   Total Paid        $  568,966   $  456,058   $  407,030
Vaughan Nelson/1/
   Total Paid                --           --   $  499,267
Harris Associates
   Total Paid        $  302,150   $  173,896   $   32,153
Loomis Sayles
   Total Paid        $  112,289   $  119,824   $   23,114
RS Investments
   Total Paid        $  217,610   $  164,074   $   34,117
Salomon Brothers
   Total Paid        $   41,180   $  122,123   $   23,331
Montgomery/2/
   Total Paid        $  127,325           --           --



/1/ Prior to March 1, 2004, the Fund was divided into four segments managed by Harris Associates, Loomis Sayles, RS Investments and Salomon Brothers as described above. On March 1, 2004, Vaughan Nelson becaome the sole subadviser of the Fund.


/2/ Prior to September 1, 2002, Montgomery served as subadviser to a segment of the Vaughan Nelson Small Cap Value Fund pursuant to a subadvisory agreement providing for a subadvisory fee payable to Montgomery at the annual rate of 0.65% of the first $50 million of the segment's average daily net assets and 0.50% of the segment's average daily net assets in excess of $50 million.

WESTPEAK CAPITAL GROWTH FUND

                       2002        2003       2004
                     --------    --------   --------
Total Advisory Fee   $777,861    $577,451   $557,319
IXIS Advisors
   Total Paid        $363,002    $269,477   $262,082
Westpeak
   Total Paid        $414,859    $307,974   $297,237

         For more information about the Funds' advisory and subadvisory agreements, see "Management of the Trusts" in Part II of this Statement.

BROKERAGE COMMISSIONS

     Set forth below are the amounts each Fund paid in brokerage commissions during the last three fiscal years.

     For a description of how transactions in portfolio securities are effected and how the Funds' advisers or subadvisers select brokers, see the section entitled "Portfolio Transactions and Brokerage" in Part II of this Statement.

AEW Real Estate Fund


                                             2/1/02 - 1/31/03   2/1/03 - 1/31/04   2/1/04 - 1/31/05
                                             ----------------   ----------------   ----------------
Brokerage Transactions
   Allocated to brokers providing research
      services                                         --               --                   --
Brokerage Commissions
   Total Brokerage Commissions Paid               $58,188          $76,701              $63,994
   Commissions paid to Brokers providing
      research services                                --               --                   --


CGM Advisor Targeted Equity Fund


                                                  2002             2003             2004
                                             --------------   --------------   --------------
Brokerage Transactions
   Allocated to brokers providing research
      services                               $4,257,252,369   $3,762,668,827   $3,251,619,855
Brokerage Commissions
   Total Brokerage Commissions Paid          $    6,236,818   $    4,688,473   $    4,716,679
   Commissions paid to Brokers providing
      research services                      $      645,683   $      374,578   $      568,448


Hansberger International Fund


                                                 2002          2003          2004
                                             -----------   -----------   -----------
Brokerage Transactions
   Allocated to brokers providing research
      services                               $88,461,094   $66,340,354   $58,610,634
Brokerage Commissions
   Total Brokerage Commissions Paid          $   554,910   $   361,567   $   176,898
   Commissions paid to Brokers providing
      research services                      $   270,527   $   169,935   $   122,943
   Commissions paid to Affiliated Brokers
   Harris Associates Securities, L.P.
      ("HASLP")                              $    24,246           --             --


Harris Associates Focused Value Fund


                                                                2002          2003          2004
                                                             -----------   -----------   -----------
Brokerage Transactions
   Allocated to brokers providing research services          $32,312,143   $19,196,576   $29,797,945
Brokerage Commissions
   Total Brokerage Commissions Paid                          $   345,668   $   325,651   $   318,052
   Commissions paid to Brokers providing research services   $    64,693   $    43,665   $    50,567
   Commissions paid to Affiliated Brokers
   HASLP*                                                    $   145,768   $    81,806   $    32,274


*For the fiscal year ended December 31, 2004, the Fund paid 11.74% of its total brokerage commissions to HASLP and effected 16.67% of the aggregate dollar amount of its total brokerage transactions through HASLP.

Harris Associates Large Cap Value Fund


                                                                 2002           2003         2004
                                                             ------------   -----------   -----------
Brokerage Transactions
   Allocated to brokers providing research services          $162,448,957   $39,422,059   $45,446,486

Brokerage Commissions
   Total Brokerage Commissions Paid                          $    700,976   $   366,626   $   308,324
   Commissions paid to Brokers providing research services   $    204,275   $    77,560   $    57,383
   Commissions paid to Affiliated Brokers*
   HASLP                                                     $     16,255   $    24,161   $    21,980


* For the fiscal year ended December 31, 2004, the Fund paid 7.13% of its total brokerage commissions to HASLP and effected 9.53% of its total brokerage transactions through HASLP.

IXIS U.S. Diversified Portfolio


                                                                    2002           2003           2004
                                                                ------------   ------------   ------------
Brokerage Transactions
      Allocated to brokers providing research services          $812,860,521   $754,524,747   $812,495,297
Brokerage Commissions
      Total Brokerage Commissions Paid                          $  3,068,266   $  2,509,091   $  2,127,300
      Commissions Paid to Brokers providing research services
                                                                $  2,426,011   $  1,337,610   $  1,088,518
      Commissions Paid to Affiliated Brokers*
          HASLP                                                 $    108,264   $     22,943   $     32,881
          Merrill Lynch                                         $     73,317   $     32,094   $     32,057


*For the fiscal year ended December 31, 2004, the Fund paid 1.54% and1.50% of its total brokerage commissions to HASLP and Merrill Lynch, respectively, and effected 3.24% and 4.85% of the aggregate dollar amount of its total brokerage transactions through HASLP and Merrill Lynch, respectively.

IXIS Value Fund


                                                                    2002          2003          2004
                                                                -----------   -----------   -----------
Brokerage Transactions
      Allocated to brokers providing research services          $57,054,319   $66,469,198   $53,316,617
Brokerage Commissions
      Total Brokerage Commissions Paid                          $   405,517   $   364,372   $   213,186
      Commissions Paid to Brokers providing research services
                                                                $   110,069   $   120,580   $    80,025
      Commissions Paid to Affiliated Brokers*
          HASLP                                                 $    38,295   $    22,328   $    10,088


*For the fiscal year ended December 31, 2004, the Fund paid 4.73% of its total brokerage commissions to HASLP and effected 14.45% of the aggregate dollar amount of its total brokerage transactions through HASLP.

Vaughan Nelson Small Cap Value Fund


                                                                    2002            2003          2004
                                                                ------------   ------------   ------------
Brokerage Transactions
   Allocated to brokers providing research services             $113,046,394   $221,167,372   $101,792,596
Brokerage Commissions
   Total Brokerage Commissions Paid                             $  1,407,689   $  1,064,557   $    390,617
   Commissions paid to Brokers providing research services      $    323,634   $    763,484   $    282,563

Westpeak Capital Growth Fund


                                                                    2002          2003         2004
                                                                -----------   -----------   -----------
Brokerage Transactions
   Allocated to brokers providing research services             $38,884,837   $24,499,426   $28,381,308
Brokerage Commissions
   Total Brokerage Commissions Paid                             $   280,290   $   210,223   $   174,008
   Commissions paid to Brokers providing research services      $    63,140   $    49,670   $    42,304
Regular Broker-Dealers


     The table below contains the aggregate value of securities of each Fund's regular broker-dealers+ (or the parent of the regular broker-dealers) held by each Fund, if any, as of the fiscal year ended December 31, 2004 (January 31, 2005 for AEW Real Estate Fund).

                                                                     Aggregate Value of Securities
                                                                       of each Regular Broker or
                                                                      Dealer (or its Parent) held
Fund                                      Regular Broker-Dealer                by Fund
-----------------------------------   ----------------------------   ----------------------------
Hansberger International Fund         Deutsche Bank AG                         $  674,005
                                      UBS AG                                   $1,556,120

Harris Associates Large Cap Value     Citigroup, Inc.                          $8,354,412

IXIS U.S. Diversified Portfolio       Citigroup, Inc.                          $4,634,916
                                      JP Morgan Chase & Co.                    $5,859,302

IXIS Value Fund                       Citigroup                                $2,429,862
                                      JP Morgan Chase & Co.                    $3,342,065
                                      Lehman Brothers, Inc.                    $  778,572
                                      Merrill Lynch & Co.                      $1,320,917

Vaughan Nelson Small Cap              Friedman, Billings, Ramsey &             $1,117,833
Value Fund                            Co.
                                      Raymond James & Assoc.                   $2,306,461

+ "Regular Broker-Dealers" are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company's portfolio transactions during the company's most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company's most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company's most recent fiscal year.

                                      xxiii

SALES CHARGES AND 12B-1 FEES

     As explained in Part II of this Statement, the Class A, Class B and Class C shares of each Fund pay the Distributor fees under plans adopted pursuant to Rule 12b-1 under the 1940 Act ("Plans"). The following table shows the amounts of Rule 12b-1 fees paid by the Funds under the Plans during the past three fiscal years. All amounts paid under the Plans during the last fiscal year were paid as compensation to the Distributor. Compensation payable under the Plans may be paid regardless of the Distributor's expenses. The anticipated benefits to the Funds of the Plans include the ability to attract and maintain assets.


Fund                                       1/31/03      1/31/04      1/31/05
--------------------------------------   ----------   ----------   ----------
AEW Real Estate Fund
  (Class A)                              $   25,820   $   63,381   $  123,029
  (Class B)                              $   69,838   $   99,551   $  129,002
  (Class C)                              $   25,185   $   62,706   $  131,742

                                           12/31/02     12/31/03     12/31/04
CGM Advisor Targeted Equity Fund
  (Class A)                              $2,106,363   $1,604,248   $1,712,687
  (Class B)                              $  647,092   $  491,820   $  552,535
  (Class C)                              $   34,480   $   23,108   $   28,229
Hansberger International Fund
  (Class A)                              $  153,424   $  127,754   $  162,480
  (Class B)                              $  682,589   $  526,726   $  509,319
  (Class C)                              $  138,602   $  107,164   $  143,216
Harris Associates Focused Value Fund
  (Class A)                              $  160,533   $  193,897   $  255,192
  (Class B)                              $  838,330   $  934,937   $1,064,555
  (Class C)                              $  720,847   $  994,426   $1,341,064
Harris Associates Large Cap Value Fund
  (Class A)                              $  421,102   $  414,415   $  541,436
  (Class B)                              $  935,177   $  788,312   $  834,735
  (Class C)                              $   80,657   $   93,302   $  218,832
IXIS U.S. Diversified Portfolio
  (Class A)                              $  809,378   $  755,397   $  907,809
  (Class B)                              $3,901,226   $2,664,089   $2,426,636
  (Class C)                              $  709,322   $  552,856   $  590,286
IXIS Value Fund
  (Class A)                              $  290,736   $  251,912   $  264,465
  (Class B)                              $  357,869   $  275,729   $  285,614
  (Class C)                              $   24,488   $   19,300   $   25,611
Vaughan Nelson Small Cap Value Fund
  (Class A)                              $  130,449   $   98,823   $  110,829
  (Class B)                              $  622,787   $  482,882   $  535,320
  (Class C)                              $  159,799   $  108,471   $  121,533
Westpeak Capital Growth Fund
  (Class A)                              $  195,192   $  149,936   $  147,891
  (Class B)                              $  243,257   $  160,891   $  140,891
  (Class C)                              $   13,043   $    9,298   $   10,655


     During the fiscal year ended December 31, 2004 (January 31, 2005 for AEW Real Estate Fund), the Distributor's expenses relating to the Funds' 12b-1 plans were as follows (Class B compensation to investment dealers excludes advanced commissions sold to a third party):

AEW Real Estate Fund
(Class A shares)
Compensation to Investment Dealers                                      $  118,775
Compensation to Distributor's Sales Personnel and Other Related Costs   $  334,475
                                                                        ----------
   TOTAL                                                                $  453,250

(Class B shares)
Compensation to Investment Dealers                                      $   28,478
Compensation to Distributor's Sales Personnel and Other Related Costs   $   21,439
                                                                        ----------
   TOTAL                                                                $   49,917

(Class C shares)
Compensation to Investment Dealers                                      $  111,528
Compensation to Distributor's Sales Personnel and Other Related Costs   $   87,517
                                                                        ----------
   TOTAL                                                                $  199,045

CGM Advisor Targeted Equity Fund
(Class A shares)
Compensation to Investment Dealers                                      $1,600,427
Compensation to Distributor's Sales Personnel and Other Related Costs   $  262,170
                                                                        ----------
   TOTAL                                                                $1,862,597

(Class B shares)
Compensation to Investment Dealers                                      $  128,961
Compensation to Distributor's Sales Personnel and Other Related Costs   $   46,323
                                                                        ----------
   TOTAL                                                                $  175,284

(Class C shares)
Compensation to Investment Dealers                                      $   28,241
Compensation to Distributor's Sales Personnel and Other Related Costs   $    4,983
                                                                        ----------
   TOTAL                                                                $   33,224

Hansberger International Fund
(Class A shares)
Compensation to Investment Dealers                                      $  154,108
Compensation to Distributor's Sales Personnel and Other Related Costs   $   90,209
                                                                        ----------
   TOTAL                                                                $  244,317

(Class B shares)
Compensation to Investment Dealers                                      $  122,109
Compensation to Distributor's Sales Personnel and Other Related Costs   $   32,734
                                                                        ----------
   TOTAL                                                                $  154,843

(Class C shares)
Compensation to Investment Dealers                                      $  154,084
Compensation to Distributor's Sales Personnel and Other Related Costs   $   64,073
                                                                        ----------
   TOTAL                                                                $  218,157

IXIS U.S. Diversified Portfolio
(Class A shares)
Compensation to Investment Dealers                                      $  887,504
Compensation to Distributor's Sales Personnel and Other Related Costs   $  156,007
                                                                        ----------

   TOTAL                                                                $1,043,511

(Class B shares)
Compensation to Investment Dealers                                      $  568,453
Compensation to Distributor's Sales Personnel and Other Related Costs   $  178,086
                                                                        ----------
   TOTAL                                                                $  746,539

(Class C shares)
Compensation to Investment Dealers                                      $  586,443
Compensation to Distributor's Sales Personnel and Other Related Costs   $   40,072
                                                                        ----------
   TOTAL                                                                $  626,515

IXIS Value Fund

(Class A shares)
Compensation to Investment Dealers                                      $  241,558
Compensation to Distributor's Sales Personnel and Other Related Costs   $   47,117
                                                                        ----------
   TOTAL                                                                $  288,675

(Class B shares)
Compensation to Investment Dealers                                      $   66,853
Compensation to Distributor's Sales Personnel and Other Related Costs   $   27,829
                                                                        ----------
   TOTAL                                                                $   94,682

(Class C shares)
Compensation to Investment Dealers                                      $   28,729
Compensation to Distributor's Sales Personnel and Other Related Costs   $   14,462
                                                                        ----------
   TOTAL                                                                $   43,191

Harris Associates Focused Value Fund
(Class A shares)
Compensation to Investment Dealers                                      $  245,367
Compensation to Distributor's Sales Personnel and Other Related Costs   $  363,491
                                                                        ----------
   TOTAL                                                                $  608,858

(Class B shares)
Compensation to Investment Dealers                                      $  255,516
Compensation to Distributor's Sales Personnel and Other Related Costs   $  106,144
                                                                        ----------
   TOTAL                                                                $  361,660

(Class C shares)
Compensation to Investment Dealers                                      $1,244,205
Compensation to Distributor's Sales Personnel and Other Related Costs   $  448,752
                                                                        ----------
   TOTAL                                                                $1,692,957

Harris Associates Large Cap Value Fund
(Class A shares)
Compensation to Investment Dealers                                      $  499,262
Compensation to Distributor's Sales Personnel and Other Related Costs   $  224,846
                                                                        ----------
   TOTAL                                                                $  724,107

(Class B shares)
Compensation to Investment Dealers                                      $  195,991
Compensation to Distributor's Sales Personnel and Other Related Costs   $   72,996
                                                                        ----------

   TOTAL                                                                $  268,987

(Class C shares)
Compensation to Investment Dealers                                      $  214,771
Compensation to Distributor's Sales Personnel and Other Related Costs   $  182,299
                                                                        ----------
   TOTAL                                                                $  397,070

Vaughan Nelson Small Cap Value Fund
(Class A shares)
Compensation to Investment Dealers                                      $  105,808
Compensation to Distributor's Sales Personnel and Other Related Costs   $   49,037
                                                                        ----------
   TOTAL                                                                $  154,845

(Class B shares)
Compensation to Investment Dealers                                      $  127,926
Compensation to Distributor's Sales Personnel and Other Related Costs   $   41,160
                                                                        ----------
   TOTAL                                                                $  169,086

(Class C shares)
Compensation to Investment Dealers                                      $  129,280
Compensation to Distributor's Sales Personnel and Other Related Costs   $   33,818
                                                                        ----------
   TOTAL                                                                $  163,098

Westpeak Capital Growth Fund
(Class A shares)
Compensation to Investment Dealers                                      $  129,037
Compensation to Distributor's Sales Personnel and Other Related Costs   $   17,495
                                                                        ----------
   TOTAL                                                                $  146,532

(Class B shares)
Compensation to Investment Dealers                                      $   31,670
Compensation to Distributor's Sales Personnel and Other Related Costs   $   17,588
                                                                        ----------
   TOTAL                                                                $   49,258

(Class C shares)
Compensation to Investment Dealers                                      $    8,724
Compensation to Distributor's Sales Personnel and Other Related Costs   $    2,022
                                                                        ----------
   TOTAL                                                                $   10,747

                                      xxvii

--------------------------------------------------------------------------------
                            OWNERSHIP OF FUND SHARES
--------------------------------------------------------------------------------

     As of April 11, 2005, to the Trusts' knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Funds set forth below.*


Fund                                     Shareholder              Percentage
---------------------------   ---------------------------------   ----------
AEW Real Estate Income Fund

(Class A)                     FIRST CLEARING LLC                     5.68%
                              COMMUNITY FIRST TRUST CO
                              135 SECTION LINE RD
                              3RD FLOOR C 1
                              HOT SPRINGS AR 71913-6431

(Class B)                     MLPF&S FOR THE SOLE BENEFIT           10.50%
                              OF IT'S CUSTOMERS
                              ATTN FUND ADMINISTRATION ML#
                              4800 DEER LAKE DR E FL 2
                              JACKSONVILLE FL 32246-6484

(Class C)                     MLPF&S FOR THE SOLE BENEFIT           31.22%
                              OF IT'S CUSTOMERS
                              ATTN FUND ADMINISTRATION ML#
                              4800 DEER LAKE DR E FL 2
                              JACKSONVILLE FL 32246-6484

(Class Y)                     STATE STREET BANK CUST                41.98%
                              FULTON COUNTY SCHOOL EMPLOYEES
                              PENSION FUND
                              805 PENNSYLVANIA AVE FL 5
                              KANSAS CITY MO 64105-1307

                              CHARLES SCHWAB & CO INC               38.09%
                              SPECIAL CUSTODY ACCOUNT
                              FOR BNFT CUST
                              ATTN MUTUAL FUNDS
                              101 MONTGOMERY ST
                              SAN FRANCISCO CA 94104-4122

                              ATWELL & CO 052                        8.21%
                              P O BOX 2044
                              PECK SLIP STATION
                              NEW YORK NY 10038

                              ATWELL & CO 050                        8.16%
                              P O BOX 456
                              WALL STREET STATION NY 10005

CGM Advisor Targeted Equity Fund

(Class C)                     MLPF&S FOR THE SOLE BENEFIT           14.82%
                              OF IT'S CUSTOMERS
                              ATTN FUND ADMINISTRATION ML#97UR8
                              4800 DEER LAKE DR EAST - 2ND FL
                              JACKSONVILLE FL 32246-6484

                              CITIGROUP GLOBAL MARKETS INC.         14.08%
                              333 WEST 34TH STREET - 3RD FLOOR
                              NEW YORK NY 10001-2402

(Class Y)                     CHARLES SCHWAB & CO INC               97.50%
                              SPECIAL CUSTODY ACCOUNT
                              FOR BNFT CUST
                              ATTN MUTUAL FUNDS


                                     xxviii

                              101 MONTGOMERY ST
                              SAN FRANCISCO CA 94104-4122

Hansberger International Fund

(Class C)                     MLPF&S FOR THE SOLE BENEFIT           18.77%
                              OF IT'S CUSTOMERS
                              ATTN FUND ADMINISTRATION ML#97UA8
                              4800 DEER LAKE DR EAST - 2ND FL
                              JACKSONVILLE FL 32246-6484

Harris Associates Focused Value Fund

(Class A)                     MLPF&S FOR THE SOLE BENEFIT           34.34%
                              OF IT'S CUSTOMERS
                              ATTN FUND ADMINISTRATION ML#97GM8
                              4800 DEER LAKE DR EAST - 2ND FL
                              JACKSONVILLE FL 32246-6484

(Class B)                     MLPF&S FOR THE SOLE BENEFIT           27.57%
                              OF IT'S CUSTOMERS
                              ATTN FUND ADMINISTRATION ML#97GM8
                              4800 DEER LAKE DR EAST - 2ND FL
                              JACKSONVILLE FL 32246-6484

(Class C)                     MLPF&S FOR THE SOLE BENEFIT           41.75%
                              OF IT'S CUSTOMERS
                              ATTN FUND ADMINISTRATION ML#97GM8
                              4800 DEER LAKE DR EAST - 2ND FL
                              JACKSONVILLE FL 32246-6484

Harris Associates Large Cap Value Fund

(Class B)                     MLPF&S FOR THE SOLE BENEFIT            6.16%
                              OF IT'S CUSTOMERS
                              ATTN FUND ADMINISTRATION ML#97CJ5
                              4800 DEER LAKE DR EAST - 2ND FL
                              JACKSONVILLE FL 32246-6484

(Class C)                     MLPF&S FOR THE SOLE BENEFIT           54.79%
                              OF IT'S CUSTOMERS
                              ATTN FUND ADMINISTRATION ML#97UA2
                              4800 DEER LAKE DR EAST - 2ND FL
                              JACKSONVILLE FL 32246-6484

(Class Y)                     T ROWE PRICE TRUST CO                 22.75%
                              FBO RETIREMENT PLAN CLIENTS
                              PO BOX 17215
                              BALTIMORE MD 21297-1215

                              CHARLES SCHWAB & CO INC               22.05%
                              SPECIAL CUSTODY ACCOUNT
                              FOR BNFT CUST
                              ATTN MUTUAL FUNDS
                              101 MONTGOMERY ST
                              SAN FRANCISCO CA 94104-4122

                              METLIFE INSURANCE COMPANY             14.90%
                              ATTN ADRIENNE LEWIS
                              2 MONTGOMERY ST FL 3
                              JERSEY CITY NJ 07302-3899

IXIS U.S. Diversified Portfolio

(Class C)                     MLPF&S FOR THE SOLE BENEFIT           11.52%
                              OF IT'S CUSTOMERS
                              ATTN FUND ADMINISTRATION ML#97UA7
                              4800 DEER LAKE DR EAST - 2ND FL
                              JACKSONVILLE FL 32246-6484

(Class Y)                     NEW ENGLAND MUTUAL LIFE INS CO        64.27%
                              SEPARATE INVESTMENT ACCOUNTING
                              ATTN LARRY HOISINGTON

                              501 BOYLSTON STREET - 6TH FLOOR
                              BOSTON MA 02116-3769

                              NEW ENGLAND LIFE INSURANCE CO         27.19%
                              ATTN KATRINA ROSENBAUGH
                              STATE STREET-KANSAS CITY
                              801 PENNSYLVANIA AVE
                              KANSAS CITY MO 64105-1307

                              METLIFE INSURANCE COMPANY              8.11%
                              ATTN ADRIENNE LAVIS
                              2 MONTGOMERY ST FL 3
                              JERSEY CITY NJ 07302-3899

IXIS Value Fund

(Class C)                     MLPF&S FOR THE SOLE BENEFIT           25.42%
                              OF IT'S CUSTOMERS
                              ATTN FUND ADMINISTRATION ML#97UA6
                              4800 DEER LAKE DR EAST - 2ND FL
                              JACKSONVILLE FL 32246-6484

Vaughan Nelson Small Cap Value Fund

(Class C)                     MLPF&S FOR THE SOLE BENEFIT           25.81%
                              OF IT'S CUSTOMERS
                              ATTN FUND ADMINISTRATION ML#97UA9
                              4800 DEER LAKE DR EAST - 2ND FL
                              JACKSONVILLE FL 32246-6484

Westpeak Capital Growth Fund

(Class A)                     DEFERRED COMPENSATION PLAN FOR        10.69%
                              GENERAL AGENTS OF NEW ENGLAND FIN
                              MET LIFE SECURITIES ACCTNG
                              ATTN:JAY LANGONE
                              4100 W BOY SCOUT BLVD
                              TAMPA FL 33607-5740

(Class C)                     MLPF&S FOR THE SOLE BENEFIT            7.93%
                              OF IT'S CUSTOMERS
                              ATTN FUND ADMINISTRATION ML#97UA4
                              4800 DEER LAKE DR EAST - 2ND FL
                              JACKSONVILLE FL 32246-6484

                              MCB Trust Services Cust                7.61%
                              FBO Mainstreet Clinic 401k
                              700 17th St., Ste. 300
                              Denver, CO 80202-3531

                              J B L L Education Trust                6.95%
                              DTD 12-18-98
                              Heidi E Lane Trustee
                              9 Middle Rd
                              Essex MA 01929-1021



*Such ownership may be beneficially held by individuals or entities other than the owner listed. To the extent that any listed shareholder beneficially owns more than 25% of a Fund, it may be deemed to "control" such Fund within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of the Fund to take actions requiring the affirmative vote of holders of a plurality or majority of the Fund's shares without the approval of the controlling shareholder.


As of April 11, 2005, Merrill Lynch Pierce Fenner &Smith Inc. ("MLPF&S") for the Sole Benefit of its Customers, Attn: Fund Administration ML#97GM8, 4800 Deer Lake Drive East 2nd FL, Jacksonville, FL 32246-6484 owned 35.19% of the Harris Associates Focused Value Fund and therefore may be presumed to "control" the Fund, as that term is defined in the Investment Company Act of 1940. However, such ownership may be beneficially held by individuals or entities other than MLPF&S. MLPF&S is organized under the laws of Delaware. The parent of MLPF&S is Merrill Lynch & Co., Inc.

[LOGO] IXIS ADVISIOR FUND

--------------------------------------------------------------------------------
Statement of Additional Information -- PART II
May 1, 2005 for:


IXIS ADVISOR FUNDS TRUST I (formerly named CDC Nvest Funds Trust I)
IXIS ADVISOR FUNDS TRUST II (formerly named CDC Nvest Funds Trust II) IXIS ADVISOR FUNDS TRUST III (formerly named CDC Nvest Funds Trust III) IXIS ADVISOR FUNDS TRUST IV (formerly named CDC Nvest Companies Trust I)

     The following information applies generally to the funds listed below (the "Funds" and each a "Fund", or the "IXIS Advisor Funds"). The Funds constitute certain of the series of IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III and IXIS Advisor Funds Trust IV (the "Trusts" and each a "Trust"). In certain cases, the discussion applies to some but not all of the Funds. Certain information applicable to particular Funds is found in
Part I of this Statement of Additional Information (together with this document, the "Statement") as well as in the Prospectuses of the Funds dated May 1, 2005, as from time to time revised or supplemented (the "Prospectus" or "Prospectuses"). This Statement is not a prospectus. For information about how to obtain copies of the Funds' Prospectuses, please see this Statement's cover page. The following Funds are described in this Statement:



--------------------------------------------------------------------------------
Series of IXIS Advisor Funds Trust I       Series of IXIS Advisor Funds Trust II
IXIS U.S. Diversified Portfolio ("U.S.     Harris Associates Large Cap Value
Diversified Portfolio") (formerly named    Fund ("Large Cap Value Fund")
CDC Nvest Star Advisers Fund)

IXIS Value Fund ("Value Fund") (formerly   Series of IXIS Advisor Funds Trust
named CDC Nvest Star Value Fund)           III
                                           Harris Associates Focused Value Fund

CGM Advisor Targeted Equity Fund           ("Focused Value Fund")
("Targeted Equity Fund")                   IXIS Equity Diversified Portfolio

Hansberger International Fund              ("Equity Diversified Portfolio")
("International Fund")                     IXIS Moderate Diversified Portfolio

Vaughan Nelson Small Cap Value Fund        ("Moderate Diversified Portfolio")
("Small Cap Value Fund")                   (formerly named CDC IXIS Moderate
                                           Diversified Portfolio)

Westpeak Capital Growth Fund ("Capital     Series of IXIS Advisor Funds Trust IV
Growth Fund")                              AEW Real Estate Fund
--------------------------------------------------------------------------------

                                Table of Contents
                                     Part II


MISCELLANEOUS INVESTMENT STRATEGIES AND RELATED RISKS..........................3
MANAGEMENT OF THE TRUSTS......................................................24
PORTFOLIO MANAGEMENT INFORMATION..............................................46
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................54
DESCRIPTION OF THE TRUSTS AND OWNERSHIP OF SHARES.............................60
PORTFOLIO TURNOVER............................................................69
PORTFOLIO HOLDINGS INFORMATION................................................70
HOW TO BUY SHARES.............................................................71
NET ASSET VALUE AND PUBLIC OFFERING PRICE.....................................71
REDUCED SALES CHARGES.........................................................73
SHAREHOLDER SERVICES..........................................................75
REDEMPTIONS...................................................................81
PERFORMANCE INFORMATION.......................................................84
INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS...................85
FINANCIAL STATEMENTS..........................................................90
APPENDIX A...................................................................A-1

--------------------------------------------------------------------------------
              MISCELLANEOUS INVESTMENT STRATEGIES AND RELATED RISKS
--------------------------------------------------------------------------------


     The following is a list of certain investment strategies, including particular types of securities or specific practices, that may be used by an adviser or subadviser of a Fund in managing the Fund. A Fund's primary strategies are detailed in its Prospectuses. Due to the multi-manager approach of Equity Diversified Portfolio, Moderate Diversified Portfolio, U.S. Diversified Portfolio and Value Fund, investing in a certain security or engaging in a certain practice may be a primary strategy for one segment of a Fund and a secondary strategy for another segment of such Fund. The list of securities under each category below is not intended to be an exclusive list of securities for investment. An adviser or subadviser may invest in a general category listed below and where applicable with particular emphasis on a certain type of security but investment is not limited to the categories listed below or the securities specially enumerated under each category. An adviser or subadviser may invest in some securities under a given category as a primary strategy and in other securities under the same category as a secondary strategy. An adviser or subadviser may invest in any security that falls under the specific category including securities that are not listed below.



----------------------------------------------------------------------------------------------------
Fund                             Securities                                 Practices
----------------------------------------------------------------------------------------------------
AEW Real Estate Fund             Debt Securities (Mortgage-related          Initial Public Offerings
                                 Securities, Collateralized Mortgage        Private Placements
                                 Obligations, Zero-coupon Securities,       Illiquid Securities
                                 Convertible Securities)                    When-issued Securities
                                 Equity Securities (REITs, Real Estate
                                 Securities)
                                 Foreign Securities (Depositary Receipts)
----------------------------------------------------------------------------------------------------
Capital Growth Fund              Debt Securities (Investment Grade          Initial Public Offerings
                                 Corporate Securities, Zero-coupon          Reverse Repurchase
                                 Securities, Convertible Securities, U.S    Agreements Illiquid
                                 Government Securities)                     Securities Futures
                                 Equity Securities (Investment Companies)   Contracts Options Swap
                                 Foreign Securities (Bonds, Depositary      Contracts Short Sales
                                 Receipts, Supranational Entities,
                                 Currency Hedging Transactions)
----------------------------------------------------------------------------------------------------
Large Cap Value Fund             Debt Securities (Investment Grade          Initial Public Offerings
                                 Corporate Securities, Zero-coupon          Futures Contracts
                                 Securities, Convertible Securities, U.S.   Options Swap Contracts
                                 Government Securities)                     Illiquid Securities
                                 Equity Securities (Investment Companies)   Borrowing
                                 Foreign Securities (Supranational
                                 Entities, Depositary Receipts, Currency
                                 Hedging)
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Fund                             Securities                                 Practices
----------------------------------------------------------------------------------------------------
Focused Value Fund               Debt Securities (Convertible Securities,   Initial Public Offerings
                                 Investment Grade Corporate Securities,     When-issued Securities
                                 Zero-coupon Securities, Pay-in-kind        Futures Contracts
                                 Securities, Lower Quality Corporate        Options
                                 Securities, U.S. Government Securities)    Illiquid Securities
                                 Equity Securities (Investment Companies)   Short Sales
                                 Foreign Securities (Supranational          Reverse Repurchase
                                 Entities, Depositary Receipts, Bonds,      Agreements
                                 Currency Hedging)
----------------------------------------------------------------------------------------------------
U.S. Diversified Portfolio       Debt Securities (Structured Notes,         Initial Public Offerings
                                 Zero-coupon Securities, Pay-in-kind        When-issued Securities
                                 Securities, Stripped Securities,           Privatizations
                                 Step-Coupon Securities, Mortgage-related   Futures Contracts
                                 Securities, Asset-backed Securities,       Options
                                 Collateralized Mortgage Obligations,       Swap Contracts
                                 U.S. Government Securities)                Illiquid Securities
                                 Equity Securities (Investment Companies)   Short Sales
                                 Foreign Securities (Bonds, Currency        Reverse Repurchase
                                 Hedging, Supranational Entities,           Agreements
                                 Emerging Markets, Depositary Receipts,
                                 Currency Speculation)
----------------------------------------------------------------------------------------------------
Small Cap Value Fund             Debt Securities (Structured Notes,         Initial Public Offerings
                                 Mortgage-related Securities,               When-issued Securities
                                 Asset-backed Securities, Collateralized    Privatizations
                                 Mortgage Obligations, Step-Coupon          Futures Contracts
                                 Securities, Pay-in-kind Securities,        Options
                                 Zero-coupon Securities, Stripped           Swap Contracts
                                 Securities, Convertible Securities, U.S.   Illiquid Securities
                                 Government Securities)                     Short Sales
                                 Equity Securities (Investment Companies)   Reverse Repurchase
                                 Foreign Securities (Bonds, Currency        Agreements
                                 Hedging, Currency Speculation, Emerging
                                 Markets, Depositary Receipts,
                                 Supranational Entities)
----------------------------------------------------------------------------------------------------
Value Fund                       Debt Securities (Investment Grade          Initial Public Offerings
                                 Corporate Securities, Zero-coupon          When-issued Securities
                                 Securities, Convertible Securities,        Futures Contracts
                                 Lower Quality Securities, U.S.             Options
                                 Government Securities)                     Swap Contracts
                                 Equity Securities (Investment Companies)   Illiquid Securities
                                 Foreign Securities (Bonds, Currency        Short Sales
                                 Hedging, Depositary Receipts, Emerging     Reverse Repurchase
                                 Markets)                                   Agreements
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Fund                             Securities                                 Practices
----------------------------------------------------------------------------------------------------
International Fund               Debt Securities (Structured Notes,         Initial Public Offerings
                                 Zero-coupon Securities, Stripped           When-issued Securities
                                 Securities, Mortgage-related Securities,   Privatizations
                                 Asset-backed Securities, Step-Coupon       Futures Contracts
                                 Securities, Pay-in-kind Securities,        Options
                                 Collateralized Mortgage Obligations,       Swap Contracts
                                 U.S. Government Securities)                Illiquid Securities
                                 Equity Securities (Investment Companies,   Short Sales
                                 Convertible Preferred Stocks)              Reverse Repurchase
                                 Foreign Securities (Bonds, Currency        Agreements
                                 Hedging, Currency Speculation,
                                 Supranational Entities, Emerging
                                 Markets, Depositary Receipts)
----------------------------------------------------------------------------------------------------
Targeted Equity Fund             Debt Securities (Investment Grade          Initial Public Offerings
                                 Corporate Securities, Zero-coupon          Futures Contracts
                                 Securities, Convertible Securities, U.S.   Swap Contracts
                                 Government Options Securities)             Reverse Repurchase
                                                                            Agreements
----------------------------------------------------------------------------------------------------
Moderate Diversified Portfolio   Debt Securities (Asset-backed              Initial Public Offerings
                                 securities, Collateralized Mortgage        When-issued Securities
                                 Obligations, Investment-Grade Corporate    Futures Contracts
                                 Securities, Structured Notes, Stripped     Options
                                 Securities, Zero-Coupon Securities,        Swap Contracts
                                 Pay-in-Kind Securities, Convertible        Short Sales
                                 Securities, U.S. Government Securities)    Illiquid Securities
                                 Equity Securities (Investment Companies)   Privatizations
                                 Foreign Securities (Bonds, Depositary      Reverse Repurchase
                                 Receipts, Supranational Entities,          Agreements
                                 Developed Markets, Currency Hedging
                                 Transactions)
----------------------------------------------------------------------------------------------------
Equity Diversified Portfolio     Debt Securities (Asset-backed              Initial Public Offerings
                                 securities, Collateralized Mortgage        When-issued Securities
                                 Obligations, Investment-Grade Corporate    Futures Contracts
                                 Securities, Structured Notes, Stripped     Options
                                 Securities, Zero-Coupon Securities,        Swap Contracts
                                 Pay-in-Kind Securities, Convertible        Short Sales
                                 Securities, U.S. Government Securities)    Illiquid Securities
                                 Equity Securities (Investment Companies)   Privatizations
                                 Foreign Securities (Bonds, Depositary      Reverse Repurchase
                                 Receipts, Supranational Entities,          Agreements
                                 Developed Markets, Currency Hedging
                                 Transactions)
----------------------------------------------------------------------------------------------------

TYPES OF SECURITIES

DEBT SECURITIES

Certain Funds may invest in debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero-coupon securities, do not pay interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities and mortgage and other asset-backed securities. Debt securities include a broad array of short, medium and long-term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some debt securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Debt securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the securities, as well as the obligation to repay the principal amount of the security at maturity.

Risks. Debt securities are subject to market risk and credit risk. Credit risk relates to the ability of the issuer to make payments of principal and interest and includes the risk of default. Sometimes, an issuer may make these payments from money raised through a variety of sources, including, with respect to issuers of municipal securities, (i) the issuer's general taxing power, (ii) a specific type of tax such as a property tax, or (iii) a particular facility or project such as a highway. The ability of an issuer to make these payments could be affected by general economic conditions, issues specific to the issuer, litigation, legislation or other political events, the bankruptcy of the issuer, war, natural disasters, terrorism or other major events. U.S. government securities do not involve the credit risks associated with other types of fixed-income securities; as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate and municipal debt securities. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. (Generally, the value of debt securities falls when market rates of interest are rising.) Some debt securities also involve prepayment or call risk. This is the risk that the issuer will repay a Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest payments.

Because interest rates vary, it is impossible to predict the income of a Fund that invests in debt securities for any particular period. Fluctuations in the value of a Fund's investments in debt securities will cause the Fund's net asset value to increase or decrease.

Adjustable Rate Mortgage Security ("ARM"). Certain Funds may invest in ARMs. An ARM, like a traditional mortgage security, is an interest in a pool of mortgage loans that provides investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. ARMs have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag behind changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. Because of the resetting of interest rates, ARMs are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.


Asset-backed Securities. Certain Funds may invest in asset-backed securities. The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. (Mortgage-backed securities are a type of asset-backed security.) Through the use of trusts and special purpose vehicles, assets, such as automobile and credit card receivables, are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to a Collateralized Mortgage Obligation structure. Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a Fund will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, a Fund's ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

Collateralized Mortgage Obligations ("CMOs"). Certain Funds may invest in CMOs, which are securities backed by a portfolio of mortgages or mortgage securities held under indentures. The underlying mortgages or mortgage securities are issued or guaranteed by the U.S. government or an agency or instrumentality thereof. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security. CMOs and other asset-backed and mortgage-backed securities may be considered derivative securities.

Convertible Securities. Certain Funds may invest in convertible securities, including corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. Convertible securities usually provide a lower yield than comparable fixed-income securities.

Investment-Grade Debt Securities. Certain Funds may invest in investment grade debt securities, which include all types of debt instruments that are of medium and high-quality. Some possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rated investment-grade by Standard & Poor's Rating Group ("Standard & Poor's" or "S&P") or Moody's Investor's Service, Inc. ("Moody's") or is unrated but considered to be of equivalent quality by an investment adviser or subadviser. For more information, including a detailed description of the ratings assigned by S&P and Moody's, please refer to the Statement's "Appendix A -- Description of Securities Ratings."

Lower Quality Debt Securities. Certain Funds may invest in lower quality fixed-income securities. Fixed-income securities rated BB or lower by Standard & Poor's or Ba or lower by Moody's (and comparable unrated securities) are of below "investment grade" quality. Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed-income securities, including U.S. government and many foreign government securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a Fund investing in lower quality fixed-income securities may be more dependent on the Fund's adviser's or subadviser's own credit analysis than for a Fund investing in higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds." For more information, including a detailed description of the ratings assigned by S&P and Moody's, please refer to the Statement's "Appendix A -- Description of Securities Ratings."

Mortgage-related Securities. Certain Funds may invest in mortgage-related securities, such as Government National Mortgage Association ("GNMA") or Federal National Mortgage Association ("FNMA") certificates, which differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases these assets at a premium, a faster-than-expected prepayment rate will tend to reduce yield to maturity, and a slower-than-expected prepayment rate may have the opposite effect of increasing yield to maturity. If a Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will tend to increase, and slower-than-expected prepayments tend to reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by a Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments. In addition, an increase in interest rates would also increase the inherent volatility of a Fund by increasing the average life of the Fund's portfolio securities.

Pay-in-kind Securities. Certain Funds may invest in pay-in-kind securities. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are usually issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality.

Step-Coupon Securities. Certain Funds may invest in step-coupon securities. Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than do conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for a Fund to dispose of them or determine their current value.

"Stripped" Securities. Certain Funds may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. government or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its investments in IOs. The staff of the Securities and Exchange Commission (the "SEC") has indicated that it views stripped mortgage securities as illiquid unless the securities are issued by the U.S. government or its agencies and are backed by fixed-rate mortgages. The Funds intend to abide by the staff's position. Stripped securities may be considered derivative securities.

Structured Notes. Certain Funds may invest in a broad category of instruments known as "structured notes." These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors. For example, the issuer's obligations could be determined by reference to changes in the value of a commodity (such as gold or oil), a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer's obligations are determined by reference to changes over time in the difference (or "spread") between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer's obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer's interest payment obligations are reduced). In some cases, the issuer's obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer's obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer's obligations may be sharply reduced.

Structured notes can serve many different purposes in the management of a mutual fund. For example, they can be used to increase a Fund's exposure to changes in the value of assets that the Fund would not ordinarily purchase directly (such as stocks traded in a market that is not open to U.S. investors). They can also be used to hedge the risks associated with other investments a Fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country's stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of the Fund's portfolio as a whole.

Risks. Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer's obligations (and thus the value of a Fund's investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer's obligations are determined by reference to some multiple of the change in the external factor or factors. Many structured notes have limited or no liquidity, so that a Fund would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the relevant adviser's or subadviser's analysis of the issuer's creditworthiness and financial prospects, and of the adviser's or subadviser's forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described below) apply. Structured notes may be considered derivative securities.

U.S. Government Securities. Certain Funds may invest in some or all of the following U.S. government securities:

..    U.S. Treasury Bills - Direct obligations of the U.S. Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. government.

..    U.S. Treasury Notes and Bonds - Direct obligations of the U.S. Treasury issued in maturities that vary between one and 40 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the U.S. government.

..    Treasury Inflation-Protected Securities ("TIPS") - Fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.




..    "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. It is generally understood that a guarantee by GNMA is backed by its full faith and credit of the United States. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as a Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as a Fund, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

..    "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is a
     government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government.

..    "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC") is a
     corporate instrumentality of the U.S. government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. government.


Risks. U.S. government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in a Fund's net asset value. Since the magnitude of these fluctuations will generally be greater at times when a Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Securities such as Fannie Maes and Freddie Macs are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but are not backed by the full faith and credit of the U.S. government. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security, and therefore, these types of securities should be considered to be riskier than U.S. government securities. FNMA and FHLMC have each been the subject of investigations by federal regulators over certain accounting matters. Such investigations, and any resulting restatements of financial statements, may adversely affect the guaranteeing entity and, as a result, the payment of principal or interest on these types of securities.

     The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, the Portfolio may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds' inflation measure. There can be no assurance that inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.


Zero-coupon Securities. Certain Funds may invest in zero-coupon securities. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. These securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Code, a Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero-coupon securities. Because a Fund will not, on a current basis, receive cash payments from the issuer of a zero-coupon security in respect of accrued original issue discount, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell such securities at such time.

EQUITY SECURITIES

Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks and securities exercisable for, or convertible into, common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock). Common stocks represent an equity or ownership interest in an issuer. Preferred stocks represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over holders of preferred stock, whose claims take precedence over the claims of those who own common stock.

While offering greater potential for long-term growth, equity securities generally are more volatile and more risky than some other forms of investment, particularly debt securities. Therefore, the value of your investment in a Fund may sometimes decrease. A Fund may invest in equity securities of companies with relatively small market capitalizations. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small Capitalization Companies" below. A Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some securities, particularly over-the-counter securities may be more difficult to sell under some market conditions.

Market Capitalizations. Certain Funds may invest in companies with small, medium or large market capitalizations. The market capitalization ranges allowable for investments of each Fund are defined in reference to the benchmark of the specific Fund. Large capitalization companies are generally large companies that have been in existence for a number of years and are well established in their market. Mid capitalization companies are generally medium size companies that are not as established as large capitalization companies and may be more volatile.

     . Small Capitalization Companies -- Certain Funds may invest in companies with relatively small market capitalizations. Such investments may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates that exceed those of companies with larger market capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller market capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger market capitalization or market averages in general. The net asset value of Funds that invest in companies with relatively small market capitalizations therefore may fluctuate more widely than market averages.

Warrants. Certain Funds may invest in warrants. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer.

Real Estate Investment Trusts (REITs). Certain Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real-estate-related loans. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and failing to maintain their exemptions from registration under the Investment Company Act of 1940.

REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

A Fund's investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by a Fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Real Estate Securities. The AEW Real Estate Fund invests primarily in securities of companies in the real estate industry, including REITs, and is, therefore, subject to the special risks associated with the real estate market and the real estate industry in general. Companies in the real estate industry are considered to be those that (i) have principal activity involving the development, ownership, construction management or sale of real estate; (ii) have significant real estate holdings, such as hospitality companies, supermarkets and mining, lumber and paper companies; and/or (iii) provide products or services related to the real estate industry, such as financial institutions that make and/or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.

Investment Companies. Certain Funds may invest in other investment companies. Investment companies, including companies such as "iShares", "SPDRs" and "WEBS," are essentially pools of securities. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level, such as investment advisory fees and operating expenses. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company's portfolio. As an investor in another investment company, a Fund will bear its ratable share of the investment company's expenses, including advisory fees, and the Fund's shareholders will bear such expenses indirectly, in addition to similar fees and expenses of the Fund.

Despite the possibility of greater fees and expenses, investment in other investment companies may be attractive nonetheless for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for a Fund to invest in such countries. In other cases, when a Fund's adviser or subadviser desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country.

FOREIGN SECURITIES

Certain Funds may invest in foreign securities. Such investments present risks not typically associated with investments in comparable securities of U.S. issuers.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because a Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

In addition, although a Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

Emerging Markets. Certain Funds may invest in securities of emerging markets. Investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

In determining whether to invest in securities of foreign issuers, the adviser or subadviser of a Fund may consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax laws may reduce a Fund's net income available for distribution to shareholders.

Depositary Receipts. Certain Funds may invest in foreign equity securities by purchasing "depositary receipts." Depositary receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depositary receipts can be either "sponsored" or "unsponsored." Sponsored depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depositary receipts are arranged without involvement by the issuer of the underlying equity securities and, therefore, less information about the issuer of the underlying equity securities may be available and price may be more volatile than sponsored depositary receipts. American Depositary Receipts ("ADRs") are depositary receipts that are bought and sold in the United States and are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities by a foreign corporation. European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") are depositary receipts that are typically issued by foreign banks or trust companies which evidence ownership of underlying securities issued by either a foreign or United States corporation. All depositary receipts, including those denominated in U.S. dollars, will be subject to foreign currency exchange risk.

Supranational Entities. Certain Funds may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (the "World Bank") and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies, as described below under "Foreign Currency."

Foreign Currency. Most foreign securities in a Fund's portfolio will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to a Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of the Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

A Fund may incur costs in connection with conversions between various currencies. In addition, a Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

Foreign Currency Hedging Transactions. Certain Fund may engage in currency hedging transactions. To protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate. If conditions warrant, a Fund may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date ("forward contracts"). A Fund will maintain cash or other liquid assets eligible for purchase by the Fund in a segregated account with the custodian in an amount at least equal to the lesser of (i) the difference between the current value of the Fund's liquid holdings that settle in the relevant currency and the Fund's outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. A Fund's use of currency hedging transactions may be limited by tax considerations. An adviser may decide not to engage in currency hedging transactions and there is no assurance that any currency hedging strategy used by a Fund will succeed. In addition, suitable currency hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions when they would be beneficial. A Fund may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions. See "Futures Contracts", "Options" and "Swap Contracts" below.


MONEY MARKET INSTRUMENTS (All Funds)


Each Fund may seek to minimize risk by investing in money market instruments, which are high-quality, short-term securities. Although changes in interest rates can change the market value of a security, each Fund expects those changes to be minimal with respect to these securities, which are often purchased for defensive purposes.


Money market obligations of foreign banks or of foreign branches or subsidiaries of U.S. banks may be subject to different risks than obligations of domestic banks, such as foreign economic, political and legal developments and the fact that different regulatory requirements apply.

TYPES OF PRACTICES


Repurchase Agreements (All Funds). Each Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, a Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, a Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period and (iii) inability to enforce rights and the expenses involved in the attempted enforcement.


Reverse Repurchase Agreements. Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. When effecting reverse repurchase agreements, assets of the applicable Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the applicable Fund's records at the trade date and maintained until the transaction is settled.

..    Dollar Rolls. Dollar rolls are a special type of reverse repurchase agreement in which the portfolio instrument transferred by a Fund is a mortgage-related security. The Fund gives up the cash flows during the transaction period but has use of the cash proceeds.

When-issued Securities. Certain Funds may purchase "when-issued" equity securities, which are traded on a price basis prior to actual issuance. Such purchases will only be made to achieve a Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or a year or more; during this period dividends on equity securities are not payable. No dividend income accrues to the Fund prior to the time it takes delivery. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. Each Trust's custodian will establish a segregated account for each Fund when it purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by each Fund.

Illiquid Securities. Certain Funds may purchase illiquid securities. Illiquid securities are those that are not readily resalable, which may include securities whose disposition is restricted by federal securities laws. Investment in restricted or other illiquid securities involves the risk that a Fund may be unable to sell such a security at the desired time. Also, a Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

Certain Funds may purchase Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act"). Certain Funds may also purchase commercial paper issued under Section 4(2) of the Securities Act. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and
Section 4(2) commercial paper are treated as illiquid, unless an adviser or subadviser has determined, under guidelines established by each Trust's Board of Trustees, that the particular issue is liquid.

Initial Public Offerings. Certain Funds may purchase securities of companies that are offered pursuant to an initial public offering ("IPO"). An IPO is a company's first offering of stock to the public in the primary market, typically to raise additional capital. A Fund may purchase a "hot" IPO (also known as a "hot issue"), which is an IPO that is oversubscribed and, as a result, is an investment opportunity of limited availability. As a consequence, the price at which these IPO shares open in the secondary market may be significantly higher than the original IPO price. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history. There is the possibility of losses resulting from the difference between the issue price and potential diminished value of the stock once traded in the secondary market. A Fund's investment in IPO securities may have a significant impact on the Fund's performance and may result in significant capital gains.

Private Placements. Certain Funds may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for these securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell the securities when its investment adviser believes that it is advisable to do so or may be able to sell the securities only at prices lower than if the securities were more widely held. At times, it also may be more difficult to determine the fair value of the securities for purposes of computing a Fund's net asset value.

While private placements may offer opportunities for investment that are not otherwise available on the open market, the securities so purchased are often "restricted securities," which are securities that cannot be sold to the public without registration under the Securities Act or the availability of an exemption from registration (such as Rule 144 or Rule 144A under the Securities
Act), or that are not readily marketable because they are subject to other legal or contractual delays or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments such as private placements. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. A Fund may have to bear the extra expense of registering the securities for resale and the risk of substantial delay in effecting the registration. In addition, market quotations typically are less readily available for these securities. The judgment of a Fund's investment adviser may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, in a privately negotiated transaction to a limited number of purchasers, in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. A Fund may be deemed to be an underwriter for purposes of the Securities Act when selling restricted securities to the public so that the Fund may be liable to purchasers of the securities if the registration statement prepared by the issuer, or the prospectus forming a part of the registration statement, is materially inaccurate or misleading.

Privatizations. Certain Funds may participate in privatizations. In a number of countries around the world, governments have undertaken to sell to investors interests in enterprises that the government has historically owned or controlled. These transactions are known as "privatizations" and may in some cases represent opportunities for significant capital appreciation. In some cases, the ability of U.S. investors, such as the Funds, to participate in privatizations may be limited by local law, and the terms of participation for U.S. investors may be less advantageous than those for local investors. Also, there is no assurance that privatized enterprises will be successful, or that an investment in such an enterprise will retain its value or appreciate in value.

Futures Contracts. Certain Funds may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a particular commodity (e.g., an interest-bearing security) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, long-term municipal bond index futures trade in contracts equal to $1000 multiplied by the Bond Buyer Municipal Bond Index, and S&P 500 Index futures trade in contracts equal to $500 multiplied by the S&P 500 Index.

When a trader, such as a Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as "initial margin" an amount of cash or short-term high-quality securities (such as U.S. Treasury bills or high-quality tax exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as "variation margin." If a Fund has a long position in a futures contract it will establish a segregated account with the Fund's custodian containing cash or liquid securities eligible for purchase by the Fund equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, a Fund will establish a segregated account with the custodian with cash or liquid securities eligible for purchase by the Fund that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts.

Although futures contracts by their terms require actual delivery and acceptance of securities (or cash in the case of index futures), in most cases the contracts are closed out before settlement. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract.

Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.

Options. Certain Funds may purchase options. An option on a futures contract obligates the writer, in return for the premium received, to assume a position in a futures contract (a short position if the option is a call and a long position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option generally will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying contract, the remaining term of the option, supply and demand and interest rates. Options on futures contracts traded in the United States may only be traded on a U.S. board of trade licensed by the Commodity Futures Trading Commission (the "CFTC").

An option on a security entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options on securities may be traded on or off a national securities exchange.

A call option on a futures contract written by a Fund is considered by the Fund to be covered if the Fund owns the security subject to the underlying futures contract or other securities whose values are expected to move in tandem with the values of the securities subject to such futures contract, based on historical price movement volatility relationships. A call option on a security written by a Fund is considered to be covered if the Fund owns a security deliverable under the option. A written call option is also covered if a Fund holds a call on the same futures contract or security as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities eligible for purchase by the Fund in a segregated account with its custodian.

A put option on a futures contract written by a Fund, or a put option on a security written by the Fund, is covered if the Fund maintains cash or liquid securities eligible for purchase by the Fund with a value equal to the exercise price in a segregated account with the Fund's custodian, or else holds a put on the same futures contract (or security, as the case may be) as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the writer of an option wishes to terminate its position, it may effect a closing purchase transaction by buying an option identical to the option previously written. The effect of the purchase is that the writer's position will be canceled. Likewise, the holder of an option may liquidate its position by selling an option identical to the option previously purchased.

Closing a written call option will permit a Fund to write another call option on the portfolio securities used to cover the closed call option. Closing a written put option will permit a Fund to write another put option secured by the segregated assets used to secure the closed put option. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any futures contract or securities subject to the option to be used for other Fund investments. If a Fund desires to sell particular securities covering a written call option position, it will close out its position or will designate from its portfolio comparable securities to cover the option prior to or concurrent with the sale of the covering securities.

A Fund will realize a profit from closing out an option if the price of the offsetting position is less than the premium received from writing the option or is more than the premium paid to purchase the option; and the Fund will realize a loss from closing out an option transaction if the price of the offsetting option position is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the covering securities, any loss resulting from the closing of a written call option position is expected to be offset in whole or in part by appreciation of such covering securities.

Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter) an option writer may profit from the lapse of time even though the value of the futures contract (or security in some cases) underlying the option (and of the security deliverable under the futures contract) has not changed. Consequently, profit from option writing may or may not be offset by a decline in the value of securities covering the option. If the profit is not entirely offset, a Fund will have a net gain from the options transaction, and the Fund's total return will be enhanced. Likewise, the profit or loss from writing put options may or may not be offset in whole or in part by changes in the market value of securities acquired by a Fund when the put options are closed.

As an alternative to purchasing call and put options on index futures, a Fund may purchase or sell call or put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Certain Funds may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is less than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.

A Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although a Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit a Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

Certain Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a Fund could sustain losses on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.

Certain Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities be offset at least in part by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

All call options written by a Fund on foreign currencies will be covered. A call option written on a foreign currency by the Fund is covered if the Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, if the difference is maintained by the Fund in cash or liquid securities eligible to be purchased by the Fund in a segregated account with the Fund's custodian. For this purpose, a call option is also considered covered if the Fund owns securities denominated in (or which trade principally in markets where settlement occurs in) the same currency, which securities are readily marketable, and the Fund maintains in a segregated account with its custodian cash or liquid securities eligible to be purchased by the Fund in an amount that at all times at least equals the excess of (x) the amount of the Fund's obligation under the call option over (y) the value of such securities.

..    Swap Contracts. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the S&P 500 Index) or in some other investment (such as U.S. Treasury securities). The Fund will maintain at all times in a segregated account with its custodian cash or liquid securities eligible to be purchased by the Fund in amounts sufficient to satisfy its obligations under swap contracts.

Risks. The use of futures contracts, options and swap contracts involves risks. One risk arises because of the imperfect correlation between movements in the price of futures contracts and movements in the price of the securities that are the subject of the hedge. A Fund's hedging strategies will not be fully effective unless the Fund can compensate for such imperfect correlation. There is no assurance that the Fund will be able to effect such compensation.

Options, futures and swap contracts fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options, futures or swaps for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging. The correlation between the price movement of the futures contract and the hedged security may be distorted due to differences in the nature of the relevant markets. If the price of the futures contract moves more than the price of the hedged security, the relevant Fund would experience either a loss or a gain on the future that is not completely offset by movements in the price of the hedged securities. In an attempt to compensate for imperfect price movement correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract. Conversely, the Fund may purchase or sell fewer contracts if the volatility of the price of hedged securities is historically less than that of the futures contracts.

The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. One such distortion stems from the fact that all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Another market distortion results from the deposit requirements in the futures market being less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. A third distortion is caused by the fact that trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index future relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.

Price movement correlation also may be distorted by the illiquidity of the futures and options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, speculators trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.

Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

An exchange-traded option may be closed out only on a national securities or commodities exchange, which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that a Fund would have to exercise the option in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will be not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Because the specific procedures for trading foreign stock index futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock index futures at the time the relevant Funds purchase foreign stock index futures.

The successful use of transactions in futures and options depends in part on the ability of a Fund's adviser or subadviser(s) to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates move during the period that a Fund holds futures or options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, a Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

Options trading involves price movement correlation risks similar to those inherent in futures trading. Additionally, price movements in options on futures may not correlate with price movements and/or movements of the relevant indices in the futures underlying the options. Like futures, options positions may become less liquid because of adverse economic circumstances. The securities covering written option positions are expected to offset adverse price movements if those options positions cannot be closed out in a timely manner, but there is no assurance that such offset will occur. Also, an option writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Certain Funds may, but are not required to, use a number of derivative instruments for risk management purposes or as part of their investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. An adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. Examples of derivative instruments that the Fund may use include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options, swap agreements and debt-linked and equity-linked securities.

Over-the-counter Options. Certain Funds may enter into over-the-counter options with respect to U.S. government securities. An over-the-counter option (an option not traded on a national securities exchange) may be closed out only with the other party to the original option transaction. While a Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, a Fund might have to exercise an over-the-counter option it holds in order to realize any profit thereon and thereby would incur transactions costs on the purchase or sale of the underlying assets. If a Fund cannot close out a covered call option written by it, it will not be able to sell the underlying security until the option expires or is exercised. Furthermore, over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

The staff of the SEC has taken the position that over-the-counter options on U.S. Government securities and the assets used as cover for written over-the-counter options on U.S. Government securities should generally be treated as illiquid securities for purposes of a Fund's investment restrictions relating to illiquid securities. However, if a dealer recognized by the Federal Reserve Bank of New York as a "primary dealer" in U.S. Government securities is the other party to an option contract written by a Fund, and the Fund has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the SEC staff has agreed that the Fund only needs to treat as illiquid that amount of the "cover" assets equal to the amount at which the formula price exceeds any amount by which the market value of the securities subject to the options exceeds the exercise price of the option (the amount by which the option is "in-the-money").

Loomis, Sayles & Company, L.P. ("Loomis Sayles") has established standards for the creditworthiness of the primary dealers with which certain Funds may enter into over-the-counter option contracts having the formula-price feature referred to above. Those standards, as modified from time to time, are implemented and monitored by Loomis Sayles. Such contracts will provide that a Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Fund for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the securities and the exercise price of the option if the option is written out-of-the-money. Although each agreement will provide that a Fund's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written, and therefore the Fund might pay more to repurchase the option contract than the Fund would pay to close out a similar exchange-traded option.

Economic Effects and Limitations. Income earned by a Fund from its hedging activities generally will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from futures and options transactions may hedge against a decline in the value of a Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline. If a Fund is required to use taxable fixed-income securities as margin, the portion of the Fund's dividends that is taxable to shareholders will be larger than if that Fund is permitted to use tax-exempt bonds for that purpose.

The Funds intend to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Funds will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that a Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Future Developments. The above discussion relates to a Fund's proposed use of futures contracts, options and options on futures contracts currently available. The relevant markets and related regulations are constantly changing. In the event of future regulatory or market developments, a Fund may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.

Short Sales. Certain Funds may sell securities short "against the box," that is:
(1) enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns without additional consideration; and (2) enter into arrangements with the broker-dealers through which such securities are sold short to receive income with respect to the proceeds of short sales during the period the Fund's short positions remain open. In addition to selling shares short against the box, the Focused Value Fund only may make short sales if immediately after such short sale the aggregate value of all securities that the Fund is short (excluding the value of securities sold short against the box) does not exceed 5% of the value of the Focused Value Fund's net assets, and the Fund covers such short sales as described in the following paragraph.

In a short sale against the box, a Fund does not deliver from its portfolio securities sold and does not receive immediately the proceeds from the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with the Fund's custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. A Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities. With respect to securities that are not sold short against the box, the Focused Value Fund may cover its short positions by maintaining in a separate account with the Fund's custodian cash, U.S. government securities or other liquid securities having a value equal to the excess of (a) the market value of the securities sold short over (b) the value of any cash, U.S. government securities or other liquid securities deposited as collateral with the broker in connection with the short sale.

Short sales may protect a Fund against risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend on the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.


Risks. Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Code may limit the degree to which a Fund is able to enter into short sales. There is no limitation on the amount of each Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. U.S. Diversified Portfolio, Small Cap Value Fund and International Fund currently expect that no more than 20%, 25% and 20% of their total assets, respectively, would be involved in short sales against the box.


Securities Lending (All Funds). The Funds may lend from their total assets in the form of their portfolio securities to broker-dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Funds will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral, which may include shares of a money market fund subject to any investment restrictions listed in Part I of this Statement. Under some securities lending arrangements the Funds may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event (as determined by the adviser or subadviser) affecting the investment occurs, such loans will be called, if possible, so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees approved by the Board of Trustees of the Trusts or persons acting pursuant to the direction of the Boards.

These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligation and the Fund is delayed in or prevented from recovering the collateral.

Short-term Trading (All Funds). The Funds may, consistent with their investment objectives, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund's portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit any adviser's or subadviser's investment discretion in managing a Fund's assets. The Funds anticipate that their portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions.

Temporary Strategies (All Funds). Each Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, the adviser and subadviser(s) of a Fund may employ a temporary defensive strategy if they determine such a strategy to be warranted. Pursuant to such a defensive strategy, a Fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. It is impossible to predict whether, when or for how long a Fund will employ defensive strategies. The use of defensive strategies may prevent a Fund from achieving its goal.

In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, a Fund may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.


Interfund Transactions (All Funds). Pursuant to exemptive relief that may in the future be granted by the SEC, the Funds may be permitted to invest their daily cash balances in shares of money market and short-term bond funds advised by IXIS Advisors or its affiliates ("Central Funds"). The Central Funds currently include the IXIS Cash Management Trust-Money Market Series; Institutional Daily Income Fund; Cortland Trust, Inc.; and Short Term Income Fund, Inc. Each Central Fund is advised by Reich & Tang Asset Management, LLC ("Reich & Tang"), except for IXIS Cash Management Trust-Money Market Series, which is advised by IXIS Advisors and subadvised by Reich & Tang. Because IXIS Advisors and Reich & Tang are both subsidiaries of IXIS Asset Management North America, the Funds and the Central Funds may be considered to be related companies comprising a "group of investment companies" under the 1940 Act.


Pursuant to such exemptive relief, the Funds may also borrow and lend money for temporary or emergency purposes directly to and from each other through an interfund credit facility. In addition to the Funds and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: IXIS Advisor Funds Trust I (except the CGM Advisor Targeted Equity Fund series), IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, AEW Real Estate Income Fund, Harris Associates Investment Trust, Loomis Sayles Funds I and Loomis Sayles Funds II. The advisers and subadvisers to these mutual funds currently include IXIS Advisors, Reich & Tang, Loomis Sayles, AEW Management and Advisors, L.P., Harris Associates L.P. and Westpeak Global Advisors, L.P. Each of these advisers and subadvisers are subsidiaries of IXIS Asset Management North America and are thus "affiliated persons" under the 1940 Act by reason of being under common control by IXIS Asset Management North America. In addition, because the Funds and the series of mutual fund groups listed above are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a "group of investment companies" under the 1940 Act. The Central Funds and AEW Real Estate Income Fund will participate in the Credit Facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and the Funds would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Funds. Should the Funds participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate.

--------------------------------------------------------------------------------
                            MANAGEMENT OF THE TRUSTS
--------------------------------------------------------------------------------

     The Funds are governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and review the Funds' performance.


     The table below provides certain information regarding the trustees and officers of IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III and IXIS Advisor Funds Trust IV. For purposes of this table and for purposes of this Statement, the term "Independent Trustee" means those trustees who are not "interested persons" as defined in the Investment Company Act of 1940, as amended (the "1940 Act") of the relevant trust. In certain circumstances, Trustees are also required to have no direct or indirect financial interest in the approval of a matter being voted on in order to be considered "independent" for the purposes of the requisite approval. For purposes of this Statement, the term "Interested Trustee" means those trustees who are "interested persons" of the relevant trust.

Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116.


                                                                                                  Number of Portfolios
                                                                                                     in Fund Complex
                                    Position(s) Held with the                                        Overseen*** and
                                  Trusts, Length of Time Served       Principal Occupation(s)      Other Directorships
    Name and Date of Birth              and Term of Office*            During Past 5 Years**               Held
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
Graham T. Allison, Jr.                       Trustee               Douglas Dillon Professor and            38
(3/23/40)                                                          Director of the Belfer
                                 Contract Review and Governance    Center of Science for          Director, Taubman
                                         Committee Member          International Affairs, John    Centers, Inc. (real
                                                                   F. Kennedy School of           estate investment
                                   Since 1984 for IXIS Advisor     Government, Harvard            trust);
                                   Funds Trust I; 1993 for IXIS    University
                                   Advisor Funds Trust II; 1995                                   Advisory Board
                                   for IXIS Advisor Funds Trust                                   Member, USEC Inc.
                                    III; 2000 for IXIS Advisor                                    (energy supplier)
                                          Funds Trust IV
-----------------------------------------------------------------------------------------------------------------------
Edward A. Benjamin (5/30/38)                 Trustee               Retired                                 38

                                      Audit Committee Member                                         Director, Coal,
                                                                                                  Energy Investments &
                                            Since 2003                                              Management, LLC;
                                                                                                   Director, Precision
                                                                                                   Optics Corporation
                                                                                                  (optics manufacturer)
-----------------------------------------------------------------------------------------------------------------------
Daniel M. Cain (2/24/45)                     Trustee               President and Chief                     38
                                                                   Executive Officer, Cain
                                 Chairman of the Audit Committee   Brothers & Company,             Trustee, Universal
                                                                   Incorporated (investment       Health Realty Income
                                  Since 1996 IXIS Advisor Funds    banking)                              Trust;
                                   Trust I, IXIS Advisor Funds
                                   Trust II, IXIS Advisor Funds                                    Director, Sheridan
                                     Trust III, 2000 for IXIS                                          Healthcorp
                                      Advisor Funds Trust IV                                       (physician practice
                                                                                                       management)
                                 Co-Chairman of the Board since
                                               2004
-----------------------------------------------------------------------------------------------------------------------
Paul G. Chenault (9/12/33)                   Trustee               Retired; Trustee, First                 38
                                                                   Variable Life (variable life
                                 Contract Review and Governance    insurance)                       Director, Mailco
                                         Committee Member                                           Office Products,
                                                                                                      Inc. (mailing
                                            Since 2003                                                 equipment)
-----------------------------------------------------------------------------------------------------------------------
Kenneth J. Cowan (4/5/32)                    Trustee               Retired                                 38

                                     Chairman of the Contract                                             None
                                      Review and Governance
                                            Committee

                                   Since 1993 for IXIS Advisor
                                   Funds Trust I; 1975 for IXIS
                                   Advisor Funds Trust II; 1995
                                   for IXIS Advisor Funds Trust
                                    III; 2000 for IXIS Advisor
                                          Funds Trust IV

                                 Co-Chairman of the Board since
                                               2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                  Number of Portfolios
                                                                                                     in Fund Complex
                                    Position(s) Held with the                                        Overseen*** and
                                  Trusts, Length of Time Served       Principal Occupation(s)      Other Directorships
    Name and Date of Birth              and Term of Office*            During Past 5 Years**               Held
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
Richard Darman (5/10/43)                     Trustee               Partner, The Carlyle Group              38
                                                                   (investments); formerly,
                                 Contract Review and Governance    Professor, John F. Kennedy         Director and
                                        Committee Member           School of Government,          Chairman of Board of
                                                                   Harvard University                Directors, AES
                                   Since 1996 for IXIS Advisor                                         Corporation
                                   Funds Trust I, IXIS Advisor                                    (international power
                                    Funds Trust II, and IXIS                                            company)
                                  Advisor Funds Trust III; 2000
                                 for IXIS Advisor Funds Trust IV
-----------------------------------------------------------------------------------------------------------------------
Sandra O. Moose (2/17/42)                   Trustee                President, Strategic                    38
                                                                   Advisory Services
                                    Audit Committee Member         (management consulting);        Director, Verizon
                                                                   formerly, Senior Vice            Communications;
                                  Since 1982 for IXIS Advisor      President and Director, The
                                 Funds Trust I; 1993 for IXIS      Boston Consulting Group,       Director, Rohm and
                                 Advisor Funds Trust II; 1995      Inc. (management consulting)      Haas Company
                                 for IXIS Advisor Funds Trust                                         (specialty
                                  III; 2000 for IXIS Advisor                                           chemicals);
                                        Funds Trust IV
                                                                                                      Director, AES
                                                                                                       Corporation
-----------------------------------------------------------------------------------------------------------------------
John A. Shane (2/22/33)                     Trustee                President and Director,                 38
                                                                   Palmer Service Corporation
                                Contract Review and Governance     (venture capital                 Director, Gensym
                                       Committee Member            organization)                       Corporation
                                                                                                      (software and
                                  Since 1993 for IXIS Advisor                                      technology service
                                 Funds Trust I; 1982 for IXIS                                     provider); Director,
                                 Advisor Funds Trust II; 1995                                      Abt Associates Inc.
                                 for IXIS Advisor Funds Trust                                         (research and
                                  III; 2000 for IXIS Advisor                                        consulting firm)
                                        Funds Trust IV
-----------------------------------------------------------------------------------------------------------------------

                                                                                                  Number of Portfolios
                                                                                                     in Fund Complex
                                    Position(s) Held with the                                        Overseen*** and
                                  Trusts, Length of Time Served       Principal Occupation(s)      Other Directorships
    Name and Date of Birth              and Term of Office*            During Past 5 Years**               Held
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
Robert J. Blanding/1/ (4/17/47)             Trustee                President, Chairman,                 38
555 California Street                                              Director, and Chief
San Francisco, CA 94104                   Since 2003               Executive Officer, Loomis           None
                                                                   Sayles; President and Chief
                                                                   Executive Officer - Loomis
                                                                   Sayles Funds I; Chief
                                                                   Executive Officer - Loomis
                                                                   Sayles Funds II
-----------------------------------------------------------------------------------------------------------------------
John T. Hailer/2/ (11/23/60)      President, Chief Executive       President and Chief                  38
                                      Officer and Trustee          Executive Officer, IXIS
                                                                   Asset Management                    None
                                          Since 2000               Distributors, L.P.;
                                                                   Executive Vice President,
                                                                   Loomis Sayles Funds I;
                                                                   President, Loomis Sayles
                                                                   Funds II; President and
                                                                   Chief Executive Officer, AEW
                                                                   Real Estate Income Fund and
                                                                   IXIS Advisor Cash Management
                                                                   Trust
-----------------------------------------------------------------------------------------------------------------------


* Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. At a meeting held on November 19, 2004, the Trustees voted to suspend the retirement policy until 2006.

** Each person listed above, except as noted, holds the same position(s) with the Trusts. Previous positions during the past five years with IXIS Asset Management Distributors, L.P. (the "Distributor"), IXIS Asset Management Advisors, L.P. ("IXIS Advisors") or Loomis Sayles are omitted if not materially different from a trustee's or officer's current position with such entity. As indicated, each Trustee is also a trustee of certain other investment companies for which the Distributor acts as principal underwriter.

*** The Trustees of the Trust serve as Trustees of a fund complex that includes all series of IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, AEW Real Estate Income Fund, Loomis Sayles Funds I and Loomis Sayles Funds II.

/1/ Mr. Blanding is deemed an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: President, Chairman, Director and Chief Executive Officer of Loomis Sayles.

/2/ Mr. Hailer is deemed an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: Director and Executive Vice President of IXIS Asset Management Distribution Corporation ("IXIS Distribution Corporation"); and President and Chief Executive Officer of IXIS Advisors.


     In addition to the Trustees listed above, two individuals have been nominated for election as Trustees, subject to shareholder approval. Each of the nominees listed below is expected to qualify as an "Independent Trustee." A special meeting of shareholders of each Trust is scheduled for June 2, 2005. Should either Mr. Baker or Ms. Walker not be elected, this Statement will be supplemented.



-----------------------------------------------------------------------------------------------------------
Name, Date of Birth      Position Held            Principal Occupation(s)
    and Address           with Trusts               During Past 5 Years            Other Directorships Held
-----------------------------------------------------------------------------------------------------------
Charles D. Baker      Nominee for Trustee   President and Chief Executive                    None
93 Worcester Street                         Officer, Harvard Pilgrim Health Care
Wellesley, MA 02481                         (health plan)
-----------------------------------------------------------------------------------------------------------
Cynthia L. Walker     Nominee for Trustee   Dean for Finance and CFO (formerly,              None
                                            Associate Dean for Finance & CFO),
                                            Harvard Medical School
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Officers of the Trusts
-----------------------------------------------------------------------------------------------------------
                                            Term of Office*
                         Position(s) Held    and Length of               Principal Occupation(s)
Name and Date of Birth    With the Trusts     Time Served                 During Past 5 Years**
-----------------------------------------------------------------------------------------------------------
Coleen Downs Dinneen     Secretary, Clerk                     Senior Vice President, General Counsel,
(12/16/60)                and Chief Legal   Since September   Secretary and Clerk (formerly, Deputy General
                              Officer             2004        Counsel, Assistant Secretary and Assistant
                                                              Clerk), IXIS Asset Management Distribution
                                                              Corporation, IXIS Asset Management
                                                              Distributors, L.P., IXIS Asset Management
                                                              Advisors, L.P. and IXIS Asset Management
                                                              Services Company; Chief Compliance Officer,
                                                              IXIS Asset Management Advisors, L.P.
-----------------------------------------------------------------------------------------------------------
Michael Kardok              Treasurer,       Since October    Senior Vice President, IXIS Asset Management
(7/17/59)                    Principal            2004        Advisors, L.P. and IXIS Asset Management
                           Financial and                      Distributors, L.P.; formerly, Senior Vice
                            Accounting                        President, IXIS Asset Management Services
                              Officer                         Company; formerly, Senior Director, PFPC Inc;
                                                              formerly, Vice President - Division Manager,
                                                              First Data Investor Services, Inc.
-----------------------------------------------------------------------------------------------------------
Kristin Vigneaux         Chief Compliance     Since August    Chief Compliance Officer for Mutual Funds,
(9/25/69)                     Officer             2004        IXIS Asset Management Distributors, L.P.,
                                                              IXIS Asset Management Advisors, L.P. and IXIS
                                                              Asset Management Services Company; formerly,
                                                              Vice President, IXIS Asset Management
                                                              Services Company
-----------------------------------------------------------------------------------------------------------
Frank LoPiccolo             Anti-Money      Since June 2003   President, Chief Executive Officer and
(4/1/53)                    Laundering                        Director (formerly, Executive Vice
                             Officer                          President), IXIS Asset Management Services
                                                              Company
-----------------------------------------------------------------------------------------------------------
John E. Pelletier        Chief Operating    Since September   Executive Vice President and Chief Operating
(6/24/64)                    Officer             2004         Officer (formerly, General Counsel, Secretary
                                                              and Clerk), IXIS Asset Management
                                                              Distributors, L.P. and IXIS Asset Management
                                                              Advisors, L.P.; Executive Vice President
                                                              (formerly, Senior Vice President, General
                                                              Counsel, Secretary and Clerk), IXIS Asset
                                                              Management Distribution Corporation; Director
                                                              (formerly, President, Chief Executive
                                                              Officer, General Counsel, Secretary and
                                                              Clerk), IXIS Asset Management Services
                                                              Company
-----------------------------------------------------------------------------------------------------------


* Each officer of the Trust serves for an indefinite term in accordance with its current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

** Each person listed above, except as noted, holds the same position(s) with the IXIS Advisor Funds and Loomis Sayles Funds Trusts. Previous positions during the past five years with IXIS Asset Management Distributors, L.P. (the "Distributor"), IXIS Advisors or Loomis Sayles are omitted, if not materially different from a trustee's or officer's current position with such entity.

Standing Board Committees

     The Trustees have delegated certain authority to two standing committees of the Trusts, the Audit Committee and Contract Review and Governance Committee.


     The Contract Review and Governance Committee of the Trusts consists solely of Independent Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser and the Trusts, and governance matters relating to the Trusts. During the fiscal year ended December 31, 2004 (January 31, 2005 for AEW Real Estate
Fund), this Committee held five meetings.

     The Contract Review and Governance Committee also makes nominations for independent trustee membership on the Board of Trustees when necessary and considers recommendations from shareholders of the Funds that are submitted in accordance with the procedures by which shareholders may communicate with the Board of Trustees. Pursuant to those procedures, shareholders must submit a recommendation for nomination in a signed writing addressed to the attention of the Board of Trustees, c/o Secretary of the Funds, IXIS Asset Management Advisors, L.P., 399 Boylston Street, Boston, MA 02116. This written communication must identify (i) be signed by the shareholder, (ii) include the name and address of the shareholder, (iii) identify the Fund(s) to which the communication relates, and (iv) identify the account number, class and number of shares held by the shareholder as of a recent date or the intermediary through which the shares are held. The recommendation must contain sufficient background information concerning the recommended trustee candidate to enable a proper judgment to be made as to the candidate's qualifications, which may include (i) the recommended candidate's knowledge of the mutual fund industry; (ii) any experience possessed by the recommended candidate as a director or senior officer of other public companies; (iii) the recommended candidate's educational background; (iv) the recommended candidate's reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the recommended candidate, and the extent to which such expertise would complement the Board's existing mix of skills and qualifications; (vi) the recommended candidate's perceived ability to contribute to the ongoing functions of the Board, including the recommended candidate's ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the recommended candidate's ability to qualify as an Independent Trustee for purposes of applicable regulations; and (viii) such other factors as the appropriate Board Committee may request in light of the existing composition of the Board and any anticipated vacancies or other transitions. The recommendation must be received in a timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). A recommendation for trustee nomination shall be kept on file and considered by the Board for six (6) months from the date of receipt, after which the recommendation shall be considered stale and discarded.

     The Audit Committee of the Trusts consists solely of Independent Trustees and considers matters relating to the scope and results of the Trusts' audits and serves as a forum in which the independent registered public accountants can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC and Treasury regulations as well as operational issues relating to the transfer agent and custodian. During the fiscal year ended December 31, 2004 (January 31, 2005 for AEW Real Estate Fund), this Committee held five meetings.


     The current membership of each Committee is as follows:

Audit Committee             Contract Review and Governance Committee
---------------             ----------------------------------------
Daniel M. Cain - Chairman   Kenneth J. Cowan - Chairman
Edward A. Benjamin          Graham T. Allison, Jr.
Sandra O. Moose             Paul G. Chenault
                            Richard Darman
                            John A. Shane


     The Committee on which Mr. Baker or Ms. Walker will serve if they are elected as Trustees of the Trusts has not been determined.

Trustee Fees

     The Trusts pay no compensation to its officers or its trustees who are Interested Trustees thereof.


     Each Independent Trustee receives, in the aggregate, a retainer fee at the annual rate of $50,000 and meeting attendance fees of $5,000 for each meeting of the Board of Trustees that he or she attends. The Co-Chairmen of the Board each receive an additional annual retainer fee of $25,000. Each committee chairman receives an additional retainer fee at the annual rate of $7,000. Each Committee member is compensated $3,750 per Committee meeting that he or she attends. These fees are allocated among the mutual fund portfolios in the IXIS Advisor Funds and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio. In addition, for oversight of the AEW Real Estate Income Fund, a closed-end fund advised by AEW Management and Advisors, L.P. and an affiliate of IXIS Advisors and Loomis Sayles, each Trustee receives a retainer fee at the annual rate of $2,000 and meeting attendance fees of $375 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $2,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $2,000 fee) at the annual rate of $1,000. The retainer fees for the AEW Real Estate Income Fund assume four Committee meetings per year. Each Trustee of the AEW Real Estate Income Fund is compensated $200 per Committee meeting that he or she attends in excess of four per year.


     Prior to July 1, 2004, each Independent Trustee received, in the aggregate, a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees that he or she attended. Each committee member received an additional retainer fee at the annual rate of $7,000. Furthermore, each committee chairman received an additional retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assumed four Committee meetings per year. Each Trustee was compensated $1,750 per Committee meeting that he or she attended in excess of four per year.

     During the fiscal year ended December 31, 2004 for IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II and IXIS Advisor Funds Trust III, the Trustees of the Trusts received the amounts set forth in the following table for serving as a trustee of the Trusts and for also serving as trustees of IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, AEW Real Estate Income Fund, Loomis Sayles Funds I and Loomis Sayles Funds II. The table also sets forth, as applicable, pension or retirement benefits accrued as part of fund expenses, as well as estimated annual retirement benefits and total compensation paid to Trustees by trusts in the IXIS Advisor and Loomis Sayles Funds Trusts:


---------------------------------------------------------------------------------------------------------------------------
                                                                                  Pension or
                           Aggregate                                              Retirement     Estimated
                         Compensation        Aggregate           Aggregate         Benefits       Annual          Total
                           from IXIS     Compensation from   Compensation from    Accrued as     Benefits     Compensation
                         Advisor Funds      IXIS Advisor        IXIS Advisor     Part of Fund      Upon         from the
                           Trust I*       Funds Trust II*     Funds Trust III*     Expenses     Retirement   Fund Complex+*
---------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
Graham T. Allison, Jr.      $20,959            $4,192              $3,407              $0            $0         $ 95,200
---------------------------------------------------------------------------------------------------------------------------
Edward A. Benjamin          $21,815            $4,362              $3,575              $0            $0         $ 99,150
---------------------------------------------------------------------------------------------------------------------------
Daniel M. Cain              $25,247            $5,058              $4,207              $0            $0         $115,185
---------------------------------------------------------------------------------------------------------------------------
Kenneth J. Cowan            $24,391            $4,888              $4,039              $0            $0         $111,235
---------------------------------------------------------------------------------------------------------------------------
Paul G. Chenault            $20,959            $4,192              $3,407              $0            $0         $ 95,200
---------------------------------------------------------------------------------------------------------------------------
Richard Darman              $19,824            $3,976              $3,254              $0            $0         $ 90,325
---------------------------------------------------------------------------------------------------------------------------
Sandra O. Moose             $21,815            $4,362              $3,575              $0            $0         $ 99,150
---------------------------------------------------------------------------------------------------------------------------
John A. Shane               $20,959            $4,192              $3,407              $0            $0         $ 95,200
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
Peter S. Voss#              $     0            $    0              $    0              $0            $0         $      0
---------------------------------------------------------------------------------------------------------------------------
John T. Hailer              $     0            $    0              $    0              $0            $0         $      0
---------------------------------------------------------------------------------------------------------------------------
Robert J. Blanding          $     0            $    0              $    0              $0            $0         $      0
---------------------------------------------------------------------------------------------------------------------------



*Amounts include payments deferred by trustees for the fiscal year ended December 31, 2004, with respect to the Trusts. The total amount of deferred compensation accrued for IXIS Advisor Funds Trust I as of December 31, 2004 for the Trustees is as follows: Allison ($794,354), Benjamin ($86,790), Cain ($174,383), Cowan ($151,833) and Darman ($257,361). The total amount of deferred compensation accrued for IXIS Advisor Funds Trust II as of December 31, 2004 for the Trustees is as follows: Allison ($142,500), Benjamin ($15,569), Cain ($31,283), Cowan ($27,237) and Darman ($46,168). The total amount of deferred compensation accrued for IXIS Advisor Funds Trust III as of December 31, 2004 for the Trustees is as follows: Allison ($21,590), Benjamin ($2,359), Cain ($4,740), Cowan ($4,127) and Darman ($6,995).

+ Total Compensation represents amounts paid during 2004 to a trustee for serving on the board of trustees of eight (8) trusts with a total of forty (40) funds as of December 31, 2004.


# Peter S. Voss resigned as a Trustee of the Trusts on August 20, 2004.

     During the fiscal year ended January 31, 2005 for IXIS Advisor Funds Trust IV, the Trustees of these Trusts received the amounts set forth in the following table for serving as trustees of the Trusts. The table also sets forth, as applicable, pension or retirement benefits accrued as part of fund expenses, as well as estimated annual retirement benefits and total compensation paid to Trustees by trusts in the IXIS Advisor and Loomis Sayles Funds Trusts:


-----------------------------------------------------------------------------------------------------
                                                Pension or
                             Aggregate          Retirement
                         Compensation from   Benefits Accrued   Estimated Annual         Total
                            IXIS Advisor      as Part of Fund     Benefits Upon     Compensation from
   Name of Trustee        Funds Trust IV*        Expenses          Retirement      the Fund Complex+*
-----------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------
Graham T. Allison, Jr.         $1,317               $0                  $0               $ 95,200
-----------------------------------------------------------------------------------------------------
Edward A. Benjamin             $1,376               $0                  $0               $ 99,150
-----------------------------------------------------------------------------------------------------
Daniel M. Cain                 $1,619               $0                  $0               $115,185
-----------------------------------------------------------------------------------------------------
Paul G. Chenault               $1,317               $0                  $0               $111,235
-----------------------------------------------------------------------------------------------------
Kenneth J. Cowan               $1,560               $0                  $0               $ 95,200
-----------------------------------------------------------------------------------------------------
Richard Darman                 $1,265               $0                  $0               $ 90,325
-----------------------------------------------------------------------------------------------------
Sandra O. Moose                $1,376               $0                  $0               $ 99,150
-----------------------------------------------------------------------------------------------------
John A. Shane                  $1,317               $0                  $0               $ 95,200
-----------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------
Peter S.  Voss#                $    0               $0                  $0               $      0
-----------------------------------------------------------------------------------------------------
John T.  Hailer                $    0               $0                  $0               $      0
-----------------------------------------------------------------------------------------------------
Robert J. Blanding             $    0               $0                  $0               $      0
-----------------------------------------------------------------------------------------------------



*Amounts include payments deferred by Trustees for the calendar year ended December 31, 2004, with respect to the Trusts. The total amount of deferred compensation accrued for IXIS Advisor Funds Trust IV as of December 31, 2004 for the Trustees is as follows: Allison ($8,796), Benjamin ($961), Cain ($1,931), Cowan ($1,681) and Darman ($2,850).


**Amounts include amounts held through the deferred compensation plan.

+ Total Compensation represents amounts paid for the fiscal year ended January 31, 2005 to a trustee for serving on the board of trustees of eight (8) trusts with a total of forty-one (41) funds.

# Peter S. Voss resigned as a Trustee of the Trusts on August 20, 2004.

     The Funds do not provide pension or retirement benefits to trustees, but have adopted a deferred payment arrangement under which each trustee may elect not to receive fees from the Funds on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a Fund or Funds selected by the trustee on the normal payment date for such fees. As a result of this arrangement, each Trust, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the Fund(s) selected by the Trustees.


     As of April 11, 2005, the officers and trustees of the Trusts collectively owned less than 1% of the then outstanding shares of of each Fund and each Trust except AEW Real Estate Fund. The officers and trustees of the Trusts collectively owned 1.57% of Class C shares of the AEW Real Estate Fund.


     As of December 31, 2004, the trustees had the following ownership in the
Funds:

Independent Trustees


                                          Graham T.                                         Kenneth              Sandra
Dollar Range of Equity Securities in      Allison,    Edward A.    Daniel      Paul G.      J.        Richard    O.        John A.
the Fund*                                 Jr.**       Benjamin**   M. Cain**   Chenault**   Cowan**   Darman**   Moose**   Shane**
---------------------------------------   ---------   ----------   ---------   ----------   -------   --------   -------   -------
U.S. Diversified Portfolio                    E           A            A           A            C         E          E         A
Value Fund                                    A           A            A           A            B         A          A         A
Targeted Equity Fund                          E           A            A           A            C         E          A         A
International Fund                            A           A            A           A            B         E          A         A
Small Cap Value Fund                          A           A            E           A            B         A          A         A
Large Cap Value Fund                          A           A            A           A            C         A          A         A
Focused Value Fund                            A           C            A           A            C         A          A         A
AEW Real Estate Fund                          E           A            A           A            B         A          A         E
Capital Growth Fund                           A           A            A           A            B         A          A         A
Equity Diversified Portfolio                 N/A         N/A          N/A         N/A          N/A       N/A        N/A       N/A
Moderate Diversified Portfolio                A           A            A           A            A         A          A         A

Aggregate Dollar Range of Equity              E           E            E           E            E         E          E         E
Securities in All Registered Investment
Companies Overseen by Trustee in the
Family of Investment Companies


* A. None
  B. $1 - 10,000
  C. $10,001 - $50,000
  D. $50,001 - $100,000
  E. over $100,000


**Amounts include notional investment amounts made under the deferred compensation plan.


Interested Trustees


Dollar Range of Equity
Securities in the Fund*                      Robert J. Blanding   John T. Hailer
-----------------------                      ------------------   --------------
U.S. Diversified Portfolio                           A                  A
Value Fund                                           A                  A
Targeted Equity Fund                                 A                  A
International Fund                                   A                  A
Small Cap Value Fund                                 A                  A
Large Cap Value Fund                                 A                  A
Focused Value Fund                                   A                  A
AEW Real Estate Fund                                 A                  A
Capital Growth Fund                                  A                  A
Equity Diversified Portfolio                        N/A                N/A
Moderate Diversified Portfolio                       A                  A

Aggregate Dollar Range of Equity                     E                  E
Securities in All Registered Investment
Companies Overseen by Trustee in the
Family of Investment Companies


*A. None
 B. $1 - 10,000
 C. $10,001 - $50,000
 D. $50,001 - $100,000
 E. over $100,000

Advisory and Subadvisory Agreements

     Each Fund's advisory agreement with IXIS Advisors (with AEW Management and Advisors, L.P. ("AEW") in the case of the AEW Real Estate Fund, and with Capital Growth Management Limited Partnership ("CGM") in the case of Targeted Equity
Fund), provides that the adviser will furnish or pay the expenses of the applicable Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services. The adviser is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage each Fund's assets in accordance with its investment objectives and policies.

     Each Fund pays all expenses not borne by its adviser or subadviser(s) including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent registered public accountants and legal counsel for the Fund and the Trusts' Independent Trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the Fund's adviser, subadviser(s) or their affiliates, other than affiliated registered investment companies. In the case of Funds with Class Y shares, certain expenses may be allocated differently among the Fund's Classes A, B and C shares, on the one hand, and Class Y shares on the other hand. (See "Description of the Trusts and Ownership of Shares.")

     Each Fund's advisory agreement and, where applicable, each Fund's subadvisory agreement(s), provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II and IXIS Advisor Funds Trust III have received an exemptive order from the SEC that permits IXIS Advisors to amend existing subadvisory agreements, where applicable, when approved by the relevant Fund's Board of Trustees, without shareholder approval. The exemption also permits IXIS Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with IXIS Advisors without obtaining shareholder approval, if approved by the relevant Trust's Board of Trustees. Before any IXIS Advisor Fund can begin to rely on the exemptions described above, a majority of the shareholders of the Fund must approve the ability of the Fund to rely on the exemptive order. Certain IXIS Advisor Funds have already received shareholder approval to rely on the exemptive order. Shareholders will be notified of any subadviser changes.

     Each advisory and subadvisory agreement may be terminated without penalty by vote of the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund, upon 60 days' written notice, or by the Fund's adviser upon 90 days' written notice, and each terminates automatically in the event of its assignment (as defined in the 1940
Act). Each subadvisory agreement also may be terminated by the subadviser upon 90 days' notice and automatically terminates upon termination of the related advisory agreement.

     Each advisory and subadvisory agreement provides that the adviser or subadviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

     With respect to all Funds, except the AEW Real Estate Fund and the CGM Advisor Targeted Equity Fund, IXIS Advisors oversees the portfolio management services provided to the Funds by each of the subadvisers and provides certain administrative services. Subject to the review of the Board of Trustees, IXIS Advisors monitors each subadviser to assure that the subadviser is managing a Fund's assets consistently with the Fund's investment objective and restrictions and applicable laws and guidelines, including, but not limited to, compliance with the diversification requirements set forth in the 1940 Act and Subchapter M of the Code. In addition, IXIS Advisors also provides subadvised Funds with administrative services which include, among other things, day-to-day administration of matters related to the Fund's existence, maintenance of its records, preparation of reports and assistance in the preparation of the Fund's registration statement under federal and state laws. In addition, IXIS Advisors does not determine what investments will be purchased or sold for any Fund. Because each subadviser manages its portfolio independently from the others, the same security may be held in two or more different Funds

(or segments of U.S. Diversified Portfolio or Value Fund or disciplines of Moderate Diversified Portfolio or Equity Diversified Portfolio) or may be acquired for one Fund (or segments of U.S. Diversified Portfolio or Value Fund or disciplines of Moderate Diversified Portfolio or Equity Diversified Portfolio) at a time when the subadviser of another Fund (or segment or discipline) deems it appropriate to dispose of the security from that other Fund (or segment or discipline). Similarly, under some market conditions, one or more of the subadvisers may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another subadviser or subadvisers believe continued exposure to the broader securities is appropriate. Because each subadviser directs the trading for its segment(s) or discipline(s) of U.S. Diversified Portfolio, Value Fund, Moderate Diversified Portfolio or Equity Diversified Portfolio, and does not aggregate its transactions with those of the other subadvisers, the Fund or Portfolio may incur higher brokerage costs than would be the case if a single adviser or subadviser were managing the entire Fund.

     IXIS Advisors may terminate any subadvisory agreement without shareholder approval. In such case, IXIS Advisors will either enter into an agreement with another subadviser to manage the Fund (or segment of the U.S. Diversified Portfolio or Value Fund or discipline of the Moderate Diversified Portfolio or Equity Diversified Portfolio) or allocate the segment's or discipline's assets among the other segments or disciplines of the Fund.


Board Approval of the Existing Advisory and Subadvisory Agreements

     The Board of Trustees, including the Independent Trustees, considers matters bearing on each Fund's advisory and subadvisory agreements at most of its meetings throughout the year. While the full Board of Trustees or the Independent Trustees, as appropriate, act on all major matters, a significant portion of the activities of the Board of Trustees is conducted through committees. The Independent Trustees meet frequently in executive session and are advised by independent legal counsel selected by the Independent Trustees. The advisory and subadvisory agreements of the Funds are reviewed each year by the Board of Trustees to determine whether the agreements should be renewed for an additional one-year period. Renewal of the agreements requires the majority vote of the Board of Trustees, including a majority of the Independent Trustees. The Board of Trustees consists of a majority of Independent Trustees.

     In connection with their meetings, the trustees receive materials specifically relating to the existing advisory and subadvisory agreements. These materials generally include, among other items (i) information on the investment performance of the Funds, a peer group of funds and an appropriate index or combination of indices, (ii) sales and redemption data in respect of the Funds, and (iii) the economic outlook and the general investment outlook in the markets in which the Funds invest. The Board of Trustees, including the Independent Trustees, may also consider other material facts such as (1) the adviser's and/or subadviser's results and financial condition, (2) each Fund's investment objective and strategies and the size, education and experience of the advisers' and subadvisers' investment staff and their use of technology, external research and trading cost measurement tools, (3) arrangements in respect of the distribution of the Funds' shares, (4) the procedures employed to determine the value of the Funds' assets, (5) the allocation of the Funds' brokerage, if any, including allocations to brokers affiliated with the adviser or subadviser and the use of "soft" commission dollars to pay Fund expenses and to pay for research and other similar services, (6) the resources devoted to, and the record of compliance with, the Funds' investment policies and restrictions and policies on personal securities transactions, and (7) when applicable, the contractual fee waivers and expense reimbursements agreed to by the advisers and/or subadvisers.


     The Board of Trustees most recently approved the renewal of the Trusts' advisory and subadvisory agreements at their meeting held in June 2004 (and a new advisory agreement for Targeted Equity Fund in August 2004 and the initial advisory and subadvisory agreements for Equity Diversified Portfolio in November
2004). In considering the advisory and subadvisory agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the advisory and subadvisory agreements included the following:


          . the benefits to shareholders of investing in a fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services.

          . whether each Fund has operated in accordance with its investment objective and its record of compliance with its investment restrictions. They also reviewed each Fund's investment performance as well as each Fund's performance relative to a peer group of mutual funds and to the performance of an appropriate index or combination of indices.

          . the nature, quality, cost and extent of administrative and shareholder services performed by the advisers, subadvisers and affiliated companies, under the existing advisory and subadvisory agreements and under separate agreements covering transfer agency functions and administrative services.

          . each Fund's expense ratio and expense ratios of a peer group of funds. They also considered the contractual expense limitations and the financial impact on the advisers and subadvisers relating to such limitations and the amount and nature of fees paid by shareholders. The information on advisory and subadvisory fees and expense ratios, as well as performance data, included both information compiled by the adviser and information compiled by an independent data service. For these purposes, the Trustees took into account not only the fees paid by the Fund, but also so-called "fallout benefits" to the adviser or subadviser, such as the engagement of affiliates of the adviser or subadviser to provide distribution, brokerage and transfer agency services to the Fund, and the benefits of research made available to the adviser or subadviser by reason of brokerage commissions generated by the Fund's securities transactions. In evaluating each Fund's advisory and subadvisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund.

          . the level of the advisers' and subadvisers' profits in respect of the management of the Funds. The Trustees considered the profits realized by the advisers and subadvisers in connection with the operation of each Fund.

          . whether there have been economies of scale in respect of the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.

     Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing advisory fee structures are fair and reasonable, and that the existing advisory and subadvisory agreements should be continued through June 30, 2005 and for two years since execution for Equity Diversified Portfolio (1/31/05) and Moderate Diversified Portfolio (7/14/04).

Information About the Organization and Ownership of the Advisers and Subadvisers of the Funds

     IXIS Asset Management Advisors, L.P. ("IXIS Advisors"), formed in 1995, is a limited partnership whose sole general partner, IXIS Asset Management Distribution Corporation ("IXIS Distribution Corporation"), is a wholly-owned subsidiary of IXIS Asset Management Holdings, LLC ("IXIS Holdings"), which in turn is a wholly-owned subsidiary of IXIS Asset Management North America, L.P. ("IXIS Asset Management North America"). IXIS Distribution Corporation is also the sole general partner of the Distributor and the sole shareholder of IXIS Asset Management Services Company ("IXIS Services"), the transfer and dividend disbursing agent of the Funds. IXIS Asset Management North America owns the entire limited partnership interest in each of IXIS Advisors and the Distributor.


     IXIS Asset Management North America is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned principally, directly or indirectly, by three large affiliated French financial services entities: the Caisse des Depots et Consignations ("CDC"), a public sector financial institution created by the French government in 1816; the Caisse Nationale des Caisses d'Epargne, a financial institution owned by CDC and by French regional savings banks known as the Caisses d'Epargne; and by CNP Assurances, a large French life insurance company. The registered address of CNP Assurances is 4, place Raoul Dautry, 75015 Paris, France. The registered address Caisse Nationale des Caisses d'Epargne is 5, rue Masseran, 75007 Paris, France. The registered office of CDC is 56, rue de Lille, 75007 Paris, France.

     The 15 principal subsidiary or affiliated asset management firms of IXIS Asset Management North America collectively had approximately $182 billion in assets under management or administration as of December 31, 2004.


     AEW Management and Advisors, L.P. ("AEW") is a registered investment adviser whose origins date back to 1981. AEW is a limited partnership that is a controlled affiliate of AEW Capital Management, L.P., which in turn is a wholly-owned subsidiary of IXIS Holdings. IXIS Asset Management North America owns the entire limited partnership interest in AEW. AEW is the adviser of the AEW Real Estate Fund.


     Capital Growth Management Limited Partnership ("CGM") is a limited partnership whose sole general partner, Kenbob, Inc., is a corporation controlled by G. Kenneth Heebner. IXIS Asset Management North America owns a majority limited partnership interest in CGM. In addition to advising IXIS Advisor Funds, CGM acts as investment adviser of CGM Capital Development Fund and CGM Trust and also provides investment advice to other institutional and individual clients.


     Fund Asset Management, L.P., doing business as Mercury Advisors ("Mercury Advisors"), was established in 1976 in order to provide investment management services for institutions and mutual funds. Mercury Advisors is affiliated with Merrill Lynch Investment Managers ("MLIM"). Mercury Advisors is a limited partnership and is an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc.

     Hansberger Global Investors, Inc. ("Hansberger") was formed in 1994 and is a wholly-owned subsidiary of Hansberger Group, Inc., which is controlled by Mr. Thomas L. Hansberger. IXIS Asset Management North America also holds an equity interest in Hansberger Group, Inc. Hansberger specializes in global investing, managing separate portfolios and providing advisory and subadvisory services to mutual funds.


     Harris Associates L.P. ("Harris Associates") was organized in 1995 to succeed to the business of a predecessor limited partnership also named Harris Associates L.P., which together with its predecessor had advised and managed mutual funds since 1976. Harris Associates is a limited partnership whose sole general partner is Harris Associates Inc., a wholly-owned subsidiary of IXIS Holdings. IXIS Asset Management North America owns the entire limited partnership interest in Harris Associates. Harris Associates also serves as investment adviser to individuals, trusts, retirement plans, endowments and foundations, and manages two private partnerships.


     Loomis, Sayles & Company, L.P. ("Loomis Sayles") was organized in 1926 and is one of the oldest investment management firms in the country. An important feature of the Loomis Sayles investment approach is its emphasis on investment research. Recommendations and reports of the Loomis Sayles research department are circulated throughout the Loomis Sayles organization and are available to the individuals in the Loomis Sayles organization who are responsible for making investment decisions for the Funds' portfolios as well as numerous other institutional and individual clients to which Loomis Sayles provides investment advice. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is a wholly-owned subsidiary of IXIS Holdings. IXIS Asset Management North America owns the entire limited partnership interest in Loomis Sayles.


     Reich & Tang Asset Management, LLC ("Reich & Tang") is a registered investment adviser founded in 1970 to provide discretionary management of equity portfolios. Reich & Tang has two divisions, each operating independently from one another: Capital Management Group, which specializes in small- and mid-cap equity and global fixed income management, and the Funds Group, which manages institutional money market mutual funds. IXIS Asset Management North America is the managing member and owner of a 99.5% membership interest in Reich & Tang, a limited liability company. IXIS Holdings is the owner of the remaining 0.5% membership interest in Reich & Tang.


     Vaughan Nelson Investment Management, L.P. ("Vaughan Nelson") was formed in 1970 and provides investment advisory services to foundations, university endowments, corporate retirement plans and individuals. Vaughan Nelson is a limited partnership whose sole general partner, Vaughan Nelson Investment Management, Inc., is a wholly-owned subsidiary of IXIS Holdings. IXIS Asset Management North America owns the entire limited partnership interest in Vaughan Nelson.

     Westpeak Global Advisors, L.P. ("Westpeak"), organized in 1991, provides investment management services to institutional clients. Westpeak is a limited partnership whose sole general partner, Westpeak Investment Advisors, Inc., is a wholly-owned subsidiary of IXIS Holdings. IXIS Asset Management North America owns the entire limited partnership interest in Westpeak.

Allocation of Investment Opportunity Among Funds and Other Investors Managed by Advisers and Subadvisers; Cross Relationships of Officers and Trustees

     AEW Certain officers of AEW have responsibility for the management of other client portfolios. The other clients served by AEW sometimes invest in securities in which its advised/subadvised Funds also invest. If the Fund and such other clients advised by AEW desire to buy or sell the same portfolio securities at about the same time, purchases and sales will be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities that the Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Fund.


     CGM The other investment companies and clients served by CGM sometimes invest in securities in which the Targeted Equity Fund also invests. If the Fund and such other investment companies or clients advised by CGM desire to buy or sell the same portfolio securities at the same time, purchases and sales will be allocated to the extent practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities that the Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Fund.


     Hansberger Hansberger places portfolio transactions for other advisory accounts, including other mutual funds managed by Hansberger. Research services furnished by firms through which its subadvised Funds effect their securities transactions may be used by Hansberger in servicing all of its accounts; not all of such services may be used by Hansberger in connection with its subadvised Funds. In the opinion of Hansberger, it is not possible to measure separately the benefits from research services to each of the accounts (including its subadvised Funds) managed by Hansberger. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, in the opinion of Hansberger, such costs to its subadvised Funds will not be disproportionate to the benefits received by it on a continuing basis. If purchase or sale of securities consistent with the investment policies of the subadvised Funds and one or more of these other clients served by Hansberger is considered at or about the same time, transactions in such securities will be allocated among its subadvised Funds and such other clients pursuant to guidelines deemed fair and reasonable by Hansberger. Generally, under those guidelines, its subadvised Funds and other participating clients will be allocated securities on a prorated basis.

     Harris Associates Certain officers and employees of Harris Associates have responsibility for portfolio management of other advisory accounts and clients (including other registered investment companies and accounts of affiliates of Harris Associates) that may invest in securities in which its subadvised Funds may invest. Where Harris Associates determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Harris Associates to the participating accounts. In situations in which advisory accounts have competing interests in a limited investment opportunity, Harris Associates will allocate investment opportunities based on numerous considerations, including the time the competing accounts have had funds available for investment, the amounts of available funds, an account's cash requirements and the time the competing accounts have had investments available for sale. It is Harris Associates' policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients. It is believed that the ability of the subadvised Funds to participate in larger volume transactions in this manner will in some cases produce better executions for these Funds. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to these Funds or the price at which a security may be sold.

     Loomis Sayles Loomis Sayles has organized its business into three investment groups: The Fixed Income Group, The Equity Group and The Investment Counseling Group. The Fixed Income Group and the Equity Group make investment decisions for the Funds managed by Loomis Sayles. The groups make investment decisions independently of one another. These groups also have responsibility for the management of other client portfolios.

The other investment companies and clients served by Loomis Sayles' investment platforms sometimes invest in securities in which the Funds (or segments thereof) advised or subadvised by Loomis Sayles also invest. If one of these Funds and such other clients advised or subadvised by the same investment group of Loomis Sayles desire to buy or sell the same portfolio securities at or about the same time, the respective group allocates purchases and sales, to the extent practicable, on a pro rata basis in proportion to the amount desired to be purchased or sold for each Fund or client advised or subadvised by that investment group. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which each of the Funds purchases or sells. In other cases, however, it is believed that these practices may benefit the relevant Fund.

     Mercury Advisors Because of different objectives or other factors, a particular security may be bought for one or more clients of Mercury Advisors or an affiliate (including Merrill Lynch) when one or more clients of Mercury Advisors or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve its subadvisee or other clients or funds for which Mercury Advisors or an affiliate acts as manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of Mercury Advisors or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.


     Reich & Tang Certain officers and employees of Reich & Tang have responsibility for portfolio management of other advisory accounts and clients of Reich & Tang (including other registered investment companies and accounts of affiliates of Reich & Tang) that may invest in securities in which any of its subadvised Funds or segments also invest. If Reich & Tang determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Reich & Tang to the participating accounts. Where advisory accounts have competing interests in a limited investment opportunity, it may be appropriate to buy or sell the security on behalf of more than one client account over a period of time. For example, if Reich & Tang is buying a small capitalization and relatively illiquid security for more than one client account, Reich & Tang may wish to fill the order over a period of days or even weeks. In such instances, although it may not be possible to aggregate orders to be entered for all of Reich & Tang clients', Reich & Tang must allocate the clients' orders on an equitable basis. It is believed that the ability of the Portfolio to participate in larger volume transactions in this manner will in some cases produce better executions for the Portfolio. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to the Portfolio or the price at which a security may be sold. The trustees are of the view that the benefits of retaining Reich & Tang as subadviser to the Equity Diversified Portfolio and Moderate Diversified Portfolio outweigh the disadvantages, if any, that may result from participating in such transactions.


     Vaughan Nelson In addition to managing its Funds, Vaughan Nelson serves as investment adviser to foundations, university endowments and corporate retirement and family/individual core funds. Portfolio transactions for each client account are either completed independently, or, when decisions are made to purchase or sell the same securities for a number of client accounts simultaneously, through a "blocked order". Investments decisions are typically implemented across all accounts managed. Blocked orders are averaged as to the price and are generally allocated on a pro rata basis based upon the actual purchase or sell orders placed for each security. Block orders are undertaken when possible to facilitate best execution, as well as for the purpose of negotiating more favorable brokerage commissions.

     Westpeak. Westpeak has responsibility for portfolio management for other clients (including affiliates of Westpeak), some of which may invest in securities in which any of its subadvised Funds or segments also may invest. When these Funds, segments, and other clients desire to purchase or sell the same security at or about the same time, the purchase and sale orders may be placed and confirmed separately or may be combined to the extent practicable and allocated as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold for each (or if filled over the course of more than one day, allocated randomly using algorithms generated by its trade order management system). It is believed that the ability of those clients to participate in larger volume transactions will in some cases produce better executions for these subadvised Funds or segments. However, in some cases this procedure could have a detrimental effect on the price and amount of a security available to the Funds or segments, or the price at which a security may be sold.


Description Of the Multi-Adviser Approach of U.S. Diversified Portfolio and Value Fund

     IXIS Advisors believes that the multi-adviser approach to equity investing offers a different investment opportunity than funds managed by a single adviser using a single style. IXIS Advisors believes that assigning portfolio management responsibility for a Fund to several subadvisers, whose varying management styles have resulted in records of success, may increase the likelihood that the Fund may produce superior results for its shareholders, with less variability of return and less risk of persistent under-performance than a fund managed by a single adviser. Of course, there is no assurance that a Fund will in fact achieve superior or less variable results over any period of time.


     On a daily basis, capital activity will be allocated equally by IXIS Advisors among the segments of each multi-segment fund. However, IXIS Advisors may, subject to review of the applicable Trust's Board of Trustees, allocate net investment capital differently among any of the subadvisers. This action may be necessary if, for example, a subadviser determines that it desires no additional investment capital. Similarly, because each segment of each Fund will perform differently from the other segments of the Fund depending upon the investments it holds and changing market conditions, one segment may be larger or smaller at various times than other segments.


     The Board of Trustees of the Trusts has adopted asset allocation guidelines for the multi-segment Funds to ensure that no segment of any fund becomes too large or too small relative to the other segments of that fund due to performance, market conditions or other factors. IXIS Advisors will generally monitor the asset allocation of the various funds' segments on a monthly basis and when any one segment rises above or falls below the measures stated in the guidelines, action will generally be taken to reallocate cash flow away or towards a specific segment. IXIS Advisors may, subject to the review of the Board of Trustees of the Trusts, allocate net investment capital differently among any of the subadvisers.

Description Of the Multi-Adviser Approach of Equity Diversified Portfolio and Moderate Diversified Portfolio


     As stated in their Prospectus, the Equity Diversified Portfolio and Moderate Diversified Portfolio are intended to offer investors access to diversified portfolios of complementary investment disciplines from specialized money managers ("subadvisers") through investment in a single mutual fund. The Equity Diversified Portfolio consists of a well-diversified asset allocation of equity securities. The Equity Diversified Portfolio's equity disciplines feature U.S. growth and value as well as international investments. The Moderate Diversified Portfolio combines both equity and fixed income disciplines. The Moderate Diversified Portfolio's equity disciplines feature U.S. growth and value as well as international investments. The Moderate Diversified Portfolio's fixed income discipline features U.S. investment grade fixed income securities. IXIS Advisors believes that by diversifying across asset classes and styles in a single portfolio, investors may experience more consistent, positive returns with less volatility than a fund managed in a single asset class or style. There is no assurance that a Portfolio will achieve positive results over any period of time.

     Subject to allocation policies adopted by the Board of Trustees, IXIS Advisors generally allocates capital invested in the Equity Diversified Portfolio among its four disciplines and in the Moderate Diversified Portfolio among its five disciplines according to the respective target allocations set forth in the principal investment strategies of the Prospectus. These allocations are subject to change. Each subadviser manages its discipline(s) of the Equity Diversified Portfolio's and Moderate Diversified Portfolio's assets in accordance with its distinct investment style and strategy.

     IXIS Advisors will monitor the relative sizes of the disciplines and will allocate cash flow towards or away from a particular investment discipline when any one investment discipline of a Portfolio is below a specified minimum allocation or above a specified maximum allocation. When a discipline's percentage of the Portfolio exceeds the maximum or minimum allocation set forth in its Prospectus, IXIS Advisors will reallocate capital away from or towards one or more disciplines in order to bring the segment back towards its target allocation. Subject to the approval by the Board of Trustees, IXIS Advisors may revise a Portfolio's target allocations from time to time. In addition, the Portfolios' target allocations will vary and may not always be met.


Distribution Agreements and Rule 12b-1 Plans

     Under a separate agreement with each Fund, the Distributor serves as the principal distributor of each class of shares of the Funds. The Distributor's principal business address is 399 Boylston Street, Boston, Massachusetts

02116. Under these agreements (the "Distribution Agreements"), the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Funds available through advertising and other means and the cost of printing and mailing Prospectuses to persons other than shareholders. Each Fund pays the cost of registering and qualifying its shares under state and federal securities laws and distributing Prospectuses to existing shareholders.

     The Distributor is compensated under each agreement through receipt of the sales charges on Class A and Class C shares described below under "Net Asset Value and Public Offering Price" and is paid by the Funds the service and distribution fees described in the applicable Prospectus. The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A and Class C shares of each Fund to investment dealers from time to time. The SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of a Fund's shares.


     Each Fund has adopted Rule 12b-1 plans (the "Plans") for its Classes A, B and C shares which, among other things, permit it to pay the Distributor monthly fees out of its net assets. These fees consist of a service fee and a distribution fee. Any such fees that are paid by a distributor to securities dealers are known as "trail commissions." Pursuant to Rule 12b-1 under the 1940 Act, each Plan was approved by the shareholders of each Fund, and (together with the related Distribution Agreement) by the Board of Trustees, including a majority of the Independent Trustees of the relevant Trust. (Note that not all Funds offer Class B shares.)


     Under the Plans, each Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of the Fund's average daily net assets attributable to the Classes A, B and C shares. In the case of the Class B shares, the Distributor pays investment dealers the first year's service fee at the time of sale, in the amount of up to 0.25% of the amount invested. In the case of Class C shares, the Distributor retains the first year's service fee of 0.25% assessed against such shares. For Class A and, after the first year, for Class B and Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts. This service fee will accrue to securities dealers of record immediately with respect to reinvested income dividends and capital gain distributions of the Fund's Class A and Class B shares.

     The service fee on Class A shares may be paid only to reimburse the Distributor for expenses of providing personal services to investors, including, but not limited to, (i) expenses (including overhead expenses) of the Distributor for providing personal services to investors in connection with the maintenance of shareholder accounts and (ii) payments made by the Distributor to any securities dealer or other organization (including, but not limited to, any affiliate of the Distributor) with which the Distributor has entered into a written agreement for this purpose, for providing personal services to investors and/or the maintenance of shareholder accounts, which payments to any such organization may be in amounts in excess of the cost incurred by such organization in connection therewith.


     Each Fund's Class B and Class C shares also pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average net assets of the respective Fund's Class B and Class C shares. The Distributor retains the 0.75% distribution fee assessed against both Class B and Class C shares during the first year of investment. After the first year for Class B shares, the Distributor retains the annual distribution fee as compensation for its services as distributor of such shares. After the first year for Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, as distribution fees in connection with the sale of the Fund's shares on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer. As noted in the prospectus, Class B shares automatically convert into Class A shares after 8 years. This conversion from Class B to Class A shares occurs once per month for all Class B shares that reach their eighth year over the course of that particular month. As stated in the prospectus, investors will not be permitted to purchase $100,000 or more of Class B shares as a single investment per account. There is an exception to this restriction with respect to the omnibus account in Class B shares of Merrill, Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"). With respect to this exception, Merrill Lynch has represented that it has policies in place that prohibit individual purchases in Class B shares by Merrill Lynch's clients of $100,000 or more and that Merrill Lynch has processes in place to monitor and enforce this limitation with respect to its clients. In addition, Merrill Lynch has represented that it will only accept purchases of Class B shares by Merrill Lynch clients whose households' total Class B share assets (including the purchase) within the IXIS Advisor Funds family total less than $100,000. As stated in the prospectus, investors will not be permitted to purchase $1,000,000 or more of

Class C shares as a single investment per account.


     Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the relevant Fund. Each Plan may be amended by vote of the relevant trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the relevant Fund requires approval by vote of the holders of a majority of such shares outstanding. The Trusts' trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are Independent Trustees of the relevant Trust shall be committed to the discretion of such Trustees.

     Fees paid by Class A, Class B or Class C shares of any Fund may indirectly support sales and servicing efforts relating to shares of the other series of the IXIS Advisor Funds Trusts or the Loomis Sayles Funds Trusts. In reporting its expenses to the trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund's shares, and allocates other expenses among the relevant Funds based on their relative net assets. Expenses allocated to each Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class.

     The Distributor has entered into selling agreements with investment dealers, including affiliates of the Distributor, for the sale of the Funds' shares. The Distributor may, at its expense, pay an amount not to exceed 0.50% of the amount invested to dealers who have selling agreements with the Distributor. Class Y shares of the Funds may be offered by registered representatives of certain affiliates who are also employees of IXIS Asset Management North America and may receive compensation from each Fund's adviser or subadviser with respect to sales of Class Y shares. (Note that certain Funds do not currently offer Class Y shares.)

     The Distribution Agreement for any Fund may be terminated at any time on 60 days' written notice without payment of any penalty by the Distributor or by vote of a majority of the outstanding voting securities of the relevant Fund or by vote of a majority of the Independent Trustees.

     The Distribution Agreements and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of a Fund (or the relevant class, in the case of the Plans).

     With the exception of the Distributor, its direct and indirect parent companies and those Trustees that are not Independent Trustees, no interested person of the Trusts or any trustee of the Trusts had any direct or indirect financial interest in the operation of the Plans or any related agreement. Benefits to the Funds and their shareholders resulting from the Plans are believed to include (1) enhanced shareholder service, (2) asset retention and
(3) enhanced portfolio management opportunities and bargaining position with third party service providers and economies of scale arising from having asset levels higher than they would be if the plans were not in place.

     The Distributor controls the words "IXIS Advisor" in the names of the Trusts and the Funds and if it should cease to be the principal distributor of such Funds' shares, the Trusts or the affected Fund may be required to change their names and delete these words or letters. The Distributor also acts as principal distributor for IXIS Advisor Cash Management Trust, Loomis Sayles Funds I and Loomis Sayles Funds II (except Class J shares of the Loomis Sayles Investment Grade Bond Fund). The address of the Distributor is 399 Boylston Street, Boston, Massachusetts, 02116.

     The portion of the various fees and expenses for Classes A, B and, with respect to certain Funds, C shares that are paid (reallowed) to securities dealers are shown below.




------------------------------------------------------------------------------------------------------------------------
                                  Maximum                 Maximum                Maximum                   Maximum
                             Sales Charge Paid         Reallowance or           First Year               First Year
                                by Investors             Commission            Service Fee              Compensation
Investment                 (% of offering price)   (% of offering price)   (% of net investment)   (% of offering price)
------------------------------------------------------------------------------------------------------------------------
Less than $50,000*                 5.75%                   5.00%                  0.25%                     5.25%
$50,000 -  $99,999                 4.50%                   4.00%                  0.25%                     4.25%
$100,000 - $249,999                3.50%                   3.00%                  0.25%                     3.25%

$250,000 - $499,999                2.50%                   2.15%                  0.25%                     2.40%
$500,000 - $999,999                2.00%                   1.70%                  0.25%                     1.95%

Investments of $1 million
or more First $3 million            none                   1.00%(1)               0.25%                     1.25%
Excess over $3 million              none                   0.50%(1)               0.25%                     0.75%
Investments with no Sales
   Charge (2)                       None                   0.00%                  0.25%                     0.25%

* (Targeted Equity Fund only) For accounts established prior to February 28, 1997 having a total investment value of between (and including) $25,000 and $49,000, a reduced sales charge of 5.50% of the offering price (or 5.82% of the net amount invested), with a dealer's concession of 4.25% as a percentage of offering price, will be charged on the sale of additional Class A shares of Targeted Equity Fund if the total investment value of Targeted Equity Fund account after such sale is between (and including) $25,000 and $49,000.

(1) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.

(2) Refers to any investments made by investors not subject to a sales charge as described in the Prospectuses for Classes A, B and C shares of the Equity Funds and Diversified Portfolios under the section "How Sales Charges Are Calculated."

     The Class B and Class C service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B and Class C shares of the Equity Funds and Diversified Portfolios that are paid to securities dealers are shown below:

------------------------------------------------------------------------------------------------------------------------
                                   Maximum
                              Front-End Sales             Maximum                 Maximum                 Maximum
                               Charge Paid by         Reallowance or            First Year              First Year
                                  Investors             Commission              Service Fee            Compensation
Investment                 (% of offering price)   (% of offering price)   (% of net investment)   (% of offering price)
------------------------------------------------------------------------------------------------------------------------
All amounts for Class B             none                  3.75%                     0.25%                 4.00%
All amounts for Class C             none                  1.00%                     0.00%                 1.00%


(1) Refers to any investments made by investors not subject to a sales charge as described in the Prospectus for Classes A, B and C shares of the Equity Funds and Diversified Portfolios under the section "How Sales Charges Are Calculated."






     Each transaction receives the net asset value next determined after an order is received on sales of each class of shares. The sales charge is allocated between the investment dealer and the Distributor. The Distributor receives the contingent deferred sales charge (the "CDSC"). Proceeds from the CDSC on Class A and C shares are paid to the Distributor and are used by the Distributor to defray the expenses for services the Distributor provides the Trusts. Proceeds from the CDSC on Class B shares are paid to the Distributor and are remitted to SG Constellation LLC to compensate SG Constellation LLC for financing the sale of Class B shares pursuant to certain Class B financing and servicing agreements between the Distributor and SG Constellation LLC. The Distributor may, at its discretion, pay (reallow) the entire sales charge imposed on the sale of Class A shares to investment dealers from time to time. For Funds subject to a redemption fee, such fees are paid to the Fund.


     For new amounts invested at net asset value by an eligible governmental authority, the Distributor may, at its expense, pay investment dealers a commission of 0.025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any other IXIS Advisor Fund or if the account is registered in street name.


     The Distributor, IXIS Advisors and their affiliates may out of their own resources make additional payments to dealers who sell shares of the Funds. These payments may include: (i) full reallowance of the sales charge of Class A shares, (ii) additional compensation with respect to the sale and/or servicing of Class A, B and C shares, (iii) payments based upon factors such as the length of time the assets of a dealer's clients have been invested in the Funds and the levels of those clients' assets and (iv) financial assistance programs to firms who sell or arrange for the sale of Fund shares including, but not limited to, remuneration for: marketing and sales fees, expenses related to advertising or promotional activity and events, and shareholder record keeping or miscellaneous administrative services. Payment for travel, lodging and related expenses may be provided for attendance at Fund seminars and conferences, e.g., due diligence meetings held for training and educational purposes. The payment of these concessions and any other compensation offered will conform with state and federal laws and the rules of any self-regulatory organization, such as the National Association of Securities Dealers, Inc ("NASD"). The participation of such firms in financial assistance programs is at the discretion of the firm. These payments described in this paragraph may be significant to the dealers receiving the payments and the entities paying them.

     Dealers may charge their customers a processing fee or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by its individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Funds' Prospectuses and this Statement. Customers will be provided with specific information about any processing or service fees charged by their dealer.

     The commissions and sales charges for the last three fiscal years were allocated as follows:

IXIS ADVISOR FUNDS TRUST I


                                                           12/31/02     12/31/03     12/31/04
                                                          ----------   ----------   ----------
Total commissions on sales of Class A shares              $2,020,945   $1,260,092   $1,052,056
   Amount reallowed to other securities dealers           $1,771,806   $1,103,763   $  915,349
   Amount retained by Distributor                         $  249,139   $  156,329   $  136,707

Total CDSCs on redemptions of Classes A, B and C shares   $2,994,886   $1,599,693   $1,082,422
   Amount paid to SG Constellation LLC                    $2,925,808   $1,542,276   $1,062,123
   Amount retained by Distributor*                        $   69,078   $   57,417   $   20,299


*See "Other Arrangements" for information about amounts received by the Distributor from IXIS Advisor Funds Trust I's investment advisers and subadvisers or the Funds directly for providing certain administrative services relating to IXIS Advisor Funds Trust I.

IXIS ADVISOR FUNDS TRUST II


                                                          12/31/02   12/31/03   12/31/04
                                                          --------   --------   --------
Total commissions on sales of Class A shares              $342,644   $813,479   $205,456
   Amount reallowed to other securities dealers           $302,974   $728,057   $178,301
   Amount retained by Distributor                         $ 39,670   $ 85,422   $ 27,155

Total CDSCs on redemptions of Classes A, B and C shares   $580,262   $574,322   $180,961
   Amount paid to SG Constellation LLC                    $546,418   $520,243   $165,992
   Amount retained by Distributor*                        $ 33,844   $ 24,079   $ 14,969


*See "Other Arrangements" for information about amounts received by the Distributor from IXIS Advisor Funds Trust II's investment advisers and subadvisers or the Funds directly for providing certain administrative services relating to IXIS Advisor Funds Trust II.

IXIS ADVISOR FUNDS TRUST III


                                                          12/31/02   12/31/03   12/31/04
                                                          --------   --------   --------
Total commissions on sales of Class A shares              $960,935   $332,864   $593,668
   Amount reallowed to other securities dealers           $836,537   $290,670   $517,614
   Amount retained by Distributor                         $124,398   $ 42,194   $ 76,054

Total CDSCs on redemptions of Classes A, B and C shares   $452,097   $395,620   $314,498
   Amount paid to SG Constellation LLC                    $382,823   $358,266   $288,569
   Amount retained by Distributor*                        $ 69,274   $ 37,354   $ 25,969


*See "Other Arrangements" for information about amounts received by the Distributor from IXIS Advisor Funds Trust III's investment advisers and subadvisers or the Funds directly for providing certain administrative services relating to IXIS Advisor Funds Trust III.

IXIS ADVISOR FUNDS TRUST IV


                                                           1/31/03    1/31/04    1/31/05
                                                          --------   --------   --------
Total commissions on sales of Class A shares              $135,998   $115,333   $124,005
   Amount reallowed to other securities dealers           $118,572   $103,369   $107,693
   Amount retained by Distributor                         $ 17,426   $ 11,964   $ 16,312

Total CDSCs on redemptions of Classes A, B and C shares   $ 34,634   $ 36,261   $ 44,267
   Amount paid to SG Constellation LLC                    $ 32,065   $ 33,965   $ 36,806
   Amount retained by Distributor*                        $  2,569   $  2,296   $  7,461


*See "Other Arrangements" for information about amounts received by the Distributor from IXIS Advisor Funds Trust IV's investment adviser or the Funds directly for providing certain administrative services relating to IXIS Advisor Funds Trust IV.


Custodial Arrangements. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, serves as the custodian for the Funds. As such, IBT holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, IBT receives and delivers cash and securities of each Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. IBT also maintains certain accounts and records of the Trusts and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.


Independent Registered Public Accounting Firm. The Trusts' independent registered public accounting firm is PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110. The independent registered public accounting firm conducts an annual audit of each Fund's financial statements, assists in the review of federal and state income tax returns and consults with the Trusts as to matters of accounting and federal and state income taxation. The financial highlights in the Prospectuses for the Funds, and the financial statements contained in those Funds' Annual Reports for the year ended December 31, 2004 (January 31, 2005 with respect to IXIS Advisor Funds Trust IV) and incorporated by reference into this statement, have been so included in reliance on the reports of the Trusts' independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Counsel to the Funds. Ropes & Gray LLP, located at One International Place, Boston, MA 02110, serves as counsel to the Funds.

Other Arrangements

Transfer Agency Services


     Pursuant to a contract between the Trusts and IXIS Asset Management Services Company ("IXIS Services"), IXIS Services, whose principal business address is 399 Boylston Street, Boston, Massachusetts, 02116, acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds' shares. For these services, IXIS Services received the following fees from the Funds for the fiscal years ended December 31, 2002, 2003 and 2004:



Fund                    December 31, 2002   December 31, 2003   December 31, 2004
----                    -----------------   -----------------   -----------------
AEW Real Estate Fund*        $ 71,324            $133,273          $  210,018
Capital Growth Fund          $367,794            $311,376          $  329,353
Focused Value Fund           $512,989            $679,867          $  680,834
Large Cap Value Fund         $894,117            $930,414          $1,015,753
International Fund           $485,021            $427,337          $  489,524
Small Cap Value Fund         $412,941            $346,758          $  425,161

Fund                    December 31, 2002   December 31, 2003   December 31, 2004
----                    -----------------   -----------------   -----------------
U.S. Diversified
Portfolio                   $2,683,340          $2,384,351          $2,214,033
Value Fund                  $  546,585          $  508,937          $  450,254
Targeted Equity Fund        $3,111,797          $2,644,683          $2,025,928
Equity Diversified
Portfolio**                         --                  --                  --
Moderate Diversified
Portfolio***                        --                  --          $   31,040


*For the fiscal years ended January 31, 2003, 2004 and 2005.


**Equity Diversified Portfolio commenced operations on January 31, 2005 and did not pay IXIS Services any fees during the periods indicated.


***Moderate Diversified Portfolio commenced operations on July 15, 2004. The information provided for the fiscal year-end December 31, 2004 reflects fees paid by Moderate Diversified Portfolio to IXIS Services from July 15, 2004 through December 31, 2004.

     IXIS Services has subcontracted with State Street Bank and Trust Company ("State Street Bank") for it to provide, through its subsidiary, Boston Financial Data Services, Inc. ("BFDS"), transaction processing, mail and other services. For these services, IXIS Services pays BFDS a monthly per account fee. In addition, pursuant to other service agreements, Classes A, B and C shareholders may pay service fees to other firms that provide similar services for their own shareholder accounts.

Administrative Services


     In addition, during the fiscal year ended December 31, 2004 (period February 1, 2004 through December 31, 2004 for AEW Real Estate Fund), IXIS Services performed certain accounting and administrative services for the Funds, pursuant to an Administrative Services Agreement (the "Administrative Agreement"). Under the Administrative Agreement, IXIS Services provided the following services to the Funds: (i) personnel that performed bookkeeping, accounting, and financial reporting functions and clerical functions relating to the Funds, (ii) services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Funds or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) it handled the various registrations and filings required by various regulatory authorities. Effective January 1, 2005, IXIS Advisors replaced IXIS Services as the administrator of the Funds. IXIS Advisors now performs all of the above-mentioned services pursuant to a new Administrative Services Agreement with the Trusts.


     For these services, IXIS Services received the following fees from the Funds for the fiscal years ended December 31, 2002, 2003 and 2004:


                                   Fiscal Year Ended December 31,
                                   ------------------------------
Fund                                 2002       2003       2004
----                               --------   --------   --------
Capital Growth                     $ 57,966   $ 59,187   $ 48,358
Focused Value                      $ 70,000   $205,807   $221,730
Large Cap Value                    $158,120   $202,313   $226,999
International                      $ 80,628   $ 89,230   $ 82,666
Small Cap Value                    $ 72,774   $ 75,057   $ 71,162
U.S. Diversified Portfolio         $467,413   $509,918   $460,770
Value                              $ 91,232   $100,229   $ 89,143
Targeted Equity                    $515,966   $535,402   $486,061
Equity Diversified Portfolio*            --         --         --
Moderate Diversified Portfolio**         --         --   $ 52,862



*Equity Diversified Portfolio commenced operations on January 31, 2005 and did not pay fees to IXIS Services during the periods indicated.


**Moderate Diversified Portfolio commenced operations on July 15, 2004 and paid fees to IXIS Services for the period July 15, 2004 through December 31, 2004.

     For these services, IXIS Services received the following fees from the AEW Real Estate Fund for the fiscal years ended January 31, 2003, 2004 and the period February 1, 2004 to December 31, 2004:


                       Fiscal Year Ended January 31,
                       -----------------------------   Period 2/01/04 to
Fund                           2003      2004               12/31/04
----                         -------   -------         -----------------
AEW Real Estate Fund         $12,987   $33,108               $49,127


     For these services, IXIS Advisors received the following fees from the AEW Real Estate Fund for the period January 1, 2005 to January 31, 2005:


                       Period 1/01/05 to
Fund                        1/31/05
----                   -----------------
AEW Real Estate Fund         $4,546


--------------------------------------------------------------------------------
                        PORTFOLIO MANAGEMENT INFORMATION
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS' MANAGEMENT OF OTHER ACCOUNTS

As of December 31, 2004 (January 31, 2005 for AEW), many of the Portfolio Manager(s) of the Funds managed other accounts in addition to managing one or more of the Funds. The following table provides information on the other accounts managed by each Portfolio Manager.


-----------------------------------------------------------------------------------------------------------------------------------
                                   Registered Investment             Other Pooled Investment
                                         Companies                          Vehicles                        Other Accounts
-----------------------------------------------------------------------------------------------------------------------------------
                                                Advisory fee                      Advisory fee                        Advisory fee
                              Other Accounts     is based on    Other Accounts    is based on      Other Accounts     is based on
                                  Managed        performance        Managed        performance         Managed        performance
-----------------------------------------------------------------------------------------------------------------------------------
Name of Portfolio Manager      # of    Total    # of    Total    # of    Total    # of    Total    # of     Total     # of    Total
(Firm)                        Accts   Assets   Accts   Assets   Accts   Assets   Accts   Assets   Accts    Assets    Accts   Assets
-----------------------------------------------------------------------------------------------------------------------------------
                                      $836.4                            $433.5                            $4.76              $906.9
Matthew A. Troxell (AEW)        7     mil        0     0          3     mil        0        0       49    bil          9     mil
-----------------------------------------------------------------------------------------------------------------------------------
                                      $3,351                                                              $1,191.4
G. Kenneth Heebner (CGM)        5     mil        0     0          0     0          0        0       17    mil          0     0
-----------------------------------------------------------------------------------------------------------------------------------
Thomas R. H. Tibbles                  $232.2                            $565.5                            $218.7
(Hansberger)                    5     mil        0     0          1     mil        0        0        4    mil          0     0
-----------------------------------------------------------------------------------------------------------------------------------
Barry A. Lockhart                     $232.2                            $565.5                            $218.7
(Hansberger)                    5     mil        0     0          1     mil        0        0        4    mil          0     0
-----------------------------------------------------------------------------------------------------------------------------------
                                      $232.2                            $565.5                            $218.7
Patrick H. Tan (Hansberger)     5     mil        0     0          1     mil        0        0        4    mil          0     0
-----------------------------------------------------------------------------------------------------------------------------------
Robert Mazuelos                       $75.4                                                               $616.5
(Hansberger)                    2     mil        0     0          0     0          0        0        8    mil          0     0
-----------------------------------------------------------------------------------------------------------------------------------
Lauretta Reeves                       $326.9                                                              $408.5             $365.6
(Hansberger)                    2     mil        0     0          0     0          0        0        3    mil          2     mil
-----------------------------------------------------------------------------------------------------------------------------------
                                      $2,163           $1,783
Ronald Holt (Hansberger)        3     mil        1     mil        0     0          0        0        4    $342.2       0     0
-----------------------------------------------------------------------------------------------------------------------------------

                                    Registered Investment             Other Pooled Investment
                                          Companies                            Vehicles                      Other Accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                 Advisory fee                       Advisory fee                       Advisory fee
                               Other Accounts     is based on    Other Accounts     is based on     Other Accounts     is based on
                                  Managed         performance        Managed        performance         Managed        performance
------------------------------------------------------------------------------------------------------------------------------------
Name of Portfolio Manager      # of     Total    # of    Total    # of    Total    # of    Total     # of    Total    # of    Total
(Firm)                        Accts    Assets   Accts   Assets   Accts   Assets   Accts    Assets   Accts   Assets   Accts    Assets
------------------------------------------------------------------------------------------------------------------------------------
Floyd J. Bellman (Harris              $2,073                             $3,597                             $558
Associates)                     3     mil         0        0        2    mil        0     0         196*    mil        0     0
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Levy (Harris                $1,204                                                                $2,559
Associates)                     5     mil         0        0        0    0          0     0         595+    mil        0     0
------------------------------------------------------------------------------------------------------------------------------------
Edward S. Loeb (Harris                $562                               $3,785                             $6,479           $287
Associates)                     3     mil         0        0        5    mil        0     0         351++   mil        2     mil
------------------------------------------------------------------------------------------------------------------------------------
Michael J. Mangan (Harris             $968                               $103                               $3,357           $10.6
Associates)                     7     mil         0        0        3    mil        0     0         181++   mil        1     mil
------------------------------------------------------------------------------------------------------------------------------------
Diane Mustain (Harris                                                                                       $3,486
Associates)                     1     $16 mil     0        0        0    0          0     0         218++   mil        0     0
------------------------------------------------------------------------------------------------------------------------------------
Kevin Grant (Harris                   $7,943                                                                $3.5
Associates)                     3     mil         0        0        0    0          0     0           2     mil        0     0
------------------------------------------------------------------------------------------------------------------------------------
Phillip C. Fine (Loomis               $412.8                             $2.911                             $117.8
Sayles)                         6     mil         0        0        1    mil        0     0          10     mil        0     0
------------------------------------------------------------------------------------------------------------------------------------
Joseph R. Gatz (Loomis                $1,309                                                                $997.6           $8,.126
Sayles)                         4     mil         0        0        0    0          0     0          25     mil        1     mil
------------------------------------------------------------------------------------------------------------------------------------
Daniel G. Thelen (Loomis              $1,309                                                                $134.8
Sayles)                         4     mil         0        0        0    0          0     0          20     mil        0     0
------------------------------------------------------------------------------------------------------------------------------------
Warren Koontz (Loomis                 $88.8                                                                 $559.2
Sayles)                         4     mil         0        0        0    0          0     0          37     mil        0     0
------------------------------------------------------------------------------------------------------------------------------------
James L. Carroll (Loomis              $76.7                                                                 $181.3
Sayles)                         2     mil         0        0        0    0          0     0          11     mil        0     0
------------------------------------------------------------------------------------------------------------------------------------
John Hyll (Loomis Sayles)             $224.4                                                                $5,821
                                5     mil         0        0        0    0          0     0          44     mil        0     0
------------------------------------------------------------------------------------------------------------------------------------
Clifton V. Rowe (Loomis               $229.0                                                                $1,364
Sayles)                         5     mil         0        0        0    0          0     0          49     mil        0     0
------------------------------------------------------------------------------------------------------------------------------------
                                      $8.0                                                                  $132.8
Kay Vang (Loomis Sayles)         1    mil         0        0        0    0          0     0          25     mil        0     0
------------------------------------------------------------------------------------------------------------------------------------
                                      $36.3                              $10.6                              $2,806
Kurt Wagner (Loomis Sayles)      2    mil         0        0        1    mil        0     0          63     mil        0     0
------------------------------------------------------------------------------------------------------------------------------------
Mark B. Baribeau (Loomis              $936.2                             $330.1                             $3,278
Sayles)                          6    mil         0        0        1    mil        0     0         132     mil        0     0
------------------------------------------------------------------------------------------------------------------------------------
Pamela N. Czekanski                   $924.1                             $330.1                             $3,271
(Loomis Sayles)                  5    mil         0        0        1    mil        0     0         117     mil        0     0
------------------------------------------------------------------------------------------------------------------------------------
Richard D. Skaggs (Loomis             $924.1                             $330.1                             $3,199
Sayles)                          4    mil         0        0        1    mil        0     0         121     mil        0     0
------------------------------------------------------------------------------------------------------------------------------------
                                      $6,993                             $246.0                             $62.4
Thomas Burke (Mercury)           6    mil         0        0        3    mil        0     0           2     mil        0     0
------------------------------------------------------------------------------------------------------------------------------------
Lawrence R. Fuller                    $6,993                             $246.0                             $62.4
(Mercury)                        6    mil         0        0        3    mil        0     0           2     mil        0     0
------------------------------------------------------------------------------------------------------------------------------------
Michael Oberdorf
(Mercury)**                      0    0           0        0        0    0          0     0           0     0          0     0
------------------------------------------------------------------------------------------------------------------------------------
Karen Uzzolino (Mercury)**       0    0           0        0        0               0     0           0     0          0     0
------------------------------------------------------------------------------------------------------------------------------------
Steven Wilson (Reich &                $733                               $298                               $1,436
Tang)                            3    mil         0        0       18    mil        1     $14 mil     45    mil        1     $55 mil
------------------------------------------------------------------------------------------------------------------------------------
Vincent Sellecchia (Reich             $733                               $258                               $1,437
& Tang)                          3    mil         0        0       17    mil        1     $14 mil     53    mil        1     $55 mil
------------------------------------------------------------------------------------------------------------------------------------
Glen Sussman (Reich & Tang)           $733                               $261                               $1,430
                                 3    mil         0        0       18    mil        1     $14 mil     46    mil        1     $55 mil
------------------------------------------------------------------------------------------------------------------------------------
Charles Neuhauser (Reich &            $733                               $258                               $1,427
Tang)                            3    mil         0        0       17    mil        1     $14 mil     45    mil        1     $55 mil
------------------------------------------------------------------------------------------------------------------------------------
Donald Wang (Reich & Tang)            $733                               $258                               $1,428
                                 3    mil         0        0       17    mil        1     $14 mil     46    mil        1     $55 mil
------------------------------------------------------------------------------------------------------------------------------------



* This number includes multiple client accounts within a single client relationship, and therefore the number of accounts greatly exceeds the number of relationships.
** Mr. Oberdorf and Ms. Uzzolino are analysts on the team that manages the U.S. Diversified Portfolio and do not have primary responsibility for managing any accounts.
+ This number includes approximately 400 accounts managed pursuant to a model portfolio that involves no direct client communications. This number also includes multiple accounts with a single client relationship, and therefore the number of accounts greatly exceeds the number of relationships.
++ A substantial number of these accounts are products managed pursuant to a model portfolio. This number also includes multiple accounts within a single client relationship and therefore the number of accounts greatly exceeds the number of relationships.

---------------------------------------------------------------------------------------------------------------------
                                  Registered Investment Companies              Other Pooled Investment Vehicles
---------------------------------------------------------------------------------------------------------------------
                                                     Advisory fee is                                 Advisory fee
                                Other Accounts          based on            Other Accounts           is based on
                                    Managed            performance             Managed               performance
---------------------------------------------------------------------------------------------------------------------
Name of Portfolio Manager      # of      Total      # of      Total      # of       Total        # of       Total
(Firm)                        Accts     Assets     Accts     Assets     Accts       Assets      Accts       Assets
---------------------------------------------------------------------------------------------------------------------
Chris D. Wallis (Vaughan        3     $   29 mil     0          0          5    $      73 mil      0            0
Nelson)
---------------------------------------------------------------------------------------------------------------------
Mark J. Roach (Vaughan          3     $   29 mil     0          0          5    $      73 mil      0            0
Nelson)
---------------------------------------------------------------------------------------------------------------------
Scott J. Weber (Vaughan         3     $   29 mil     0          0          5    $      73 mil      0            0
Nelson)
---------------------------------------------------------------------------------------------------------------------
Robert A. Franz (Westpeak)      2     $96.59 mil     2     $96.59 mil     14    $1,788.59 mil     14    $1,788.59 mil
---------------------------------------------------------------------------------------------------------------------
Stephen A. Komon (Westpeak)     2     $96.59 mil     2     $96.59 mil     14    $1,788.59 mil     14    $1,788.59 mil
---------------------------------------------------------------------------------------------------------------------
Stephen C. Platt (Westpeak)     2     $96.59 mil     2     $96.59 mil     14    $1,788.59 mil     14    $1,788.59 mil
---------------------------------------------------------------------------------------------------------------------
Jean-Marc Diani (Westpeak)      2     $96.59 mil     2     $96.59 mil     14    $1,788.59 mil     14    $1,788.59 mil
---------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------
                                              Other Accounts
----------------------------------------------------------------------------
                                                            Advisory fee
                                  Other Accounts            is based on
                                      Managed               performance
----------------------------------------------------------------------------
Name of Portfolio Manager      # of         Total       # of       Total
(Firm)                        Accts        Assets      Accts       Assets
----------------------------------------------------------------------------
Chris D. Wallis (Vaughan        37     $     337 mil      1          $1 mil
Nelson)
----------------------------------------------------------------------------
Mark J. Roach (Vaughan          36     $     336 mil      0           0
Nelson)
----------------------------------------------------------------------------
Scott J. Weber (Vaughan         36     $     336 mil      0           0
Nelson)
----------------------------------------------------------------------------
Robert A. Franz (Westpeak)      17     $1,529.22 mil     11    $1,528.91 mil
----------------------------------------------------------------------------
Stephen A. Komon (Westpeak)     17     $1,529.22 mil     11    $1,528.91 mil
----------------------------------------------------------------------------
Stephen C. Platt (Westpeak)     17     $1,529.22 mil     11    $1,528.91 mil
----------------------------------------------------------------------------
Jean-Marc Diani (Westpeak)      17     $1,529.22 mil     11    $1,528.91 mil
----------------------------------------------------------------------------


Material Conflicts of Interest


Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Funds and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. Each of the advisers and subadvisers has adopted policies and procedures to mitigate the effects of these conflicts. For more information on how each of the advisers and subadvisers allocates investment opportunities between the Funds and their other clients, see the section "Allocation of Investment Opportunity Among Funds and Other Investors Managed by Advisers and Subadvisers" in this SAI. Conflicts of interest also may arise to the extent a portfolio manager short sells a stock in one client account but holds that stock long in other accounts, including the Funds, and through the use of "soft dollar arrangements", which are discussed in the section "Portfolio Transactions and Brokerage".

PORTFOLIO MANAGERS' COMPENSATION

The following describes the structure of, and the method used to determine, the compensation of each of the above-listed portfolio managers as of December 31, 2004 (January 31, 2005 for AEW):

AEW. Compensation for all of AEW professionals, including AEW REIT investment professionals such as AEW Real Estate Fund portfolio managers, is composed of two parts: base salary and incentive compensation. The firm's base salary structure is designed to reflect market rates for the various disciplines within the company, such as investment management, asset management and accounting. To determine appropriate "market ranges" for the various function areas (based on specific job characteristics and years of experience), AEW uses the services of an independent consulting firm which performs research into the compensation practices of firms similar to AEW within the industry.

Base salaries are supplemented by year-end incentive compensation awards, which account for a significant portion of total compensation. The awarding of incentive compensation is based upon the achievement of corporate objectives and specific individual goals, which are generally tied to the achievement of client objectives. Performance is measured by comparing the Diversified Composite returns over one- and three-year periods against the returns of the Morgan Stanley REIT Index and some peer funds over those periods. The Diversified Composite includes all discretionary fee-paying accounts managed by AEW on behalf of institutional and individual investors that invest in AEW's diversified REIT strategy. AEW's operating margins for the year determine the availability of funds for incentive compensation. Additionally, AEW's senior professionals (Principals), including Portfolio Manager Matthew Troxell, are eligible for participation in AEW's Long-Term Compensation program, which gives Principals of the firm economic interests in a portion of the firm's profits. This program is sponsored by AEW's parent company, IXIS Asset Management North America.

Neither base salary nor any other part of the investment team's compensation structure is based on assets under management.

CGM. The Portfolio Manager's compensation is a fixed base salary, profit sharing (with a cap of $30,000) plus a share of the profits as owner of CGM. No part of the compensation structure is based on assets under management. There is no difference in the method used to determine compensation with respect to the Fund and other accounts. Different types of accounts, including the Fund, may have different levels of profitability.


Hansberger. A portfolio manager's compensation generally consists of base salary, bonus and Hansberger's Stock Option program. In addition, portfolio managers are eligible for the standard retirement benefits and health and welfare benefits available to all Hansberger employees.

In the case of portfolio managers responsible for managing multiple Hansberger funds or accounts, the method used to determine their compensation is the same for all funds and investment accounts.

A portfolio manager's base salary is determined by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by Hansberger's Human Resources Department. A portfolio manager's base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties or when a market adjustment of the position occurs.

A portfolio manager's bonus is paid on an annual basis and is determined by a number of factors, including, but not limited to, performance of the fund and other funds managed relative to expectations for how those funds should have performed, given their objectives, policies, strategies and limitations, and the market environment during the measurement period. This performance factor is not based on the value of assets held in the fund's portfolio. Additional factors include the portfolio manager's contributions to the investment management functions within Hansberger, contributions to the development of other investment professionals and supporting staff, and overall contributions to marketing, client service and strategic planning for the organization. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the manager satisfies the objectives stated above.

Harris Associates. Harris Associates' compensation of investment professionals, including the portfolio managers of the Funds, is based upon an assessment of each individual's long-term contribution to the investment success of the firm. Compensation for each of the portfolio managers of the Funds is structured as follows:

Portfolio Managers who are Partners of the Firm
     (1) Base salary. The base salary is a fixed amount, and all partners of Harris Associates receive the same base salary.
     (2) Participation in a discretionary bonus pool. A discretionary bonus pool for each of the domestic and international investment groups is divided among the partners of each group and is paid out annually. The size of the pool is based on the overall profitability of that group.
     (3) Participation in a deferred compensation plan. The deferred compensation plan consists of revenue participation units that are awarded to partners and vest and pay out over a period of several years.


Portfolio Managers who are not Partners of the Firm


     (1)  Base salary. The base salary is a fixed amount.
     (2)  Annual discretionary bonus.

The determination of the amount of each individual's participation in the discretionary bonus pool and the deferred compensation plan, or annual discretionary bonus for non-partners, is based on a variety of qualitative and quantitative factors. The factor given the most significant weight is the subjective assessment of the individual's contribution to the overall investment results of Harris Associates' domestic or international investment group, whether as a portfolio manager, a research analyst or both.


Factors considered in evaluating the contribution of portfolio managers, including each of the Funds' portfolio managers, include the performance of the portfolios managed by that individual relative to benchmarks, peers and other portfolio managers, as well as the manager's assets under management. The managers' compensation is not based solely on an evaluation of the performance of a Fund or the assets in the Fund. Rather, Harris Associates considers the performance of all accounts managed by the individual, measuring that performance on both a current year and longer-term basis and on a pre-tax and after-tax basis to the extent such information is available, and the total assets managed by the individual. Performance is measured by strategy rather than by individual account or individual Fund, and is compared to one or more of the following benchmarks: S&P 500, Russell Mid-Cap Value, Russell 1000 Value, Lipper Balanced, 60/40

S&P/Lehman (60% S&P 500/40% Lehman Bond Index), and the Harris Associates Approved List of Stocks, depending on whether the manager manages accounts in the particular strategy to which these benchmarks would be applicable. Performance is measured over the one and three-year periods.


In addition, if a portfolio manager also serves as a research analyst, then his or her compensation is also based on his or her contributions made to Harris Associates in that role. The specific qualitative and quantitative factors considered in evaluating an analyst's contributions include new investment ideas, the performance of investment ideas during the current year as well as over longer-term periods, and an assessment of the quality of analytical work.

In addition to the above factors, an individual's other contributions to the firm, such as a role in investment thought leadership and management of the firm, are taken into account in the compensation process.


Loomis Sayles. Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio manager compensation is made up primarily of two components - base salary and variable compensation. Base salary is a fixed amount based on a combination of factors including industry experience, firm experience, job performance and market considerations. Variable compensation is an incentive-based component, and generally represents a significant multiple of base salary. Variable compensation is based on four factors - investment performance, profit growth of the firm, profit growth of the manager's business unit and team commitment. Investment performance is the primary component of total variable compensation, and generally represents at least 60% of the total for fixed income managers and 70% for equity managers. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the department's Chief Investment Officer (CIO) and senior management. The CIO and senior management evaluate these other factors annually and may decrease or eliminate their contribution to variable compensation.






Equity managers. Investment performance for equity managers is measured by comparing the performance of the firm's institutional composite (pre-tax and net of fees) in the manager's style to the performance of a peer group of institutional managers in that style. A manager's performance relative to the peer group for the 1, 3 and 5 year periods is used to calculate the amount of variable compensation payable due to performance. Longer-term performance (3 and 5 years) combined is weighted more than shorter-term performance (1 year). If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product. An external benchmark is used as a secondary comparison. The benchmark(s) used for the investment style utilized for IXIS U.S. Diversified Portfolio are the Russell Mid Cap Growth Index and the Russell 1000 Value Index; for IXIS Moderate Diversified Portfolio are the Lehman Aggregate Index and the Russell 1000 Growth Index; for the IXIS Equity Diversified Portfolio is the Russell 1000 Growth Index; and for the IXIS Value Fund is the Russell 1000 Value Fund.


Loomis Sayles uses the institutional peer groups as the primary measuring stick for equity manager performance because it believes they represent the most competitive product universe while closely matching the investment styles offered by the firm. Loomis Sayles considers the institutional composite an accurate proxy for the performance of each investment style.


General. Mutual funds are not included in the firm's composites, so unlike other managed accounts, fund performance and asset size do not directly contribute to this calculation. However, each fund managed by the firm employs strategies endorsed by the firm and fits into the product category for the relevant investment style. Loomis Sayles may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.


Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager's base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers.


Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to April 1, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

Mercury. The Mercury Portfolio Manager compensation program is critical to Mercury's ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

Compensation Program. The elements of total compensation for Mercury portfolio managers are base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. Mercury has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate -- both up and down -- with the relative investment performance of the portfolios that they manage.

Base Salary. Under the Mercury approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

Performance-Based Compensation. Mercury believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, the portfolio manager incentive compensation is based on a formulaic compensation program.

Mercury's formulaic portfolio manager compensation program includes: investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager's tenure is less than 5-years, performance periods will reflect time in position. Portfolio managers are compensated based on products they manage. A smaller discretionary element of portfolio manager compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. Mercury also considers the extent to which individuals exemplify and foster Mercury's principles of Client Focus, Respect for the Individual, Teamwork, Responsible Citizenship and Integrity. All factors are considered collectively by Mercury management.

Cash Bonus. Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

Stock Bonus. A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of Merrill Lynch stock. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on the Company's ability to sustain and improve its performance over future periods.

The ultimate value of stock bonuses is dependent on future Merrill Lynch stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of the Merrill Lynch shareholders and encourages a balance between short-term goals and long-term strategic objectives. Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the Company's performance. Portfolio managers therefore have a direct incentive to protect Merrill Lynch's reputation for integrity.

Other Compensation Programs. Portfolio managers who meet relative investment performance and expense management objectives during a performance year are eligible to participant in a deferred cash program. Awards under this program are in the form of deferred cash that may be benchmarked to a menu of Mercury mutual funds (including their own fund) during a five-year vesting period. The deferred cash program aligns the interests of participating portfolio managers with the investment results of Mercury products and promotes continuity of successful portfolio management teams.

Other Benefits. Portfolio managers are also eligible to participate in broad-based plans offered generally to Company employees, including broad-based retirement, 401(k), health, and other employee benefit plans.

Reich & Tang. The compensation structure for Portfolio Managers ("PM's") have both fixed and variable components including:

     .    Base Compensation - fixed
     .    Investment Performance Bonus -variable
     .    Long Term Pool Awards ("LTI") - variable


     Some portfolio managers may receive higher base compensation than others, in part due to experience, amount of assets managed and other duties performed.

The target pools for the investment performance awards is based on a percent of Pre-Variable Compensation Profits. The PMs earn investment performance based upon their individual performance over one and three year time frames relative to the appropriate benchmarks. Benchmarks correlate to the product as follows:


     .    Small Cap - 50% Russell 2000, 50% Russell 2000 Value


     . Mid Cap (IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio) - 25% Russell MidCap, 25% S&P Mid Cap Value, 25% Russell 2000 Value, 25% Russell 2000


     .    Micro Cap/Concentrated - 50% Russell 2000, 50% Russell 2500

The key components of individual allocations are:

     .    individual performance vs. benchmark
     .    team performance vs. benchmark
     .    level of assets managed


The LTI award is based on a percent of Pre-Variable Compensation Profits. Each LTI award has an earn-out period of three years. The Chief Investment Officer of Reich & Tang does not participate in the LTI Award portion of the plan; however, he earns a profit interest equal to a percentage of pre-tax operating profit. Two of the Funds' PMs earn a profit interest in the partnerships they manage. The profit interest is equal to a percentage of the partnership's fees. In applicable years PMs are eligible to receive stock option grants.

Vaughan Nelson. The compensation plan at Vaughan Nelson is determined by the Compensation Committee. Portfolio management professionals are compensated through a base salary (fixed), bonus (50%-200% of base salary) and a contribution to the firm's retirement plan. The bonus component is based upon the performance of the strategy managed, as represented by a composite of all accounts qualifying for such composite, relative to the Russell Universe peer group (on a rolling three year basis) and an assessment of the quality of client service provided. The contribution to the firm's retirement plan is based on a percentage of compensation (at the discretion of Vaughan Nelson's board) and such percentage is the same for all firm personnel. Key employees are allocated stock options at the discretion of the Compensation Committee as part of a long-term incentive package.


There is no distinction between compensation with respect to the Funds and other accounts. The portfolio managers do not receive any compensation from the Fund, the Fund's adviser or any other source with respect to the management of the Funds and other accounts.


Westpeak. The compensation structure consists of a base component plus a bonus. Both components are discretionary. The base salary of each member of the portfolio management team is determined based on experience and education and the mix of skills and responsibilities each portfolio manager brings to the team. The discretionary bonus pool, determined annually by the financial performance of Westpeak for the year, is shared by all Westpeak employees. Each employee's share is determined by management and approved by the firm's Board based on an evaluation of the total job performance during the year. Factors considered include overall contribution to the success of the firm, performance of the strategies managed, and contribution to the investment process research effort. For Mr. Franz, determinations of compensation are made by the firm's board. For all other portfolio managers, determinations are made by the firm's Chief Investment Officer with input from the Director of Portfolio Management and the Director of Research, and are subject to review by the firm's compensation committee. Considerations include contribution to the firm's quantitative research efforts, contributions to the various committees on which they participate and the performance of Westpeak's 15 strategies. The benchmarks used in evaluating the team's contributions for Westpeak Capital Growth Fund is the Russell 1000 Growth Index and for Westpeak's segment of IXIS Value Fund is the Russell 3000 Index. Performance against the benchmark is measured for both strategies over various periods, extending back to the inception of the portfolios, with emphasis on performance during the most recent year. No part of compensation is based on the value of assets under management. There is no distinction between compensation with respect to the Funds and other accounts.

PORTFOLIO MANAGERS' OWNERSHIP OF FUND SHARES


The following table sets forth the dollar range* of equity securities of the Funds beneficially owned by each Portfolio Manager as of December 31, 2004 (January 31, 2005 for AEW):


                                                                  Dollar Range of Equity
Name of Portfolio Manager   Fund(s) Managed                         Securities Invested
-------------------------   -----------------------------------   ----------------------
Matthew A. Troxell          AEW Real Estate                                 C
G. Kenneth Heebner          CGM Targeted Equity                             D
Floyd J. Bellman            Harris Associates Focused Value                 A**
Robert M. Levy              Harris Associates Large Cap Value               A
                            Harris Associates Focused Value                 A**
                            IXIS Value                                      A
Edward S. Loeb              Harris Associates Large Cap Value               E**
                            IXIS Moderate Diversified Portfolio             A**
                            IXIS Equity Diversified Portfolio               A**
                            IXIS U.S. Diversified Portfolio                 E**
Michael J. Mangan           Harris Associates Large Cap Value               A**
                            IXIS Equity Diversified Portfolio               A**
                            IXIS Moderate Diversified Portfolio             A**
                            IXIS U.S. Diversified Portfolio                 A**
Diane Mustain               Harris Associates Large Cap Value               A**
                            IXIS Equity Diversified Portfolio               A**
                            IXIS Moderate Diversified Portfolio             A**
                            IXIS U.S. Diversified Portfolio                 A**
Kevin Grant                 IXIS U.S. Diversified Portfolio                 A
Floyd J. Bellman            IXIS Value                                      A
Steven Wilson               IXIS Equity Diversified Portfolio               A
                            IXIS Moderate Diversified Portfolio             A
Vincent Sellecchia          IXIS Equity Diversified Portfolio               A
                            IXIS Moderate Diversified Portfolio             A
Glen Sussman                IXIS Equity Diversified Portfolio               A
                            IXIS Moderate Diversified Portfolio             A
Charles Neuhauser           IXIS Equity Diversified Portfolio               A
                            IXIS Moderate Diversified Portfolio             A
Donald Wang                 IXIS Equity Diversified Portfolio               A
                            IXIS Moderate Diversified Portfolio             A
Chris D. Wallis             Vaughan Nelson Small Cap Value                  A
                            IXIS Value                                      A
Mark J. Roach               Vaughan Nelson Small Cap Value                  A
                            IXIS Value                                      A
Scott J. Weber              Vaughan Nelson Small Cap Value                  A
Robert A. Franz             Westpeak Capital Growth                         A
Stephen A. Komon            Westpeak Capital Growth                         A
Stephen C. Platt            Westpeak Capital Growth                         A
Jean-Marc Diani             Westpeak Capital Growth                         A
Phillip C. Fine             IXIS U.S. Diversified Portfolio                 A
Joseph R. Gatz              IXIS U.S. Diversified Portfolio                 A
Daniel G. Thelen            IXIS U.S. Diversified Portfolio                 A
Warren Koontz               IXIS Value                                      A
James L. Carroll            IXIS Value                                      A
John Hyll                   IXIS Moderate Diversified Portfolio             A
Clifton V. Rowe             IXIS Moderate Diversified Portfolio             A
Kay Vang                    IXIS Moderate Diversified Portfolio             A
Kurt Wagner                 IXIS Moderate Diversified Portfolio             A
Mark B. Baribeau            IXIS Equity Diversified Portfolio               A
Pamela N. Czekanski         IXIS Equity Diversified Portfolio               A
Richard D. Skaggs           IXIS Equity Diversified Portfolio               A
Thomas R. H. Tibbles        Hansberger International                        A
Barry A. Lockhart           Hansberger International                        A
Patrick H. Tan              Hansberger International                        A
Robert Mazuelos             Hansberger International                        A
                            IXIS Moderate Diversified Portfolio             A
Lauretta Reeves             Hansberger International                        A
Ronald Holt                 Hansberger International                        A
                            IXIS Moderate Diversified Portfolio             A
Thomas Burke                IXIS U.S. Diversified Portfolio                 A
Lawrence R. Fuller          IXIS U.S. Diversified Portfolio                 A
Michael Oberdorf            IXIS U.S. Diversified Portfolio                 A
Karen Uzzolino              IXIS U.S. Diversified Portfolio                 A

* A. None
  B. $1 - 10,000
  C. $10,001 - $50,000
  D. $50,001 - $100,000
  E. $100,001 - $500,000
  F. $500,001 - $1,000,000
  G. over $1,000,000





**Indicates that the Portfolio Manager also owns equity securities of other funds and pooled vehicles that are managed by the Portfolio Manager in a similar style to the IXIS Advisor Fund (or segment thereof) managed by such Portfolio Manager. The following are the ranges of such investments: Floyd J. Bellman - E, in other funds and pooled vehicles managed in a style similar to the Harris Associates Focused Value Fund; Robert M. Levy - G, in other funds and pooled vehicles managed in a similar style to the Harris Associates Large Cap Value Fund; Edward S. Loeb - F, in other funds and pooled vehicles managed in a similar style to the Harris Associates Large Cap Value Fund and the Harris - managed segments of the IXIS Equity Diversified Portfolio, IXIS Moderate Diversified Portfolio, and IXIS U.S. Diversified Portfolio; Michael J. Mangan - D, in other funds and pooled vehicles managed in a similar style to the Harris Associates Large Cap Value Fund and the Harris-Managed segments of the IXIS Equity Diversified Portfolio, IXIS Moderate Diversified Portfolio and IXIS U.S. Diversified Portfolio; and Diane Mustain - E, in other funds and pooled vehicles managed in a similar style to the Harris Associates Large Cap Value Fund and the Harris-managed segments of the IXIS Equity Diversified Portfolio, IXIS Moderate Diversified Portfolio and IXIS U.S. Diversified Portfolio.

There are various reasons why a Portfolio Manager may not own shares of the Fund he or she manages. One reason is that the Fund's investment objectives and strategies may not match those of the Portfolio Manager. Another explanation is that several of the Funds, including the IXIS Equity Diversified Portfolio, IXIS Moderate Diversified Portfolio, IXIS U.S. Diversified Portfolio and IXIS Value Fund, are multi-segmented and a Portfolio Manager may manage only one segment; the other segments are managed by different investment advisers using different investment styles. Administrative reasons (such as facilitating compliance with an adviser's or subadviser's code of ethics) also may explain why a Portfolio Manager has chosen not to invest in the IXIS Advisor Funds.


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                      PORTFOLIO TRANSACTIONS AND BROKERAGE
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All Funds. In placing orders for the purchase and sale of equity securities, each Equity Fund's adviser or subadviser selects only brokers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Each Fund's adviser or subadviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.


     Subject to the overriding objective of obtaining the best possible execution of orders, each Fund's adviser and subadviser may allocate brokerage transactions to affiliated brokers. Any such transactions will comply with Rule 17e-1 under the 1940 Act. In order for the affiliated broker to effect portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period. Furthermore, each Trust's Board of Trustees, including a majority of the Independent Trustees, have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.

Funds, Segments or Disciplines Advised by CGM. In placing orders for the purchase and sale of portfolio securities for the Fund, CGM always seeks the best price and execution. Transactions in unlisted securities will be carried out through broker-dealers that make the primary market for such securities unless, in the judgment of CGM, a more favorable price can be obtained by carrying out such transactions through other brokers.

     Receipt of research services from brokers may sometimes be a factor in selecting a broker that CGM believes will provide the best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce CGM's expenses. Such services may be used by CGM in servicing other client accounts and in some cases may not be used with respect to the Fund. Receipt of services or products other than research from brokers is not a factor in the selection of brokers.

Funds, Segments or Disciplines Sub-Advised by Harris Associates. In placing orders for the purchase and sale of portfolio securities for its subadvised Funds, Harris Associates always seeks best execution, subject to the considerations set forth below. Transactions in unlisted securities are carried out through broker-dealers that make the market for such securities unless, in the judgment of Harris Associates, a more favorable execution can be obtained by carrying out such transactions through other brokers or dealers. Subject to the above standard, portfolio transactions for each Fund may be executed through Harris Associates Securities L.P., a registered broker-dealer and an affiliate of Harris Associates.

     Harris Associates selects only brokers or dealers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Harris Associates will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such an evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.


     Receipt of brokerage or research services from brokers may sometimes be a factor in selecting a broker that Harris Associates believes will provide best execution for a transaction. These services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Harris Associates' expenses. Such services may be used by Harris Associates in servicing other client accounts and in some cases may not be used with respect to the Funds. Harris Associates may not consider purchases of shares of its subadvised Funds by customers of broker-dealers as a factor in the selection of broker-dealers to execute Fund portfolio transactions.


     Harris Associates may cause its subadvisees to pay a broker-dealer that provides brokerage and research services to Harris Associates an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. Harris Associates must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Harris Associates' overall responsibilities to the Funds and its other clients. Harris Associates' authority to cause the Funds to pay such greater commissions is also subject to such policies as the trustees of the Trusts may adopt from time to time.


Funds, Segments or Disciplines Sub-Advised by Hansberger. Subject to policies established by the Board of Trustees, Hansberger is responsible for decisions to buy and sell securities for its subadvised Fund and for the placement of its Fund's investment business and the negotiation of the commissions to be paid on such transactions. It is the policy of Hansberger to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to Hansberger or its subadvised Fund. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that better price and execution can be obtained using a non market maker. In determining the abilities of a broker or dealer to obtain best execution, Hansberger considers relevant factors including, but not limited to: the ability and willingness of the broker or dealer to facilitate its segment of the Fund's portfolio transactions by participating therein for its own account; speed, efficiency and confidentiality; familiarity with the market for a particular security; and the reputation and perceived soundness of the broker. The best price to its subadvised Fund means the best net price without regard to the mix between purchase or sale price and commissions, if any.


     In selecting broker-dealers and in negotiating commissions, Hansberger considers a variety of factors, including best price and execution, the full range of brokerage services provided by the broker, as well as its capital strength and stability, and the quality of research and research services provided by the broker.

     Subject to best execution, Hansberger may cause its subadvised Fund to pay a broker greater commissions than another broker might charge for providing the same brokerage and research services. Hansberger believes it is important to its investment decision-making process to have access to independent research. Higher commissions will not be paid by its Fund unless Hansberger determines in good faith that such payment is reasonable in relation to the value of the brokerage or research services provided by such broker or dealer, viewed in terms of that particular transaction or Hansberger's overall responsibilities with respect to the accounts over which it exercises investment discretion.

     Generally, research services provided by brokers may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, and analysis of corporate responsibility issues. Such research services are primarily in the form of written reports, telephone contacts, and personal meetings with security analysts. In addition, such research services may be provided in the form of access to various computer-generated data, computer hardware and software, and meetings arranged with corporate and industry spokespersons, economists, academicians, and government representatives. In some cases, research services are generated by third parties but are provided to Hansberger by or through brokers. Such brokers may pay for all or a portion of computer hardware and software costs relating to the pricing of securities.

     Where Hansberger itself receives both administrative benefits and research and brokerage services from the services provided by brokers, it makes a good faith allocation between the administrative benefits and the research and brokerage services, and will pay for any administrative benefits with cash. In making good faith allocations of costs between administrative benefits and research and brokerage services, a conflict of interest may exist by reason of Hansberger's allocation of the costs of such benefits and services between those that primarily benefit Hansberger and those that primarily benefit its Fund and other advisory clients.

     Twice a year, Hansberger, through a committee of its securities analysts, will consider the amount and nature of research and research services provided by brokers, as well as the extent to which such services are relied upon, and attempt to allocate a portion of the brokerage business of its Fund and other advisory clients on the basis of that consideration. In addition, brokers may suggest a level of business they would like to receive in order to continue to provide such services. The actual brokerage business received by a broker may be more or less than the suggested allocations, depending upon Hansberger's evaluation of all applicable considerations, including but not limited to Hansberger's best execution undertaking.

     Hansberger may direct the purchase of securities on behalf of its Fund and other advisory clients in secondary market transactions, in public offerings directly from an underwriter, or in privately negotiated transactions with an issuer. When Hansberger believes the circumstances so warrant, securities purchased in public offerings may be resold shortly after acquisition in the immediate aftermarket for the security in order to take advantage of price appreciation from the public offering price or for other reasons. Short-term trading of securities acquired in public offerings, or otherwise, may result in higher portfolio turnover and associated brokerage expenses.

     Commissions paid in connection with certain non-U.S. stock transactions may be higher than negotiated commissions on U.S. stock transactions. Non-U.S. stock exchanges and brokers may be subject to less government supervision and regulation than U.S. exchanges and brokers. In addition, non-U.S. security settlements may in some instances be subject to delays and related administrative uncertainties.

Funds, Segments or Disciplines Sub-Advised by Loomis Sayles. Generally, Loomis Sayles seeks to obtain quality executions at favorable security prices and at competitive commission rates, where applicable, through brokers and dealers who, in Loomis Sayles' opinion, can provide the best overall net results for its clients. Transactions in unlisted equity securities (including NASDAQ securities) are frequently executed through a primary market maker but may also be executed on an Electronic Communication Network (ECN), Alternative Trading System (ATS), or other execution system. Fixed income securities are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no brokerage commission paid by the client. Such securities, as well as equity securities, may also be purchased from underwriters at prices which include underwriting fees.

Commissions and Other Factors in Broker or Dealer Selection

     Loomis Sayles uses its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and to evaluate the overall reasonableness of brokerage commissions paid on client portfolio transactions by reference to such data. In making this evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker or dealer, are taken into account. Other relevant factors may include, without limitation: (a) the execution capabilities of the brokers and/or dealers, (b) research and other products or services (as described under "Soft Dollars" below) provided by such brokers and/or dealers which are expected to enhance Loomis Sayles' general portfolio management capabilities, (c) the size of the transaction, (d) the difficulty of execution, (e) the operations facilities of the brokers and/or dealers involved, (f) the risk in positioning a block of securities, and (g) the quality of the overall brokerage and research services provided by the broker and/or dealer.

Soft Dollars

     Loomis Sayles' receipt of brokerage and research products or services may sometimes be a factor in Loomis Sayles' selection of a broker or dealer to execute transactions for a Fund where Loomis Sayles believes that the broker or dealer will provide best execution of the transactions. Such brokerage and research products or services may be paid for with Loomis Sayles' own assets or may, in connection with transactions effected for client accounts for which Loomis Sayles exercises investment discretion, be paid for with client commissions (the latter, sometimes referred to as Soft Dollars).

     The brokerage and research products and services that may be a factor in Loomis Sayles' selection of a broker or dealer and that may be acquired by Loomis Sayles with Soft Dollars include, without limitation, the following which aid Loomis Sayles in carrying out its investment decision-making responsibilities: a wide variety of reports, charts, publications, subscriptions, quotation services, news services, investment related hardware and software, and data on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, credit analysis, stock and bond market conditions and projections, asset allocation, portfolio structure, economic forecasts, investment strategy advice, fundamental and technical advice on individual securities, valuation advice, market analysis, advice as to the availability of securities or purchasers or sellers of securities, and meetings with management representatives of issuers and other analysts and specialists. The brokerage and research products or services provided to Loomis Sayles by a particular broker or dealer may include both (a) products and services created by such broker or dealer and (b) products and services created by a third party.

     If Loomis Sayles receives a particular product or service that both aids it in carrying out its investment decision-making responsibilities (i.e., a "research use") and provides non-research related uses, Loomis Sayles will make a good faith determination as to the allocation of the cost of such "mixed-use item" between the research and non-research uses and will only use Soft Dollars to pay for the portion of the cost relating to its research use.

     In connection with Loomis Sayles' use of Soft Dollars, a Fund may pay a broker or dealer an amount of commission for effecting a transaction for the Fund in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Loomis Sayles determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research products or services provided by the broker or dealer, viewed in terms of either the particular transaction or Loomis Sayles' overall responsibilities with respect to the Fund.

     Loomis Sayles may use Soft Dollars to acquire brokerage or research products and services that have potential application to all client accounts including the Funds or to acquire brokerage or research products and services that will be applied in the management of a certain group of client accounts and, in some cases, may not be used with respect to the Funds. The products or services may not be used in connection with the management of some of the accounts including the Funds that paid commissions to the broker or dealer providing the products or services and may be used in connection with the management of other accounts.

     Loomis Sayles' use of Soft Dollars to acquire brokerage and research products and services benefits Loomis Sayles by allowing it to obtain such products and services without having to purchase them with its own assets. Loomis Sayles believes that its use of Soft Dollars also benefits the Funds as described above. However, conflicts may arise between a Fund's interest in paying the lowest commission rates available and Loomis Sayles' interest in receiving brokerage and research products and services from particular brokers and dealers without having to purchase such products and services with Loomis Sayles' own assets. Loomis Sayles seeks to ensure that its Soft Dollar practices fall within the "safe harbor" provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.

     For purposes of this Soft Dollars discussion, the term "commission" may include (to the extent applicable) both commissions paid to brokers in connection with transactions effected on an agency basis and markups, markdowns, commission equivalents, or other fees paid to dealers in connection with certain transactions as encompassed by relevant SEC interpretation.

Funds, Segments or Disciplines Sub-Advised by Mercury Advisors. Subject to policies established by the Board of Trustees, Mercury Advisors is primarily responsible for the execution of its Fund's portfolio transactions and the allocation of brokerage. Subject to policies established by the Trustees, Mercury Advisors may have an obligation to deal with a particular dealer or group of dealers in the execution of transactions in portfolio securities of the Fund but otherwise does not use any particular broker or dealer. In executing transactions with brokers and dealers, Mercury Advisors seeks to obtain the best results for its Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operations facilities of the firm and the firm's risk in positioning a block of securities. While Mercury Advisors generally seeks reasonably competitive commission rates, its Fund will not necessarily be paying the lowest spread or commission available. Transactions with respect to the securities of small and emerging growth companies in which its Fund may invest may involve specialized services on the part of the broker or dealer and thereby entail higher commissions or spreads than would be the case with transactions involving more widely traded securities.

     Subject to obtaining the best net results, brokers who provide supplemental investment research services to Mercury Advisors may receive orders for transactions by its Fund. Such supplemental research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry or economic sector. Information so received will be in addition to and not in lieu of the services required to be performed by Mercury Advisors under its Subadvisory Agreement, and the expense of Mercury Advisors will not necessarily be reduced as a result of the receipt of such supplemental information. If, in the judgment of Mercury Advisors, its Fund will benefit from supplemental research services, Mercury Advisors is authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions that another broker may have charged for effecting the same transaction. Certain supplemental research services may primarily benefit one or more other investment companies or other accounts for which Mercury Advisors exercises investment discretion. Conversely, its Fund may be the primary beneficiary of the supplemental research services received as a result of portfolio transactions effected for such other accounts or investment companies.

     Mercury Advisors anticipates that its brokerage transactions for its Fund involving securities of issuers domiciled in countries other than the United States generally will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transactions costs on foreign stock exchange transactions generally are higher than in the United States, although Mercury Advisors will endeavor to achieve the best net results in effecting portfolio transactions for its Fund. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. The ability and decisions to purchase and sell portfolio securities may be affected by foreign laws and regulations relating to the convertibility and repatriation of assets.

     When trading in securities markets with dealers on a principal basis, including in the OTC market, Mercury Advisors will not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions. However, an affiliated person of Mercury Advisors may serve as its broker in securities transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, Mercury Advisors may not purchase securities for its Fund during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent, except pursuant to procedures approved by the Board of Trustees of the Fund that either comply with rules adopted by the SEC or with interpretations of the SEC staff, or in accordance with the terms of any applicable SEC exemptive relief.

Funds, Segments or Disciplines Sub-Advised by Reich & Tang. In placing orders for the purchase and sale of securities for a Portfolio, the investment group reviews the written and oral research input from the brokerage firms and selects brokers which have provided Reich & Tang with brokerage and research services so long as they provide best execution and their commission rate is reasonable in relation to the value of the brokerage and research services provided, viewed in terms of the particular transaction or Reich & Tang's overall responsibilities. In determining competitive rates, brokers are compared with other firms offering comparable services.


     In selecting a broker to execute securities transactions, Reich & Tang considers a variety of factors, including special industry background, regional expertise, capability and the quality of research services provided by the broker. These research services may include information on the U.S. and certain foreign economies, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting securities of certain client accounts, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and analysis of corporate responsibility issues and performance analyzing various countries. Such research services may be received from brokers in the form of written reports, telephone contacts and personal meetings with security analysts.


     Reich & Tang may cause the Portfolio to pay a broker that provides brokerage and research services to Reich & Tang commission rates in excess of those another broker would have charged for effecting the same transaction. Reich & Tang must determine in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker in terms of the particular transaction or Reich & Tang's overall responsibility to the accounts over which it exercises investment discretion.


Funds, Segments or Disciplines Sub-Advised by Vaughan Nelson. In placing orders for the purchase and sale of securities for its Funds, Vaughan Nelson selects only brokers or dealers that it believes are financially responsible and will provide efficient and effective services in executing, clearing and settling an order. Vaughan Nelson will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. Transactions in unlisted securities are carried out through broker-dealers who make the primary market for such securities unless, in the judgment of Vaughan Nelson, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers.

     Receipt of research services from brokers is one factor used in selecting a broker that Vaughan Nelson believes will provide best execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Vaughan Nelson's expenses. Such services may be used by Vaughan Nelson in servicing other client accounts and in some cases may not be used with respect to the Fund. Receipt of services or products other than research from brokers is not a factor in the selection of brokers.


     In placing orders for the purchase and sale of securities for a Fund, Vaughan Nelson may cause its Fund to pay a broker-dealer that provides the brokerage and research services to Vaughan Nelson an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. Vaughan Nelson must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Vaughan Nelson's overall responsibilities to the Trust and its other clients. Vaughan Nelson's authority to cause the Fund to pay such greater commissions is also subject to such policies as the trustees of the Trust may adopt from time to time.


Funds, Segments or Disciplines Sub-Advised by Westpeak. In placing orders for the purchase and sale of securities, Westpeak always seeks best execution. Westpeak selects only brokers or dealers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce best price and execution. This does not necessarily mean that the lowest available brokerage commission will be paid. Westpeak will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. Westpeak may cause a Fund to pay a broker-dealer that provides brokerage and research services to Westpeak an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged effecting that transaction. Westpeak must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Westpeak's overall responsibilities to the Fund and its other clients. Westpeak's authority to cause a Fund it manages to pay such greater commissions is also subject to such policies as the trustees of the Trusts may adopt from time to time.


General

     Subject to procedures adopted by the Board of Trustees of each Trust, the Funds' brokerage transactions may be executed by brokers that are affiliated with IXIS Asset Management North America or the Funds' advisers or subadvisers. Any such transactions will comply with Rule 17e-1 under the 1940 Act, except to the extent permitted by the SEC pursuant to exemptive relief or otherwise.

     Under the 1940 Act, persons affiliated with each Trust are prohibited from dealing with each Trust's Funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trusts may not serve as the Funds' dealer in connection with such transactions. However, the Trusts have obtained exemptive relief from the SEC permitting segments of the certain funds to enter into principal transactions with affiliates of the subadvisers to other segments of the same fund (but not affiliates of the subadviser to such segment or of IXIS Advisors and its affiliates).

     To the extent permitted by applicable law, and in all instances subject to the foregoing policy of best execution, an adviser or subadviser may allocate brokerage transactions to broker-dealers (including affiliates of the Distributor) that have entered into arrangements in which the broker-dealer allocates a portion of the commissions paid by a Fund toward the reduction of that Fund's expenses.

     It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

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                DESCRIPTION OF THE TRUSTS AND OWNERSHIP OF SHARES
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     IXIS Advisor Funds Trust I is registered with the SEC as an open-end management investment company and is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a "Declaration of Trust") dated June 7, 1985, as amended, and is a "series" company as described in Section 18(f)(2) of the 1940 Act. Each series of the Trust is diversified. The name of the Trust has changed several times since its organization as noted below:



Trust Name                                         Date
----------                                         ----
The New England Life Government Securities Trust   June 1985 to August 1986
The New England Funds                              September 1986 to March 1994
New England Funds Trust I                          April 1994 to December 2000
Nvest Funds Trust I                                January 2000 to April 2001
CDC Nvest Funds Trust I                            May 2001 to April 2005
IXIS Advisors Funds Trust I                        May 2005 to present



     IXIS Advisor Funds Trust I has seven (7) separate portfolios. One of the portfolios has a different fiscal year end and information regarding this portfolio can be found in the IXIS Advisor Funds Statement of Additional

Information dated February 1, 2005 as revised May 1, 2005. CGM Advisor Targeted Equity Fund is the successor of NEL Growth Funds, Inc., which commenced operations in 1968. Hansberger International Fund was organized in 1995 and commenced operations on December 29, 1995. Prior to March 1, 2004, Hansberger International Fund was named "CDC Nvest Star International Fund". IXIS U.S. Diversified Portfolio was organized in 1994 and commenced operations on July 7, 1994. Prior to May 1, 2005, IXIS U.S. Diversified Portfolio was named "CDC Nvest Star Advisers Fund". IXIS Value Fund is the successor to NEL Retirement Equity Fund, Inc., which commenced operations in 1970. Prior to May 1, 2005, IXIS Value Fund was named "CDC Nvest Star Value Fund". Vaughan Nelson Small Cap Value Fund was organized in 1996 and commenced operations on December 31, 1996. Prior to March 1, 2004, Vaughan Nelson Small Cap Value Fund was named "CDC Nvest Star Small Cap Fund". Westpeak Capital Growth Fund was organized in 1992 and commenced operations on August 3, 1992.

     IXIS Advisor Funds Trust II is registered with the SEC as an open-end management investment company and is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to a Declaration of Trust dated May 6, 1931, as amended, and consisted of a single Fund (now the Harris Associates Large Cap Value Fund) until January 1989, when the Trust was reorganized as a "series" company as described in Section 18(f)(2) of the 1940 Act. Each series of the Trust is diversified. The name of the Trust has changed several times since its organization as noted below:



Trust Name                         Date
----------                         ----
Investment Trust of Boston         May 1931 to November 1988
Investment Trust of Boston Funds   December 1988 to April 1992
TNE Funds Trust                    April 1992 to March 1994
New England Funds Trust II         April 1994 to January 2000
Nvest Funds Trust II               January 2000 to April 2001
CDC Nvest Funds Trust II           May 2001 to April 2005
IXIS Advisors Funds Trust II       May 2005 to present



     IXIS Advisor Funds Trust II has two (2) separate portfolios. One of the portfolios has a different fiscal year end and information regarding this portfolio can be found in the IXIS Advisor Funds Statement of Additional Information dated February 1, 2005 as revised May 1, 2005. Harris Associates Large Cap Value Fund was organized in 1931 and commenced operations on May 6, 1931. Prior to March 1, 2004, Harris Associates Large Cap Value Fund was named "Harris Associates Growth and Income Fund".

     IXIS Advisor Funds Trust III is registered with the SEC as an open-end management investment company and is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to a Declaration of Trust dated August 22, 1995, as amended. Each series of the Trust (except Harris Associated Focused Value Fund) is diversified. The name of the Trust has changed several times since its organization as noted below:



Trust Name                     Date
----------                     ----
New England Funds Trust III    August 1995 to January 2000
Nvest Funds Trust III          January 2000 to April 2001
CDC Nvest Funds Trust III      May 2001 to April 2005
IXIS Advisors Funds Trust IV   May 2005 to present



     IXIS Advisor Funds Trust III has three (3) portfolios. Harris Associates Focused Value Fund was organized in 2001 and commenced operations March 15, 2001. IXIS Moderate Diversified Portfolio commenced operations on July 15, 2004. Prior to May 1, 2005, IXIS Moderate Diversified Portfolio was named "CDC IXIS Moderate Diversified Portfolio". IXIS Equity Diversified Portfolio commenced operations on January 31, 2005.

     IXIS Advisor Funds Trust IV is registered with the SEC as an open-end management investment company and is organized as a Massachusetts business trust under the laws of Massachusetts by a Declaration of Trust dated March 17, 2000, as amended, and is a "series" company as described in Section 18(f)(2) of the 1940 Act. Each series of the Trust is diversified. The name of the Trust has changed several times since its organization as noted below:



Trust Name                      Date
----------                      ----
Nvest Companies Trust I         March 2000 to April 2001

CDC Nvest Companies Trust I     May 2001 to April 2005
IXIS Advisors Funds Trust III   May 2005 to present



     IXIS Advisor Funds Trust IV has one portfolio, the AEW Real Estate Fund, which commenced operations on September 1, 2000.


     The Declarations of Trust of IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III and IXIS Advisor Funds Trust IV permit each Trust's Trustees to issue an unlimited number of full and fractional shares of each series. Each Fund is represented by a particular series of shares. The Declarations of Trust further permit each Trust's Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as each Trust's Board of Trustees may determine. When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by the respective Trust's Board of Trustees and to cast a vote for each share you own at shareholder meetings. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of the Fund are entitled to share pro rata in the net assets attributable to that class of shares of the Fund available for distribution to shareholders. The Declarations of Trust also permit the Board of Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.


     The shares of all the Funds (except as noted in this Statement and in each of the Fund's Prospectuses) are divided into four classes: Class A, Class B, Class C and Class Y. Each Fund offers such classes of shares as set forth in such Fund's Prospectuses. As disclosed in the prospectus, not every Fund offers each class of shares. Class Y shares are available for purchase only by certain eligible investors and have higher minimum purchase requirements than Classes A, B and C. All expenses of each Fund (including advisory and subadvisory fees but excluding class specific expenses such as transfer agency fees and expenses of printing and mailing Prospectuses to shareholders ("Other Expenses")) are borne by its Classes A, B, C and Y shares on a pro rata basis, except for 12b-1 fees, which are borne only by Classes A, B and C and may be charged at a separate rate to each such class. Other Expenses of Classes A, B and C are borne by such classes on a pro rata basis, but Other Expenses relating to the Class Y shares may be allocated separately to the Class Y shares. The multiple class structure could be terminated should certain IRS rulings or SEC regulatory positions be rescinded or modified.


     The assets received by each class of a Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of the creditors, are allocated to, and constitute the underlying assets of, that class of a Fund. The underlying assets of each class of a Fund are segregated and are charged with the expenses with respect to that class of a Fund and with a share of the general expenses of the relevant trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of a Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of each Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all of the Funds in a Trust.

     The Declarations of Trust also permit each Trust's Board of Trustees, without shareholder approval, to subdivide any Fund or series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. Each Trust's Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or, with shareholder approval, merge two or more existing series or classes.

     The Declarations of Trust provide for the perpetual existence of the Trusts. Any Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. Similarly, any class within a Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. Each Declaration of Trust further provides that the Board of Trustees may also without shareholder approval terminate the relevant Trust or Fund upon written notice to its shareholders.

Voting Rights

     Shareholders of all Funds other than the AEW Real Estate Fund are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) in the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

Shareholders of the AEW Real Estate Fund are entitled to one full vote for each dollar of net asset value (number of shares owned multiplied by net asset value per share) of the Fund, and each fractional dollar amount shall be entitled to a proportionate fractional vote.

     All classes of shares of the Funds have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that class. Matters submitted to shareholder vote will be approved by each series separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the matter does not affect all series, then only shareholders of the series affected shall be entitled to vote on the matter. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on most other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.


     There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) a Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on the Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filing such vacancy by other means, at least two-thirds of the trustees holding office shall have been elected by the shareholders. However, a shareholder meeting for the purposes of electing trustees and to vote on changes to each Declaration of Trust is currently scheduled for June 2005. Trustees may also be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with a Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.


     Upon written request by ten or more holders of shares who have been such for at least six months and who hold shares having a net asset value of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trusts have undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

     Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

     No amendment may be made to a Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the relevant Trust except (i) to change the Trust's or a Fund's name or to make changes of a technical nature in the Declaration of Trust, (ii) to establish and designate new series or classes of Trust shares and (iii) to establish, designate or modify new and existing series or classes of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations. If one or more new series of a Trust is established and designated by the trustees, the shareholders having beneficial interests in the Funds described in this Statement shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the other Funds.

Shareholder and Trustee Liability

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Trust. However, the Declarations of Trust disclaim shareholder liability for acts or obligations of a Trust and require that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or the trustees. The Declarations of Trust provide for indemnification out of each Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.


     The Declarations of Trust further provide that the relevant Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of each Trust provide for indemnification by the Trust of trustees and officers of the relevant Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Each Trust offers only its own Fund's or Funds' shares for sale, but it is possible that a Trust might become liable for any misstatements in a Prospectus that relate to another Trust. The trustees of each Trust have considered this possible liability and approved the use of the combined Prospectus for Funds of the Trusts.


Code of Ethics


     The Funds, their advisers and subadvisers, and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit employees to invest in securities for their own accounts, under certain circumstances, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.


Proxy Voting Policies


     The Board of Trustees of the Funds has adopted the Proxy Voting Policy and Guidelines (the "Guidelines") for the voting of proxies for securities held by any Funds. Under the Guidelines, the responsibility for voting proxies generally is delegated to a Funds' investment adviser or subadviser(s). Under the Guidelines, decisions regarding the voting of proxies are to be made solely in the interest of the Fund and its shareholders. An adviser or subadviser shall exercise its fiduciary responsibilities to vote proxies with respect to a Fund's investments that are managed by that adviser or subadviser in a prudent manner in accordance with the Guidelines and the proxy voting policies of the adviser or subadviser. Proposals that, in the opinion of the adviser or subadviser, are in the best interests of shareholders are generally voted "for" and proposals that, in the judgment of the adviser or subadviser, are not in the best interests of shareholders are generally voted "against". The adviser or subadviser is responsible for maintaining certain records and reporting to the Audit Committee of the Trusts in connection with the voting of proxies. The adviser or subadviser shall make available to the Fund and the Fund's administrator the records and information maintained by the adviser or subadviser under the Guidelines.

     Information regarding how the Funds voted proxies related to their respective portfolio securities during the 12-month period ended June 30th is available (i) through the Funds' website at www.ixisadvisorfunds.com and (ii) on the SEC's website at www.sec.gov.

IXIS Advisors. Generally, proxy voting responsibilities and authority are delegated to a Fund's subadviser. In situations where IXIS Advisors retains proxy voting authority, it follows the following guidelines. IXIS Advisors has a fiduciary responsibility to exercise voting authority over securities held in client portfolios. Decisions regarding the voting of proxies shall be made solely in the interest of each client account advised by IXIS Advisors with the exclusive purpose being to provide benefits to clients by considering those factors that affect the value of their securities.


IXIS Advisors utilizes the services of a third party proxy service provider ("Proxy Service Provider"), a proxy-voting agent. The Proxy Service Provider may maintain records, provide reports, develop models and research, and vote proxies in accordance with instructions and guidelines provided by IXIS Advisors. These instructions and guidelines shall be consistent with the Proxy Voting Policy of IXIS Advisors, which generally votes "for" proposals that, in the judgment of IXIS Advisors, would serve to enhance shareholder value, and generally votes "against" proposals that, in the judgment of IXIS Advisors, would impair shareholder value.

     These instructions and guidelines direct the proxy-voting agent, on behalf of IXIS Advisors and those clients for which IXIS Advisors has retained investment discretion, to vote for or against specific types of routine proposals, while generally reserving other non-routine proposals for IXIS Advisors to decide on a case-by-case basis.

     With respect to proposals to be decided by IXIS Advisors on a case-by-case basis, the Chairman of the Separate Account Investment Committee (the "Committee") has the responsibility to determine how the proxies should be voted and for directing the proxy-voting agent to vote accordingly. In all cases the Chairman will endeavor to vote each proxy in the interests of client accounts. The Committee shall review proxy-voting policies on an annual basis.

AEW. AEW utilizes the services of a third party proxy service provider to assist in voting proxies. When voting proxies and responding to tender offers, AEW acts prudently, solely in the best interest of its clients, and for the exclusive purpose of maximizing value to its clients. AEW takes reasonable steps under the circumstances to assure that it has actually received all of the proxies for which it has voting authority. AEW considers those factors that would affect the value of its clients' investments and may not, unless specifically directed to do so by a client, consider unrelated objectives, such as social considerations. In the event of any conflict of interest involving any proxy vote, AEW will vote in accordance with recommendations provided by an independent party proxy service provider.

CGM. CGM utilizes the services of a third party proxy service provider to assist in voting proxies. CGM's policy is to vote - not abstain from voting - on all issues presented on portfolio securities held for our advisory clients. All issues presented for security holder vote are considered from an investment point of view and voted in the best investment interests of the beneficial owners of the account holding the securities that are being voted, with the goal of maximizing the long-term value of the account.

     Proxies generally are voted by the investment manager responsible for the account holding the securities to be voted (the "manager"), under the supervision of the CGM Proxy Committee (the "Proxy Committee"). Managers may, but are not required to, consult with the Proxy Committee on how to vote particular proxies. Managers are required to follow any definitive determination by the Proxy Committee to vote a proxy in a particular manner.

     Where CGM has been directed to vote in a particular manner by a client, pursuant to a contractual obligation with that client or a specific direction from the client as to a particular proxy vote, the applicable manager will vote the proxy in the manner directed by the client, subject to any contrary determination by the Proxy Committee. Generally, proxies covering routine matters are voted in favor of management proposals, subject, in each case, to the duty to act solely in the best interest of the beneficial owners of accounts holding the securities that are being voted. Proxy items involving non-routine issues generally will be voted as recommended by management, but will be voted against management if the manager responsible for voting the proxy believes that the management recommendation is not in the best interest of the beneficial owners of accounts holding the securities that are being voted.

     The Proxy Committee shall consider all potential conflicts of interest brought to its attention, and will determine whether there exists a material conflict of interest with respect to the proxies in question. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence CGM's decision-making in voting the proxy. Where it is deemed that a material conflict of interest does not exist, the relevant manager may vote such proxy, subject to the duty to act solely in the best interest of the beneficial owners of accounts holding the securities that are being voted.

     Where is it determined by the Proxy Committee that a material conflict of interest does exist, the material conflict shall be disclosed to the applicable client and their consent shall be solicited on whether the proxy may be voted in the manner recommended by CGM. If the client does consent, then the proxy shall be voted in such a manner. If the client does not consent, the proxy shall (i) be voted in the manner directed by the client, or, lacking such direction, (ii) not be voted.


Hansberger. Hansberger utilizes the services of a third party proxy service provider ("Proxy Service Provider") to assist in voting proxies. The Proxy Service Provider is a premier proxy research, advisory, voting and vote-reporting service that specializes in global proxy voting. The Proxy Service Provider's primary function with respect to Hansberger is to apprise Hansberger of shareholder meeting dates of all securities holdings, translate proxy materials received from companies, provide associated research and provide considerations and recommendations for voting on particular proxy proposals. Although Hansberger may consider the Proxy Service Provider's and others' recommendations on proxy issues, Hansberger bears ultimate responsibility for proxy voting decisions.

     Hansberger takes reasonable steps under the circumstances to ensure that proxies are received and voted in the best interest of its clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts. The financial interest of the clients is the primary consideration in determining how proxies should be voted. In the case of social and political responsibility issues that in Hansberger's view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of our clients and, thus, unless a client has provided other instructions, Hansberger generally votes in accordance with the recommendations of Proxy Service Provider on these issues, although, on occasion Hansberger abstains from voting on these issues. When making proxy-voting decisions, Hansberger generally adheres to its Proxy Voting Guidelines (the "Guidelines"), as revised from time to time. The Guidelines, which have been developed with reference to the positions of the Proxy Service Provider, set forth Hansberger's positions on recurring issues and criteria for addressing non-recurring issues and incorporates many of the Proxy Service Provider's standard operating policies.

     From time to time, proxy voting proposals may raise conflicts between the interests of Hansberger's clients and the interests of Hansberger and its employees. Hansberger takes certain steps designed to ensure a decision to vote the proxies that was based on the clients' best interest and was not the product of the conflict. Hansberger's Proxy Voting Committee is primarily responsible for monitoring and resolving possible material conflicts with respect to proxy voting. Any portfolio manager or research analyst with knowledge of a personal conflict of interest relating to a particular matter is required to disclose that conflict to the Chief Compliance Officer and may be required to recuse him or herself from the proxy voting process. Issues raising possible conflicts of interest are referred to the Proxy Voting Committee for resolution. Application of the Guidelines or voting in accordance with the Proxy Service Provider's vote recommendation should, in most cases, adequately address any possible conflicts of interest.

Harris Associates. Harris Associates' Proxy Committee has established a number of proxy voting guidelines on various issues of concern to investors. Harris Associates will normally vote proxies in accordance with these guidelines unless the Proxy Committee determines that it is in the best economic interests of shareholders to vote contrary to the guidelines. Harris Associates voting guidelines generally address issues related to boards of directors, auditors, equity based compensation plans, and shareholder rights.

     The Proxy Committee, in consultation with Harris Associates' legal and compliance departments, will monitor and resolve any potential conflicts of interest with respect to proxy voting. A conflict of interest might exist, for example, when an issuer who is soliciting proxy votes also has a client relationship with Harris Associates, when a client of Harris Associates is involved in a proxy contest (such as a corporate director), or when an employee of Harris Associates has a personal interest in a proxy matter. When a conflict of interest arises, in order to insure that proxies are voted solely in the best interests of our clients as shareholders, Harris Associates will vote in accordance with either our written guidelines or the recommendation of an independent third-party voting service. If Harris Associates believes that voting in accordance with the guidelines or the recommendation of the proxy voting service would not be in the collective best interests of shareholders, our Proxy Voting Conflicts Committee will determine how shares should be voted.

Loomis Sayles. Loomis Sayles uses the services of third parties ("Proxy Voting Service(s)"), to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. Each Proxy Voting Service has a copy of Loomis Sayles' proxy voting procedures ("Procedures") and provides vote recommendations and/or analysis to Loomis Sayles based on Loomis Sayles' Procedures and the Proxy Voting

Service's own research. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Services unless the Proxy Committee determines that the client's best interests are served by voting otherwise.

     All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security, and will be voted in the best investment interests of the client. All routine for and against issues will be voted according to Loomis Sayles' policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security. Loomis Sayles' Proxy Committee has established these routine policies in what it believes are the best investment interests of Loomis Sayles' clients.

     The specific responsibilities of the Proxy Committee, include, (1) developing, authorizing, implementing and updating the Procedures, including an annual review of the Procedures, existing voting guidelines and the proxy voting process in general, (2) oversight of the proxy voting process including oversight of the vote on proposals according to the predetermined policies in the voting guidelines, directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration, and consultation with the portfolio managers and analysts for the accounts holding the security when necessary or appropriate and, (3) engagement and oversight of third-party vendors, including Proxy Voting Services.

     Loomis Sayles has established several policies to ensure that proxy votes are voted in its clients' best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in the Procedures. Second, where these Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Services' recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Services' recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

Mercury Advisors. Mercury Advisors utilizes the services of a third party proxy service provider ("Proxy Service Provider") to assist in voting proxies. The Proxy Service Provider is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to Mercury Advisors include in-depth research, voting recommendations (although Mercury Advisors is not obligated to follow such recommendations), vote execution, and recordkeeping. The Proxy Service Provider will also assist the Fund in fulfilling its reporting and recordkeeping obligations.

     Mercury Advisors has adopted policies and procedures ("Proxy Voting Procedures") with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including a Fund for which it acts as a subadviser. Pursuant to these Proxy Voting Procedures, Mercury Advisors' primary objective when voting proxies is to make proxy voting decisions solely in the best interests of each Fund and its shareholders, and to act in a manner that Mercury Advisors believes is most likely to enhance the economic value of the securities held by the Fund. The Proxy Voting Procedures are designed to ensure that that Mercury Advisors considers the interests of its clients, including the Funds, and not the interests of Mercury Advisors, when voting proxies and that real (or perceived) material conflicts that may arise between Mercury Advisors' interest and those of its clients are properly addressed and resolved.

     In order to implement the Proxy Voting Procedures, Mercury Advisors has formed a Proxy Voting Committee (the "Committee"). The Committee determines how to vote the proxies of all clients, including a Fund, that have delegated proxy voting authority to Mercury Advisors and seeks to ensure that all votes are consistent with the best interests of those clients and are free from unwarranted and inappropriate influences. The Committee establishes general proxy voting policies for Mercury Advisors and is responsible for determining how those policies are applied to specific proxy votes, in light of each issuer's unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternate actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated policies. In addition, the Committee will be responsible for ensuring that all reporting and recordkeeping requirements related to proxy voting are fulfilled.

     From time to time, Mercury Advisors may be required to vote proxies in respect of an issuer where an affiliate of Mercury Advisors (each, an "Affiliate"), or a money management or other client of Mercury Advisors (each, a "Client") is involved. The Proxy Voting Procedures and Mercury Advisors' adherence to those procedures are designed to address such conflicts of interest. The Committee intends to strictly adhere to the Proxy Voting Procedures in all proxy matters, including matters involving Affiliates and Clients. If, however, an issue representing a non-routine matter that is material to an Affiliate or a widely known Client is involved such that the Committee does not reasonably believe it is able to follow its guidelines (or if the particular proxy matter is not addressed by the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of Mercury Advisors' clients.

Reich & Tang. Reich & Tang has adopted Proxy Voting Policies and Procedures that are designed to ensure that it votes proxies with respect to client securities in the best interests of its clients. The Procedures also require that Reich & Tang identify and address conflicts of interest between Reich & Tang and its clients. If a material conflict of interest exists, Reich & Tang will determine whether voting in accordance with the guidelines set forth in the Procedures is in the best interests of the client or take some other appropriate action. Reich & Tang generally votes in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated).

Generally, Reich & Tang will vote against proposals that make it more difficult to replace members of a board of directors. For all other proposals, Reich & Tang will determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others: (i) whether the proposal was recommended by management and Reich & Tang's opinion of management;
(ii) whether the proposal acts to entrench existing management; and (iii) whether the proposal fairly compensates management for past and future performance.

Vaughan Nelson. Vaughan Nelson utilizes the services of a third party proxy service provider ("Proxy Service Provider") to assist in voting proxies. Vaughan Nelson undertakes to vote all client proxies in a manner reasonably expected to ensure the client's best interest is upheld and in a manner that does not subrogate the client's best interest to that of Vaughan Nelson's in instances where a material conflict exists. Vaughan Nelson has created a Proxy Voting Guideline ("Guideline") believed to be in the best interest of clients relating to common and recurring issues found within proxy voting material. The Guideline is the work product of Vaughan Nelson's Investment Committee and it considers the nature of the firm's business, the types of securities being managed and other sources of information including, but not limited to, research provided by an independent research firm, internal research, published information on corporate governance and experience. The Guideline helps to ensure voting consistency on issues common amongst issuers and to serve as evidence that a vote was not the product of a conflict of interest but rather a vote in accordance with a pre-determined policy. However, in many recurring and common proxy issues a "blanket voting approach" cannot be applied. In these instances the Guideline indicates that such issues will be addressed on a case-by-case basis in consultation with a portfolio manager to determine how to vote the issue in the client's best interest.

     In executing its duty to vote proxies for the client, a material conflict of interest may arise. Vaughan Nelson does not envision a large number of situations where a conflict of interest would exist, if any, between it and the client given the nature of its business, client base, relationships, the types of securities managed and the fact Vaughan Nelson is not affiliated with an investment banking or similar firm. Notwithstanding, if a conflict of interest arises Vaughan Nelson will undertake to vote the proxy or proxy issue in the client's continued best interest. This will be accomplished by either casting the vote in accordance with the Guideline, if the application of such policy to the issue at hand involves little discretion on Vaughan Nelson's part, or casting the vote as indicated by the independent third-party research firm.

     Finally, there may be circumstances or situations that may preclude or limit the manner in which a proxy is voted. These may include: 1) Mutual funds - whereby voting may be controlled by restrictions within the fund or the actions of authorized persons, 2) International Securities - whereby the perceived benefit of voting an international proxy does not outweigh the anticipated costs of doing so, 3) New Accounts - instances where security holdings assumed will be sold in the near term thereby limiting any benefit to be obtained by a vote of proxy material, or 4) Unsupervised Securities - where the firm does not have a basis on which to offer advice.

Westpeak. Westpeak's proxy voting activities are carried out under the direction of its Proxy Committee, which consists of at least three Westpeak officers. The Proxy Committee has established a comprehensive set of Proxy Voting Guidelines that is implemented by Westpeak's proxy voting agent. These guidelines identify many types of proposals commonly presented to shareholders, and reflect the Proxy Committee's general views as to how best to further the economic interest of Westpeak's clients. The Proxy Voting Guidelines include a brief summary of the rationale for each guideline.

     The voting agent analyzes each proxy issue using the Proxy Voting Guidelines. Since issues affecting the exercise of voting rights are not normally addressed in Westpeak's quantitative investment process, the Proxy Committee generally determines to vote all shares in accordance with the Proxy Voting Guidelines. The Proxy Committee may determine to vote shares contrary to the Proxy Voting Guidelines, but will only do so at a client's specific direction or if it believes that voting in such manner is in the best interests of Westpeak's clients.

     Certain types of proposals may not be contemplated by Westpeak's Proxy Voting Guidelines. In addition, Westpeak has identified a limited number of proposal types where the stringency of a pre-set guideline is not appropriate. These issues are reviewed by Westpeak's Proxy Committee and voted on a case-by-case basis in a manner Westpeak believes to be in the best interests of its clients.

     It is possible that actual or apparent conflicts may arise between Westpeak's interests and those of Westpeak's clients in connection with the voting of proxies. To help ensure that all proxies are voted in the best interests of Westpeak's clients, Westpeak's Chief Compliance Officer reviews each case where the Proxy Committee exercises discretion on a case-by-case basis (i.e., where a proposal is not contemplated by Westpeak's Proxy Voting Guidelines, where the Proxy Voting Guidelines specifically require a case-by-case determination, or where the Proxy Committee determines to vote contrary to Westpeak's Proxy Voting Guidelines), for material conflicts of interest. To facilitate this process, in each case where the Proxy Committee exercises discretion on a case-by-case basis, the Proxy Committee members are directed to disclose to the Chief Compliance Officer if they have knowledge of any actual or apparent conflict of interest involving Westpeak, Westpeak's affiliates, or their respective officers, directors or employees, in connection with such proxy.

     It is Westpeak's policy that its investment decisions on behalf of clients shall not be influenced in any way by Westpeak's affiliates' client interests. This policy extends to Westpeak's voting of proxies on behalf of its clients. If Westpeak's Chief Compliance Officer determines that a material conflict of interest exists with respect to a proxy, Westpeak may (i) notify the affected client of the conflict and seek such clients' proxy voting directions on the matter, (ii) seek voting instructions from an independent third party, or (iii) vote the proxies without seeking instructions from the client or an independent third party, provided that the basis for Westpeak's conclusion that the proxies were voted in the best interests of clients is documented in writing.

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                               PORTFOLIO TURNOVER
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     A Fund's portfolio turnover rate for a fiscal year is calculated by dividing the lesser of purchases or sales of portfolio securities, excluding securities having maturity dates at acquisition of one year or less, for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds, thereby decreasing the Funds' total return. The portfolio turnover rate for the fiscal year ended December 31, 2003 was significantly higher for the Focused Value Fund compared to the prior fiscal year because the lower turnover rate for the previous fiscal year was below normal. The portfolio turnover for the fiscal year ended December 31, 2003 is in line with the normal management of the Focused Value Fund. The portfolio turnover for the fiscal year ended December 31, 2003 was significantly lower for the AEW Real Estate

Fund compared to the prior fiscal year due to, among other things, a 50% increase in net inflows to the Fund. The portfolio turnover for the fiscal year ended December 31, 2003 was significantly lower for the Large Cap Value Fund compared to the prior fiscal year because the portfolio turnover for the previous fiscal year was inflated due to initial portfolio construction. The portfolio turnover for the fiscal year ended December 31, 2003 reflects the normal management of the Large Cap Value Fund. It is impossible to predict with certainty whether future portfolio turnover rates will be higher or lower than those experienced during past periods.


     Generally, each Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when an adviser or subadviser believes that portfolio changes are appropriate.

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                         PORTFOLIO HOLDINGS INFORMATION
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     The Funds have adopted policies to limit the disclosure of confidential portfolio holdings information and to ensure equal access to such information, except in certain circumstances as approved by the Board of Trustees. Generally, portfolio holdings information will not be disclosed until it is first posted on the Funds' website at www.ixisadvisorfunds.com. Generally, portfolio holdings information will not be posted until it is aged for at least 30 days. Any holdings information that is released must clearly indicate the date of the information, and must state that due to active management, the Fund may or may not still invest in the securities listed. Portfolio characteristics, such as industry/sector breakdown, current yield, quality breakdown, duration, average price-earnings ratio and other similar information may be provided on a current basis. However, portfolio characteristics do not include references to specific portfolio holdings.



     The Board of Trustees has approved exceptions to the general policy on the sharing of portfolio holdings information as in the best interests of the Funds:

(1) Disclosure of portfolio holdings posted on the Funds' website provided that information is shared no sooner than the next day following the day on which the information is posted.

(2) Disclosure to firms offering industry-wide services, provided that the firm has entered into a confidentiality agreement with the Funds, their principal underwriter or an affiliate of the Funds' principal underwriter. Entities that receive information pursuant to this exception include Lipper (quarterly disclosure of full portfolio holdings, provided 5 days after calendar quarter-end); and Vestek (daily disclosure of full portfolio holdings, provided next business day);

(3) Disclosure to SG Constellation, as part of the Class B share financing program and subject to an agreement to protect the confidentiality and limit the use of the information except for the purposes provided (full portfolio holdings provided weekly);

(4) Disclosure to ADP Investor Communication Services, Inc. as part of the proxy voting recordkeeping services provided to the Funds, and to vendors that provide proxy services, including proxy voting administration and research services, to advisers and subadvisers of the Funds (portfolio holdings of issuers as of record date for shareholder meetings);

(5) Disclosure to employees of the Funds' advisers, subadvisers, principal underwriter, administrator, custodian and fund accounting agent, as well as to broker dealers executing portfolio transactions for the Funds, provided that such disclosure is made for bona fide business purposes; and

(6) Other disclosures made for non-investment purposes, but only if approved in writing in advance by an officer of the Funds. Such exceptions will be reported to the Board of Trustees.

    With respect to (6) above, approval will be granted only when the officer determines that the Fund has a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this SAI, the only entity that receives information pursuant to this exception is Evare LLC (daily disclosure of full portfolio holdings) for the purpose of performing certain electronic reconciliations with respect to the Hansberger International Fund and the Hansberger subadvised disciplines of the IXIS Moderate Diversified Portfolio and the IXIS Equity Diversified Portfolio. The Funds' Board of Trustees exercises oversight of the disclosure of the Funds' portfolio holdings by reviewing, on a quarterly basis, persons or entities receiving such disclosure. Notwithstanding the above, there is no assurance that the Funds' policies on the sharing of portfolio holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of that information.


     The Funds' policies expressly prohibit the sharing of portfolio holdings information if the Fund, its adviser and/or subadviser, or any other affiliated party receives compensation or other consideration in connection with such arrangement. The term "consideration" includes any agreement to maintain assets in a Fund or in other funds or accounts managed by the Fund's adviser and/or subadviser or by any affiliated person of the adviser and/or subadviser.


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                                HOW TO BUY SHARES
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     The procedures for purchasing shares of the Funds are summarized in the Prospectuses. All purchases made by check should be in U.S. dollars and made payable to IXIS Advisor Funds.

     For purchase of Fund shares by mail, the settlement date is the first business day after receipt of the check by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange (the "Exchange") on a day when the Exchange is open; otherwise the settlement date is the following business day. For telephone orders, the settlement date is the third business day after the order is made.

     Shares may also be purchased either in writing, by phone (except for Class Y shares), by electronic funds transfer using Automated Clearing House ("ACH"), or by exchange as described in the Prospectuses through firms that are members of the NASD and that have selling agreements with the Distributor. You may also use IXIS Advisor Funds Personal Access Line(R) (800-225-5478, press 1) or IXIS Advisor Funds Web site (www.ixisadvisorfunds.com) to purchase Fund shares (except for Class Y shares). For more information, see the section "Shareholder Services" in this Statement.

     A shareholder may purchase additional shares electronically through the ACH system so long as the shareholder's bank or credit union is a member of the ACH system and the shareholder has a completed, approved ACH application on file. Banks may charge a fee for transmitting funds by wire. With respect to shares purchased by federal funds, shareholders should bear in mind that wire transfers may take two or more hours to complete.

     The Distributor may at its discretion, for existing clients, accept a telephone order for the purchase of $5,000 or more of a Fund's Class A, B and C shares. Payment must be received by the Distributor within three business days following the transaction date or the order will be subject to cancellation. Telephone orders must be placed through the Distributor or your investment dealer.

     At the discretion of the Distributor, Bank Trust Departments or Trust Companies may also be eligible for investment in Class Y shares at a reduced minimum, subject to certain conditions including a requirement to meet the minimum investment balance within a specified time period. Please contact the Distributor at 800-225-5478 for more information.

     If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules as summarized in the Prospectus may apply.

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                    NET ASSET VALUE AND PUBLIC OFFERING PRICE
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     The method for determining the public offering price and net asset value per share is summarized in the Prospectus.


     The total net asset value of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. In addition, in IXIS Advisors' or Loomis

Sayles' discretion, a Fund's shares may be priced on a day the Exchange is closed for trading if IXIS Advisors or Loomis Sayles determines that it is advisable to do so based primarily upon factors such as whether (i) there has been enough trading in that Fund's portfolio securities to materially affect the net asset value of the Fund's shares and (ii) whether in IXIS Advisors' or Loomis Sayles' view sufficient information (e.g., prices reported by pricing services) is available for the Fund's shares to be priced. For example, the Funds may price their shares on days on which the Exchange is closed but the NASDAQ stock market or the fixed income markets are open for trading. The Funds do not expect to price their shares on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Securities listed on a national securities exchange or on the NASDAQ National Market System are valued at market price (generally, their last sale price, or, if there is no reported sale during the day, the last reported bid price estimated by a broker, although "market price" for securities traded on NASDAQ will generally be considered to be the NASDAQ Official Closing Price.) Unlisted securities traded in the over-the-counter market are valued at the last reported bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make a market in the securities. U.S. government securities are traded in the over-the-counter market. Options, interest rate futures and options thereon that are traded on exchanges are valued at their last sale price as of the close of such exchanges. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board.

     Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the Exchange. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the Exchange, generally 4:00 p.m. Eastern time, when the Funds compute the net asset value of their shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events will not be reflected in the computation of a Fund's net asset value. If, in the determination of the Board of Trustees or persons acting at their direction, events materially affecting the value of a Fund's securities occur during such period, then these securities may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund's net asset value is calculated.

     Because of fair value pricing, as described in the prospectus under for "Securities traded on foreign exchanges" and "All other securities," securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that a fund might reasonable expect to receive from a current sale of the security in the ordinary course of business). The Funds may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the Exchange. This may include situations relating to a single issues (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets.)


     Trading in some of the portfolio securities of some of the Funds takes place in various markets outside the United States on days and at times other than when the Exchange is open for trading. Therefore, the calculation of these Funds' net asset value does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Fund's portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.

     The per share net asset value of a class of a Fund's shares is computed by dividing the number of shares outstanding into the total net asset value attributable to such class. The public offering price of a Class A share of a Fund is the net asset value per share next-determined after a properly completed purchase order is accepted by IXIS Services or State Street Bank, plus a sales charge as set forth in the Fund's Prospectus. The public offering price of a

Class B, C or Y share of a Fund is the next-determined net asset value.

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                              REDUCED SALES CHARGES
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     The following special purchase plans are summarized in the Prospectuses and are described in greater detail below. Investors should note that in many cases, the Broker, and not the Funds, is responsible for ensuring that the investor receives current discounts.

     If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure you obtain the proper "breakpoint" discount. In order to reduce your sales charge, it will be necessary at the time of purchase to inform the Fund and your financial intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor's account.

     You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold Fund shares, including accounts with other financial intermediaries, and your family members' accounts, in order to verify your eligibility for the reduced sales charge.

     Cumulative Purchase Discount. A Fund shareholder may make an initial or an additional purchase of Class A shares and be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder's "total investment" in the Fund reaches the breakpoint for a reduced sales charge in the table under "How Sales Charges Are Calculated - Class A shares" in the Prospectus. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all series and classes of shares of the IXIS Advisor Funds held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of one or more Funds or other of the IXIS Advisor Funds with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of another Fund, IXIS Advisor Fund, or Loomis Sayles Fund, the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.

     Letter of Intent. A Letter of Intent (a "Letter"), which can be effected at any time, is a privilege available to investors that reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $50,000, $100,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder's intended aggregate purchases of all series and classes of the Trusts over a defined 13-month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.

     A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time. The effective date of a Letter is the date it is received in good order by the Distributor, or, if communicated by a telephone exchange or order, at the date of telephoning provided a signed Letter, in good order, reaches the Distributor within five business days.

     A reduced sales charge is available for aggregate purchases of all series and classes of shares of the Trusts pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the effective date of the Letter, the account will be credited with the Rights of Accumulation ("ROA") towards the breakpoint level that will be reached upon the completion of the 13 months' purchases. The ROA credit is the value of all shares held as of the effective dates of the Letter based on the "public offering price computed on such date."

     The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any accounts with the Trusts held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

     State Street Bank will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the commitment stated in the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to State Street Bank the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes State Street Bank to redeem escrowed shares in the amount necessary to make up the difference in sales charges. Reinvested dividends and distributions are not included in determining whether the Letter has been completed.


     Combining Accounts. Purchases of all series and classes of the IXIS Advisor Funds (excluding the IXIS Cash Management Trust - Money Market Series (the "Money Market Fund") unless the shares were purchased through an exchange with another IXIS Advisor Fund) by or for an investor, the investor's spouse, parents, children, siblings, in-laws, grandparents or grandchildren and any other account of the investor, including sole proprietorships, in any Trust may be treated as purchases by a single individual for purposes of determining the availability of a reduced sales charge. Purchases for a single trust estate or a single fiduciary account may also be treated as purchases by a single individual for this purpose, as may purchases on behalf of a participant in a tax-qualified retirement plan and other employee benefit plans, provided that the investor is the sole participant in the plan. Any other group of individuals acceptable to the Distributor may also combine accounts for such purpose. The values of all accounts are combined to determine the sales charge.


     Combining with Other Series and Classes of the IXIS Advisor Funds. A shareholder's total investment for purposes of the cumulative purchase discount includes the value at the current public offering price of any shares of series and classes of the Trusts that the shareholder owns (which excludes shares of the Money Market Fund unless such shares were purchased by exchanging shares of any other IXIS Advisor Fund). Shares owned by persons described in the preceding paragraph may also be included.

     Clients of the Adviser. No front-end sales charge or CDSC applies to investments of $25,000 or more in Class A shares by (1) clients of an adviser to any series of the Trusts; any director, officer or partner of a client of an adviser to any series of the Trusts; or the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser to any series of the Trusts if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser to any series of the Trusts. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase.

     Eligible Governmental Authorities. There is no sales charge or CDSC related to investments in Class A shares by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

     Investment Advisory Accounts. Class A shares of any Fund may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b), 401(k) and 457 of the Code and "rabbi trusts." Investors may be charged a fee if they effect transactions through a broker or agent.

     Certain Broker-Dealers and Financial Services Organizations. Class A shares of any Fund also may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may also receive compensation based upon the average value of the Fund shares held by their customers. This compensation may be paid by IXIS Advisors, or its affiliates out of their own assets, and/or be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees.

     Certain Retirement Plans. Class A shares of the Funds are available at net asset value for investments by participant-directed 401(a) and 401(k) plans that have $1 million or more in total plan assets or 100 or more eligible employees or by retirement plans whose third party administrator or dealer has entered into a service agreement with the Distributor and which may be subject to certain operational and minimum size requirements specified from time to time by the Distributor. The Distributor may pay compensation to such third party administrators or dealers. This compensation may be paid indirectly by the Fund in the form of service and/or distribution fees.

     Bank Trust Departments or Trust Companies. Class A shares of the Funds are available at net asset value for investments by non-discretionary and non-retirement accounts of bank trust departments or trust companies, but are unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

     Certain Accounts of Targeted Equity Fund. For accounts established prior to February 28, 1997, having a total investment value of between (and including) $25,000 and $49,000, a reduced sales charge of 5.50% of the offering price (or 5.82% of the net amount invested), with a dealer's concession of 4.25% as a percentage of offering price, will be charged on the sale of additional Class A shares of Targeted Equity Fund if the total investment value of Targeted Equity Fund account after such sale is between (and including) $25,000 and $49,000.

     The reduction or elimination of the sales charges in connection with special purchase plans described above reflects the absence or reduction of expenses associated with such sales.

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                              SHAREHOLDER SERVICES
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Open Accounts

     A shareholder's investment is automatically credited to an open account maintained for the shareholder by IXIS Services. Following each additional investment or redemption from the account initiated by an investor, a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, IXIS Services will send each shareholder a statement providing account information which may include federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. IXIS Services may charge a fee for providing duplicate information.

     The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for Class B, Class C or Class Y shares.

     The costs of maintaining the open account system are paid by the Funds and no direct charges are made to shareholders. Although the Funds have no present intention of making such direct charges to shareholders, they each reserve the right to do so. Shareholders will receive prior notice before any such charges are made.

Automatic Investment Plans (Classes A, B and C Shares)


     Subject to each Fund's investor eligibility requirements, investors may automatically invest in additional shares of a Fund on a monthly basis by authorizing the Distributor to draw checks on an investor's bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments and are forwarded to IXIS Services for investment in the Fund. A plan may be opened with an initial investment of $1,000 or more and thereafter regular monthly checks of $50 or more will be drawn on the investor's account. (Shareholders with accounts participating in the IXIS Advisor Funds' Investment Builder program prior to May 1, 2005 may continue to make subsequent purchases of $25 into those accounts.) The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. An Investment Builder application must be completed to open an automatic investment plan and may be obtained by calling the Distributor at 800-225-5478 or your investment dealer or by visiting our Website at www.ixisadvisorfunds.com.

     This program is voluntary and may be terminated at any time by IXIS Services upon notice to existing plan participants. The Investment Builder Program plan may be discontinued at any time by the investor by written notice to IXIS Services, which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to the shareholder at least thirty days prior to any payment date. State Street Bank is under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans and Other Plans Offering Tax Benefits (Classes A, B and C
Shares)

     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Funds or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations, i.e., 403(b) plans.


     The reduced minimum initial investment available to retirement plans and other plans offering tax benefits is referred to in the Prospectus. For these plans, initial investments in a Fund must be at least $1,000 for IRAs and Keogh plans using the IXIS Advisor Funds' prototype, at least $500 for IRAs and Coverdell Education Savings Accounts and at least $100 for any subsequent investments. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). These types of accounts may be subject to fees. Plan documents and further information can be obtained from the Distributor.


     Certain retirement plans may also be eligible to purchase Class Y shares. See the Prospectus relating to Class Y shares.

Systematic Withdrawal Plans (Classes A, B and C Shares)

     An investor owning a Fund's shares having a value of $10,000 or more at the current public offering price may establish a Systematic Withdrawal Plan ("Plan") providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. Please consult your investment dealer or the Distributor.

     A shareholder under a Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or (3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.

     In the case of shares subject to a CDSC, the amount or percentage you specify may not exceed 10% of the value, as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan. Withdrawals of Class B shares of a Fund under the Plan will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in your account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in your account. No CDSC applies to redemptions pursuant to the Plan.

     All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) at net asset value determined on the record date.

     Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, a shareholder should consider whether a Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Funds and the Distributor make no recommendations or representations in this regard. It may be appropriate for a shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Income Dividends, Capital Gains Distributions and Tax Status" or "Taxation of Funds" below for certain information as to federal income taxes.

     It may be disadvantageous for a shareholder to purchase on a regular basis additional Fund shares with a sales charge while redeeming shares under a Plan. Accordingly, the Funds and the Distributor do not recommend additional investments in Class A shares by a shareholder who has a withdrawal plan in effect and who would be subject to a sales load on such additional investments. IXIS Advisor Funds may modify or terminate this program at any time.

     Because of statutory restrictions this Plan is not available to pension or profit-sharing plans, IRAs or 403(b) plans that have State Street Bank as trustee.

Dividend Diversification Program

     You may also establish a Dividend Diversification Program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of another IXIS Advisor Fund, subject to the investor eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value (without a sales charge or CDSC) on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing Fund account and, if a new account in the purchased Fund is being established, the purchased Fund's minimum investment requirements must be met. Before establishing a Dividend Diversification Program into any other IXIS Advisor Fund, you must obtain and carefully read a copy of that Fund's Prospectus.

Exchange Privilege


     A shareholder may exchange the shares of any Fund for shares of the same class of an other IXIS Advisor Fund, Money Market Fund or series of Loomis Sayles Funds I or Loomis Sayles Funds II that offers that class (subject to the investor eligibility requirements, if any, of the fund into which the exchange is being made and any other limits on the sales of or exchanges into that fund) on the basis of relative net asset values at the time of the exchange without any sales charge. An exchange of shares in one fund for shares of another fund is a taxable event on which gain or loss may be recognized. In certain limited circumstances, the Distributor may waive the requirement that shareholders pay the difference between any sales charge already paid on their shares and the higher sales charge of the fund into which they are exchanging at the time of the exchange. When an exchange is made from the Class A, Class B or Class C shares of one Fund to the same class of shares of another Fund, the shares received by the shareholder in the exchange will have the same age characteristics as the shares exchanged. The age of the shares determines the expiration of the CDSC and, for the Class B shares, the conversion date. As stated above, if you own Class A, Class B or Class C shares, you may also elect to exchange your shares of any Fund for shares of the same class of the Money Market Fund. On all exchanges of Class A or C shares subject to a CDSC and Class B shares into the Money Market Fund, the exchange stops the aging period relating to the CDSC, and, for Class B shares only, relating to conversion to Class A shares. The aging period resumes only when an exchange is made back into Classes A, B and C shares of a Fund. Shareholders may also exchange their shares in the Money Market Fund for shares of the same class of any other IXIS Advisor Fund listed below, subject to those funds' eligibility requirements and sales charges. Class C shares in accounts of IXIS Cash Management Trust - Money Market Series may exchange into Class C shares of a IXIS Advisor Fund subject to its CDSC schedule. If you own Class Y shares, you may exchange those shares for Class Y shares of other Funds, for Institutional Class shares of any other series of Loomis Sayles Funds I or Loomis Sayles Funds II that offers Institutional Class shares, or for Class A shares of the Money Market Fund. These options are summarized in the Prospectuses. An exchange may be effected, provided that neither the registered name nor address of the accounts is different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to the Fund or IXIS Services at 800-225-5478 or (2) a written exchange request to the Fund or IXIS Services, P.O. Box 219579, Kansas City, MO 64121-9579. You must acknowledge receipt of a current Prospectus for a Fund before an exchange for that Fund can be effected. The minimum amount for an exchange is the minimum amount to open an account or the total net asset value of your account, whichever is less.


     Agents, general agents, directors and senior officers of New England Financial and its insurance company subsidiaries may, at the discretion of New England Financial, elect to exchange Class A shares of any series of the Trusts acquired in connection with deferred compensation plans offered by New England Financial for Class Y shares of any series of the Trusts which offers Class Y shares. To obtain a Prospectus and more information about Class Y shares, please call the Distributor toll free at 800-225-5478.

     Before requesting an exchange into any other IXIS Advisor Fund, Money Market Fund, or series of Loomis Sayles Funds I or Loomis Sayles Funds II, please read its prospectus carefully. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

     As indicated in the Prospectuses, certain Funds are subject to a redemption fee on exchanges.

The investment objectives of the IXIS Advisor Funds and Money Market Fund as set forth in their prospectuses are as follows:

Diversified Portfolios:

     IXIS Equity Diversified Portfolio seeks long-term capital appreciation.

     IXIS Moderate Diversified Portfolio seeks long-term capital appreciation with income as a secondary objective.

Equity Funds:

     AEW Real Estate Fund seeks to provide investors with above-average income and long-term growth of capital.


     IXIS U.S. Diversified Portfolio seeks long-term growth of capital.

     IXIS Value Fund seeks a reasonable, long-term investment return from a combination of market appreciation and dividend income from equity securities.


     CGM Advisor Targeted Equity Fund seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than that of the overall United States economy.

     Hansberger International Fund seeks long-term growth of capital.

     Harris Associates Focused Value Fund seeks long-term capital appreciation.

     Harris Associates Large Cap Value Fund seeks opportunities for long-term capital growth and income.

     Vaughan Nelson Small Cap Value Fund seeks capital appreciation.

     Westpeak Capital Growth Fund seeks long-term growth of capital.

As of December 31, 2004, the net assets of the IXIS Advisor Funds and the Money Market Fund totaled approximately $5.4 billion.

Automatic Exchange Plan (Classes A, B and C Shares)

     As described in the Prospectus following the caption "Additional Investor Services," a shareholder may establish an Automatic Exchange Plan under which shares of a Fund are automatically exchanged each month for shares of the same class of one or more of the other Funds. Registration on all accounts must be identical. The two dates each month on which exchanges may be made are the 15th and 28th (or the first business day thereafter if either the 15th or the 28th is not a business day) until the account is exhausted or until IXIS Services is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more. The Service Options Form may be used to establish an Automatic Exchange Plan and is available from IXIS Services or your financial representative.

Broker Trading Privileges

     The Distributor may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the Exchange (normally, 4:00 p.m. Eastern time on each day that the Exchange is open for trading); such purchase and redemption orders will be deemed to have been received by the Fund when the authorized broker or intermediary accepts such orders; and such orders will be priced using that Fund's net asset value next computed after the orders are placed with and accepted by such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Distributor no later than the time specified in such agreement; but, in any event, no later than 9:30 a.m. following the day that such purchase or redemption orders are received by the broker or intermediary.

Self-Servicing Your Account with IXIS Advisor Funds Personal Access Line(R) and Web Site

     IXIS Advisor Funds shareholders may access account information, including share balances and recent account activity online, by visiting our Web site at www.ixisadvisorfunds.com. Transactions may also be processed online for certain accounts (restrictions may apply). Such transactions include purchases, redemptions and exchanges, and shareholders are automatically eligible for these features. IXIS Advisor Funds has taken measures to ensure the security of shareholder accounts, including the encryption of data and the use of personal identification (PIN) numbers. In addition, you may restrict these privileges from your account by calling IXIS Advisor Funds at 800-225-5478, or writing to us at P.O. Box 219579, Kansas City, MO 64121-9579.
More information regarding these features may be found on our Web site at www.ixisadvisorfunds.com.

Investor activities through these mediums are subject to the terms and conditions outlined in the following IXIS Advisor Funds Online and Telephonic Customer Agreement. This agreement is also posted on our Web site. The initiation of any activity through the IXIS Advisor Funds Personal Access Line(R) or Web site at www.ixisadvisorfunds.com by an investor shall indicate agreement with the following terms and conditions:

           IXIS Advisor Funds Online and Telephonic Customer Agreement

NOTE: ACCESSING OR REQUESTING ACCOUNT INFORMATION OR TRANSACTIONS THROUGH THIS SITE CONSTITUTES AND SHALL BE DEEMED TO BE AN ACCEPTANCE OF THE FOLLOWING TERMS AND CONDITIONS.

     The accuracy, completeness and timeliness of all mutual fund information provided is the sole responsibility of the mutual fund company that provides the information. No party that provides a connection between this Web site and a mutual fund or its transfer agency system can verify or ensure the receipt of any information transmitted to or from a mutual fund or its transfer agent, or the acceptance by, or completion of any transaction with, a mutual fund.

     The online acknowledgments or other messages that appear on your screen for transactions entered do not mean that the transactions have been received, accepted or rejected by the mutual fund. These acknowledgments are only an indication that the transactional information entered by you has either been transmitted to the mutual fund, or that it cannot be transmitted. It is the responsibility of the mutual fund to confirm to you that it has received the information and accepted or rejected a transaction. It is the responsibility of the mutual fund to deliver to you a current prospectus, confirmation statement and any other documents or information required by applicable law.

NO TRANSACTION SHALL BE DEEMED ACCEPTED UNTIL YOU RECEIVE A WRITTEN CONFIRMATION FROM THE FUND COMPANY.

     You are responsible for reviewing all mutual fund account statements received by you in the mail in order to verify the accuracy of all mutual fund account information provided in the statement and transactions entered through this site. You are also responsible for promptly notifying the mutual fund of any errors or inaccuracies relating to information contained in, or omitted from, your mutual fund account statements, including errors or inaccuracies arising from the transactions conducted through this site.

TRANSACTIONS ARE SUBJECT TO ALL REQUIREMENTS, RESTRICTIONS AND FEES AS SET FORTH IN THE PROSPECTUS OF THE SELECTED FUND.

THE CONDITIONS SET FORTH IN THIS AGREEMENT EXTEND NOT ONLY TO TRANSACTIONS TRANSMITTED VIA THE INTERNET BUT TO TELEPHONIC TRANSACTIONS INITIATED THROUGH THE IXIS ADVISOR FUNDS PERSONAL ACCESS LINE(R)

     You are responsible for the confidentiality and use of your personal identification numbers, account numbers, social security numbers and any other personal information required to access the site or transmit telephonically. Any individual that possesses the information required to pass through all security measures will be presumed to be you. All transactions submitted by an individual presumed to be you will be solely your responsibility.

     You agree that IXIS Advisor Funds does not have the responsibility to inquire as to the legitimacy or propriety of any instructions received from you or any person believed to be you, and is not responsible or liable for any losses that may occur from acting on such instructions.

     IXIS Advisor Funds is not responsible for incorrect data received via the Internet or telephonically from you or any person believed to be you. Transactions submitted over the Internet and telephonically are solely your responsibility and IXIS Advisor Funds makes no warranty as to the correctness, completeness, or the accuracy of any transmission. Similarly IXIS Advisor Funds bears no responsibility for the performance of any computer hardware, software, or the performance of any ancillary equipment and services such as telephone lines, modems, or Internet service providers.

     The processing of transactions over this site or telephonically will involve the transmission of personal data including social security numbers, account numbers and personal identification numbers. While IXIS Advisor Funds has taken reasonable security precautions including data encryption designed to protect the integrity of data transmitted to and from the areas of our Web site that relate to the processing of transactions, we disclaim any liability for the interception of such data.

You agree to immediately notify IXIS Advisor Funds if any of the following occurs:

1. You do not receive confirmation of a transaction submitted via the Internet or telephonically within five (5) business days.

2. You receive confirmation of a transaction of which you have no knowledge and was not initiated or authorized by you.

3. You transmit a transaction for which you do not receive a confirmation number.

4. You have reason to believe that others may have gained access to your personal identification number (PIN) or other personal data.

5. You notice an unexplained discrepancy in account balances or other changes to your account, including address changes, and banking instructions on any confirmations or statements.

     Any costs incurred in connection with the use of the IXIS Advisor Funds Personal Access Line(R) or the IXIS Advisor Funds Internet site including telephone line costs and Internet service provider costs are solely your responsibility. Similarly IXIS Advisor Funds makes no warranties concerning the availability of Internet services or network availability.

     IXIS Advisor Funds reserves the right to suspend, terminate or modify the Internet capabilities offered to shareholders without notice.

YOU HAVE THE ABILITY TO RESTRICT INTERNET AND TELEPHONIC ACCESS TO YOUR ACCOUNTS BY NOTIFYING IXIS ADVISOR FUNDS OF YOUR DESIRE TO DO SO.

Written notifications to IXIS Advisor Funds should be sent to:

     IXIS Advisor Funds
     P. O. Box 219579
     Kansas City, MO 64121-9579

Notification may also be made by calling 800-225-5478 during normal business hours.

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                                   REDEMPTIONS
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     The procedures for redemption of shares of a Fund are summarized in its Prospectus. As described in the Prospectus, a CDSC may be imposed on certain purchases of Classes A, B and C shares, and a redemption fee may be charged on redemptions and exchanges of certain of the Funds. For purposes of the CDSC, an exchange of shares from one Fund to another Fund is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a CDSC is applicable to a redemption of Class A, Class B or Class C shares, the calculation will be determined in the manner that results in the lowest rate being charged. Therefore, for Class B shares it will be assumed that the redemption is first of any Class A shares in the shareholder's Fund account, second of shares held for over six years, third of shares issued in connection with dividend reinvestment and fourth of shares held longest during the six-year period. For Class C shares and Class A shares subject to CDSC, it will be assumed that the redemption is first of any shares that have been in the shareholder's Fund account for over a year, and second of any shares that have been in the shareholder's Fund account for under a year. The charge will not be applied to dollar amounts representing an increase in the net asset value of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.

     To illustrate, assume an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares under dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to the CDSC because of dividend reinvestment. With respect to the remaining 40 shares, the CDSC is applied only to the original cost of $10 per share and not to the increase in the net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 4% (the applicable rate in the second year after purchase).

     The Funds will only accept medallion signature guarantees bearing the STAMP 2000 Medallion imprint. However, a medallion signature guarantee will not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, or if the proceeds are going to a bank on file.

     If you select the telephone redemption service in the manner described in the next paragraph, shares of a Fund may be redeemed by calling toll free 800-225-5478. A wire fee, currently $5.00, will be deducted from the proceeds. Telephone redemption requests must be received by the close of regular trading on the Exchange. Requests made after that time or on a day when the Exchange is not open for business will receive the next business day's closing price. The proceeds of a telephone withdrawal will normally be sent on the first business day following receipt of a proper redemption request, which complies with the redemption procedures established by the Funds from time to time.

     In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form, which is available at www.ixisadvisorfunds.com or from your investment dealer. When selecting the service, a shareholder may have their withdrawal proceeds sent to his or her bank, in which case the shareholder must designate a bank account on his or her application or Service Options Form to which the redemption proceeds should be sent as well as provide a check marked "VOID" and/or a deposit slip that includes the routing number of his or her bank. Any change in the bank account so designated may be made by furnishing to IXIS Services or your investment dealer a completed Service Options Form, which may require a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Funds, the Distributor and State Street Bank are not responsible for the authenticity of withdrawal instructions received by telephone, although they will apply established verification procedures. IXIS Services, as agreed to with the Funds, will employ reasonable procedures to confirm that your telephone instructions are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Such verification procedures include, but are not limited to, requiring a form of personal identification prior to acting on an investor's telephone instructions and recording an investor's instructions.

     The redemption price will be the net asset value per share (less any applicable CDSC and redemption fee) next determined after the redemption request and any necessary special documentation are received by State Street Bank or your investment dealer in proper form. Payment normally will be made by State Street Bank on behalf of the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Funds reserve the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited within ten calendar days prior to the redemption request (unless the Fund is aware that the check has cleared).

     The CDSC may be waived on redemptions made from IRA accounts due to attainment of age 59 1/2 for IRA shareholders who established accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from IRA accounts due to disability, return of excess contribution, required minimum distributions at age 70 1/2 (waivers apply only to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% of the value of the account, and redemptions made from the account to pay custodial fees. The CDSC may also be waived on redemptions within one year following the death of (i) the sole shareholder of an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act, Uniform Transfer to Minors Act or other custodial account. If the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption occurring within one year of death. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged. If shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC when redeemed from the transferee's account.

     The CDSC may be waived on redemptions made from 403(b)(7) custodial accounts due to attainment of age 59 1/2 for shareholders who established custodial accounts prior to January 3, 1995.

     The CDSC may also be waived on redemptions necessary to pay plan participants or beneficiaries from qualified retirement plans under Section 401 of the Code, including profit sharing plans, money purchase plans, 401(k) and custodial accounts under Section 403(b)(7) of the Code. Distributions necessary to pay plan participants and beneficiaries include payment made due to death, disability, separation from service, normal or early retirement as defined in the plan document, loans from the plan and hardship withdrawals, return of excess contributions, required minimum distributions at age 70 1/2 (waivers only apply to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of your account, and redemptions made from qualified retirement accounts or Section 403(b)(7) custodial accounts necessary to pay custodial fees.

     A CDSC will apply in the event of plan level transfers, including transfers due to changes in investment where assets are transferred outside of IXIS Advisor Funds, including IRA and 403(b)(7) participant-directed transfers of assets to other custodians (except for the reasons given above) or qualified transfers of assets due to trustee-directed movement of plan assets due to merger, acquisition or addition of additional funds to the plan.

     In order to redeem shares electronically through the ACH system, a shareholder's bank or credit union must be a member of the ACH system and the shareholder must have a completed, approved ACH application on file. In addition, the telephone request must be received no later than 4:00 p.m. (Eastern time). Upon receipt of the required information, the appropriate number shares will be redeemed and the monies forwarded to the bank designated on the shareholder's application through the ACH system. The redemption will be processed the day the telephone call is made and the monies generally will arrive at the shareholder's bank within three business days. The availability of these monies will depend on the individual bank's rules.


     The Funds will normally redeem shares for cash; however, the Funds reserve the right to pay the redemption price wholly or partly in kind if the Trust's Board of Trustees determines it to be advisable and in the interest of the remaining shareholders of a Fund. The redemptions in kind generally will represent a pro rata distribution of each security held in the Fund's portfolio (though the Funds' procedures allow for adjustments to prevent distributions of restricted shares, fractional shares and odd-lot numbers of shares). If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the relevant Fund at the beginning of such period. Certain Funds may impose a redemption fee, as disclosed in the Prospectus. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also "Income Dividends, Capital Gain Distributions and Tax Status," below.

Minimum Balance Policy

     Each Fund, on an annual basis, may deduct a minimum balance fee of $20 for accounts that fall below the minimum amount required to establish an account, as described in the Fund's prospectus. The fee is subject to change. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. The valuation of account balances and the deduction of the fee generally occur during the third week in September of each calendar year, although they may occur at a later date in the year. The fee will not be deducted from Fund positions opened after June 30th of that calendar year. Certain accounts, such as accounts that fall below the minimum as a result of the automatic conversion from Class B shares to Class A shares and accounts using an IXIS Advisors Funds' prototype document (including IRAs, Keogh plans, 403(b)(7) plans and Coverdell Education Savings Accounts), are excepted from the minimum balance fee.

In its discretion, each Fund may also close an account and send the account holder the proceeds if the account falls below the minimum amount. It is expected that accounts maintained by intermediaries through the National Securities Clearing Corporation will be liquidated, rather than assessed a fee, if the account balance falls below the minimum required to open an account. The valuation of account balances and the liquidations generally occur in October of each calendar year, although they may occur at a later date in the year. Any account opened after June 30th of a calendar year will not be subject to the liquidation for that calendar year.


Reinstatement Privilege (Class A shares only)

     The Prospectus describes redeeming shareholders' reinstatement privileges for Class A shares. Written notice and the investment check from persons wishing to exercise this reinstatement privilege must be received by your investment dealer or the Funds within 120 days after the date of the redemption. The reinstatement or exchange will be made at net asset value next determined after receipt of the notice and the investment check and will be limited to the amount of the redemption proceeds or to the nearest full share if fractional shares are not purchased.

     Even though an account is reinstated, the redemption will constitute a sale for federal income tax purposes. Investors who reinstate their accounts by purchasing shares of the Funds should consult with their tax advisers with respect to the effect of the "wash sale" rule if a loss is realized at the time of the redemption.

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                             PERFORMANCE INFORMATION
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Yield and Total Return

     Each Fund may advertise the yield of each class of its shares. Each Fund's yield will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the relevant Trust allocated to each Fund. These factors, possible differences in the methods used in calculating yield and the tax exempt status of distributions should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Fund. Yields do not take into account any applicable sales charges or CDSC. Yield may be stated with or without giving effect to any expense limitations in effect for a Fund. For those funds that present yields reflecting an expense limitation or waiver, its yield would have been lower if no limitation or waiver were in effect. Yields and total returns will generally be higher for Class A shares than for Class B and Class C shares of the same Fund, because of the higher levels of expenses borne by the Class B and Class C shares. Because of its lower operating expenses, Class Y shares of each Fund can be expected to achieve a higher yield and total return than the same Fund's Classes A, B and C shares.

     Each Fund may also present one or more distribution rates for each class in its sales literature. These rates will be determined by annualizing the class's distributions from net investment income and net short-term capital gain over a recent 12-month, 3-month or 30-day period and dividing that amount by the maximum offering price or the net asset value. If the net asset value, rather than the maximum offering price, is used to calculate the distribution rate, the rate will be higher.

     At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

     Investors in the Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yield will vary. An investor's focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.

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          INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS
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     As described in the Prospectus, it is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers.

     Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the particular Fund based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to IXIS Advisor Funds. In order for a change to be in effect for any dividend or distribution, it must be received by IXIS Advisor Funds on or before the record date for such dividend or distribution.

     If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

     As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31st of the succeeding year.


     Taxation of Funds. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify, each Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of the sum of its taxable net investment income, net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash, U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.


     So long as it qualifies for treatment as a regulated investment company, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gains distributions. If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.


     A nondeductible excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31st (or December 31st, if the Fund is so permitted to elect and so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax.


     Taxation of Fund Distributions. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income to the extent of the Fund's earnings and profits. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("capital gain dividends") will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.


     Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares (other than distributions, if any, designated as "exempt-interest dividends"). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which declared.

     Long-term capital gain rates applicable to individuals have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning on or before December 31, 2008.


     For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company. Income derived from investments in fixed-income securities is not eligible for treatment as qualified dividend income.


     In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. Only qualified dividend income received by the Fund after December 31, 2002 is eligible for pass-through treatment. If the aggregate dividends received by the Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than dividends properly designated as capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.


     If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder's tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

     Sale or Redemption of Shares. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

     A loss on the sale of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received with respect to such shares and thereafter treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within a period beginning 30 days prior to the sale of the loss shares and ending 30 days after such sale.

     Exempt-Interest Dividends. A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the Fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. If the Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

     Investors may not deduct part or all of the interest on indebtedness, if any, incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholders that are exempt-interest dividends. Under rules used by the IRS to determine when borrowed Funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

     Passive Foreign Investment Companies. Funds investing in foreign securities may own shares in certain foreign investment entities, referred to as "passive foreign investment companies." In order to avoid U.S. federal income tax, and an additional charge on a portion of any "excess distribution" from such companies or gain from the disposition of such shares, each Fund may elect to "mark to market" annually its investments in such entities and to distribute any resulting net gain to shareholders. Each Fund may also elect to treat the passive foreign investment company as a "qualified electing fund." As a result, each Fund may be required to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid any Fund-level tax. Income from investments in passive foreign investment companies generally will not qualify for treatment as qualified dividend income.

     Foreign Taxes. Funds investing in foreign securities may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Fund's portfolio. Each Fund may in some circumstances be eligible to, and in its discretion may, make an election under the Code that would allow Fund shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to foreign countries in respect of foreign securities held at least a minimum period specified in the Code. If a Fund makes the election, the amount of each shareholder's distribution reported on the information returns filed by such Fund with the IRS must be increased by the amount of the shareholder's portion of the Fund's foreign tax paid. A shareholder's ability to claim all or a part of a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code.

     Foreign Currency Transactions. Transactions in foreign currencies, foreign-currency denominated debt securities and certain foreign currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

     Financial Products. A Fund's investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character distributions to Fund shareholders.

     Certain of each Fund's hedging activities (including its transactions, if any, in foreign currencies and foreign currency denominated instruments) are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

     Securities loans may or may not be structured in a manner to preserve qualified dividend income treatment on dividends paid with respect to the securities lent. A Fund may receive substitute payments (instead of the dividend) that will not be eligible for treatment as qualified dividend income, taxed at the rate applicable to long-term capital gains.

     Securities issued or purchased at a discount. The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income net yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

     Real Estate Investment Trusts ("REITs"). A Fund's investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make required distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). The Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Income from REIT securities generally will not be eligible for treatment as qualified dividend income.


     Tax Exempt Shareholders. Under current law, the Funds serve to "block" (that is, prevent the attribution to shareholders of ) unrelated business taxable income ("UBTI") from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if either: (1) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"); or (2) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year. The Fund may invest in REITs that hold residual interests in REMICs.


     Backup Withholding. Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number ("TIN"), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.

     Other Tax Matters. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

     Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local and, where applicable, foreign taxes.

     The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates described above (or a reduced rate of withholding provided by treaty).

     Under tax legislation enacted by the Massachusetts Legislature in 2002, capital gains realized on capital assets held for more than one year will be subject to a single rate of tax rather than a graduated schedule, as provided under prior law. Accordingly, Fund distributions deriving from such gains will be taxable to you based on the single rate.

     If a shareholder recognizes a loss with respect to the fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

     Non-U.S. Shareholders. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the 2004 Act, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation of the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. This provision will first apply to the Funds in their taxable years beginning October 1, 2005.

     If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

     The 2004 Act modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class or stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the 2004 Act, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

     Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gains Dividend and certain other conditions are met or (iii) the shares constitute USRPIs or (effective for taxable years of funds beginning September 1, 2005) the capital gains are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004 and before January 31, 2008, if the Fund is a U.S. real property holdings corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

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                              FINANCIAL STATEMENTS
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     The financial statements of the Funds and the related reports of the independent registered public accounting firm included in the Funds' Annual Reports for the year ended December 31, 2004 (January 31, 2005 for AEW Real Estate Fund) are incorporated herein by reference. The financial statements and financial highlights for these Funds included in their Annual Reports for the year ended December 31, 2004 (January 31, 2005 for AEW Real Estate Fund) are incorporated by reference to such reports. The Funds' annual and semi-annual reports are available upon request and without charge. Each Fund will send a single copy of its annual or semi-annual report to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semiannual report by telephone at (800) 225-5478 or by writing to the Distributor at: IXIS Asset Management Distributors, L.P., 399 Boylston Street, Boston, Massachusetts 02116. The annual reports, semi-annual reports and SAIs are available online at the Funds' website at www.ixisadvisorfunds.com. The annual and semi-annual reports are also available on-line at the SEC's website, at www.sec.gov.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

     Certain of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund's overall dollar-weighted average quality, unrated securities are treated as if rated, based on the adviser's or subadviser's view of their comparability to rated securities. A Fund's use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by the adviser or a subadviser to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. Following is a description of Moody's and S&P's ratings applicable to fixed income securities.

Moody's Investors Service, Inc.

     Corporate and Municipal Bond Ratings

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

     Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

     Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

     Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's Ratings Services

     Issue Credit Rating Definitions

     A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

     Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

Corporate and Municipal Bond Ratings

     Investment Grade

     AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA: An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

     Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB: An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B: An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC: An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC: An obligation rated 'CC' is currently highly vulnerable to nonpayment.

     C: A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     CI: The rating CI is reserved for income bonds on which no interest is being paid. D: An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     Commercial Paper Rating Definitions

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

     A-1: A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2: A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3: A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B: A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C: A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D: A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

                                                      Registration Nos. 33-62061
                                                                        811-7345

                            CDC NVEST FUNDS TRUST III

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits

(a)                  Articles of Incorporation.

      (1) The Registrant's Restatement of Amended Agreement and Declaration of Trust dated April 25, 2002 (the "Agreement and Declaration") is incorporated by reference to exhibit
                     (a)(1) to post-effective amendment ("PEA") No. 22 to the initial registration statement (the "Registration Statement") filed on April 29, 2002.

      (2) Amendment No. 1 dated November 22, 2002 to the Agreement and Declaration is incorporated by reference to exhibit
                     (a)(2) to PEA No. 23 to the Registration Statement filed on February 28, 2003.

      (3) Amendment No. 2 dated February 28, 2003 to the Agreement and Declaration is incorporated by reference to exhibit
                     (a)(3) to PEA No. 25 to the Registration Statement filed on February 27, 2004.

      (4) Amendment No. 3 dated August 22, 2003 to the Agreement and Declaration is incorporated by reference to exhibit (a)(4) to PEA No. 25 to the Registration Statement filed on February 27, 2004.

      (5) Amendment No. 4 dated June 4, 2004 to the Agreement and Declaration is incorporated by reference as exhibit (a)(5) to PEA No. 28 to the Registration Statement filed on July 14, 2004.

      (6) Amendment No. 5 dated January 27, 2005 to the Agreement and Declaration is incorporated by reference as exhibit (a)(6) to PEA No. 30 to the Registration Statement filed on January 31, 2005.


      (7) Amendment No. 6 dated March 11, 2005 to the Agreement and Declaration is filed herewith.


(b)                  By-Laws.

      (1) The Registrant's Amended and Restated By-Laws ("By-Laws") are incorporated by reference to exhibit (b)(1) to PEA No. 26 to the Registration Statement filed on April 29, 2004.

      (2) Amendment No 1. dated August 20, 2004 to By-Laws is incorporated by reference to exhibit (b)(2) to PEA No. 29 to the Registration Statement filed on December 9, 2004.

      (3) Amendment No. 2 dated November 19, 2004 to By-Laws is incorporated by reference to exhibit (b)(3) to PEA No. 29 to the Registration Statement filed on December 9, 2004.

(c)                  Instruments Defining Rights of Security Holders.

                     Rights of shareholders are described in Article III,
                     Section 6 of the Agreement and Declaration is incorporated by reference to exhibit (a)(1) to PEA No. 22 to the Registration Statement filed on April 29, 2002 and to exhibit (a)(5) incorporated by reference to PEA No. 28 to the Registration Statement filed on July 14, 2004.

(d)                  Investment Advisory Contracts.

      (1) Advisory Agreement dated March 15, 2001 between the Registrant, on behalf of Harris Associates Focused Value Fund and IXIS Asset Management Advisors, L.P. ("IXIS Advisors") is incorporated by reference to exhibit
                     (d)(1)(v) to PEA No. 16 to the Registration Statement filed on April 30, 2001.

      (2) Subadvisory Agreement dated March 15, 2001 among the Registrant, on behalf of Harris Associates Focused Value Fund, IXIS Advisors and Harris Associates L.P. ("Harris Associates") is incorporated by reference to exhibit
                     (d)(2)(v) to PEA No. 16 to the Registration Statement filed on April 30, 2001.

      (3)    (i)     Advisory Agreement dated July 14, 2004, between the
                     Registrant, on behalf of CDC IXIS Moderate Diversified
                     Portfolio, and IXIS Advisors is incorporated by reference to exhibit (d)(3) to PEA No. 28 to the Registration
                     Statement filed on July 14, 2004.


             (ii) Addendum to Advisory Agreement dated January 1, 2005, between the Registrant, on behalf of CDC IXIS Moderate Diversified Portfolio, and IXIS Advisors is incorporated by reference to PEA No. 31 to the Registration Statement filed on March 1, 2005.


      (4) Subadvisory agreement dated July 14, 2004 among the Registrant, on behalf of CDC IXIS Moderate Diversified Portfolio, IXIS Advisors and Loomis, Sayles & Company, L.P. ("Loomis Sayles") relating to the Core Fixed Income Discipline is incorporated by reference as exhibit (d)(4) to PEA No. 28 to the Registration Statement filed on July 14, 2004.

      (5) Subadvisory agreement dated July 14, 2004 among the Registrant, on behalf of CDC IXIS Moderate Diversified Portfolio, IXIS Advisors and Loomis Sayles relating to the Large Cap Growth Discipline is incorporated by reference to exhibit (d)(5) to PEA No. 28 to the Registration Statement filed on July 14, 2004.

      (6) Subadvisory agreement dated July 14, 2004 among the Registrant, on behalf of CDC IXIS Moderate Diversified Portfolio, IXIS Advisors and Reich & Tang Asset Management, LLC ("Reich & Tang") is incorporated by reference to exhibit (d)(6) to PEA No. 28 to the Registration Statement filed on July 14, 2004.

      (7) Subadvisory agreement dated July 14, 2004 among the Registrant, on behalf of CDC IXIS Moderate Diversified Portfolio, IXIS Advisors and Harris Associates is incorporated by reference to exhibit (d)(7) to PEA No. 28 to the Registration Statement filed on July 14, 2004.

      (8) Subadvisory Agreement dated July 14, 2004 among the Registrant, on behalf of CDC IXIS Moderate Diversified Portfolio, IXIS Advisors and Hansberger Global Investors, Inc. ("Hansberger") is incorporated by reference to exhibit
                     (d)(8) to PEA No. 28 to the Registration Statement filed on July 14, 2004.

      (9) Advisory Agreement dated January 31, 2005 between Registrant, on behalf of IXIS Equity Diversified Portfolio, and IXIS Advisors is incorporated by reference as exhibit
                     (d)(9) to PEA No. 30 to the Registration Statement filed on January 31, 2005.

      (10) Subadvisory Agreement dated January 31, 2005 among Registrant, on behalf of IXIS Equity Diversified Portfolio, IXIS Advisors and Loomis Sayles is incorporated by reference as exhibit (d)(10) to PEA No. 30 to the Registration Statement filed on January 31, 2005.

      (11) Subadvisory Agreement dated January 31, 2005 among Registrant, on behalf of IXIS Equity Diversified Portfolio, IXIS Advisors and Reich & Tang is incorporated by reference as exhibit (d)(11) to PEA No. 30 to the Registration Statement filed on January 31, 2005.

      (12) Subadvisory Agreement dated January 31, 2005 among Registrant, on behalf of IXIS Equity Diversified Portfolio, IXIS Advisors and Harris Associates is incorporated by reference as exhibit (d)(12) to PEA No. 30 to the Registration Statement filed on January 31, 2005.

      (13) Subadvisory Agreement dated January 31, 2005 among Registrant, on behalf of IXIS Equity Diversified Portfolio, IXIS Advisors and Hansberger is incorporated by reference as exhibit (d)(13) to PEA No. 30 to the Registration Statement filed on January 31, 2005.

(e)                  Underwriting Contracts.

      (1) Distribution Agreement dated March 3, 2003 between the Registrant, on behalf of Harris Associates Focused Value Fund, and IXIS Asset Management Distributors, L.P. ("IXIS Distributors") is incorporated by reference to exhibit
                     (e)(1) to PEA No. 24 to the Registration Statement filed on April 29, 2003.

      (2) Distribution Agreement dated July 14, 2004 between the Registrant, on behalf of CDC IXIS Moderate Diversified Portfolio, and IXIS Distributors is incorporated by reference to exhibit (e)(3) to PEA No. 28 to the Registration Statement filed on July 14, 2004.


      (3) Distribution Agreement dated January 31, 2005 between the Registrant, on behalf of IXIS Equity Diversified Portfolio, and IXIS Distributors, is incorporated by reference as exhibit (e)(3) to PEA No. 30 to the Registration Statement filed on January 31, 2005.


      (4) Form of Dealer Agreement used by IXIS Distributors is filed herewith.

(f)                  Bonus or Profit Sharing Contracts.

                     Not applicable.

(g)                  Custodian Agreements.

      (1)    (i)     Custody Agreement dated May 1, 2002 between the Registrant, on behalf of its series, and Investors Bank & Trust Company
                     ("IBT") is incorporated by reference to exhibit (g)(1) to PEA No. 23 to the Registration Statement filed on February
                     28, 2003.

             (ii) Amendment dated December 1, 2004 to Custody Agreement is incorporated by reference as exhibit (g)(1)(ii) to PEA No. 30 to the Registration Statement filed on January 31, 2005.

             (iii) Amendment dated January 31, 2005 to Custody Agreement is incorporated by reference as exhibit (g)(1)(iii) to PEA No. 30 to the Registration Statement filed on January 31, 2005.

      (2) Delegation Agreement dated May 1, 2002 between Registrant, on behalf of its series, and IBT is incorporated by reference to exhibit (g)(2) to PEA No. 23 to the Registration Statement filed on February 28, 2003.

(h)                  Other Material Contracts.

      (1)    (i)     Transfer Agency and Service Agreement dated November 1,
                     1999 among the Registrant, on behalf of its respective series, CDC Nvest Funds Trust I, CDC Nvest Funds Trust II,
                     CDC Nvest Cash Management Trust and IXIS Asset Management
                     Services Company ("IXIS Services") is incorporated by reference to exhibit (h)(1) to PEA No. 11 to the Registration Statement filed on April 27, 2000.

             (ii) First Addendum September 12, 3003 to Transfer Agency and Service Agreement is incorporated by reference to exhibit
                     (h)(1)(ii) to PEA No. 25 to the Registration Statement filed on February 27, 2004.

             (iii) Second Addendum dated January 1, 2004 to Transfer Agency and Service Agreement is incorporated by reference to exhibit (h)(1)(iii) to PEA No. 25 to the Registration Statement filed on February 27, 2004.

             (iv) Third Addendum dated July 14, 2004 to the Transfer Agency and Service Agreement is incorporated by reference to exhibit (h)(1)(iv) to PEA No. 28 to the Registration Statement filed on July 14, 2004.

             (v) Addendum dated January 3, 2005 to Transfer Agency and Services Agreement is incorporated by reference as exhibit
                     (h)(1)(v) to PEA No. 30 to the Registration Statement filed on January 31, 2005.

      (2) Administrative Services Agreement dated January 3, 2005 among the Registrant, on behalf of its respective series, CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Cash Management Trust, CDC Nvest Companies Trust I, Loomis Sayles Funds I and Loomis Sayles Funds II, and IXIS Advisors is incorporated by reference as exhibit (h)(2) to PEA No. 30 to the Registration Statement filed on January 31, 2005.


      (3) Fee Waiver/Expense Reimbursement Undertakings dated May 1, 2005 between IXIS Advisors and the Registrant and its respective series enumerated in such undertakings is filed herewith.


      (4)    (i)     Securities Lending Agency Agreement dated May 1, 2002
                     between the Registrant, on behalf of its series, and IBT is incorporated by reference to exhibit (h)(4) to PEA No. 23 to the Registration Statement filed on February 28, 2003.

             (ii) Amendment dated January 31, 2005 to Securities Lending Agency Agreement is incorporated by reference as exhibit
                     (h)(4)(ii) to PEA No. 30 to the Registration Statement filed on January 31, 2005.

      (5) Reliance Agreement for Exchange Privileges dated September 30, 2003 by and among CDC Nvest Companies Trust I, CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, Registrant, CDC Nvest Cash Management Trust, Loomis Sayles Funds I and Loomis Sayles Funds II is incorporated by reference to exhibit (h)(4) to PEA No. 25 to the Registration Statement filed on February 27, 2004.

(i)                  Legal Opinion.

             (1) Opinion of Ropes & Gray LLP with respect to Harris Associates Focused Value Fund is incorporated by reference to exhibit i(3) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

             (2) Opinion of Ropes & Gray LLP with respect to CDC IXIS Moderate Diversified Portfolio is incorporated by reference to exhibit (i)(2) to PEA No. 28 to the Registration Statement filed on July 14, 2004.

             (3) Opinion of Ropes & Gray LLP with respect to IXIS Equity Diversified Portfolio is incorporated by reference as exhibit (i)(3) to PEA No. 30 to the Registration Statement filed on January 31, 2005.

(j)                  Other Opinions.


                     Consent of PricewaterhouseCoopers LLP is filed herewith.


(k)                  Omitted Financial Statements.

                     Not applicable.

(l)                  Initial Capital Agreements.

                     Not applicable.

(m)                  Rule 12b-1 Plans.


             (1) Rule 12b-1 Plan relating to Class A shares of Harris Associates Focused Value Fund is incorporated by reference to exhibit (m)(13) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

             (2) Rule 12b-1 Plan relating to Class B shares of Harris Associates Focused Value Fund is incorporated by reference to exhibit (m)(b) to PEA No. 24 to the Registration Statement filed on April 29, 2003.

             (3) Rule 12b-1 Plan relating to Class C shares of Harris Associates Focused Value Fund is incorporated by reference to exhibit (m)(15) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

             (4) Rule 12b-1 Plan relating to Class A shares of CDC IXIS Moderate Diversified Portfolio is incorporated by reference to exhibit (m)(d) to PEA No. 28 to the Registration Statement filed on July 14, 2004.

             (5) Rule 12b-1 Plan relating to Class C shares of CDC IXIS Moderate Diversified Portfolio is incorporated by reference to exhibit (m)(e) to PEA No. 28 to the Registration Statement filed on July 14, 2004.

             (6) Rule 12b-1 Plan relating to Class A shares of IXIS Equity Diversified Portfolio is incorporated by reference as exhibit (m)(6) to PEA No. 30 to the Registration Statement filed on January 31, 2005.

             (7) Rule 12b-1 Plan relating to Class C shares of IXIS Equity Diversified Portfolio is incorporated by reference as exhibit (m)(7) to PEA No. 30 to the Registration Statement filed on January 31, 2005.


(n)                  Rule 18f-3 Plan

                     Registrant's Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended, effective February 2004, is incorporated by reference to exhibit (n) to PEA No. 25 to the Registration Statement filed on February 27, 2004.

(p)                  Code of Ethics

      (1) Code of Ethics dated July 1, 2004 for Registrant is incorporated by reference to exhibit (p)(1) to PEA No. 29 to the Registration Statement filed on December 9, 2004.

      (2) Code of Ethics dated June 1, 2004 for IXIS Advisors and IXIS Distributors is incorporated by reference to exhibit
                     (p)(2) to PEA No. 29 to the Registration Statement filed on December 9, 2004.

      (3) Code of Ethics effective January 31, 2002 for Harris Associates is incorporated by reference to exhibit (p)(5) to PEA No. 23 to the Registration Statement filed on February 28, 2003.

      (4) Code of Ethics dated January 14, 2000 as amended January 1, 2005 of Loomis Sayles is filed herewith.


      (5) Code of Ethics dated February 1, 2001 for Hansberger is incorporated by reference to exhibit (p)(5) to PEA No. 27 to the Registration Statement filed on April 30, 2004.


      (6) Code of Ethics effective January 20, 2004 of Reich & Tang is incorporated by reference to exhibit (p)(6) to the Registration Statement filed on March 1, 2005.


(q)                  Powers of Attorney

                     Power of Attorney for Graham T. Allison, Jr., Daniel M. Cain, Kenneth J. Cowan, Richard Darman, John T. Hailer, Sandra O. Moose, John A. Shane, Edward Benjamin, Paul Chenault and Robert Blanding dated October 18, 2004 designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit (q) to PEA No. 29 to the Registration Statement filed on December 9, 2004.

Item 24. Persons Controlled by or under Common Control with the Fund.

     The Registrant is not aware of any person controlled by or under common control with any of its series.


Persons that owned of record, as of April 11, 2005, 25% or more of outstanding voting securities of one or more series of the Registrant, and thus may be deemed to "control" the Harris Associates Focused Value Fund within the meaning of section 2(a)(9) of the Investment Company Act of 1940, as amended, are listed in the statement of additional information under the section titled "Ownership of Fund Shares".


Item 25. Indemnification.

     Under Article 4 of the Registrant's By-laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 4 of the Registrant's By-laws contained in PEA No. 6 to the Registration Statement filed on April 29, 2004 as exhibit (b)(1) and which is incorporated by reference.

     The Distribution Agreement, the Custodian Agreement, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the "Agreements") contained herein and in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Registrant against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with IXIS Asset Management North America, L.P. and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 26. Business and Other Connections of Investment Adviser

(a) IXIS Advisors, a wholly-owned subsidiary of IXIS Asset Management North America, L.P., serves as investment adviser to all series of the Registrant. IXIS Advisors was organized in 1995.

     The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of IXIS Advisors during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by IXIS Advisors pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act")(File No. 801-48408; IARD/CRD No. 106800).

(b) Harris Associates serves as subadviser to all series of the Registrant. Harris Associates serves as investment adviser to mutual funds, individuals, trusts, retirement plans, endowments and foundations, and manages several private partnerships, and is a registered commodity trading adviser and commodity pool operator.

     The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and partners of Harris Associates during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Harris Associates pursuant to the Advisers Act (SEC File No. 801-50333; IARD/CRD No. 106960).

(c) Loomis Sayles, subadviser of the Registrant's CDC IXIS Moderate Diversified Portfolio and IXIS Equity Diversified Portfolio, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

     The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Loomis Sayles during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Loomis Sayles pursuant to the Investment Advisers Act of 1940 as amended (the "Advisers Act") (SEC File No. 801-170; IARD/CRD No. 105377).

(d) Hansberger serves as subadviser to Registrant's CDC IXIS Moderate Diversified Portfolio and IXIS Equity Diversified Portfolio.

     The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Hansberger during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Hansberger pursuant to the Advisers Act (File No. 801-46059; IARD/CRD No. 106039).

(e) Reich & Tang is the subadviser of the Registrant's CDC IXIS Moderate Diversified Portfolio and IXIS Equity Diversified Portfolio. Reich & Tang serves as the investment adviser to a number of other registered investment companies.

     The list required by this Item 26 regarding any other business, profession, vocation or employment of substantial nature engaged in by officers and directors of Reich & Tang during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Reich & Tang pursuant to the Advisers Act (SEC File No. 801-47230; IARD/CRD No. 106186).

Item 27. Principal Underwriter

(a) IXIS Asset Management Distributors, L.P. also serves as principal underwriter for:

     CDC Nvest Funds Trust I
     CDC Nvest Funds Trust II
     CDC Nvest Cash Management
     Trust CDC Nvest Companies Trust I
     Loomis Sayles Funds I
     Loomis Sayles Funds II

(b) The general partner and officers of the Registrant's principal underwriter, IXIS Asset Management Distributors, L.P., and their addresses are as follows:


                                    Positions and Offices                    Positions and Offices
         Name                    with Principal Underwriter                     with Registrant
-------------------------------------------------------------------------------------------------------
IXIS Asset Management   General Partner                                None
Distribution Corp.

John T. Hailer          President and Chief Executive Officer          President, Chief Executive
                                                                       Officer and Trustee

John E. Pelletier       Executive Vice President and Chief Operating   Chief Operating Officer
                        Officer

Coleen Downs Dinneen    Senior Vice President, General Counsel,        Secretary, Clerk and Chief Legal
                        Secretary and Clerk                            Officer

Russell Kane            Vice President, Associate General Counsel,     Assistant Secretary
                        Assistant Secretary and Assistant Clerk

Kristin Vigneaux        Chief Compliance Officer for Mutual Funds      Chief Compliance Officer

Michael Kardok          Senior Vice President                          Treasurer

Beatriz Pina Smith      Vice President, Treasurer and Chief            None
                        Financial Officer

Anthony Loureiro        Senior Vice President, Interim Anti-Money      None
                        Laundering Compliance Officer and Chief
                        Compliance Officer

Robert Krantz           Executive Vice President                       None

Frank S. Maselli        Executive Vice President                       None

Diane Whelan            Executive Vice President                       None

Matt Witkos             Executive Vice President                       None

Jeffrey Coron           Senior Vice President                          None

Matthew Coldren         Senior Vice President                          None

Mark Doyle              Senior Vice President                          None

Maureen O'Neill         Senior Vice President                          None

Curt Overway            Senior Vice President                          None

Michael Raso            Senior Vice President                          None

Susannah Wardly         Senior Vice President                          None


The principal business address of all the above persons or entities is 399 Boylston Street, Boston, Massachusetts 02116.

(c)  Not applicable.

Item 28. Location of Accounts and Records

     The following companies maintain possession of the documents required by the specified rules:

     For all series of Registrant:

     (i)  CDC Nvest Funds Trust III
          399 Boylston Street
          Boston, Massachusetts 02116

     (ii) IXIS Asset Management Services Company
          399 Boylston Street
          Boston, Massachusetts 02116

     (iii) State Street Bank and Trust Company
          225 Franklin Street
          Boston, Massachusetts 02110

     (iv) Investors Bank & Trust Company
          200 Clarendon Street
          Boston, Massachusetts 02116

     (v)  IXIS Asset Management Advisors, L.P.
          399 Boylston Street
          Boston, Massachusetts 02116

     (vi) IXIS Asset Management Distributors, L.P.
          399 Boylston Street
          Boston, Massachusetts 02116

     For the series of the Registrant managed by Hansberger:

     (vii) Hansberger Global Investors, Inc.
          401 East Las Olas Boulevard, Suite 1700
          Fort Lauderdale, Florida 33301

     For the series of the Registrant managed by Harris Associates:

     (viii) Harris Associates L.P.
          Two North LaSalle Street
          Chicago, Illinois 60602

     For the series of the Registrant managed by Loomis Sayles:

     (vix) Loomis, Sayles & Company, L.P.
          One Financial Center
          Boston, Massachusetts 02110

     For the series of the Registrant managed by Reich & Tang:

     (x)  Reich & Tang Asset Management, LLC
          600 Fifth Avenue
          New York, New York 10020

Item 29. Management Services

     None.

Item 30. Undertakings

(a) The Registrant undertakes to provide a copy of the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

(b) The Registrant hereby undertakes that, if requested to do so by holders of at least 10% of a Fund's outstanding shares, it will call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and will assist in communications between shareholders for such purpose as provided in Section 16(c) of the Investment Company Act of 1940.

                            CDC NVEST FUNDS TRUST III
                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment ("PEA") No. 32 to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 32 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 29th day of April, 2005.

                                        CDC NVEST FUNDS TRUST III


                                        By: /s/ John T. Hailer
                                            ------------------------------------
                                            John T. Hailer
                                            Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                           Title                         Date
---------                           -----                         ----


/s/ Michael Kardok
---------------------------------
Michael Kardok                      Treasurer                     April 29, 2005


/s/ GRAHAM T. ALLISON, JR.*
---------------------------------
Graham T. Allison, Jr.              Trustee                       April 29, 2005


/s/ EDWARD A. BENJAMIN*
---------------------------------
Edward A. Benjamin                  Trustee                       April 29, 2005


/s/ ROBERT J. BLANDING*
---------------------------------
Robert J. Blanding                  Trustee                       April 29, 2005


/s/ DANIEL M. CAIN*
---------------------------------
Daniel M. Cain                      Trustee; Co-Chairman of the   April 29, 2005
                                    Board


/s/ PAUL G. CHENAULT*
---------------------------------
Paul G. Chenault                    Trustee                       April 29, 2005


/s/ KENNETH J. COWAN*
---------------------------------
Kenneth J. Cowan                    Trustee; Co-Chairman of the   April 29, 2005
                                    Board


/s/ RICHARD DARMAN*
---------------------------------
Richard Darman                      Trustee                       April 29, 2005


/s/ John T. Hailer
---------------------------------
John T. Hailer                      Trustee, President, Chief     April 29, 2005
                                    Executive Officer

/s/ SANDRA O. MOOSE*
---------------------------------
Sandra O. Moose                     Trustee                       April 29, 2005


/s/ JOHN A. SHANE*
---------------------------------
John A. Shane                       Trustee                       April 29, 2005


                                        *By: /s/ Coleen Downs Dinneen
                                             -----------------------------------
                                             Coleen Downs Dinneen
                                             Attorney-In-Fact**
                                             April 29, 2005

** Powers of Attorney are incorporated by reference to exhibit (q) to PEA No. 29 to the Registration Statement filed on December 9, 2004.

                            CDC Nvest Funds Trust III

                                  Exhibit Index

                        Exhibits for Item 23 of Form N-1A

Exhibit   Exhibit Description
-------   -------------------
(a)(7)    Amendment No. 6 to Agreement and Declaration
(e)(4)    Form of Dealer Agreement
(h)(3)    Fee Waiver/Expense Reimbursement Undertakings
(j)       Consent of PricewaterhouseCoopers LLP
(p)(4)    Code of Ethics for Loomis Sayles